UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared nine semiannual reports to shareholders for the period ended January 31, 2016. The first report applies to the Technical Opportunities Fund, the second report applies to the Global Income Fund, the third report applies to the Short Duration Credit Opportunities Fund, the fourth report applies to the Absolute Return Currency Fund, the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Core Fund, the seventh report applies to the Fundamental Large Cap Value Fund, the eighth report applies to the Diversified Strategies Fund, and the ninth report applies to the Global Absolute Return Strategies Fund.

John Hancock

Technical Opportunities Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Technical Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
25	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities declined during the period

Slowing economic growth, falling commodity prices, and speculation about U.S. Federal Reserve policy weighed on investor sentiment and pressured the performance of the world stock markets.

The fund underperformed its benchmark

The fund's stock selection in the healthcare sector was the primary factor in its shortfall versus its benchmark, the MSCI AC World Index.

Mixed performance outside of healthcare

While stock selection in the financials and materials sectors added value, selection in the information technology and consumer discretionary sectors detracted.

PORTFOLIO COMPOSITION AS OF 1/31/16 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, including emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Frequent trading may increase fund transaction costs. The fund may invest in initial public offerings, which are frequently volatile in price. The fund can invest up to 100% of its assets in cash, which may cause the fund to not meet its investment objective. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Frank L. Teixeira, CMT, CFA, Wellington Management Company LLP

Frank L. Teixeira, CMT, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment of the past six months?

The world equity markets declined during the six-month period ended January 31, 2016. The growth slowdown in China and its implications for global commerce fueled investor anxiety. In addition, the weaker outlook for China led to a sharp downturn in the prices of oil and other commodities, weighing heavily on the performance of stocks in the energy and materials sectors. On the other side of the ledger, elevated volatility and concerns about the state of the global economy fueled relative outperformance for the more defensive segments of the market, such as consumer staples, utilities, and telecommunication services.

Uncertainty about the U.S. Federal Reserve's (Fed's) timeline for interest-rate increases also contributed to weaker market sentiment. As many market participants expected, the Fed left rates unchanged at its highly anticipated September meeting. The Fed ultimately enacted a quarter-point rate hike in December, its first increase since 2006. The market initially reacted positively to the news, but volatility remained elevated through the end of 2015 as investors assessed the impact of the rate increase and global economic developments. The markets continued their downward trend in January, with the fund's benchmark, the MSCI AC World Index, losing 6.0% for the month.

From a technical standpoint, we saw a narrowing of potential investment opportunities during the course of the period. While companies offering growth, high-quality recurring revenue streams, steady and growing returns of capital to shareholders, low share price volatility, and exposure to the U.S. consumer performed well through much of 2015, such stocks began to experience weaker relative performance during the second half of the period. Our preference for these types of companies, together with the fund's underweight in the defensive market segments, contributed to the fund's underperformance during the past six months. However, the fund has outpaced its benchmark for the three- and five-year periods ended January 31, 2016.

What other factors detracted from performance during the period?

The fund underperformed its benchmark due largely to weak stock selection in the healthcare sector, where stocks with positive price trends generally reversed course in mid-August and lagged

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       4

"The fund underperformed its benchmark due largely to weak stock selection in the healthcare sector, where stocks with positive price trends generally reversed course in mid-August and lagged thereafter."
thereafter. A number of factors weighed on the sector, including investors' growing concern about an increased government role in pricing within the pharmaceutical and biotechnology industries. While a number of individual holdings detracted from performance, the largest negative impact came from the fund's positions in Alkermes PLC, Tetraphase Pharmaceuticals, Inc., and Jazz Pharmaceuticals PLC. All three positions were sold prior to the end of the period. The fund's overweight position in healthcare also detracted given that the sector underperformed the broader market.

Selection in the consumer discretionary and information technology sectors also detracted from performance. In the former, the fund lost some ground through positions in Netflix, Inc., Asics Corp., and Expedia Inc. In technology, the leading detractors were HubSpot, Inc., a maker of cloud-based marketing software, and ServiceNow, Inc., a provider of cloud-based technology services. These detractors were offset, to some extent, by the strong performance of the fund's holdings in Facebook, Inc. and Activision Blizzard, Inc. We sold Netflix, Asics, and ServiceNow prior to the end of the period.

What aspects of the fund's positioning aided performance?

On the positive side, the fund was helped by strong stock selection in the financials and materials

SECTOR COMPOSITION AS OF 1/31/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       5

"On the positive side, the fund was helped by strong stock selection in the financials and materials sectors."
sectors. In financials, the German asset management firm Partners Group Holding AG and the U.S. exchange operator NASDAQ, Inc. were the leading contributors. In materials, we added value through investments in Daicel Corp., a Japanese specialty chemicals company, and Vulcan Materials Co., a producer of asphalt, concrete, and other aggregates used in construction. We sold the fund's position in Vulcan prior to the end of the period. Fund performance was also helped by overweight positions in Alphabet, Inc. (formerly Google) and Amazon.com, Inc., both of which outpaced the return of the broader market by a substantial margin.

How would you characterize the fund's positioning?

We do not attempt to forecast macroeconomic events or company fundamentals; instead, we use a technical analysis framework to identify sustained price trends and align the portfolio accordingly.

With this in mind, the fund closed the period with overweight positions in the United States and Japan, both of which continued to demonstrate the strongest technical conditions on both an absolute and relative basis. The fund had a significant underweight in the emerging markets, and it remained underweight in Europe, albeit to a smaller extent than it was at the beginning of the period. Information technology was the fund's largest overweight at the sector level, followed by consumer discretionary and healthcare. However, it should be noted that we significantly reduced fund's weighting in healthcare during the course of the period. The fund held a lower weighting in the defensive segments of the market, such as utilities, real estate investment trusts, and

TOP 10 HOLDINGS AS OF 1/31/16 (%)

Facebook, Inc., Class A	5.0
Alphabet, Inc., Class A	4.4
Amazon.com, Inc.	4.2
Microsoft Corp.	2.6
Expedia, Inc.	2.1
Visa, Inc., Class A	1.9
MasterCard, Inc., Class A	1.9
ANTA Sports Products, Ltd.	1.6
Adobe Systems, Inc.	1.5
Zalando SE	1.5
TOTAL	26.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       6

telecommunication services, where we found fewer stocks that were attractive from a technical standpoint. The fund held an above-average position in cash, as we identified fewer compelling investment ideas that offered the requisite upside. With that said, we continued to look for ways to make volatility work to the fund's advantage by seeking opportunities at both the industry and individual stock levels.

MANAGED BY

Frank L. Teixeira, CMT, CFA On the fund since 2009 Investing since 1989

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	73.0
Japan	8.4
Germany	4.7
United Kingdom	4.1
China	3.3
Switzerland	1.8
Denmark	1.4
Isle of Man	1.3
Ireland	1.2
Netherlands	0.8
TOTAL	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Frank L. Teixeira, CMT, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-9.35	6.03	6.62	-20.89	34.01	51.70
Class C2	-6.08	6.43	6.77	-17.71	36.54	53.10
Class I3	-4.25	7.49	7.84	-16.51	43.48	63.43
Class NAV[3]	-4.21	7.67	8.02	-16.51	44.72	65.13
Index†	-6.29	5.01	8.18	-11.20	27.69	66.73

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross/Net (%)	1.63	2.34	1.32	1.21

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Technical Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI All Country World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-3-09	15,310	15,310	16,673
Class I3	8-3-09	16,343	16,343	16,673
Class NAV[3]	8-3-09	16,513	16,513	16,673

The MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 8-3-09.
2	Class C shares were first offered on 8-28-14. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$832.60	$7.55	1.64%
Class C	1,000.00	830.30	10.81	2.35%
Class I	1,000.00	834.90	6.09	1.32%
Class NAV	1,000.00	834.90	5.63	1.22%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.90	$8.31	1.64%
Class C	1,000.00	1,013.30	11.89	2.35%
Class I	1,000.00	1,018.50	6.70	1.32%
Class NAV	1,000.00	1,019.00	6.19	1.22%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       11

Fund's investments

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 86.4%		$583,575,787
(Cost $543,584,782)
Consumer discretionary 21.2%		143,184,941
Distributors 0.8%
Core-Mark Holding Company, Inc.	63,196	5,137,203
Diversified consumer services 0.1%
Bright Horizons Family Solutions, Inc. (I)	13,200	926,244
Hotels, restaurants and leisure 4.0%
Chuy's Holdings, Inc. (I)	46,355	1,584,877
Darden Restaurants, Inc.	74,770	4,714,996
Domino's Pizza, Inc.	40,984	4,669,307
McDonald's Corp.	59,697	7,389,295
Panera Bread Company, Class A (I)	10,250	1,988,500
Starbucks Corp.	109,685	6,665,557
Internet and catalog retail 9.0%
Amazon.com, Inc. (I)	48,812	28,652,644
Ctrip.com International, Ltd., ADR (I)	114,542	4,888,653
Expedia, Inc.	142,343	14,382,337
Yoox Net-A-Porter Group SpA (I)	85,766	2,950,972
Zalando SE (I)	285,579	9,834,876
Media 0.5%
ProSiebenSat.1 Media AG	70,916	3,543,238
Specialty retail 3.7%
L Brands, Inc.	34,436	3,311,021
Nitori Holdings Company, Ltd.	42,421	3,445,679
Ross Stores, Inc.	119,235	6,708,161
Ulta Salon Cosmetics & Fragrance, Inc. (I)	31,354	5,680,404
Yamada Denki Company, Ltd.	1,219,673	5,906,468
Textiles, apparel and luxury goods 3.1%
adidas AG	33,115	3,409,939
ANTA Sports Products, Ltd.	4,476,973	10,822,625
Pandora A/S	49,123	6,571,945
Consumer staples 6.5%		43,642,594
Beverages 1.8%
Davide Campari-Milano SpA	114,676	1,001,903
Dr. Pepper Snapple Group, Inc.	35,337	3,316,024
Molson Coors Brewing Company, Class B	51,653	4,673,563
PepsiCo, Inc.	33,581	3,334,593
Food and staples retailing 0.6%
Ain Holdings, Inc.	86,275	3,920,196

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       12

	Shares	Value
Consumer staples (continued)
Food products 1.1%
Diamond Foods, Inc. (I)	42,186	$1,548,226
Greencore Group PLC	171,988	955,388
Hormel Foods Corp.	58,320	4,689,511
Household products 0.5%
Kimberly-Clark Corp.	25,760	3,308,099
Tobacco 2.5%
Altria Group, Inc.	76,662	4,684,815
Philip Morris International, Inc.	51,834	4,665,578
Reynolds American, Inc.	151,045	7,544,698
Energy 1.0%		6,978,237
Oil, gas and consumable fuels 1.0%
Tesoro Corp.	39,138	3,414,791
Valero Energy Corp.	52,504	3,563,446
Financials 8.5%		57,717,291
Capital markets 1.8%
Interactive Brokers Group, Inc., Class A	170,520	5,502,680
Partners Group Holding AG	19,040	6,866,863
Diversified financial services 4.8%
CBOE Holdings, Inc.	50,684	3,376,568
Euronext NV (S)	115,230	5,585,936
Intercontinental Exchange, Inc.	19,303	5,092,131
Japan Exchange Group, Inc.	365,502	5,196,324
London Stock Exchange Group PLC	140,699	4,982,063
Markit, Ltd. (I)	134,911	3,826,076
Nasdaq, Inc.	75,399	4,674,738
Real estate investment trusts 1.9%
Equinix, Inc.	25,663	7,970,158
Federal Realty Investment Trust	30,788	4,643,754
Health care 9.1%		61,190,728
Biotechnology 0.9%
Actelion, Ltd. (I)	38,759	5,107,645
Portola Pharmaceuticals, Inc. (I)	27,541	909,679
Health care equipment and supplies 2.4%
Edwards Lifesciences Corp. (I)	57,724	4,514,594
Intuitive Surgical, Inc. (I)	4,817	2,605,274
STERIS PLC	62,490	4,326,808
Sysmex Corp.	71,962	4,633,819
Pharmaceuticals 5.8%
Allergan PLC (I)	24,557	6,984,748
Bristol-Myers Squibb Company	132,996	8,267,031

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       13

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	48,563	$3,841,333
Ono Pharmaceutical Company, Ltd.	49,811	8,027,686
Santen Pharmaceutical Company, Ltd.	294,123	4,698,590
Shionogi & Company, Ltd.	106,936	4,666,626
The Medicines Company (I)	75,431	2,606,895
Industrials 4.0%		26,961,062
Aerospace and defense 2.1%
Orbital ATK, Inc.	78,187	7,054,813
Raytheon Company	56,344	7,225,555
Construction and engineering 0.5%
Vinci SA	49,618	3,361,481
Machinery 0.5%
KUKA AG (L)	42,661	3,279,816
Road and rail 0.9%
DSV A/S	82,340	3,204,375
East Japan Railway Company	30,843	2,835,022
Information technology 33.3%		224,994,135
Communications equipment 0.4%
Harris Corp.	30,706	2,670,501
Internet software and services 13.2%
Alphabet, Inc., Class A (I)	38,813	29,550,278
Facebook, Inc., Class A (I)	298,891	33,538,562
GoDaddy, Inc., Class A (I)(L)	146,049	4,453,034
Rightmove PLC	74,921	4,274,889
Tencent Holdings, Ltd.	356,218	6,692,157
United Internet AG	118,042	6,109,079
VeriSign, Inc. (I)(L)	63,328	4,787,597
IT services 10.3%
Accenture PLC, Class A	66,580	7,026,853
EPAM Systems, Inc. (I)	19,344	1,448,866
ExlService Holdings, Inc. (I)	89,138	3,891,765
Global Payments, Inc.	149,363	8,804,949
MasterCard, Inc., Class A	146,231	13,018,946
Nomura Research Institute, Ltd.	94,371	3,424,537
Obic Company, Ltd.	85,539	4,430,909
Paysafe Group PLC (I)	1,524,684	8,784,476
Visa, Inc., Class A	175,022	13,037,389
Wirecard AG (L)	114,537	5,792,231
Software 9.4%
Activision Blizzard, Inc.	139,676	4,863,518

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       14

		Shares	Value
Information technology (continued)
Software (continued)
	Adobe Systems, Inc. (I)	111,541	$9,941,649
	Guidewire Software, Inc. (I)	140,050	7,708,352
	HubSpot, Inc. (I)	176,046	7,145,707
	Manhattan Associates, Inc. (I)	59,306	3,418,991
	Microsoft Corp.	315,942	17,405,245
	salesforce.com, Inc. (I)	95,592	6,505,992
	The Sage Group PLC	703,119	6,267,663
Materials 1.4%			9,479,377
Chemicals 0.8%
	Daicel Corp.	368,699	5,423,958
Containers and packaging 0.6%
	RPC Group PLC	377,508	4,055,419
Utilities 1.4%			9,427,422
Multi-utilities 1.4%
	CMS Energy Corp.	69,281	2,693,645
	NiSource, Inc.	161,267	3,388,220
	WEC Energy Group, Inc.	60,575	3,345,557
	Yield (%)	Shares	Value
Securities lending collateral 3.1%			$21,178,568
(Cost $21,178,453)
John Hancock Collateral Trust (W)	0.4110(Y)	2,116,841	21,178,568
		Par value^	Value
Short-term investments 8.8%			$59,200,000
(Cost $59,200,000)
Repurchase agreement 8.8%			59,200,000
	Bank of America Tri-Party Repurchase Agreement dated 1-29-16 at 0.340% to be repurchased at $59,201,677 on 2-1-16, collateralized by $56,320,052 Government National Mortgage Association 4.000% due 2-20-45 (valued at $60,384,001, including interest).	59,200,000	59,200,000
Total investments (Cost $623,963,235)† 98.3%			$663,954,355
Other assets and liabilities, net 1.7%			$11,478,535
Total net assets 100.0%			$675,432,890

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $627,521,260. Net unrealized appreciation aggregated $36,433,095, of which $47,147,101 related to appreciated investment securities and $10,714,006 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $602,784,782) including $20,753,681 of securities loaned	$642,775,787
Investments in affiliated issuers, at value (Cost $21,178,453)	21,178,568
Total investments, at value (Cost $623,963,235)	663,954,355
Cash	78,639
Foreign currency, at value (Cost $3,361,562)	3,361,564
Receivable for investments sold	139,015,470
Receivable for fund shares sold	133,950
Unrealized appreciation on forward foreign currency exchange contracts	3,432,534
Dividends and interest receivable	161,960
Receivable for securities lending income	52,255
Other receivables and prepaid expenses	34,802
Total assets	810,225,529
Liabilities
Payable for investments purchased	109,307,018
Unrealized depreciation on forward foreign currency exchange contracts	2,177,234
Payable for fund shares repurchased	1,975,083
Payable upon return of securities loaned	21,231,398
Payable to affiliates
Accounting and legal services fees	18,370
Transfer agent fees	16,796
Trustees' fees	1,552
Other liabilities and accrued expenses	65,188
Total liabilities	134,792,639
Net assets	$675,432,890
Net assets consist of
Paid-in capital	$662,350,235
Accumulated net investment loss	(2,401,807)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(25,805,589)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	41,290,051
Net assets	$675,432,890

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($52,591,586 ÷ 4,944,092 shares)[1]	$10.64
Class C ($3,195,037 ÷ 292,514 shares)[1]	$10.92
Class I ($20,338,362 ÷ 1,854,263 shares)	$10.97
Class NAV ($599,307,905 ÷ 53,817,195 shares)	$11.14
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.20

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       18

STATEMENT OF OPERATIONS   For the six months ended 1-31-16 (unaudited)

Investment income
Dividends	$2,402,814
Securities lending	160,834
Interest	22,196
Less foreign taxes withheld	(71,820)
Total investment income	2,514,024
Expenses
Investment management fees	4,541,023
Distribution and service fees	105,571
Accounting and legal services fees	51,029
Transfer agent fees	56,638
Trustees' fees	7,247
State registration fees	33,164
Printing and postage	7,502
Professional fees	28,667
Custodian fees	70,496
Registration and filing fees	26,263
Other	9,741
Total expenses	4,937,341
Less expense reductions	(29,006)
Net expenses	4,908,335
Net investment loss	(2,394,311)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(17,522,962)
Investments in affiliated issuers	(1,122)
(17,524,084)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(120,329,007)
Investments in affiliated issuers	(137)
(120,329,144)
Net realized and unrealized loss	(137,853,228)
Decrease in net assets from operations	($140,247,539)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($2,394,311)	($5,518,116)
Net realized gain (loss)	(17,524,084)	90,774,253
Change in net unrealized appreciation (depreciation)	(120,329,144)	92,347,365
Increase (decrease) in net assets resulting from operations	(140,247,539)	177,603,502
Distributions to shareholders
From net realized gain
Class A	(7,236,588)	(7,064,030)
Class C	(411,214)	(17,531)
Class I	(2,737,264)	(4,070,058)
Class NAV	(77,283,763)	(106,392,068)
Total distributions	(87,668,829)	(117,543,687)
From fund share transactions	33,651,799	(62,339,874)
Total decrease	(194,264,569)	(2,280,059)
Net assets
Beginning of period	869,697,459	871,977,518
End of period	$675,432,890	$869,697,459
Accumulated net investment loss	($2,401,807)	($7,496)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       20

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$14.47		$13.76	$13.15	$9.65	$11.33	$9.86
Net investment loss[2]	(0.06)		(0.14)	(0.14)	(0.08)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.20)		2.81	2.09	3.58	(1.17)	1.56
Total from investment operations	(2.26)		2.67	1.95	3.50	(1.27)	1.47
Less distributions
From net realized gain	(1.57)		(1.96)	(1.34)	—	(0.41)	—
Net asset value, end of period	$10.64		$14.47	$13.76	$13.15	$9.65	$11.33
Total return (%)[3,4]	(16.74	) [5]	21.46	14.86	36.27	(10.93)	14.91
Ratios and supplemental data
Net assets, end of period (in millions)	$53		$66	$59	$45	$51	$125
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	[6]	1.67	1.72	1.78	1.88	1.90
Expenses including reductions	1.64	[6]	1.65	1.71	1.78	1.88	1.90
Net investment loss	(1.00	) [6]	(1.05)	(1.03)	(0.69)	(1.04)	(0.79)
Portfolio turnover (%)	133		228	306	391	507	361

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       21

Class C Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$14.86		$14.94
Net investment loss[3]	(0.11)		(0.27)
Net realized and unrealized gain (loss) on investments	(2.26)		2.15
Total from investment operations	(2.37)		1.88
Less distributions
From net realized gain	(1.57)		(1.96)
Net asset value, end of period	$10.92		$14.86
Total return (%)[4,5]	(16.97	) [6]	14.41	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36	[7]	3.39	[7]
Expenses including reductions	2.35	[7]	2.50	[7]
Net investment loss	(1.72	) [7]	(2.06	) [7]
Portfolio turnover (%)	133		228	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       22

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$14.84		$14.03	$13.35	$9.77	$11.42	$9.89
Net investment loss[2]	(0.04)		(0.10)	(0.11)	(0.04)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.26)		2.87	2.13	3.62	(1.17)	1.57
Total from investment operations	(2.30)		2.77	2.02	3.58	(1.24)	1.53
Less distributions
From net realized gain	(1.57)		(1.96)	(1.34)	—	(0.41)	—
Net asset value, end of period	$10.97		$14.84	$14.03	$13.35	$9.77	$11.42
Total return (%)[3]	(16.51	) [4]	21.79	15.17	36.64	(10.57)	15.47
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$44	$30	$18	$17	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[5]	1.35	1.44	1.48	1.55	1.49
Expenses including reductions	1.32	[5]	1.35	1.43	1.47	1.51	1.49
Net investment loss	(0.65	) [5]	(0.74)	(0.75)	(0.39)	(0.69)	(0.37)
Portfolio turnover (%)	133		228	306	391	507	361

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       23

Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$15.03		$14.16	$13.44	$9.81	$11.45	$9.90
Net investment loss[2]	(0.04)		(0.08)	(0.08)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.28)		2.91	2.14	3.65	(1.19)	1.58
Total from investment operations	(2.32)		2.83	2.06	3.63	(1.23)	1.55
Less distributions
From net realized gain	(1.57)		(1.96)	(1.34)	—	(0.41)	—
Net asset value, end of period	$11.14		$15.03	$14.16	$13.44	$9.81	$11.45
Total return (%)[3]	(16.51	) [4]	22.02	15.38	37.00	(10.45)	15.66
Ratios and supplemental data
Net assets, end of period (in millions)	$599		$758	$783	$606	$433	$535
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[5]	1.21	1.22	1.24	1.32	1.37
Expenses including reductions	1.22	[5]	1.20	1.21	1.23	1.32	1.37
Net investment loss	(0.57	) [5]	(0.59)	(0.54)	(0.16)	(0.46)	(0.31)
Portfolio turnover (%)	133		228	306	391	507	361

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       25

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$143,184,941	$96,699,199	$46,485,742	—
Consumer staples	43,642,594	37,765,107	5,877,487	—
Energy	6,978,237	6,978,237	—	—
Financials	57,717,291	35,086,105	22,631,186	—
Health care	61,190,728	34,056,362	27,134,366	—
Industrials	26,961,062	14,280,368	12,680,694	—
Information technology	224,994,135	179,218,194	45,775,941	—
Materials	9,479,377	—	9,479,377	—
Utilities	9,427,422	9,427,422	—	—
Securities lending collateral	21,178,568	21,178,568	—	—
Short-term investments	59,200,000	—	59,200,000	—
Total investments in securities	$663,954,355	$434,689,562	$229,264,793	—
Other financial instruments
Forward foreign currency contracts	$1,255,300	—	$1,255,300	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Interest income is accrued as earned. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       26

money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of January 31, 2016, the fund loaned common stocks valued at $20,753,681 and received $21,231,398 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $501. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       27

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and net operating losses.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       28

held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended January 31, 2016, the fund held forward foreign currency contracts with USD notional values ranging up to approximately $330.4 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CHF	2,260,000	USD	2,249,719	Bank of Montreal	3/16/2016	—	($39,591)	($39,591)
DKK	6,960,000	USD	1,016,504	Bank of Montreal	3/16/2016	—	(4,954)	(4,954)
EUR	6,170,000	USD	6,726,164	Bank of Montreal	3/16/2016	—	(34,888)	(34,888)
EUR	3,060,000	USD	3,347,120	Royal Bank of Scotland PLC	3/16/2016	—	(28,594)	(28,594)
EUR	4,590,000	USD	5,000,571	HSBC Bank USA	3/16/2016	—	(22,782)	(22,782)
GBP	4,165,000	USD	5,923,205	HSBC Bank USA	3/16/2016	$11,939	—	11,939
JPY	2,502,300,000	USD	21,289,398	Bank of Montreal	3/16/2016	—	(599,645)	(599,645)
JPY	1,536,500,000	USD	12,701,769	Commonwealth Bank of Australia Sydney	3/16/2016	2,465	—	2,465
JPY	1,023,800,000	USD	8,421,721	JPMorgan Chase Bank N.A.	3/16/2016	43,359	—	43,359
JPY	553,000,000	USD	4,713,001	Royal Bank of Scotland PLC	3/16/2016	—	(140,634)	(140,634)
JPY	2,359,900,000	USD	19,628,555	Standard Chartered Bank	3/16/2016	—	(116,207)	(116,207)
USD	14,131,836	CHF	13,920,000	Credit Suisse International	3/16/2016	519,012	—	519,012
USD	10,058,359	DKK	68,280,000	UBS AG	3/16/2016	134,711	—	134,711
USD	51,188,159	EUR	46,580,000	Citibank N.A.	3/16/2016	672,821	—	672,821
USD	4,081,557	EUR	3,765,000	Commonwealth Bank of Australia Sydney	3/16/2016	—	(1,531)	(1,531)
USD	4,049,092	EUR	3,690,000	JPMorgan Chase Bank N.A.	3/16/2016	47,341	—	47,341
USD	27,190,264	GBP	17,905,000	Citibank N.A.	3/16/2016	1,675,560	—	1,675,560
USD	2,798,353	GBP	1,965,000	Commonwealth Bank of Australia Sydney	3/16/2016	—	(1,781)	(1,781)
USD	6,467,095	GBP	4,310,000	JPMorgan Chase Bank N.A.	3/16/2016	325,326	—	325,326
USD	119,439,521	JPY	14,589,000,000	UBS AG	3/16/2016	—	(1,186,627)	(1,186,627)
						$3,432,534	($2,177,234)	$1,255,300

Currency abbreviations:
CHF	Swiss Franc	GBP	British Pound
DKK	Danish Krone	JPY	Japanese Yen
EUR	Euro	USD	US Dollar

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       29

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$3,432,534	($2,177,234)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Investments and foreign currency transactions*
Foreign currency	Net realized gain (loss)	$2,406,776

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, or the six months ended January 31, 2016:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	$1,255,300

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 1.20% of the first $250 million of the fund's average daily net assets and b) 1.15% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       30

Prior to December 1, 2015, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class C shares to the extent that expenses of Class C shares exceeded 2.50% of average annual net assets in an amount equal to the amount by which expenses of the share class exceed the class expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, underlying fund expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense.

The expense reductions described above amounted to the following for the six months ended January 31, 2016:

Class	Expense Reduction	Class	Expense Reduction
Class A	$2,262	Class NAV	$25,459
Class C	108	Total	$29,006
Class I	1,177

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 1.16% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $66,732 for the six months ended January 31, 2016. Of this amount, $10,783 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,272 was paid as sales commissions to broker-dealers and $1,677 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, CDSCs received by the Distributor amounted to $3,789 and $1,292 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       31

Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$91,084	$37,383
Class C	14,487	1,781
Class I	—	17,474
Total	$105,571	$56,638

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	841,978	$11,203,914	1,563,779	$21,819,493
Distributions reinvested	602,249	7,154,724	552,141	6,979,063
Repurchased	(1,087,741)	(13,551,515)	(1,796,035)	(24,805,471)
Net increase	356,486	$4,807,123	319,885	$3,993,085
Class C shares[1]
Sold	179,700	$2,430,132	133,315	$1,913,897
Distributions reinvested	27,492	335,403	339	4,415
Repurchased	(39,448)	(495,166)	(8,884)	(124,711)
Net increase	167,744	$2,270,369	124,770	$1,793,601
Class I shares
Sold	780,989	$10,313,180	1,622,024	$23,236,910
Distributions reinvested	200,155	2,449,902	305,393	3,951,781
Repurchased	(2,058,188)	(27,432,503)	(1,168,738)	(16,237,349)
Net increase (decrease)	(1,077,044)	($14,669,421)	758,679	$10,951,342
Class NAV shares
Sold	305,457	$4,172,556	1,943,810	$28,158,805
Distributions reinvested	6,217,519	77,283,763	8,121,532	106,392,068
Repurchased	(3,124,014)	(40,212,591)	(14,911,150)	(213,628,775)
Net increase (decrease)	3,398,962	$41,243,728	(4,845,808)	($79,077,902)
Total net increase (decrease)	2,846,148	$33,651,799	(3,642,474)	($62,339,874)

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       32

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $966,117,706 and $1,058,883,574, respectively, for the six months ended January 31, 2016.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 88.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Fund	41.2%
John Hancock Funds II Lifestyle Balanced Fund	25.5%
John Hancock Funds II Lifestyle Aggressive Fund	16.0%
John Hancock Funds II Alternative Asset Allocation Fund	5.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       33

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274543	347SA 1/16 3/16

John Hancock

Global Income Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The past six months have been a challenging period for all investors, and the fixed-income markets offered no exception. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Against this backdrop, corporate and high-yield bonds continued to suffer on fears of a wave of defaults from commodity-linked issuers. High yield was not the only market that faced headwinds; all risk assets struggled over the past six months, and while these types of declines are unsettling, history shows that they tend not to last.

Although volatility returned in force to the markets, the economic picture in the United States continued to offer reasons for optimism. In fact, in December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
26	Financial statements
29	Financial highlights
32	Notes to financial statements
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with capital appreciation as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Slowing global growth pressured the credit-sensitive market segments

High-yield bonds and emerging-markets debt both finished the six-month period with negative returns.

The fund lagged its benchmark

Country and individual issuer selection in the fund's emerging-markets portfolio was the key factor in its underperformance.

The fund's high-yield portfolio outperformed

The fund's defensive approach in high yield, which was highlighted by an underweight position in the resources sectors, aided performance.

PORTFOLIO COMPOSITION AS OF 1/31/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit, interest-rate, counterparty, liquidity, and lending risk. Please see the fund's prospectuses for additional risks.

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Discussion of fund performance

From the Investment Management Team
Stone Harbor Investment Partners LP

How did the bond market perform during the past six months?

A backdrop of slowing global growth and heightened elevated risk aversion aided the performance of U.S. Treasuries during the six-month period, but the credit-sensitive segments in which the fund is invested—high-yield bonds and the emerging markets—lost ground.

The prospect of slower economic growth proved very challenging for both asset classes. First, weaker economic conditions led to a softer credit outlook for higher-risk issues and prompted investors to seek shelter in "safe havens" such as U.S. Treasuries. In addition, slow growth contributed to falling demand for commodities, pressuring the prices of oil and base metals. This trend weighed heavily on the resources sectors within high yield, and the resulting selling pressure spilled over to the rest of the market during November and December due to the poor liquidity conditions typically associated with year-end. The emerging markets were also affected by falling commodity prices, which weighed on the growth outlook for the many countries that rely on raw-materials exports to fuel their economies. With that said, a low level of new-issue supply enabled the emerging markets to outperform domestic, high-yield bonds by a comfortable margin.

Why did the fund underperform its benchmark index during the period?

The fund's positioning in its emerging-markets portfolio was the primary cause of its performance shortfall. The fund was hurt by being overweight in Brazil, which lagged the broader asset class due to the unfavorable combination of recessionary conditions, rising interest rates, and political turmoil. While Brazil's market rallied significantly in January, this was not enough to overcome the weakness that occurred late in 2015. The fund's performance was also hurt by its overweight position in Mexico, which lagged in the November-December period, and its underweight in Ukraine, which rallied after receiving better-than-expected terms in its debt restructuring. The fund's exposure to bonds denominated in local currencies, while modest, also had a negative impact on results due to the weakness in emerging-market currencies relative to the U.S. dollar. On the plus side, fund performance was boosted by our decision to overweight Venezuela, which was one of the top performing countries for the period due in part to market-friendly election results and successful debt repayments in October and November. A position in the bonds of a state-owned Kazakhstan-based energy producer, which rallied after the Kazakh government offered to buy back the company's debt, also aided performance.

The fund's high-yield portfolio outpaced its benchmark, which helped counterbalance some of the underperformance in the emerging markets. Our industry positioning made a substantial contribution to returns, highlighted by the portfolio's underweights in energy and mining, two of the worst performing segments of the benchmark. We also elected to overweight defensive industries such as cable/media and food products/beverages, both of which held up relatively well

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"The fund's positioning in its emerging-markets portfolio was the primary cause of its performance shortfall."
amid the volatility in the broader market. These positive factors were somewhat offset by the adverse impact of individual security selection, particularly within the energy and utilities sectors. The portfolio's underweight in BB-rated bonds acted as an additional headwind to performance, as BB credits did relatively well.

How was the fund positioned at the end of the period?

The fund held approximately equal weightings in high-yield bonds and the emerging markets at the close of the period, maintaining the allocation strategy we have employed since December 2014.

Our positioning in the fund's emerging-markets portfolio reflects our efforts to take advantage of potential values that were created by the volatility of 2015. We believe broad-based selling in higher-risk assets gave rise to values by pressuring the prices of otherwise healthy, creditworthy issuers. We found this to be the case in Africa, where yield spreads widened even among countries with light debt-repayment schedules. Accordingly, we established or maintained positions in Ivory Coast, Kenya, Ghana, Nigeria, Zambia, and other African nations. We also sought opportunities in quasi-sovereign corporate issuers (companies that are owned entirely or in part by governments) in the resources sectors. Many bonds in this category lost ground in sympathy with the broader sell-off in energy-related assets, and we believe yield spreads have climbed to levels that more than compensate investors for the underlying risks. Argentina is another country in which we slightly

QUALITY COMPOSITION AS OF 1/31/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       5

"...we believe our active approach-and ability to invest across the full range of the global fixed-income markets-can add value at a time of both elevated risk and increasingly compelling valuations."
increased the fund's position, which reflected our optimism that the election of a market-friendly government would likely translate to outperformance for the nation's bond market over time.

Generally speaking, these moves represented our effort to capitalize on specific opportunities by rotating the portfolio from stronger performers into those with more attractive valuations. While we believe the broader market will continue to experience volatility due to fluctuations in both commodity prices and investors' appetite for risk, we think this opportunistic, value-oriented approach can help the portfolio navigate a potentially challenging environment for the emerging markets.

We retained a defensive posture in the high-yield portfolio in response to elevated volatility. The U.S. high-yield market continued to be significantly pressured by depressed commodity prices, increasing credit-rating downgrades, accelerating default rates, and deepening concerns surrounding slowing global growth. In addition, below-average liquidity conditions exacerbated both overall market volatility and the price swings in individual securities. With that in mind, we added to the portfolio's allocation to leveraged loans, a segment of the market with lower exposure to commodity-related sectors. In addition, we maintained the portfolio's underweight in issues rated CCC and below (the lowest-quality segment of the market). From an industry standpoint, we remained overweight in several defensive areas such as the cable/media, food/beverage and consumer products industries, all of which stand to benefit from their stable operations, strong cash flows, and solid asset values.

TOP 10 ISSUERS AS OF 1/31/16 (%)

Petroleos Mexicanos	2.9
Federative Republic of Brazil	2.3
Republic of Colombia	2.0
Republic of Argentina	1.9
Corporacion Nacional del Cobre de Chile	1.8
Petroleos de Venezuela SA	1.7
Republic of Turkey	1.7
Government of Dominican Republic	1.7
Republic of Indonesia	1.6
Republic of Ivory Coast	1.6
TOTAL	19.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       6

We retained a significant underweight in the energy and metals/mining industries, on the expectation that weak commodity prices would lead to continued volatility in these areas.

Overall, we believe our active approach-and ability to invest across the full range of the global fixed-income markets-can add value at a time of both elevated risk and increasingly compelling valuations.

MANAGED BY

The Global Income Fund is managed by a five person team at Stone Harbor Investment Partners LP.

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	43.5
Mexico	4.2
Brazil	3.1
Colombia	2.7
Argentina	2.4
Russia	2.1
United Kingdom	2.1
Chile	1.9
Venezuela	1.8
Indonesia	1.7
Other countries	34.5
TOTAL	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Pablo Cisilino, Stone Harbor Investment Partners LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 1-31-16	as of 1-31-16
Class A	-8.55	1.42	3.54	-9.69	7.30	24.34	6.00	5.99
Class I3	-4.50	2.54	4.52	-5.77	13.36	31.86	6.59	6.59
Class NAV[3]	-4.32	2.70	4.67	-5.71	14.27	33.04	6.69	6.69
Index 1†	-2.52	5.31	7.22	-4.31	29.50	54.57	—	—
Index 2†	-3.40	4.79	6.56	-4.55	26.34	48.77	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 4%. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.

	Class A	Class I	Class NAV
Gross/Net (%)	1.25	0.94	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index; Index 2 is 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index and 50% JPMorgan EMBI Global Diversified Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a separate index and a blended index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class I3	11-2-09	13,186	13,186	15,457	14,877
Class NAV[3]	11-2-09	13,304	13,304	15,457	14,877

The values shown in the chart for Class A with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The BofA Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies.

The blended index is 50% BofA Merrill Lynch U.S. High Yield Master II Constrained Index and 50% JPMorgan EMBI Global Diversified Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-2-09.
3	For certain types of investors as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$940.90	$6.34	1.30%
Class I	1,000.00	942.30	4.78	0.98%
Class NAV	1,000.00	942.90	4.25	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.60	1.30%
Class I	1,000.00	1,020.20	4.98	0.98%
Class NAV	1,000.00	1,020.80	4.42	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       11

Fund's investments

As of 1-31-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 59.4%				$233,743,288
(Cost $267,920,881)
Argentina 0.5%				1,913,600
YPF SA	8.500	07-28-25	518,000	482,064
YPF SA (S)	8.500	07-28-25	650,000	604,906
YPF SA (S)	8.750	04-04-24	862,000	826,630
Austria 0.1%				580,115
ESAL GmbH (S)	6.250	02-05-23	739,000	580,115
Azerbaijan 0.5%				1,936,724
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	2,011,000	1,648,441
State Oil Company of the Azerbaijan Republic	5.450	02-09-17	284,000	288,283
Brazil 0.8%				3,194,521
Brazil Loan Trust 1 (S)	5.477	07-24-23	2,457,692	2,107,471
Brazil Loan Trust 1	5.477	07-24-23	198,417	171,135
Brazil Minas SPE	5.333	02-15-28	500,000	382,500
GTL Trade Finance, Inc. (S)	5.893	04-29-24	634,000	430,169
Samarco Mineracao SA (S)	4.125	11-01-22	246,000	103,246
Canada 1.3%				5,303,939
Cascades, Inc. (S)	5.500	07-15-22	845,000	809,088
Mercer International, Inc.	7.750	12-01-22	1,485,000	1,369,913
Norbord, Inc. (S)	5.375	12-01-20	1,525,000	1,525,000
Quebecor Media, Inc.	5.750	01-15-23	1,590,000	1,599,938
Chile 1.9%				7,397,298
Banco del Estado de Chile (S)	3.875	02-08-22	164,000	165,190
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22	2,484,000	2,286,224
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42	637,000	489,692
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23	909,000	887,852
Corporacion Nacional del Cobre de Chile (S)	4.500	09-16-25	253,000	242,408
Corporacion Nacional del Cobre de Chile (S)	4.875	11-04-44	608,000	508,997
Corporacion Nacional del Cobre de Chile	6.150	10-24-36	2,361,000	2,343,930
Corporacion Nacional del Cobre de Chile (S)	6.150	10-24-36	255,000	253,156
Corporacion Nacional del Cobre de Chile	7.500	01-15-19	197,000	219,849
China 0.2%				737,118
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42	371,000	388,695
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.700	06-10-25	334,000	348,423
Colombia 0.5%				1,788,483
Ecopetrol SA	4.125	01-16-25	1,440,000	1,094,400
Ecopetrol SA	5.875	05-28-45	644,000	445,777
Ecopetrol SA	7.375	09-18-43	323,000	248,306

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       12

	Rate (%)	Maturity date	Par value^		Value
Ecuador 0.6%					$2,430,326
EP PetroEcuador (P)	6.224	09-24-19		3,146,053	2,430,326
France 0.8%					3,257,176
Albea Beauty Holdings SA (S)	8.375	11-01-19		1,095,000	1,141,538
Numericable-SFR SAS (S)	6.000	05-15-22		1,110,000	1,093,350
Numericable-SFR SAS (S)	6.250	05-15-24		630,000	614,250
SPCM SA (S)	6.000	01-15-22		405,000	408,038
Germany 0.8%					2,951,430
CeramTec Group GmbH	8.250	08-15-21	EUR	1,275,000	1,474,219
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		855,000	852,863
Unitymedia KabelBW GmbH (S)	6.125	01-15-25		615,000	624,348
Hong Kong 0.8%					3,039,513
Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20		2,875,000	3,039,513
India 0.0%					185,822
Vedanta Resources PLC (S)	6.000	01-31-19		142,000	87,515
Vedanta Resources PLC (S)	8.250	06-07-21		172,000	98,307
Indonesia 0.1%					513,500
Perusahaan Listrik Negara PT	5.250	10-24-42		650,000	513,500
Ireland 0.6%					2,421,539
Endo, Ltd. (S)	6.000	02-01-25		1,365,000	1,348,101
Mallinckrodt International Finance SA (S)	5.625	10-15-23		1,145,000	1,073,438
Italy 0.3%					1,194,375
Telecom Italia SpA (S)	5.303	05-30-24		1,225,000	1,194,375
Jamaica 0.2%					662,750
Digicel Group, Ltd. (S)	7.125	04-01-22		889,000	662,750
Kazakhstan 1.3%					5,232,741
KazMunayGas National Company (S)	6.375	04-09-21		1,462,000	1,430,640
KazMunayGas National Company	6.375	04-09-21		2,057,000	2,015,885
KazMunayGas National Company	7.000	05-05-20		507,000	511,602
KazMunayGas National Company (S)	9.125	07-02-18		619,000	660,164
Zhaikmunai LLP (S)	6.375	02-14-19		347,000	254,178
Zhaikmunai LLP (S)	7.125	11-13-19		492,000	360,272
Luxembourg 1.5%					5,934,401
Altice Luxembourg SA (S)	7.750	05-15-22		1,510,000	1,408,075
ArcelorMittal	7.250	02-25-22		525,000	426,563
ArcelorMittal	7.500	10-15-39		920,000	648,600
Cosan Luxembourg SA (S)	5.000	03-14-23		692,000	532,840
INEOS Group Holdings SA (S)	5.875	02-15-19		1,795,000	1,743,394
Wind Acquisition Finance SA (S)	4.750	07-15-20		625,000	614,063
Wind Acquisition Finance SA (S)	7.375	04-23-21		590,000	560,866

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       13

	Rate (%)	Maturity date	Par value^	Value
Malaysia 0.9%				$3,562,991
1MDB Global Investments, Ltd.	4.400	03-09-23	1,100,000	969,858
Petronas Capital, Ltd. (S)	3.500	03-18-25	2,133,000	2,095,510
Petronas Capital, Ltd. (S)	4.500	03-18-45	519,000	497,623
Mexico 3.3%				12,973,386
Cemex Finance LLC (S)	9.375	10-12-22	166,000	167,610
Cemex SAB de CV (S)	5.700	01-11-25	34,000	28,475
Cemex SAB de CV (S)	6.125	05-05-25	337,000	288,455
Cemex SAB de CV (S)	7.250	01-15-21	200,000	190,500
Cemex SAB de CV (S)	9.500	06-15-18	396,000	410,850
Comision Federal de Electricidad (S)	4.875	01-15-24	295,000	293,525
Petroleos Mexicanos	3.500	01-30-23	1,381,000	1,177,303
Petroleos Mexicanos (S)	4.500	01-23-26	302,000	259,720
Petroleos Mexicanos	4.875	01-18-24	750,000	678,660
Petroleos Mexicanos	5.500	01-21-21	1,737,000	1,616,274
Petroleos Mexicanos	5.500	06-27-44	406,000	305,515
Petroleos Mexicanos (S)	5.625	01-23-46	3,212,000	2,473,240
Petroleos Mexicanos	5.625	01-23-46	260,000	200,200
Petroleos Mexicanos	6.000	03-05-20	94,000	95,645
Petroleos Mexicanos (S)	6.375	02-04-21	275,000	277,831
Petroleos Mexicanos	6.375	01-23-45	2,189,000	1,846,969
Petroleos Mexicanos	6.500	06-02-41	1,022,000	870,744
Petroleos Mexicanos (S)	6.875	08-04-26	1,538,000	1,553,380
Petroleos Mexicanos	9.500	09-15-27	154,000	174,790
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	70,000	63,700
Morocco 0.2%				665,279
OCP SA (S)	4.500	10-22-25	83,000	74,710
OCP SA (S)	5.625	04-25-24	362,000	359,944
OCP SA (S)	6.875	04-25-44	246,000	230,625
Netherlands 0.7%				2,693,246
Intergas Finance BV	6.375	05-14-17	158,000	159,608
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19	625,000	651,563
UPCB Finance IV, Ltd. (S)	5.375	01-15-25	960,000	921,600
VTR Finance BV (S)	6.875	01-15-24	1,030,000	960,475
Portugal 0.0%				97,785
CIMPOR Financial Operations BV (S)	5.750	07-17-24	159,000	97,785
Russia 1.3%				5,075,123
Gazprom Neft OAO (S)	4.375	09-19-22	228,000	199,500
Gazprom OAO (S)	4.950	07-19-22	87,000	81,597
Gazprom OAO (S)	5.999	01-23-21	281,000	278,997
Gazprom OAO (S)	6.510	03-07-22	241,000	243,434
Gazprom OAO (S)	8.146	04-11-18	222,000	236,896

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       14

	Rate (%)	Maturity date	Par value^		Value
Russia (continued)
Gazprom OAO (S)	9.250	04-23-19		410,000	$454,288
Gazprom OAO	9.250	04-23-19		530,000	588,136
Rosneft Oil Company (S)	4.199	03-06-22		3,410,000	2,992,275
Singapore 0.1%					571,768
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		680,000	571,768
South Africa 1.0%					3,856,875
Eskom Holdings SOC, Ltd. (S)	6.750	08-06-23		1,023,000	882,542
Eskom Holdings SOC, Ltd. (S)	7.125	02-11-25		3,452,000	2,974,333
United Kingdom 2.1%					8,102,801
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	140,204	203,779
Boparan Finance PLC	5.500	07-15-21	GBP	1,550,000	1,956,554
Fiat Chrysler Automobiles NV	5.250	04-15-23		145,000	135,213
Fiat Chrysler Automobiles NV (S)	5.250	04-15-23		765,000	713,363
Premier Foods Finance PLC	6.500	03-15-21	GBP	1,000,000	1,325,896
R&R PLC, PIK	9.250	05-15-18	EUR	1,100,000	1,198,496
Virgin Media Finance PLC (S)	6.000	10-15-24		1,440,000	1,450,800
Virgin Media Secured Finance PLC (S)	5.250	01-15-26		1,130,000	1,118,700
United States 35.3%					138,748,144
ACCO Brands Corp.	6.750	04-30-20		1,267,000	1,303,426
AECOM	5.750	10-15-22		1,280,000	1,294,400
Altice US Finance I Corp. (S)	5.375	07-15-23		575,000	577,875
AMC Entertainment, Inc.	5.750	06-15-25		1,710,000	1,742,063
Amsurg Corp.	5.625	07-15-22		1,135,000	1,140,533
Argos Merger Sub, Inc. (S)	7.125	03-15-23		1,470,000	1,481,025
Artesyn Embedded Technologies, Inc. (S)	9.750	10-15-20		1,030,000	896,100
Ball Corp.	5.250	07-01-25		340,000	350,200
Berry Plastics Corp. (S)	6.000	10-15-22		790,000	805,800
Bonanza Creek Energy, Inc.	5.750	02-01-23		450,000	162,000
Bonanza Creek Energy, Inc.	6.750	04-15-21		1,710,000	671,175
Building Materials Corp. of America (S)	5.375	11-15-24		1,125,000	1,108,125
Cable One, Inc. (S)	5.750	06-15-22		1,135,000	1,146,350
Cablevision Systems Corp.	5.875	09-15-22		2,575,000	2,124,375
Cablevision Systems Corp.	8.000	04-15-20		490,000	463,050
CalAtlantic Group, Inc.	5.875	11-15-24		747,000	775,013
Calpine Corp.	5.750	01-15-25		1,490,000	1,339,138
Calumet Specialty Products Partners LP	7.625	01-15-22		570,000	416,100
Calumet Specialty Products Partners LP (S)	7.750	04-15-23		190,000	138,700
CCO Holdings LLC	6.625	01-31-22		1,630,000	1,725,763
CCOH Safari LLC (S)	5.750	02-15-26		655,000	651,643
Centene Escrow Corp. (S)	5.625	02-15-21		530,000	539,938
CenturyLink, Inc.	5.800	03-15-22		680,000	633,250
CenturyLink, Inc.	7.650	03-15-42		1,310,000	982,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       15

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	1,000,000	$904,400
Chemtura Corp.	5.750	07-15-21	2,150,000	2,133,875
Chiquita Brands International, Inc.	7.875	02-01-21	840,000	890,400
Cincinnati Bell, Inc.	8.375	10-15-20	1,130,000	1,149,775
Cinemark USA, Inc.	5.125	12-15-22	725,000	728,625
Cleaver-Brooks, Inc. (S)	8.750	12-15-19	1,381,000	1,298,140
Cloud Peak Energy Resources LLC	6.375	03-15-24	355,000	91,413
CNOOC Finance 2015 USA LLC	3.500	05-05-25	240,000	231,183
Cogent Communications Group, Inc. (S)	5.375	03-01-22	740,000	717,800
Community Health Systems, Inc.	6.875	02-01-22	1,465,000	1,331,136
Constellation Brands, Inc.	4.750	12-01-25	465,000	480,113
CyrusOne LP	6.375	11-15-22	1,400,000	1,421,000
DaVita HealthCare Partners, Inc.	5.125	07-15-24	1,000,000	1,005,625
Dean Foods Company (S)	6.500	03-15-23	1,730,000	1,781,900
Denbury Resources, Inc.	5.500	05-01-22	1,780,000	623,000
DISH DBS Corp.	5.000	03-15-23	3,020,000	2,627,400
Dynegy, Inc.	6.750	11-01-19	1,470,000	1,420,388
Dynegy, Inc.	7.625	11-01-24	795,000	699,600
Energizer Holdings, Inc. (S)	5.500	06-15-25	935,000	869,550
EnerSys (S)	5.000	04-30-23	880,000	866,800
EP Energy LLC	6.375	06-15-23	740,000	259,000
EP Energy LLC	9.375	05-01-20	925,000	393,125
Erickson, Inc.	8.250	05-01-20	889,000	551,180
First Data Corp. (S)	7.000	12-01-23	975,000	984,750
Frontier Communications Corp.	6.250	09-15-21	1,095,000	922,198
Frontier Communications Corp.	9.000	08-15-31	1,629,000	1,295,055
FTS International, Inc.	6.250	05-01-22	1,365,000	255,938
GCI, Inc.	6.875	04-15-25	1,300,000	1,274,000
GenOn Energy, Inc.	9.500	10-15-18	3,175,000	2,222,500
GLP Capital LP	5.375	11-01-23	675,000	646,313
Gray Television, Inc.	7.500	10-01-20	1,570,000	1,619,063
Griffon Corp.	5.250	03-01-22	1,840,000	1,757,200
Halcon Resources Corp.	9.750	07-15-20	1,690,000	245,050
HCA, Inc.	5.250	04-15-25	560,000	574,000
HCA, Inc.	5.375	02-01-25	1,910,000	1,931,488
HealthSouth Corp.	5.750	11-01-24	1,325,000	1,307,894
Hornbeck Offshore Services, Inc.	5.000	03-01-21	965,000	545,225
Hornbeck Offshore Services, Inc.	5.875	04-01-20	550,000	330,000
Hot Topic, Inc. (S)	9.250	06-15-21	1,500,000	1,342,500
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	340,000	351,050
IASIS Healthcare LLC	8.375	05-15-19	965,000	904,688
Isle of Capri Casinos, Inc.	5.875	03-15-21	1,520,000	1,554,200
Jarden Corp. (S)	5.000	11-15-23	700,000	717,500
Kinetic Concepts, Inc.	10.500	11-01-18	855,000	829,350

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       16

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Kinetic Concepts, Inc.	12.500	11-01-19	820,000	$733,900
L Brands, Inc. (S)	6.875	11-01-35	1,075,000	1,111,281
Landry's, Inc. (S)	9.375	05-01-20	716,000	756,275
Laredo Petroleum, Inc.	5.625	01-15-22	715,000	507,650
Laredo Petroleum, Inc.	7.375	05-01-22	830,000	616,275
Level 3 Communications, Inc.	5.750	12-01-22	930,000	957,900
Level 3 Financing, Inc.	5.375	08-15-22	1,665,000	1,700,381
Levi Strauss & Company	5.000	05-01-25	680,000	663,000
LifePoint Health, Inc.	5.500	12-01-21	1,475,000	1,497,125
Lin Television Corp.	5.875	11-15-22	1,835,000	1,848,763
Linn Energy LLC	6.500	09-15-21	690,000	75,900
Linn Energy LLC	7.750	02-01-21	1,900,000	228,000
Louisiana-Pacific Corp.	7.500	06-01-20	600,000	618,000
Masonite International Corp. (S)	5.625	03-15-23	680,000	697,000
MasTec, Inc.	4.875	03-15-23	1,915,000	1,603,813
Mediacom LLC	7.250	02-15-22	2,015,000	2,025,075
MEDNAX, Inc. (S)	5.250	12-01-23	810,000	830,250
MGM Resorts International	6.625	12-15-21	1,610,000	1,654,275
Midstates Petroleum Company, Inc.	10.750	10-01-20	945,000	42,525
MPG Holdco I, Inc.	7.375	10-15-22	1,360,000	1,312,400
NCI Building Systems, Inc. (S)	8.250	01-15-23	705,000	733,200
NCR Corp.	5.000	07-15-22	825,000	783,750
Nexstar Broadcasting, Inc.	6.875	11-15-20	1,815,000	1,819,538
NRG Energy, Inc.	6.250	07-15-22	1,905,000	1,571,625
Nuance Communications, Inc. (S)	5.375	08-15-20	1,250,000	1,246,875
Oasis Petroleum, Inc.	7.250	02-01-19	1,660,000	1,029,200
Outerwall, Inc.	6.000	03-15-19	1,480,000	1,285,750
Outfront Media Capital LLC	5.250	02-15-22	805,000	823,113
Owens-Brockway Glass Container, Inc. (S)	5.875	08-15-23	1,020,000	1,000,875
Pilgrim's Pride Corp. (S)	5.750	03-15-25	1,165,000	1,121,313
Pinnacle Entertainment, Inc.	6.375	08-01-21	1,110,000	1,176,600
Pinnacle Foods, Inc. (S)	5.875	01-15-24	675,000	698,625
Platform Specialty Products Corp. (S)	6.500	02-01-22	1,050,000	824,250
Post Holdings, Inc.	7.375	02-15-22	1,535,000	1,617,506
QEP Resources, Inc.	5.375	10-01-22	1,645,000	1,118,600
Quicken Loans, Inc. (S)	5.750	05-01-25	985,000	923,438
Quiksilver, Inc. (H)(S)	7.875	08-01-18	1,095,000	219,000
Quiksilver, Inc. (H)	10.000	08-01-20	515,000	30,900
Quintiles Transnational Corp. (S)	4.875	05-15-23	480,000	486,000
Revlon Consumer Products Corp.	5.750	02-15-21	685,000	667,875
RHP Hotel Properties LP	5.000	04-15-21	1,235,000	1,250,438
RJS Power Holdings LLC (S)	4.625	07-15-19	1,550,000	1,185,750
RSI Home Products, Inc. (S)	6.500	03-15-23	1,390,000	1,428,225
Sally Holdings LLC	5.625	12-01-25	780,000	805,350

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       17

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Shea Homes LP (S)	5.875	04-01-23		680,000	$680,850
Signode Industrial Group Lux SA (S)	6.375	05-01-22		990,000	821,700
Sinclair Television Group, Inc.	6.125	10-01-22		1,745,000	1,801,713
Smithfield Foods, Inc.	6.625	08-15-22		1,000,000	1,056,100
Spectrum Brands, Inc. (S)	5.750	07-15-25		1,110,000	1,137,750
Spectrum Brands, Inc. (S)	6.125	12-15-24		770,000	800,800
Sprint Capital Corp.	8.750	03-15-32		3,280,000	2,312,400
T-Mobile USA, Inc.	6.500	01-15-26		1,165,000	1,159,175
T-Mobile USA, Inc.	6.731	04-28-22		1,655,000	1,700,513
Talen Energy Supply LLC	6.500	06-01-25		545,000	307,925
Team Health, Inc. (S)	7.250	12-15-23		1,115,000	1,165,175
TEGNA, Inc.	6.375	10-15-23		1,435,000	1,513,925
Tenet Healthcare Corp.	6.000	10-01-20		290,000	307,400
Tesoro Logistics LP	5.875	10-01-20		622,000	578,460
Tesoro Logistics LP	6.125	10-15-21		810,000	733,050
The Goodyear Tire & Rubber Company	5.125	11-15-23		545,000	557,263
The Sun Products Corp. (S)	7.750	03-15-21		900,000	825,750
The William Carter Company	5.250	08-15-21		1,125,000	1,161,563
Tops Holding LLC (S)	8.000	06-15-22		1,150,000	1,092,500
Tribune Media Company (S)	5.875	07-15-22		1,850,000	1,845,375
Trinseo Materials Operating SCA (S)	6.750	05-01-22		1,195,000	1,135,250
VRX Escrow Corp. (S)	5.875	05-15-23		1,445,000	1,293,275
WESCO Distribution, Inc.	5.375	12-15-21		660,000	617,100
Windstream Corp.	7.500	04-01-23		2,073,000	1,591,028
Xerium Technologies, Inc.	8.875	06-15-18		570,000	553,613
XPO Logistics, Inc. (S)	6.500	06-15-22		1,255,000	1,123,225
ZF North America Capital, Inc. (S)	4.750	04-29-25		1,060,000	993,750
Venezuela 1.7%					6,720,519
Petroleos de Venezuela SA	5.125	10-28-16		1,813,794	1,006,656
Petroleos de Venezuela SA	5.250	04-12-17		4,271,000	1,665,690
Petroleos de Venezuela SA	8.500	11-02-17		9,816,133	4,048,173
Foreign government obligations 32.2%					$126,922,497
(Cost $137,679,227)
Angola 0.7%					2,799,038
Republic of Angola
Bond	7.000	08-16-19		852,188	802,075
Bond	9.500	11-12-25		600,000	501,120
Bond (S)	9.500	11-12-25		1,791,000	1,495,843
Argentina 1.9%					7,580,702
Republic of Argentina
Bond (H)	2.260	12-31-38	EUR	472,449	283,351
Bond (H)	5.870	03-31-23	EUR	600,000	332,328

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       18

	Rate (%)		Maturity date	Par value^		Value
Argentina (continued)
Bond (H)	6.000		03-31-23		946,000	$1,106,820
Bond (H)	7.820		12-31-33	EUR	488,517	543,942
Bond (H)	7.820		12-31-33	EUR	3,877,680	4,359,719
Bond (H)	9.250		07-20-49	EUR	38,000	42,400
Bond (H)	9.750		11-26-49	EUR	4,000	4,767
Bond (H)	10.250		01-26-49	EUR	5,000	5,958
Bond (H)	11.000		12-04-49		54,000	108,540
Bond (H)	11.375		01-30-17		4,000	8,360
Bond (H)	11.750		04-07-49		3,000	6,030
Bond (H)	12.250		06-19-18		5,306	11,090
Bond (H)	15.500		12-19-49		34,000	71,060
GDP-Linked Note (I)	4.380	*	12-15-35	EUR	3,898,942	432,085
GDP-Linked Note (I)	4.447	*	12-15-35		2,424,329	264,252
Azerbaijan 0.3%						1,311,975
Republic of Azerbaijan Bond (S)	4.750		03-18-24		1,470,000	1,311,975
Bahrain 0.1%						552,260
Kingdom of Bahrain Bond (S)	7.000		01-26-26		554,000	552,260
Brazil 2.3%						9,104,433
Federative Republic of Brazil
Bond	2.625		01-05-23		1,349,000	1,062,338
Bond	4.250		01-07-25		2,346,000	1,964,775
Bond	5.000		01-27-45		1,658,000	1,139,875
Bond	5.625		01-07-41		2,141,000	1,605,750
Bond	7.125		01-20-37		2,321,000	2,100,505
Bond	8.250		01-20-34		1,219,000	1,231,190
Cameroon 0.1%						234,955
Republic of Cameroon Bond	9.500		11-19-25		274,000	234,955
Colombia 2.2%						8,842,971
Bogota Distrito Capital Bond	9.750		07-26-28	COP	2,728,000,000	871,589
Republic of Colombia
Bond	2.625		03-15-23	COP	510,000,000	173,237
Bond	4.000		02-26-24		4,115,000	3,863,985
Bond	5.000		06-15-45		624,000	510,120
Bond	5.625		02-26-44		293,000	255,643
Bond	7.375		09-18-37		1,828,000	1,919,400
Bond	7.750		04-14-21	COP	633,000,000	193,227
Bond	8.125		05-21-24		450,000	529,875
Bond	10.375		01-28-33		391,000	525,895

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       19

	Rate (%)	Maturity date	Par value^	Value
Costa Rica 1.5%				$5,869,230
Republic of Costa Rica
Bond	4.250	01-26-23	3,660,000	3,229,950
Bond (S)	7.000	04-04-44	1,622,000	1,362,480
Bond	7.158	03-12-45	1,520,000	1,276,800
Croatia 0.9%				3,430,869
Republic of Croatia
Bond (S)	5.500	04-04-23	630,000	657,090
Bond	6.250	04-27-17	1,450,000	1,508,178
Bond (S)	6.375	03-24-21	549,000	595,116
Bond	6.625	07-14-20	614,000	670,485
Dominican Republic 1.7%				6,557,841
Government of Dominican Republic
Bond (S)	5.875	04-18-24	1,461,000	1,409,865
Bond	6.600	01-28-24	2,459,000	2,477,443
Bond (S)	6.850	01-27-45	654,000	596,775
Bond	7.500	05-06-21	1,961,000	2,073,758
Ecuador 0.1%				444,000
Government of Ecuador Bond	10.500	03-24-20	600,000	444,000
Egypt 0.4%				1,687,886
Arab Republic of Egypt Bond (S)	5.875	06-11-25	2,024,000	1,687,886
El Salvador 1.0%				3,912,382
Republic of El Salvador
Bond	7.375	12-01-19	880,000	848,100
Bond	7.650	06-15-35	1,995,000	1,571,063
Bond	7.750	01-24-23	1,135,000	1,056,969
Bond	8.250	04-10-32	500,000	436,250
Ethiopia 0.2%				613,323
Federal Democratic Republic of Ethiopia Bond (S)	6.625	12-11-24	713,000	613,323
Gabon 0.2%				985,512
Republic of Gabon
Bond	6.375	12-12-24	277,684	214,327
Bond	6.950	06-16-25	480,000	472,371
Bond (S)	6.950	06-16-25	388,000	298,814
Ghana 0.7%				2,833,815
Republic of Ghana
Bond	7.875	08-07-23	611,000	442,571
Bond (S)	7.875	08-07-23	1,107,000	800,361
Bond (S)	8.125	01-18-26	905,000	648,089

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       20

	Rate (%)	Maturity date	Par value^		Value
Ghana (continued)
Bond (S)	10.750	10-14-30		996,000	$942,794
Hungary 0.8%					3,184,090
Republic of Hungary
Bond	4.375	07-04-17	EUR	442,000	505,312
Bond	5.000	03-30-16	GBP	104,000	148,726
Bond	5.375	02-21-23		1,939,000	2,119,715
Bond	6.000	01-11-19	EUR	331,000	410,337
Indonesia 1.6%					6,343,198
Republic of Indonesia
Bond	3.750	04-25-22		341,000	332,574
Bond (S)	4.750	01-08-26		1,559,000	1,587,400
Bond	4.875	05-05-21		472,000	496,145
Bond	7.750	01-17-38		2,500,000	2,972,620
Bond	8.500	10-12-35		755,000	954,459
Iraq 0.6%					2,190,358
Republic of Iraq Bond	5.800	01-15-28		3,463,000	2,190,358
Ivory Coast 1.6%					6,127,650
Republic of Ivory Coast
Bond (S)	5.375	07-23-24		916,000	789,702
Bond	5.750	12-31-32		4,637,000	4,027,782
Bond (S)	6.375	03-03-28		1,487,000	1,310,166
Jamaica 0.6%					2,561,213
Government of Jamaica
Bond	6.750	04-28-28		486,000	482,355
Bond	7.625	07-09-25		1,451,000	1,534,433
Bond	8.000	06-24-19		510,000	544,425
Kazakhstan 0.1%					348,531
Republic of Kazakhstan Bond (S)	4.875	10-14-44		423,000	348,531
Kenya 0.7%					2,668,066
Republic of Kenya
Bond (S)	5.875	06-24-19		386,000	365,619
Bond (S)	6.875	06-24-24		1,902,000	1,692,856
Bond	6.875	06-24-24		684,000	609,591
Lithuania 0.1%					217,580
Republic of Lithuania Bond (S)	7.375	02-11-20		184,000	217,580
Mexico 0.9%					3,609,844
Government of Mexico
Bond	3.600	01-30-25		877,000	851,786

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       21

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Bond	4.600	01-23-46	1,368,000	$1,214,100
Bond	4.750	03-08-44	566,000	510,815
Bond	5.550	01-21-45	150,000	151,463
Bond	6.050	01-11-40	824,000	881,680
Morocco 0.0%				74,382
Kingdom of Morocco Bond (S)	4.250	12-11-22	74,000	74,382
Mozambique 0.1%				409,005
Republic of Mozambique Bond	6.305	09-11-20	516,880	409,005
Namibia 0.1%				563,325
Republic of Namibia Bond (S)	5.250	10-29-25	609,000	563,325
Nigeria 0.6%				2,274,582
Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	526,000	465,194
Bond	6.375	07-12-23	353,000	312,941
Bond	6.750	01-28-21	1,589,000	1,496,447
Panama 1.2%				4,692,023
Republic of Panama
Bond	6.700	01-26-36	1,234,000	1,474,630
Bond	7.125	01-29-26	101,000	124,735
Bond	8.125	04-28-34	472,000	617,140
Bond	8.875	09-30-27	491,000	682,490
Bond	9.375	04-01-29	1,243,000	1,793,028
Paraguay 0.3%				1,205,198
Republic of Paraguay
Bond (S)	4.625	01-25-23	379,000	370,473
Bond (S)	6.100	08-11-44	865,000	834,725
Peru 1.2%				4,784,172
Republic of Peru
Bond	4.125	08-25-27	919,000	908,432
Bond	6.550	03-14-37	1,596,000	1,839,390
Bond	8.750	11-21-33	1,465,000	2,036,350
Philippines 0.5%				1,895,923
Republic of Philippines
Bond	6.375	01-15-32	141,000	187,968
Bond	7.750	01-14-31	566,000	826,661
Bond	9.500	02-02-30	540,000	881,294

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       22

	Rate (%)	Maturity date	Par value^	Value
Poland 0.1%				$270,000
Republic of Poland Bond	3.000	03-17-23	274,000	270,000
Romania 0.3%				1,156,694
Government of Romania
Bond (S)	4.375	08-22-23	536,000	563,556
Bond	6.750	02-07-22	502,000	593,138
Russia 0.8%				3,081,708
Government of Russia
Bond	5.625	04-04-42	2,800,000	2,689,218
Bond	5.875	09-16-43	400,000	392,490
Serbia 0.2%				841,612
Republic of Serbia
Bond	4.875	02-25-20	613,000	624,779
Bond (S)	5.875	12-03-18	207,000	216,833
South Africa 0.3%				1,190,896
Republic of South Africa Bond	4.665	01-17-24	1,223,000	1,190,896
Sri Lanka 0.5%				2,112,399
Republic of Sri Lanka
Bond (S)	5.875	07-25-22	1,469,000	1,327,422
Bond (S)	6.125	06-03-25	900,000	784,977
Trinidad And Tobago 0.3%				1,168,275
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24	1,110,000	1,168,275
Turkey 1.7%				6,614,485
Republic of Turkey
Bond	3.250	03-23-23	1,530,000	1,417,441
Bond	4.875	04-16-43	582,000	518,708
Bond	5.750	03-22-24	1,757,000	1,878,233
Bond	7.000	06-05-20	522,000	583,220
Bond	7.375	02-05-25	1,882,000	2,216,883
Ukraine 1.0%				4,000,976
Republic of Ukraine
Bond (S)	7.750	09-01-20	355,000	333,523
Bond (S)	7.750	09-01-22	324,000	301,968
Bond (S)	7.750	09-01-23	979,000	900,191
Bond (S)	7.750	09-01-24	1,814,000	1,655,638
Bond (S)	7.750	09-01-25	792,000	719,136
Bond (S)	7.750	09-01-26	100,000	90,520
Uruguay 1.1%				4,313,769

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       23

	Rate (%)		Maturity date	Par value^	Value
Uruguay (continued)
Republic of Uruguay
Bond	4.375		10-27-27	1,650,000	$1,608,750
Bond	4.500		08-14-24	484,426	491,692
Bond	5.100		06-18-50	2,558,760	2,213,327
Venezuela 0.1%					352,350
Republic of Venezuela Bond	13.625		08-15-18	810,000	352,350
Zambia 0.5%					1,909,001
Republic of Zambia
Bond	5.375		09-20-22	200,000	133,280
Bond (S)	8.500		04-14-24	507,000	362,312
Bond	8.970		07-30-27	600,000	427,790
Bond (S)	8.970		07-30-27	1,388,000	985,619
Term loans (M) 5.1%					$20,002,773
(Cost $22,993,734)
Germany 0.4%					1,650,726
Styrolution Group GmbH	6.500		11-07-19	1,663,200	1,650,726
Luxembourg 0.2%					626,905
Accudyne Industries Borrower SCA	4.000		12-13-19	762,195	626,905
United States 4.5%					17,725,142
Albertson's Holdings LLC	5.500		08-25-21	2,283,299	2,231,569
Avago Technologies, Ltd. (T)		TBD	02-01-23	1,130,000	1,110,564
Axalta Coating Systems US Holdings, Inc.	3.750		02-01-20	541,941	536,231
Beacon Roofing Supply, Inc.	4.000		10-01-22	663,338	659,814
Berry Plastics Corp.	4.000		10-01-22	759,479	755,396
Gates Global LLC	4.250		07-05-21	1,256,140	1,129,479
HD Supply, Inc.	3.750		08-13-21	673,313	661,530
Hostess Brands LLC	4.500		08-03-22	1,276,800	1,268,022
JC Penney Corp., Inc.	6.000		05-22-18	860,000	839,844
La Quinta Intermediate Holdings LLC	3.750		04-14-21	1,256,291	1,214,415
MacDermid, Inc.	5.500		06-07-20	738,150	685,424
Micro Focus US, Inc.	5.250		11-19-21	647,391	638,220
Petco Animal Supplies, Inc. (T)		TBD	01-26-23	1,400,000	1,370,390
Reynolds Group Holdings, Inc.	4.500		12-01-18	1,100,000	1,093,719
Summit Materials LLC	4.250		07-17-22	716,400	703,863
Texas Competitive Electric Holdings Company LLC (H)	4.646		10-10-17	4,483,433	1,339,426
Univision Communications, Inc.	4.000		03-01-20	1,524,068	1,487,236

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       24

		Shares	Value
Common stocks 0.0%			$68,148
(Cost $456,967)
United States 0.0%			68,148
EME Reorganization Trust		1,794,196	5,383
NRG Energy, Inc.		5,899	62,765
Warrants 0.0%			$2
(Cost $0)
Marshall Islands 0.0%			2
General Maritime Corp. (Expiration Date: 5-17-17) (I)(N)		1,262	2
	Yield (%)	Shares	Value
Short-term investments 2.4%			$9,409,349
(Cost $9,409,349)
Money market funds 2.4%			9,409,349
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.3471(Y)	9,409,349	9,409,349
Total investments (Cost $438,460,158)† 99.1%			$390,146,057
Other assets and liabilities, net 0.9%			$3,475,017
Total net assets 100.0%			$393,621,074

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,204,770 or 32.3% of the fund's net assets as of 1-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $440,668,267. Net unrealized depreciation aggregated $50,522,210, of which $1,548,188 related to appreciated investment securities and $52,070,398 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       25

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $438,460,158)	$390,146,057
Cash	203,339
Foreign currency, at value (Cost $21,502)	21,534
Receivable for investments sold	2,729,738
Receivable for fund shares sold	3,112
Unrealized appreciation on forward foreign currency exchange contracts	119,059
Dividends and interest receivable	6,377,695
Receivable for exchange cleared swaps	257,292
Other receivables and prepaid expenses	67,000
Total assets	399,924,826
Liabilities
Payable for investments purchased	6,011,600
Unrealized depreciation on forward foreign currency exchange contracts	8,857
Payable for fund shares repurchased	180,231
Distributions payable	495
Payable to affiliates
Accounting and legal services fees	9,533
Transfer agent fees	684
Trustees' fees	1,071
Other liabilities and accrued expenses	91,281
Total liabilities	6,303,752
Net assets	$393,621,074
Net assets consist of
Paid-in capital	$482,791,304
Accumulated distributions in excess of net investment income	(6,439)
Accumulated net realized gain (loss) on investments, swap agreements and foreign currency transactions	(40,651,283)
Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and swap agreements	(48,512,508)
Net assets	$393,621,074

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($2,984,043 ÷ 350,321 shares)[1]	$8.52
Class I ($145,978 ÷ 17,144 shares)	$8.51
Class NAV ($390,491,053 ÷ 45,835,977 shares)	$8.52
Maximum offering price per share
Class A (net assets value per share ÷ 96[2]	$8.88

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       26

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Interest	$16,018,575
Less foreign taxes withheld	(4,179)
Total investment income	16,014,396
Expenses
Investment management fees	1,729,846
Distribution and service fees	5,169
Accounting and legal services fees	29,852
Transfer agent fees	2,189
Trustees' fees	4,336
State registration fees	41,571
Printing and postage	1,276
Professional fees	67,441
Custodian fees	41,170
Registration and filing fees	17,834
Other	25,647
Total expenses	1,966,331
Less expense reductions	(16,541)
Net expenses	1,949,790
Net investment income	14,064,606
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(13,487,662)
Swap contracts	(76,322)
(13,563,984)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(26,147,107)
Swap contracts	(365,101)
(26,512,208)
Net realized and unrealized loss	(40,076,192)
Decrease in net assets from operations	($26,011,586)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       27

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,064,606	$31,026,439
Net realized loss	(13,563,984)	(18,305,125)
Change in net unrealized appreciation (depreciation)	(26,512,208)	(29,657,256)
Decrease in net assets resulting from operations	(26,011,586)	(16,935,942)
Distributions to shareholders
From net investment income
Class A	(101,685)	(167,034)
Class I	(3,793)	(29,854)
Class NAV	(13,915,584)	(31,769,537)
Total distributions	(14,021,062)	(31,966,425)
From fund share transactions	(64,030,152)	(44,709,759)
Total decrease	(104,062,800)	(93,612,126)
Net assets
Beginning of period	497,683,874	591,296,000
End of period	$393,621,074	$497,683,874
Accumulated distributions in excess of net investment income	($6,439)	($49,983)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       28

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.33		$10.18	$10.09	$10.47	$10.67	$10.47
Net investment income[2]	0.27		0.49	0.47	0.52	0.63	0.65
Net realized and unrealized gain (loss) on investments	(0.82)		(0.82)	0.21	(0.21)	0.02	0.42
Total from investment operations	(0.55)		(0.33)	0.68	0.31	0.65	1.07
Less distributions
From net investment income	(0.26)		(0.52)	(0.51)	(0.57)	(0.71)	(0.68)
From net realized gain	—		—	(0.07)	(0.12)	(0.14)	(0.19)
From tax return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.26)		(0.52)	(0.59)	(0.69)	(0.85)	(0.87)
Net asset value, end of period	$8.52		$9.33	$10.18	$10.09	$10.47	$10.67
Total return (%)[3,4]	(5.91	) [5]	(3.34)	6.95	2.85	6.72	10.67
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4	$3	$1	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[7]	1.51	3.22	7.91	1.41	1.39
Expenses including reductions	1.30	[7]	1.35	1.35	1.34	1.30	1.30
Net investment income	5.94	[7]	5.11	4.65	5.18	6.17	6.11
Portfolio turnover (%)	29		63	70	71	48	68

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       29

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.32		$10.17	$10.09	$10.47	$10.67	$10.47
Net investment income[2]	0.28		0.46	0.50	0.55	0.66	0.68
Net realized and unrealized gain (loss) on investments	(0.81)		(0.77)	0.20	(0.21)	0.03	0.42
Total from investment operations	(0.53)		(0.31)	0.70	0.34	0.69	1.10
Less distributions
From net investment income	(0.28)		(0.54)	(0.53)	(0.60)	(0.75)	(0.71)
From net realized gain	—		—	(0.07)	(0.12)	(0.14)	(0.19)
From tax return of capital	—		—	(0.02)	—	—	—
Total distributions	(0.28)		(0.54)	(0.62)	(0.72)	(0.89)	(0.90)
Net asset value, end of period	$8.51		$9.32	$10.17	$10.09	$10.47	$10.67
Total return (%)[3]	(5.77	) [4]	(3.07)	7.17	3.17	7.05	11.00
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	— [5]	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[6]	2.24	5.82	16.19	1.01	0.97
Expenses including reductions	0.98	[6]	1.04	1.04	1.02	1.00	1.00
Net investment income	6.27	[6]	4.74	4.92	5.31	6.47	6.41
Portfolio turnover (%)	29		63	70	71	48	68

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       30

Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.33		$10.18	$10.09	$10.47	$10.67	$10.47
Net investment income[2]	0.28		0.55	0.52	0.57	0.67	0.69
Net realized and unrealized gain (loss) on investments	(0.81)		(0.83)	0.20	(0.22)	0.03	0.42
Total from investment operations	(0.53)		(0.28)	0.72	0.35	0.70	1.11
Less distributions
From net investment income	(0.28)		(0.57)	(0.54)	(0.61)	(0.76)	(0.72)
From net realized gain	—		—	(0.07)	(0.12)	(0.14)	(0.19)
From tax return of capital	—		—	(0.02)	—	—	—
Total distributions	(0.28)		(0.57)	(0.63)	(0.73)	(0.90)	(0.91)
Net asset value, end of period	$8.52		$9.33	$10.18	$10.09	$10.47	$10.67
Total return (%)[3]	(5.71	) [4]	(2.85)	7.43	3.30	7.15	11.09
Ratios and supplemental data
Net assets, end of period (in millions)	$390		$494	$589	$542	$469	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[5]	0.85	0.92	0.90	0.90	0.93
Expenses including reductions	0.87	[5]	0.84	0.91	0.90	0.90	0.92
Net investment income	6.34	[5]	5.66	5.18	5.44	6.55	6.50
Portfolio turnover (%)	29		63	70	71	48	68

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       31

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with capital appreciation as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal marketwhere the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       32

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$233,743,288	—	$233,743,288	—
Foreign government obligations	126,922,497	—	126,922,497	—
Term loans	20,002,773	—	20,002,773	—
Common stocks	68,148	$68,148	—	—
Warrants	2	—	2	—
Short-term investments	9,409,349	—	9,409,349	—
Total investments in securities	$390,146,057	68,148	$390,077,909	—
Other financial instruments
Forward foreign currency contracts	$110,202	—	$110,202	—
Interest rate swaps	($296,239)	—	($296,239)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       33

and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $399. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2015, the fund has a short-term capital loss carryfoward of $12,993,565 and a long-term capital loss carryforward of $10,964,720 available to offset future net realized capital gains. These carryforwards do not expire.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       34

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       35

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $13.0 million to $15.2 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	44,345	USD	63,373	JPMorgan Chase	02/05/2016	—	($186)	($186)
USD	3,892,831	GBP	2,651,200	JPMorgan Chase	02/05/2016	$115,106	—	115,106
USD	9,858,887	EUR	9,108,187	JPMorgan Chase	02/05/2016	—	(8,636)	(8,636)
USD	1,232,630	COP	4,041,485,000	Citigroup	02/16/2016	2,980	—	2,980
USD	153,380	EUR	140,678	JPMorgan Chase	02/05/2016	973	—	973
USD	34,321	GBP	24,111	JPMorgan Chase	02/05/2016	—	(35)	(35)
						$119,059	($8,857)	$110,202

Currency abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the six months ended January 31, 2016, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of January 31, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       36

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	2,216,458	USD	$2,216,458	Fixed 2.077%	USD LIBOR BBA	Jan 2025	($69,243)	($69,243)
	6,190,934	USD	6,190,934	Fixed 2.140%	USD LIBOR BBA	Jan 2025	(226,996)	(226,996)
			$8,407,392				($296,239)	($296,239)

No interest rate swap positions were entered into or closed during the six months ended January 31, 2016.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate	Swap contracts, at value	Interest rate swaps^	—	($296,239)
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$119,059	(8,857)
			$119,059	($305,096)

^Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund's exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Swap contracts	Investments and foreign currency transactions*	Total
Interest rate	Net realized gain (loss)	($76,322)	—	($76,322)
Foreign currency	Net realized gain (loss)	—	$337,318	337,318
Total		($76,322)	$337,318	$260,996

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Swap contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Foreign currency	Change in unrealized appreciation (depreciation)	—	($48,788)	($48,788)
Interest rate	Change in unrealized appreciation (depreciation)	($365,101)	—	(365,101)
Total		($365,101)	($48,788)	($413,889)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       37

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.785% of the first $250 million of the fund's average daily net assets, b) 0.770% of the next $500 million of the fund's average daily net assets and c) 0.750% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

To the extent that expenses of Class A and Class I shares exceed 1.30% and 1.00%, respectively, of average annual net assets (on an annualized basis) attributable to Class A and Class I shares (Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payments to the classes in an amount equal to the amount by which expenses of each share class exceeds its Expense Limitation. Expenses mean all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense. The Expense Limitation expires on November 30, 2016 for Class A and Class I shares, respectively, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets (on an annual basis). Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific expenses, underlying fund expenses ("acquired fund fees") and short dividend expense, and acquired fund fees. This expense waiver will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $8,335, $2, and $8,204 for Class A, Class I, and Class NAV shares, respectively, for the six months ended January 31, 2016.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       38

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of the fund's Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,444 for the six months ended January 31, 2016. Of this amount, $911 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,533 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,169	$2,122
Class I	—	67
Total	$5,169	$2,189

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       39

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	62,628	$559,494	246,620	$2,395,208
Distributions reinvested	11,138	98,538	16,377	158,066
Repurchased	(124,684)	(1,105,509)	(113,773)	(1,098,505)
Net increase (decrease)	(50,918)	($447,477)	149,224	$1,454,769
Class I shares
Sold	6,819	$61,410	441,784	$4,297,495
Distributions reinvested	431	3,793	2,975	28,562
Repurchased	(2,958)	(27,185)	(439,821)	(4,171,457)
Net increase	4,292	$38,018	4,938	$154,600
Class NAV shares
Sold	190,884	$1,663,179	2,755,819	$26,857,784
Distributions reinvested	1,572,130	13,915,584	3,280,183	31,769,537
Repurchased	(8,873,878)	(79,199,456)	(10,892,859)	(104,946,449)
Net decrease	(7,110,864)	($63,620,693)	(4,856,857)	($46,319,128)
Total net decrease	(7,157,490)	($64,030,152)	(4,702,695)	($44,709,759)

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $123,758,504 and $179,770,394, respectively, for the six months ended January 31, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 99.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Balanced	33.6%
John Hancock Funds II Lifestyle Growth	19.6%
John Hancock Funds II Lifestyle Moderate	13.4%
John Hancock Funds II Alternative Asset Allocation	9.2%
John Hancock Funds II Lifestyle Conservative	6.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       40

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Stone Harbor Investment Partners LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL INCOME FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274538	352SA 1/16 3/16

John Hancock

Short Duration Credit Opportunities Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The past six months have been a challenging period for all investors, and the fixed-income markets offered no exception. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Against this backdrop, corporate and high-yield bonds continued to suffer on fears of a wave of defaults from commodity-linked issuers. High yield was not the only market that faced headwinds; all risk assets struggled over the past six months, and while these types of declines are unsettling, history shows that they tend not to last.

Although volatility returned in force to the markets, the economic picture in the United States continued to offer reasons for optimism. In fact, in December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Credit Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
40	Financial statements
45	Financial highlights
52	Notes to financial statements
65	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return, which consists of income on its investments and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. Treasuries gained, but credit-sensitive segments weakened

The backdrop of slowing global growth aided the performance of U.S. Treasuries, but high-yield bonds, senior loans, and emerging-market debt lagged.

The fund's emphasis on the credit sectors detracted

The fund underperformed the Barclays 1-5 Year U.S. Credit Index, which is invested entirely in investment-grade corporates, due to its investments in the higher-yielding market segments.

Security selection in investment-grade corporates also detracted

The fund's allocation to energy-related corporate bonds weighed on relative performance during the period.

PORTFOLIO COMPOSITION AS OF 1/31/16 (%)

A note about risks

Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. For additional information on these and other risk considerations, please see the fund's prospectuses.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       3

Discussion of fund performance

From the Investment Management Team
Stone Harbor Investment Partners LP

Can you describe the market environment of the past six months?

The past half year proved to be a challenging time for fixed-income investors. While U.S. Treasuries delivered positive total returns, high-yield bonds, senior loans, and emerging-market bonds all finished in negative territory.

The backdrop of slowing global growth was the primary cause of the performance disparity among the various segments of the market. After a pickup in the global economy during the middle of 2015, the combination of sharply falling commodity prices, weaker economic data in the developed markets, and the continued slowdown in China's growth rate caused investors to question whether the world was on track for a recession in 2016. These concerns worked to the benefit of U.S. Treasuries, which rose in price (as yields fell) despite the U.S. Federal Reserve's (Fed's) decision to raise short-term interest rates by a quarter point in December. The relative strength in Treasuries provided an element of support for investment-grade corporate bonds, although the sector still finished with a slightly negative total return due to the weakening outlook for corporate earnings.

The prospect of slower growth, while a positive for government bonds, also depressed investor risk appetites and led to a sharp downturn in commodity prices. Together, these trends contributed to significant underperformance for high-yield bonds. High yield suffered the bulk of its losses in November and December, which was partially a reflection of the low market liquidity that characterized year-end trading. The prospect of less favorable credit conditions also weighed on the performance of senior loans, which sold off along with high yield late in 2015.

The emerging markets were also affected by falling commodity prices, which weighed on the growth outlook for the many countries that rely on raw material exports to fuel their economies. With that said, a low level of new issue supply enabled the emerging markets to outperform domestic, high-yield bonds.

What was the reason for the fund underperforming its benchmark, the Barclays 1-5 Year U.S. Credit Index?

The fund's allocation to the credit sectors was the primary reason for its underperformance. We allocated over 40% of the portfolio to high yield bonds, senior loans, and emerging-market debt, none of which is represented in the fund's benchmark.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       4

"The fund's allocation to the credit sectors was the primary reason for its underperformance."

The fund's positioning within its investment-grade portfolio weighed on its six-month results, as well. The portfolio was underweight to duration (meaning that it had below-average interest-rate sensitivity), which was a small detractor from performance at a time of falling yields. The fund's positions in energy-related debt also lagged considerably, offsetting the positive impact of our decision to underweight the sector. On the plus side, the fund's allocation to the securitized area, particularly nonagency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS), aided relative performance within the investment-grade portfolio.

The fund was also hurt by the underperformance of its holdings in the emerging markets. Country selection was the primary source of the fund's shortfall in this area, with overweights in Brazil and Mexico, along with an underweight in Ukraine, standing out as being detractors from performance.

QUALITY COMPOSITION AS OF 1/31/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       5

"... The fund's allocation to the securitized area, particularly nonagency residential mortgage-backed securities and commercial mortgage-backed securities...aided relative performance within the investment-grade portfolio."
In addition, our preference for shorter-term debt in Venezuela over the nation's longer-term bonds prevented the fund from fully participating in the strong rally in the country's bond market.

While the fund's positions in high-yield bonds and senior loans had an adverse impact on performance, we partially made up for this through our decision to underweight the energy sector in high yield. Performance was also helped by the relative strength of the fund's positions in the cable/media and food/beverage industries. We added further value through our decision to hedge a portion of the fund's position in high yield due to our concerns about the potential impact of falling oil prices. We initiated this hedge during October 2015 and increased it during November, and it remained in place at the end of January.

How was the fund positioned at the end of the period?

Following the Fed's decision to raise interest rates, investors' attention turned to the question of how many more rate increases are in store for 2016. While we anticipate that the pace of rate hikes will be very gradual due to the sluggish nature of global growth, we also think the Fed's bias toward tighter policy argues for a lower interest-rate sensitivity in the portfolio. We therefore elected to keep the fund's duration below that of the benchmark throughout the period. The fund's duration stood at 1.61 years on January 31, 2016, compared with 2.67 years for the benchmark. We also maintained a barbell strategy; i.e., an emphasis on the short- and long-term portions of the yield curve with a corresponding underweight in intermediate-term bonds (which tend to underperform

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	82.6
Luxembourg	1.9
United Kingdom	1.7
Canada	1.2
Mexico	1.0
Japan	1.0
Other countries	10.6
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       6

when rates are rising). Although this positioning did not work well in January, when rates fell, we believe it remains appropriate for the environment we anticipate in the year ahead.

Our emphasis on the credit sectors contributed to the fund's underperformance during the past six months, but we maintained the fund's allocations to these market segments. One reason for this approach was our view that rate-sensitive assets offered little value with rates already so low. At the same time, the sell-off in high-yield and emerging-market bonds has created a wider range of opportunities in these areas. We therefore continued to emphasize the credit sectors, which we believe offer both compelling value opportunities and above-average yields.

MANAGED BY

The Short Duration Credit Opportunities Fund is managed by a five-person team at Stone Harbor Investment Partners LP.

The views expressed in this report are exclusively those of the portfolio management team at Stone Harbor Investment Partners LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge				SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception		6-month	5-year	Since inception		as of 1-31-16	as of 1-31-16
Class A	-5.96	0.77	2.09	[2]	-6.15	3.90	13.82	[2]	3.47	3.46
Class C	-5.23	—	-4.40	[3]	-5.02	—	-6.95	[3]	2.80	2.79
Class I4	-3.26	1.58	2.80	[2]	-3.59	8.17	18.88	[2]	3.83	3.82
Class R2[4]	—	—	—		-3.64	—	-4.48	[5]	3.65	3.64
Class R4[4]	—	—	—		-3.59	—	-4.40	[5]	3.75	3.64
Class R6[4]	—	—	—		-3.51	—	-4.27	[5]	3.89	3.87
Class NAV[4]	-3.24	1.76	2.99	[2]	-3.63	9.12	20.20	[2]	3.92	3.91
Index†	0.62	2.52	3.12	[2]	0.36	13.27	21.15	[2]	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 2.5%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R4*	Class R6*	Class NAV
Gross (%)	1.16	1.86	0.85	1.26	1.11	0.76	0.74
Net (%)	1.16	1.86	0.85	1.26	1.01	0.74	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class R2, Class R4 and Class R6 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays 1-5 Year U.S. Credit Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Credit Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays 1-5 Year U.S. Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C6	6-27-14	9,305	9,305	10,186
Class I4	11-2-09	11,888	11,888	12,115
Class R2[4]	3-27-15	9,552	9,552	10,071
Class R4[4]	3-27-15	9,560	9,560	10,071
Class R6[4]	3-27-15	9,573	9,573	10,071
Class NAV[4]	11-2-09	12,020	12,020	12,115

The values shown in the chart for "Class A with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 2.5%, which became effective on 2-3-14.

Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of waivers and reimbursements.
2	From 11-2-09.
3	From 6-27-14.
4	For certain types of investors as described in the fund's prospectuses.
5	From 3-27-15.
6	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$962.60	$5.67	1.15%
Class C	1,000.00	959.30	9.16	1.86%
Class I	1,000.00	964.10	4.20	0.85%
Class R2	1,000.00	963.60	4.94	1.00%
Class R4	1,000.00	964.10	4.44	0.90%
Class R6	1,000.00	964.90	3.70	0.75%
Class NAV	1,000.00	963.70	3.65	0.74%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.40	$5.84	1.15%
Class C	1,000.00	1,015.80	9.42	1.86%
Class I	1,000.00	1,020.90	4.32	0.85%
Class R2	1,000.00	1,020.10	5.08	1.00%
Class R4	1,000.00	1,020.60	4.57	0.90%
Class R6	1,000.00	1,021.40	3.81	0.75%
Class NAV	1,000.00	1,021.40	3.76	0.74%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       11

Fund's investments

As of 1-31-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 45.7%				$615,739,014
(Cost $654,898,464)
Consumer discretionary 8.5%				114,176,069
Auto components 0.5%
BorgWarner, Inc.	3.375	03-15-25	3,710,000	3,527,850
MPG Holdco I, Inc.	7.375	10-15-22	940,000	907,100
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19	420,000	437,850
The Goodyear Tire & Rubber Company	5.125	11-15-23	410,000	419,225
The Goodyear Tire & Rubber Company	6.500	03-01-21	530,000	556,500
ZF North America Capital, Inc. (S)	4.750	04-29-25	800,000	750,000
Automobiles 0.6%
Fiat Chrysler Automobiles NV	5.250	04-15-23	1,210,000	1,128,325
Ford Motor Credit Company LLC	3.157	08-04-20	3,625,000	3,602,804
Hyundai Capital America (S)	2.550	02-06-19	3,900,000	3,906,088
Hotels, restaurants and leisure 0.8%
GLP Capital LP	5.375	11-01-23	505,000	483,538
Isle of Capri Casinos, Inc.	5.875	03-15-21	1,560,000	1,595,100
Landry's, Inc. (S)	9.375	05-01-20	1,050,000	1,109,063
Marriott International, Inc.	3.000	03-01-19	3,250,000	3,317,314
McDonald's Corp.	2.750	12-09-20	1,000,000	1,014,271
MGM Resorts International	6.625	12-15-21	1,090,000	1,119,975
Pinnacle Entertainment, Inc.	6.375	08-01-21	995,000	1,054,700
RHP Hotel Properties LP	5.000	04-15-21	845,000	855,563
Household durables 0.6%
Argos Merger Sub, Inc. (S)	7.125	03-15-23	1,300,000	1,309,750
CalAtlantic Group, Inc.	5.875	11-15-24	567,000	588,263
Jarden Corp. (S)	5.000	11-15-23	595,000	609,875
Lennar Corp.	4.750	11-15-22	230,000	224,250
Newell Rubbermaid, Inc.	4.000	06-15-22	3,400,000	3,347,990
RSI Home Products, Inc. (S)	6.500	03-15-23	990,000	1,017,225
Shea Homes LP (S)	5.875	04-01-23	480,000	480,600
Media 4.8%
21st Century Fox America, Inc.	6.650	11-15-37	2,750,000	3,131,018
Altice Luxembourg SA (S)	7.750	05-15-22	1,335,000	1,244,888
Altice US Finance I Corp. (S)	5.375	07-15-23	390,000	391,950
AMC Entertainment, Inc.	5.750	06-15-25	1,345,000	1,370,219
Cable One, Inc. (S)	5.750	06-15-22	695,000	701,950
Cablevision Systems Corp.	5.875	09-15-22	2,130,000	1,757,250
CBS Corp.	4.850	07-01-42	4,050,000	3,646,094
CCO Holdings LLC	6.625	01-31-22	695,000	735,831
CCO Safari II LLC (S)	3.579	07-23-20	3,425,000	3,444,540
CCO Safari II LLC (S)	6.384	10-23-35	2,175,000	2,187,672

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
CCO Safari II LLC (S)	6.484	10-23-45	1,275,000	$1,282,251
CCOH Safari LLC (S)	5.750	02-15-26	575,000	572,053
Cequel Communications Holdings I LLC (S)	5.125	12-15-21	905,000	818,482
Cinemark USA, Inc.	5.125	12-15-22	500,000	502,500
Comcast Corp.	4.250	01-15-33	4,970,000	4,910,579
DIRECTV Holdings LLC	6.000	08-15-40	3,600,000	3,572,813
Discovery Communications LLC	3.300	05-15-22	3,500,000	3,335,696
DISH DBS Corp.	5.000	03-15-23	3,330,000	2,897,100
Gray Television, Inc.	7.500	10-01-20	1,235,000	1,273,594
LIN Television Corp.	5.875	11-15-22	1,240,000	1,249,300
Mediacom LLC	7.250	02-15-22	1,475,000	1,482,375
Nexstar Broadcasting, Inc.	6.875	11-15-20	1,605,000	1,609,013
Numericable-SFR SAS (S)	6.000	05-15-22	630,000	620,550
Numericable-SFR SAS (S)	6.250	05-15-24	350,000	341,250
Omnicom Group, Inc.	3.625	05-01-22	3,800,000	3,905,397
Outfront Media Capital LLC	5.250	02-15-22	740,000	756,650
Quebecor Media, Inc.	5.750	01-15-23	1,125,000	1,132,031
Sinclair Television Group, Inc.	6.125	10-01-22	1,610,000	1,662,325
TEGNA, Inc.	6.375	10-15-23	1,035,000	1,091,925
The Interpublic Group of Companies, Inc.	3.750	02-15-23	3,600,000	3,486,193
Time Warner, Inc.	3.600	07-15-25	3,225,000	3,132,149
Time Warner, Inc.	6.100	07-15-40	1,525,000	1,573,178
Tribune Media Company (S)	5.875	07-15-22	1,915,000	1,910,213
Unitymedia GmbH (S)	6.125	01-15-25	425,000	431,460
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25	595,000	593,513
Virgin Media Finance PLC (S)	6.000	10-15-24	905,000	911,788
Virgin Media Secured Finance PLC (S)	5.250	01-15-26	775,000	767,250
VTR Finance BV (S)	6.875	01-15-24	687,000	640,628
Multiline retail 0.3%
Macy's Retail Holdings, Inc.	2.875	02-15-23	4,100,000	3,683,875
Macy's Retail Holdings, Inc.	6.900	04-01-29	175,000	190,993
Personal products 0.1%
Sally Holdings LLC	5.625	12-01-25	625,000	645,313
Specialty retail 0.6%
L Brands, Inc. (S)	6.875	11-01-35	815,000	842,506
Outerwall, Inc.	6.000	03-15-19	1,010,000	877,438
Petco Holdings, Inc., PIK (S)	8.500	10-15-17	690,000	702,972
The Home Depot, Inc.	2.625	06-01-22	3,750,000	3,796,868
The TJX Companies, Inc.	2.750	06-15-21	1,825,000	1,860,724
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250	06-15-21	1,125,000	1,006,875
Levi Strauss & Company	5.000	05-01-25	600,000	585,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       13

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Levi Strauss & Company	6.875	05-01-22		640,000	$676,800
Quiksilver, Inc. (H)(S)	7.875	08-01-18		655,000	131,000
Quiksilver, Inc. (H)	10.000	08-01-20		285,000	17,100
The William Carter Company	5.250	08-15-21		699,000	721,718
Consumer staples 3.5%					47,771,786
Beverages 0.8%
Anheuser-Busch InBev Finance, Inc.	2.650	02-01-21		2,450,000	2,466,567
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		3,150,000	3,263,113
Constellation Brands, Inc.	4.750	12-01-25		380,000	392,350
JB y Cia SA de CV (S)	3.750	05-13-25		1,875,000	1,807,223
PepsiCo, Inc.	4.250	10-22-44		3,650,000	3,645,956
Food and staples retailing 1.5%
Bakkavor Finance 2 PLC	8.250	02-15-18	GBP	332,472	483,231
Boparan Finance PLC	5.500	07-15-21	GBP	1,150,000	1,451,628
CVS Pass-Through Trust	6.036	12-10-28		3,277,522	3,649,128
R&R PLC, PIK	9.250	05-15-18	EUR	850,000	926,116
The Kroger Company	5.150	08-01-43		3,250,000	3,535,474
Tops Holding LLC (S)	8.000	06-15-22		940,000	893,000
Walgreens Boots Alliance, Inc.	3.300	11-18-21		3,650,000	3,651,048
Whole Foods Market, Inc. (S)	5.200	12-03-25		5,700,000	5,710,819
Food products 0.7%
Chiquita Brands International, Inc.	7.875	02-01-21		703,000	745,180
Dean Foods Company (S)	6.500	03-15-23		1,025,000	1,055,750
ESAL GmbH (S)	6.250	02-05-23		455,000	357,175
Kraft Heinz Foods Company (S)	4.875	02-15-25		600,000	641,979
Kraft Heinz Foods Company (S)	5.200	07-15-45		1,200,000	1,259,092
Pilgrim's Pride Corp. (S)	5.750	03-15-25		830,000	798,875
Pinnacle Foods, Inc. (S)	5.875	01-15-24		600,000	621,000
Post Holdings, Inc.	7.375	02-15-22		1,290,000	1,359,338
Premier Foods Finance PLC	6.500	03-15-21	GBP	725,000	961,269
Smithfield Foods, Inc.	6.625	08-15-22		1,140,000	1,203,954
Household products 0.2%
Energizer SpinCo, Inc. (S)	5.500	06-15-25		800,000	744,000
Reynolds Group Issuer, Inc.	8.250	02-15-21		275,000	256,438
Spectrum Brands, Inc. (S)	5.750	07-15-25		922,000	945,050
Spectrum Brands, Inc. (S)	6.125	12-15-24		600,000	624,000
The Sun Products Corp. (S)	7.750	03-15-21		715,000	656,013
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375	11-01-19		760,000	792,300
Revlon Consumer Products Corp.	5.750	02-15-21		715,000	697,125

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       14

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco 0.2%
Philip Morris International, Inc.	1.125	08-21-17	2,175,000	$2,177,595
Energy 6.2%				83,242,299
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	5.000	03-01-21	725,000	409,625
Hornbeck Offshore Services, Inc.	5.875	04-01-20	310,000	186,000
Transocean, Inc.	7.125	12-15-21	3,275,000	1,924,063
Oil, gas and consumable fuels 6.0%
Anadarko Petroleum Corp.	6.450	09-15-36	3,450,000	2,762,174
Apache Corp.	5.100	09-01-40	4,025,000	3,039,801
Boardwalk Pipelines LP	3.375	02-01-23	3,950,000	3,089,445
Bonanza Creek Energy, Inc.	5.750	02-01-23	255,000	91,800
Bonanza Creek Energy, Inc.	6.750	04-15-21	1,025,000	402,313
Calumet Specialty Products Partners LP	7.625	01-15-22	390,000	284,700
Calumet Specialty Products Partners LP (S)	7.750	04-15-23	125,000	91,250
Cloud Peak Energy Resources LLC	6.375	03-15-24	260,000	66,950
CNOOC Finance 2015 USA LLC	3.500	05-05-25	655,000	630,938
Columbia Pipeline Group, Inc. (S)	2.450	06-01-18	3,875,000	3,760,428
Continental Resources, Inc.	4.500	04-15-23	4,450,000	3,054,627
Cosan Luxembourg SA (S)	5.000	03-14-23	441,000	339,570
Denbury Resources, Inc.	5.500	05-01-22	1,170,000	409,500
Ecopetrol SA	4.125	01-16-25	474,000	360,240
Ecopetrol SA	5.375	06-26-26	362,000	289,600
Ecopetrol SA	5.875	05-28-45	401,000	277,572
Ecopetrol SA	7.375	09-18-43	455,000	349,781
Enterprise Products Operating LLC	3.900	02-15-24	3,550,000	3,299,406
EP Energy LLC	6.375	06-15-23	635,000	222,250
EP Energy LLC	9.375	05-01-20	745,000	316,625
EP PetroEcuador (P)	6.224	09-24-19	2,284,737	1,764,959
EQT Midstream Partners LP	4.000	08-01-24	3,650,000	2,824,177
FTS International, Inc.	6.250	05-01-22	940,000	176,250
Gazprom Neft OAO (S)	4.375	09-19-22	195,000	170,625
Gazprom OAO (S)	5.999	01-23-21	175,000	173,753
Gazprom OAO (S)	8.146	04-11-18	131,000	139,790
Gazprom OAO	9.250	04-23-19	1,539,000	1,707,813
Halcon Resources Corp.	9.750	07-15-20	1,145,000	166,025
Intergas Finance BV	6.375	05-14-17	269,000	271,738
KazMunayGas National Company	6.375	04-09-21	1,274,000	1,248,535
KazMunayGas National Company (S)	7.000	05-05-20	910,000	916,825
Kinder Morgan, Inc.	5.550	06-01-45	3,275,000	2,566,434
Kinder Morgan, Inc. (S)	5.625	11-15-23	3,850,000	3,541,064
Laredo Petroleum, Inc.	5.625	01-15-22	365,000	259,150
Laredo Petroleum, Inc.	7.375	05-01-22	400,000	297,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       15

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Linn Energy LLC	6.500	09-15-21	390,000	$42,900
Linn Energy LLC	7.750	02-01-21	1,235,000	148,200
Marathon Petroleum Corp.	6.500	03-01-41	3,600,000	3,324,913
Midstates Petroleum Company, Inc.	10.750	10-01-20	650,000	29,250
Oasis Petroleum, Inc.	7.250	02-01-19	1,410,000	874,200
Pertamina Persero PT	6.000	05-03-42	200,000	163,053
Petroleos de Venezuela SA	5.125	10-28-16	1,826,333	1,013,615
Petroleos de Venezuela SA	5.250	04-12-17	3,289,000	1,282,710
Petroleos de Venezuela SA	8.500	11-02-17	5,502,267	2,269,135
Petroleos Mexicanos	3.500	01-30-23	455,000	387,888
Petroleos Mexicanos (S)	4.250	01-15-25	1,395,000	1,198,305
Petroleos Mexicanos (S)	4.500	01-23-26	181,000	155,660
Petroleos Mexicanos	4.875	01-18-24	479,000	433,438
Petroleos Mexicanos	5.500	01-21-21	842,000	828,318
Petroleos Mexicanos	5.500	06-27-44	518,000	389,795
Petroleos Mexicanos	5.625	01-23-46	173,000	133,210
Petroleos Mexicanos (S)	5.625	01-23-46	1,157,000	890,890
Petroleos Mexicanos	6.000	03-05-20	65,000	66,138
Petroleos Mexicanos (S)	6.375	02-04-21	189,000	190,945
Petroleos Mexicanos	6.375	01-23-45	1,324,000	1,117,125
Petroleos Mexicanos	6.500	06-02-41	649,000	552,948
Petroleos Mexicanos (S)	6.875	08-04-26	1,057,000	1,068,855
Petroleos Mexicanos	9.500	09-15-27	97,000	110,095
Petronas Capital, Ltd. (S)	3.500	03-18-25	930,000	913,654
Petronas Capital, Ltd. (S)	4.500	03-18-45	602,000	577,204
Phillips 66	4.650	11-15-34	1,950,000	1,708,660
Plains All American Pipeline LP	3.600	11-01-24	3,700,000	2,970,371
QEP Resources, Inc.	5.375	10-01-22	1,250,000	850,000
Rosneft Oil Company (S)	4.199	03-06-22	253,000	222,008
Rosneft Oil Company	4.199	03-06-22	473,000	415,843
Schlumberger Holdings Corp. (S)	4.000	12-21-25	5,250,000	5,114,015
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05-17-42	200,000	209,539
Sinopec Group Overseas Development 2015, Ltd. (S)	3.250	04-28-25	292,000	284,370
Spectra Energy Partners LP	3.500	03-15-25	3,625,000	3,187,666
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	2,026,000	1,660,737
Tesoro Logistics LP	5.875	10-01-20	274,000	254,820
Tesoro Logistics LP	6.125	10-15-21	600,000	543,000
TransCanada PipeLines, Ltd.	1.625	11-09-17	2,275,000	2,236,796
Williams Partners LP	3.600	03-15-22	3,675,000	2,684,102
YPF SA (S)	8.750	04-04-24	490,000	469,910
Zhaikmunai LLP (S)	6.375	02-14-19	219,000	160,418

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       16

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Zhaikmunai LLP (S)	7.125	11-13-19	307,000	$224,804
Financials 10.5%				141,855,497
Banks 5.3%
Bank of America Corp.	3.300	01-11-23	6,625,000	6,524,830
Bank of America Corp.	3.950	04-21-25	2,550,000	2,486,941
Bank of America Corp.	6.050	05-16-16	3,530,000	3,579,067
Barclays PLC	2.875	06-08-20	4,000,000	3,983,600
BPCE SA (S)	5.700	10-22-23	3,450,000	3,588,887
CIT Group, Inc.	5.000	08-15-22	630,000	637,103
Citigroup, Inc.	1.800	02-05-18	950,000	942,410
Citigroup, Inc.	3.500	05-15-23	4,950,000	4,781,304
Citigroup, Inc.	3.875	03-26-25	5,150,000	4,957,720
HBOS PLC (S)	6.750	05-21-18	3,175,000	3,469,900
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	3,700,000	3,584,375
JPMorgan Chase & Co.	2.250	01-23-20	3,875,000	3,843,461
Mizuho Bank, Ltd. (S)	2.950	10-17-22	3,075,000	3,097,054
Mizuho Bank, Ltd. (S)	3.600	09-25-24	2,475,000	2,556,918
MUFG Americas Holdings Corp.	3.000	02-10-25	3,550,000	3,469,202
PNC Bank NA	2.700	11-01-22	3,000,000	2,967,132
Royal Bank of Scotland Group PLC	6.100	06-10-23	3,325,000	3,542,305
Santander UK PLC (S)	5.000	11-07-23	1,950,000	2,033,481
Skandinaviska Enskilda Banken AB (S)	2.375	03-25-19	3,725,000	3,776,405
The PNC Financial Services Group, Inc.	3.900	04-29-24	4,155,000	4,324,923
Wells Fargo & Company	3.450	02-13-23	3,650,000	3,685,978
Capital markets 1.0%
1MDB Global Investments, Ltd.	4.400	03-09-23	1,000,000	884,797
Morgan Stanley	4.875	11-01-22	3,700,000	3,935,971
Nomura Holdings, Inc.	2.750	03-19-19	3,575,000	3,633,212
TD Ameritrade Holding Corp.	2.950	04-01-22	5,275,000	5,346,249
Consumer finance 1.4%
American Express Company	3.625	12-05-24	3,850,000	3,837,276
Capital One Bank USA NA	3.375	02-15-23	3,525,000	3,444,059
Capital One Financial Corp.	6.750	09-15-17	3,650,000	3,926,301
Discover Bank	4.250	03-13-26	3,800,000	3,821,044
Synchrony Financial	4.250	08-15-24	3,650,000	3,617,190
Insurance 1.1%
American International Group, Inc.	3.875	01-15-35	5,575,000	4,600,551
Marsh & McLennan Companies, Inc.	3.500	03-10-25	4,050,000	4,028,397
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	3,450,000	3,596,625

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	4.700	09-15-23	3,025,000	$3,192,183
Real estate investment trusts 1.6%
AvalonBay Communities, Inc.	3.450	06-01-25	3,700,000	3,730,862
Corporate Office Properties LP	3.600	05-15-23	3,875,000	3,601,727
DDR Corp.	3.500	01-15-21	3,695,000	3,731,130
Digital Delta Holdings LLC (S)	4.750	10-01-25	3,300,000	3,414,461
Kimco Realty Corp.	3.200	05-01-21	3,450,000	3,506,421
Select Income REIT	4.150	02-01-22	3,550,000	3,461,545
Thrifts and mortgage finance 0.1%
Quicken Loans, Inc. (S)	5.750	05-01-25	760,000	712,500
Health care 3.0%				40,150,502
Biotechnology 0.5%
Amgen, Inc.	3.625	05-22-24	4,000,000	4,056,140
Gilead Sciences, Inc.	4.500	02-01-45	3,300,000	3,255,358
Health care equipment and supplies 0.7%
Kinetic Concepts, Inc.	10.500	11-01-18	780,000	756,600
Kinetic Concepts, Inc.	12.500	11-01-19	535,000	478,825
Medtronic, Inc.	3.150	03-15-22	2,825,000	2,918,431
Medtronic, Inc.	4.625	03-15-45	950,000	998,031
Zimmer Holdings, Inc.	2.700	04-01-20	3,625,000	3,608,887
Health care providers and services 1.0%
Amsurg Corp.	5.625	07-15-22	775,000	778,778
Centene Corp. (S)	5.625	02-15-21	475,000	483,313
Community Health Systems, Inc.	6.875	02-01-22	995,000	904,082
DaVita HealthCare Partners, Inc.	5.125	07-15-24	765,000	769,303
HCA, Inc.	5.250	04-15-25	420,000	430,500
HCA, Inc.	5.375	02-01-25	1,555,000	1,572,494
HealthSouth Corp.	5.750	11-01-24	1,195,000	1,179,573
Humana, Inc.	4.625	12-01-42	3,500,000	3,302,184
IASIS Healthcare LLC	8.375	05-15-19	725,000	679,688
LifePoint Health, Inc.	5.500	12-01-21	1,325,000	1,344,875
MEDNAX, Inc. (S)	5.250	12-01-23	710,000	727,750
TeamHealth, Inc. (S)	7.250	12-15-23	895,000	935,275
Tenet Healthcare Corp.	6.000	10-01-20	240,000	254,400
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300	02-01-17	3,825,000	3,812,798
Pharmaceuticals 0.5%
Actavis Funding SCS	3.450	03-15-22	2,800,000	2,841,552
Actavis Funding SCS	4.550	03-15-35	1,060,000	1,045,578
Endo Finance LLC (S)	6.000	02-01-25	930,000	918,487
Mallinckrodt International Finance SA (S)	5.625	10-15-23	800,000	750,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       18

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
Quintiles Transnational Corp. (S)	4.875	05-15-23		310,000	$313,875
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23		1,155,000	1,033,725
Industrials 4.1%					54,918,998
Aerospace and defense 0.6%
Erickson, Inc.	8.250	05-01-20		504,000	312,480
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21		315,000	325,238
Lockheed Martin Corp.	3.100	01-15-23		3,400,000	3,455,930
Textron, Inc.	3.650	03-01-21		3,700,000	3,795,682
Air freight and logistics 0.2%
FedEx Corp.	5.100	01-15-44		1,800,000	1,856,898
XPO Logistics, Inc. (S)	6.500	06-15-22		950,000	850,250
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750	12-15-19		940,000	883,600
Griffon Corp.	5.250	03-01-22		1,615,000	1,542,325
Masonite International Corp. (S)	5.625	03-15-23		485,000	497,125
NCI Building Systems, Inc. (S)	8.250	01-15-23		490,000	509,600
Commercial services and supplies 0.7%
ACCO Brands Corp.	6.750	04-30-20		1,141,000	1,173,804
Pitney Bowes, Inc.	4.625	03-15-24		3,900,000	3,848,274
Republic Services, Inc.	3.550	06-01-22		3,775,000	3,934,841
Construction and engineering 0.2%
AECOM	5.750	10-15-22		855,000	864,619
MasTec, Inc.	4.875	03-15-23		1,700,000	1,423,750
Electrical equipment 0.2%
Artesyn Embedded Technologies, Inc. (S)	9.750	10-15-20		625,000	543,750
CeramTec Group GmbH	8.250	08-15-21	EUR	800,000	925,005
EnerSys (S)	5.000	04-30-23		710,000	699,350
Industrial conglomerates 0.1%
Siemens Financieringsmaatschappij NV (S)	3.250	05-27-25		1,875,000	1,912,328
Machinery 0.0%
Xerium Technologies, Inc.	8.875	06-15-18		420,000	407,925
Road and rail 1.2%
Burlington Northern Santa Fe LLC	4.400	03-15-42		3,615,000	3,453,796
ERAC USA Finance LLC (S)	3.850	11-15-24		3,775,000	3,812,180
Penske Truck Leasing Company LP (S)	3.375	02-01-22		3,725,000	3,655,246
Ryder System, Inc.	2.450	09-03-19		3,800,000	3,758,705
Ryder System, Inc.	2.550	06-01-19		2,000,000	1,999,520
Trading companies and distributors 0.6%
Air Lease Corp.	3.875	04-01-21		3,725,000	3,725,000
Aircastle, Ltd.	5.500	02-15-22		550,000	547,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	2.600	03-30-20	3,875,000	$3,779,102
WESCO Distribution, Inc.	5.375	12-15-21	455,000	425,425
Information technology 1.7%				22,183,828
Communications equipment 0.3%
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	820,000	881,500
Cisco Systems, Inc.	2.450	06-15-20	3,700,000	3,782,029
Electronic equipment, instruments and components 0.5%
Corning, Inc.	1.500	05-08-18	2,950,000	2,897,407
Ingram Micro, Inc.	4.950	12-15-24	3,575,000	3,518,186
Internet software and services 0.3%
Tencent Holdings, Ltd. (S)	2.875	02-11-20	3,625,000	3,648,360
IT services 0.1%
First Data Corp. (S)	7.000	12-01-23	785,000	792,850
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	43,000	39,130
Software 0.1%
Nuance Communications, Inc. (S)	5.375	08-15-20	825,000	822,938
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	3.850	05-04-43	5,850,000	5,259,928
NCR Corp.	5.000	07-15-22	570,000	541,500
Materials 2.9%				39,607,892
Building materials 0.1%
Building Materials Corp. of America (S)	5.375	11-15-24	790,000	778,150
Chemicals 1.1%
Chemtura Corp.	5.750	07-15-21	2,015,000	1,999,888
Eastman Chemical Company	4.650	10-15-44	1,700,000	1,407,000
INEOS Group Holdings SA (S)	5.875	02-15-19	1,165,000	1,131,506
LyondellBasell Industries NV	6.000	11-15-21	3,300,000	3,673,580
OCP SA (S)	5.625	04-25-24	285,000	283,381
Platform Specialty Products Corp. (S)	6.500	02-01-22	790,000	620,150
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04-29-19	1,288,000	1,304,712
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20	539,000	569,843
SPCM SA (S)	6.000	01-15-22	565,000	569,238
The Mosaic Company	4.250	11-15-23	3,350,000	3,252,130
Trinseo Materials Operating SCA (S)	6.750	05-01-22	915,000	869,250
Construction materials 0.1%
Cemex Finance LLC (S)	9.375	10-12-22	361,000	364,502
Cemex SAB de CV (S)	5.700	01-11-25	86,000	72,025
Cemex SAB de CV (S)	6.125	05-05-25	212,000	181,461
Cemex SAB de CV (S)	9.500	06-15-18	200,000	207,500
CIMPOR Financial Operations BV (S)	5.750	07-17-24	97,000	59,655

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       20

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.4%
Ball Corp.	5.250	07-01-25	300,000	$309,000
Berry Plastics Corp. (S)	6.000	10-15-22	550,000	561,000
Cascades, Inc. (S)	5.500	07-15-22	890,000	852,175
Owens-Brockway Glass Container, Inc. (S)	5.875	08-15-23	905,000	888,031
Packaging Corp. of America	3.900	06-15-22	1,850,000	1,920,208
Sealed Air Corp. (S)	5.125	12-01-24	1,100,000	1,100,000
Metals and mining 1.0%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24	380,000	319,517
ArcelorMittal	7.250	02-25-22	360,000	292,500
ArcelorMittal	8.000	10-15-39	625,000	440,625
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750	10-19-75	3,675,000	3,454,500
Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22	1,692,000	1,557,283
Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42	200,000	153,749
Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23	2,513,000	2,454,535
Corporacion Nacional del Cobre de Chile (S)	4.500	09-16-25	218,000	208,873
Corporacion Nacional del Cobre de Chile (S)	4.875	11-04-44	1,045,000	874,838
GTL Trade Finance, Inc. (S)	5.893	04-29-24	455,000	308,718
Newmont Mining Corp.	6.250	10-01-39	3,450,000	2,849,866
Samarco Mineracao SA (S)	4.125	11-01-22	157,000	65,893
Signode Industrial Group Lux SA (S)	6.375	05-01-22	605,000	502,150
Vedanta Resources PLC (S)	6.000	01-31-19	102,000	62,863
Vedanta Resources PLC (S)	8.250	06-07-21	193,000	110,309
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500	06-01-20	600,000	618,000
Mercer International, Inc.	7.750	12-01-22	1,235,000	1,139,288
Norbord, Inc. (S)	5.375	12-01-20	1,220,000	1,220,000
Telecommunication services 2.2%				29,529,291
Diversified telecommunication services 1.9%
AT&T, Inc.	2.450	06-30-20	1,850,000	1,824,383
CenturyLink, Inc.	5.800	03-15-22	460,000	428,375
CenturyLink, Inc.	7.650	03-15-42	885,000	663,750
Cincinnati Bell, Inc.	8.375	10-15-20	1,095,000	1,114,163
Cogent Communications Group, Inc. (S)	5.375	03-01-22	400,000	388,000
CyrusOne LP	6.375	11-15-22	1,265,000	1,283,975
Frontier Communications Corp.	6.250	09-15-21	905,000	762,182
Frontier Communications Corp.	9.000	08-15-31	1,454,000	1,155,930
GCI, Inc.	6.875	04-15-25	880,000	862,400
Level 3 Communications, Inc.	5.750	12-01-22	625,000	643,750
Level 3 Financing, Inc.	5.375	08-15-22	1,250,000	1,276,563
T-Mobile USA, Inc.	6.500	01-15-26	1,020,000	1,014,900

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       21

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
T-Mobile USA, Inc.	6.731	04-28-22	1,535,000	$1,577,213
Telecom Italia SpA (S)	5.303	05-30-24	410,000	399,750
Telefonica Emisiones SAU	5.134	04-27-20	3,275,000	3,550,044
UPCB Finance IV, Ltd. (S)	5.375	01-15-25	685,000	657,600
Verizon Communications, Inc.	5.150	09-15-23	2,125,000	2,351,470
Verizon Communications, Inc.	6.400	09-15-33	2,800,000	3,170,768
Wind Acquisition Finance SA (S)	4.750	07-15-20	435,000	427,388
Wind Acquisition Finance SA (S)	7.375	04-23-21	410,000	389,754
Windstream Services LLC	7.500	04-01-23	1,460,000	1,120,550
Wireless telecommunication services 0.3%
Digicel Group, Ltd. (S)	7.125	04-01-22	661,000	492,776
Rogers Communications, Inc.	5.450	10-01-43	1,825,000	1,936,157
Sprint Capital Corp.	8.750	03-15-32	2,890,000	2,037,450
Utilities 3.1%				42,302,852
Electric utilities 1.6%
Eskom Holdings SOC, Ltd. (S)	7.125	02-11-25	4,386,000	3,779,092
Georgia Power Company	4.300	03-15-42	5,550,000	5,364,036
NextEra Energy Capital Holdings, Inc.	2.700	09-15-19	3,600,000	3,610,350
Oncor Electric Delivery Company LLC	2.150	06-01-19	3,600,000	3,552,768
PacifiCorp	2.950	02-01-22	3,950,000	3,997,064
Talen Energy Supply LLC (S)	4.625	07-15-19	910,000	696,150
Talen Energy Supply LLC	6.500	06-01-25	405,000	275,400
Independent power and renewable electricity producers 0.6%
Calpine Corp.	5.750	01-15-25	955,000	858,306
Dynegy, Inc.	6.750	11-01-19	940,000	908,275
Dynegy, Inc.	7.625	11-01-24	545,000	479,600
Exelon Generation Company LLC	5.600	06-15-42	3,925,000	3,152,069
GenOn Energy, Inc.	9.500	10-15-18	2,485,000	1,739,500
NRG Energy, Inc.	6.250	07-15-22	1,365,000	1,126,125
Multi-utilities 0.9%
Ameren Corp.	2.700	11-15-20	3,500,000	3,533,814
Dominion Gas Holdings LLC	4.800	11-01-43	1,850,000	1,807,230
Dominion Resources, Inc. (7.500% to 6-30-16, then 3 month LIBOR + 2.825%)	7.500	06-30-66	1,975,000	1,651,594
DTE Energy Company	3.850	12-01-23	3,200,000	3,346,790
WEC Energy Group, Inc.	2.450	06-15-20	2,400,000	2,424,689
U.S. Government and Agency obligations 1.9%				$25,913,877
(Cost $25,718,339)
U.S. Government Agency 1.9%				25,913,877
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.515	01-01-37	310,515	327,348

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       22

	Rate (%)	Maturity date		Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru (C)	3.000		TBA	550,000		$560,098
30 Yr Pass Thru (C)	3.500		TBA	1,050,000		1,096,758
30 Yr Pass Thru (C)	4.000		TBA	1,050,000		1,120,301
Federal National Mortgage Association
10 Yr Pass Thru	5.000	01-01-19		1,587		1,659
15 Yr Pass Thru (C)	2.500		TBA	400,000		408,906
15 Yr Pass Thru (C)	3.000		TBA	2,000,000		2,083,281
30 Yr Pass Thru (P)	2.227	04-01-37		1,340,412		1,408,762
30 Yr Pass Thru (P)	2.517	10-01-38		473,483		501,679
30 Yr Pass Thru (P)	2.542	11-01-35		261,688		275,425
30 Yr Pass Thru (P)	2.782	01-01-37		98,363		104,010
30 Yr Pass Thru (C)	3.000		TBA	4,200,000		4,284,984
30 Yr Pass Thru (C)	3.500		TBA	3,800,000		3,977,531
30 Yr Pass Thru (C)	4.000		TBA	3,550,000		3,790,457
30 Yr Pass Thru (C)	4.500		TBA	1,775,000		1,929,203
30 Yr Pass Thru (C)	5.000		TBA	850,000		938,598
30 Yr Pass Thru	5.500	02-11-46		600,000		669,661
Government National Mortgage Association
30 Yr Pass Thru (C)	3.500		TBA	1,475,000		1,552,438
30 Yr Pass Thru (C)	4.000		TBA	400,000		426,969
30 Yr Pass Thru	4.500	01-15-40		282,438		310,417
30 Yr Pass Thru	6.000	08-15-35		126,420		145,392
Foreign government obligations 6.7%						$90,549,871
(Cost $98,604,814)
Angola 0.1%						1,927,164
Republic of Angola
Bond (S)	9.500	11-12-25			1,226,000	1,023,955
Bond	9.500	11-12-25			400,000	334,080
Note	7.000	08-16-19			604,688	569,129
Argentina 0.5%						6,200,588
Republic of Argentina
Bond (H)	2.260	12-31-38		EUR	766,182	456,917
Bond (H)	5.870	03-31-23		EUR	760,000	420,951
Bond (H)	6.000	03-31-23			622,000	765,060
Bond (H)	7.820	12-31-33		EUR	319,256	355,479
Bond (H)	7.820	12-31-33		EUR	3,208,029	3,606,843
Bond (H)	9.250	07-20-49		EUR	27,000	30,127
Bond (H)	9.750	11-26-49		EUR	4,000	4,767
Bond (H)	10.250	01-26-49		EUR	3,000	3,575
Bond (H)	11.000	12-04-49			36,000	72,360
Bond (H)	11.375	01-30-17			3,000	6,270
Bond (H)	11.750	04-07-49			2,000	4,020
Bond (H)	12.250	06-19-18			3,184	6,654

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       23

	Rate (%)		Maturity date	Par value^		Value
Argentina (continued)
Bond (H)	15.500		12-19-49		8,000	$16,720
GDP-Linked Note (I)	4.380	*	12-15-35	EUR	2,570,932	284,915
GDP-Linked Note (I)	4.435	*	12-15-35		231,000	24,648
GDP-Linked Note (I)	4.447	*	12-15-35		1,296,166	141,282
Azerbaijan 0.0%						395,378
Republic of Azerbaijan Bond (S)	4.750		03-18-24		443,000	395,378
Bahrain 0.0%						363,854
Kingdom of Bahrain Bond (S)	7.000		01-26-26		365,000	363,854
Brazil 0.5%						6,804,516
Brazil Minas SPE Bond	5.333		02-15-28		575,000	439,875
Federative Republic of Brazil
Bond	2.625		01-05-23		1,132,000	891,450
Bond	4.250		01-07-25		841,000	704,338
Bond	5.000		01-27-45		929,000	638,688
Bond	5.625		01-07-41		2,801,000	2,100,750
Bond	7.125		01-20-37		651,000	589,155
Bond	8.250		01-20-34		1,426,000	1,440,260
Cameroon 0.0%						171,500
Republic of Cameroon Bond	9.500		11-19-25		200,000	171,500
Colombia 0.5%						7,014,077
Bogota Distrito Capital Bond	9.750		07-26-28	COP	1,355,000,000	432,919
Republic of Colombia
Bond	2.625		03-15-23		1,020,000	890,970
Bond	4.000		02-26-24		593,000	556,827
Bond	4.375		03-21-23	COP	1,605,000,000	399,478
Bond	5.000		06-15-45		570,000	465,975
Bond	5.625		02-26-44		687,000	599,408
Bond	7.375		09-18-37		1,320,000	1,386,000
Bond	7.750		04-14-21	COP	1,386,000,000	423,084
Bond	8.125		05-21-24		476,000	560,490
Bond	9.850		06-28-27	COP	1,702,000,000	578,136
Bond	10.375		01-28-33		278,000	373,910
Bond	11.750		02-25-20		271,000	346,880
Costa Rica 0.3%						3,754,475
Republic of Costa Rica
Bond	4.250		01-26-23		2,016,000	1,779,120
Bond (S)	4.375		04-30-25		775,000	654,875

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       24

	Rate (%)	Maturity date	Par value^	Value
Costa Rica (continued)
Bond (S)	7.000	04-04-44	1,128,000	$947,520
Bond	7.158	03-12-45	444,000	372,960
Croatia 0.2%				2,512,456
Republic of Croatia
Bond	5.500	04-04-23	200,000	208,848
Bond (S)	5.500	04-04-23	368,000	383,824
Bond	6.375	03-24-21	1,200,000	1,301,990
Bond (S)	6.375	03-24-21	171,000	185,364
Bond	6.625	07-14-20	396,000	432,430
Dominican Republic 0.3%				4,373,596
Government of Dominican Republic
Bond (S)	5.875	04-18-24	608,000	586,720
Bond	6.600	01-28-24	814,000	820,105
Bond (S)	6.850	01-27-45	179,000	163,338
Bond	7.500	05-06-21	2,651,000	2,803,433
Egypt 0.1%				981,543
Arab Republic of Egypt Bond (S)	5.875	06-11-25	1,177,000	981,543
El Salvador 0.2%				2,720,647
Republic of El Salvador
Bond (S)	5.875	01-30-25	239,000	190,005
Bond (S)	7.375	12-01-19	180,000	173,475
Bond	7.375	12-01-19	396,000	381,645
Bond	7.650	06-15-35	1,974,000	1,554,525
Bond	7.750	01-24-23	275,000	256,094
Bond	8.250	04-10-32	189,000	164,903
Ethiopia 0.0%				478,271
Federal Democratic Republic of Ethiopia Bond (S)	6.625	12-11-24	556,000	478,271
Gabon 0.1%				673,217
Republic of Gabon
Bond (S)	6.375	12-12-24	196,000	150,838
Bond (S)	6.950	06-16-25	332,000	255,686
Bond	8.200	12-12-17	271,000	266,693
Ghana 0.2%				2,135,144
Republic of Ghana
Bond (S)	8.125	01-18-26	682,000	488,394
Bond	8.125	01-18-26	1,166,000	836,923
Bond	8.500	10-04-17	231,000	212,535
Bond (S)	10.750	10-14-30	631,000	597,292
Hungary 0.2%				2,054,721

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       25

	Rate (%)	Maturity date	Par value^	Value
Hungary (continued)
Republic of Hungary
Bond	5.375	02-21-23	1,499,000	$1,638,707
Bond	5.750	11-22-23	371,000	416,014
Indonesia 0.3%				4,640,726
Republic of Indonesia
Bond (S)	4.750	01-08-26	370,000	376,740
Bond	4.875	05-05-21	2,300,000	2,414,248
Bond	5.375	10-17-23	225,000	239,468
Bond (S)	5.875	01-15-24	985,000	1,079,313
Bond	8.500	10-12-35	420,000	530,957
Iraq 0.1%				1,530,657
Republic of Iraq Bond	5.800	01-15-28	2,420,000	1,530,657
Ivory Coast 0.3%				4,055,280
Republic of Ivory Coast
Bond (S)	5.375	07-23-24	774,000	667,281
Bond	5.750	12-31-32	1,677,000	1,456,672
Bond (S)	6.375	03-03-28	2,192,000	1,931,327
Jamaica 0.1%				1,731,313
Government of Jamaica
Bond	6.750	04-28-28	1,136,000	1,127,480
Bond	7.625	07-09-25	571,000	603,833
Kazakhstan 0.1%				1,288,872
Republic of Kazakhstan
Bond	5.125	07-21-25	690,000	687,771
Bond (S)	5.125	07-21-25	604,000	601,101
Kenya 0.2%				2,103,947
Republic of Kenya
Bond (S)	5.875	06-24-19	505,000	478,336
Bond (S)	6.875	06-24-24	1,487,000	1,323,489
Bond	6.875	06-24-24	339,000	302,122
Lithuania 0.0%				127,710
Republic of Lithuania Bond (S)	7.375	02-11-20	108,000	127,710
Mexico 0.2%				3,068,967
Government of Mexico
Bond	3.600	01-30-25	1,651,000	1,603,534
Bond	4.600	01-23-46	1,036,000	919,450
Bond	4.750	03-08-44	273,000	246,383
Bond	6.050	01-11-40	280,000	299,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       26

	Rate (%)	Maturity date	Par value^	Value
Morocco 0.0%				$266,367
Kingdom of Morocco Bond (S)	4.250	12-11-22	265,000	266,367
Mozambique 0.0%				226,105
Republic of Mozambique Bond	6.305	09-11-20	285,740	226,105
Namibia 0.0%				379,250
Republic of Namibia Bond (S)	5.250	10-29-25	410,000	379,250
Nigeria 0.1%				1,319,052
Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	232,000	205,181
Bond	6.375	07-12-23	669,000	593,081
Bond	6.750	01-28-21	553,000	520,790
Panama 0.2%				2,881,585
Republic of Panama
Bond	4.875	02-05-21	2,000,000	2,132,400
Bond	6.700	01-26-36	231,000	276,045
Bond	9.375	04-01-29	328,000	473,140
Paraguay 0.1%				1,374,323
Republic of Paraguay
Bond	4.625	01-25-23	399,000	390,023
Bond (S)	6.100	08-11-44	1,020,000	984,300
Peru 0.2%				2,857,790
Republic of Peru
Bond	4.125	08-25-27	1,192,000	1,178,292
Bond	6.550	03-14-37	531,000	611,978
Bond	8.750	11-21-33	768,000	1,067,520
Philippines 0.1%				1,457,366
Republic of Philippines Bond	3.950	01-20-40	1,367,000	1,457,366
Poland 0.0%				178,522
Republic of Poland
Bond	3.000	03-17-23	161,000	158,649
Bond	4.000	01-22-24	19,000	19,873
Romania 0.1%				740,832
Government of Romania Bond	6.750	02-07-22	627,000	740,832
Russia 0.2%				2,164,382
Government of Russia
Bond	4.875	09-16-23	800,000	815,597

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       27

	Rate (%)	Maturity date	Par value^	Value
Russia (continued)
Bond	5.625	04-04-42	1,200,000	$1,152,522
Bond	5.875	09-16-43	200,000	196,263
Serbia 0.1%				758,929
Republic of Serbia
Bond	4.875	02-25-20	355,000	361,822
Bond	5.875	12-03-18	379,000	397,107
Sri Lanka 0.1%				1,321,761
Republic of Sri Lanka
Bond (S)	6.125	06-03-25	755,000	658,509
Bond (S)	6.250	10-04-20	692,000	663,252
Trinidad And Tobago 0.0%				209,448
Republic of Trinidad & Tobago Bond (S)	4.375	01-16-24	199,000	209,448
Turkey 0.4%				5,276,301
Republic of Turkey
Bond	3.250	03-23-23	208,000	192,698
Bond	4.875	04-16-43	367,000	327,089
Bond	5.125	03-25-22	226,000	234,535
Bond	6.000	01-14-41	4,073,000	4,207,922
Bond	6.875	03-17-36	277,000	314,057
Ukraine 0.2%				2,648,932
Republic of Ukraine
Bond (S)	7.750	09-01-25	610,000	553,880
Bond (S)	7.750	09-01-26	100,000	90,520
Note (S)	7.750	09-01-20	139,000	130,591
Note (S)	7.750	09-01-23	2,038,000	1,873,941
Uruguay 0.3%				3,822,064
Republic of Uruguay
Bond	4.125	11-20-45	259,000	200,725
Bond	4.375	10-27-27	647,000	630,825
Bond	5.100	06-18-50	3,457,242	2,990,514
Venezuela 0.0%				139,200
Republic of Venezuela Bond	13.625	08-15-18	320,000	139,200
Zambia 0.1%				1,419,043
Republic of Zambia
Bond	5.375	09-20-22	560,000	373,184
Bond (S)	8.500	04-14-24	445,000	318,006
Bond (S)	8.970	07-30-27	1,025,000	727,853

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       28

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.7%				$9,028,512
(Cost $15,712,846)
Consumer discretionary 0.1%				1,108,370
Household durables 0.1%
CalAtlantic Group, Inc.	0.250	06-01-19	1,264,000	1,108,370
Energy 0.3%				3,414,649
Energy equipment and services 0.1%
Hornbeck Offshore Services, Inc.	1.500	09-01-19	3,236,000	1,700,923
Oil, gas and consumable fuels 0.2%
Cobalt International Energy, Inc.	2.625	12-01-19	500,000	252,813
Energy XXI, Ltd.	3.000	12-15-18	3,589,000	71,780
Stone Energy Corp.	1.750	03-01-17	2,367,000	1,389,133
Industrials 0.0%				416,207
Machinery 0.0%
The Greenbrier Companies, Inc.	3.500	04-01-18	399,000	416,207
Information technology 0.3%				4,089,286
Communications equipment 0.0%
Brocade Communications Systems, Inc.	1.375	01-01-20	500,000	463,750
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc. (S)	1.625	02-15-25	250,000	240,313
Software 0.1%
NetSuite, Inc.	0.250	06-01-18	900,000	843,188
Technology hardware, storage and peripherals 0.2%
SanDisk Corp.	0.500	10-15-20	2,474,000	2,542,035
Term loans (M) 22.3%				$300,033,838
(Cost $323,914,562)
Consumer discretionary 6.6%				89,419,625
Auto components 0.5%
Allison Transmission, Inc.	3.500	08-23-19	1,658,856	1,651,340
INA Beteiligungsgesellschaft mbH	4.250	05-15-20	533,077	532,633
MPG Holdco I, Inc.	3.750	10-20-21	1,135,461	1,090,043
The Goodyear Tire & Rubber Company	3.750	04-30-19	1,007,000	1,006,686
TI Group Automotive Systems LLC	4.500	06-30-22	1,871,310	1,812,832
Visteon Corp.	3.500	04-09-21	750,746	744,177
Automobiles 0.2%
FCA US LLC	3.250	12-31-18	2,699,525	2,677,929
Diversified consumer services 0.1%
The ServiceMaster Company LLC	4.250	07-01-21	1,933,164	1,917,457
Hotels, restaurants and leisure 1.4%
Boyd Gaming Corp.	4.000	08-14-20	1,945,000	1,927,678
CityCenter Holdings LLC	4.250	10-16-20	2,526,070	2,509,228

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       29

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Four Seasons Holdings, Inc.	3.500		06-27-20	1,171,013	$1,151,984
Hilton Worldwide Finance LLC	3.500		10-26-20	2,726,817	2,720,341
La Quinta Intermediate Holdings LLC	3.750		04-14-21	3,729,702	3,605,379
Landry's, Inc.	4.000		04-24-18	1,624,278	1,615,650
New Red Finance, Inc.	3.750		12-10-21	2,243,569	2,227,677
Scientific Games International, Inc.	6.000		10-18-20	2,849,840	2,546,027
Household durables 0.2%
Libbey Glass, Inc.	3.750		04-09-21	2,311,053	2,230,166
Leisure products 0.2%
Performance Sports Group, Ltd.	4.500		04-15-21	2,524,791	2,339,641
Media 2.9%
AMC Entertainment, Inc.	4.000		12-15-22	1,787,602	1,786,963
Atlantic Broadband Penn LLC	3.250		11-30-19	2,264,163	2,249,446
CCO Safari III LLC	3.500		01-24-23	1,500,000	1,498,125
Creative Artists Agency LLC	5.500		12-17-21	1,996,836	1,983,108
Cumulus Media Holdings, Inc.	4.250		12-23-20	2,905,725	2,118,758
Delta 2 Lux Sarl	4.750		07-30-21	2,515,000	2,364,623
Hubbard Radio LLC	4.250		05-27-22	3,444,500	3,181,857
MGOC, Inc.	4.000		07-31-20	5,023,908	4,996,276
Mission Broadcasting, Inc.	3.750		10-01-20	1,487,772	1,472,895
Neptune Finco Corp.	5.000		10-09-22	3,565,000	3,554,105
Nexstar Broadcasting, Inc.	3.750		10-01-20	1,686,698	1,669,831
Numericable US LLC	4.500		05-21-20	3,502,620	3,361,720
Tribune Media Company	3.750		12-27-20	3,029,737	2,970,406
Univision Communications, Inc.	4.000		03-01-20	6,673,036	6,509,248
Multiline retail 0.2%
Hudson's Bay Company	4.750		09-30-22	1,110,599	1,107,476
JC Penney Corp., Inc.	6.000		05-22-18	1,953,000	1,907,228
Specialty retail 0.9%
Bass Pro Group LLC	4.000		06-05-20	992,500	950,319
Burlington Coat Factory Warehouse Corp.	4.250		08-13-21	2,064,588	2,045,879
J Crew Group, Inc.	4.000		03-05-21	2,147,790	1,444,004
Michaels Stores, Inc.	4.000		01-28-20	1,542,674	1,529,899
Party City Holdings, Inc.	4.250		08-19-22	1,401,488	1,362,947
Petco Animal Supplies, Inc. (T)		TBD	01-26-23	3,082,000	3,016,936
PetSmart, Inc.	4.250		03-11-22	2,100,130	2,030,708
Consumer staples 2.3%					30,828,382
Food and staples retailing 0.6%
Albertson's Holdings LLC	5.500		08-25-21	5,370,775	5,249,095
Aramark Services, Inc.	3.250		02-24-21	1,156,973	1,145,043
Hearthside Group Holdings LLC	4.500		06-02-21	2,268,455	2,177,717

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       30

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.8%
Del Monte Foods, Inc.	4.252	02-18-21	1,695,926	$1,619,610
Diamond Foods, Inc.	4.250	08-20-18	2,295,848	2,288,673
Dole Food Company, Inc.	4.500	11-01-18	1,231,058	1,203,359
Hostess Brands LLC	4.500	08-03-22	3,321,675	3,298,838
Hostess Brands LLC	8.500	08-03-23	360,000	353,250
Shearer's Foods LLC	4.938	06-30-21	1,688,625	1,644,299
Household products 0.7%
Reynolds Group Holdings, Inc.	4.500	12-01-18	3,869,225	3,848,803
Spectrum Brands, Inc.	3.500	06-23-22	918,310	915,522
The Sun Products Corp.	5.500	03-23-20	4,183,613	3,974,433
Personal products 0.2%
Revlon Consumer Products Corp.	4.000	10-08-19	3,124,384	3,109,740
Energy 0.4%				5,515,453
Energy equipment and services 0.0%
Paragon Offshore Finance Company	3.750	07-18-21	1,481,250	318,469
Oil, gas and consumable fuels 0.4%
Arch Coal, Inc.	6.250	05-16-18	2,532,642	728,135
EP Energy LLC	3.500	05-24-18	2,207,491	1,401,757
FTS International, Inc.	5.750	04-16-21	1,271,000	276,443
Granite Acquisition, Inc.	5.000	12-19-21	2,645,590	2,397,566
Granite Acquisition, Inc.	5.000	12-19-21	117,582	106,558
Southcross Holdings LP	6.000	08-04-21	1,637,283	286,525
Financials 0.6%				7,493,861
Capital markets 0.2%
Onex Wizard Acquisition Company II SCA	4.250	03-13-22	2,984,546	2,946,308
Diversified financial services 0.1%
AlixPartners LLP	4.500	07-28-22	1,475,303	1,461,165
Real estate management and development 0.3%
Realogy Group LLC	3.750	03-05-20	3,112,323	3,086,388
Health care 2.7%				35,793,642
Health care equipment and supplies 0.8%
Air Medical Group Holdings, Inc.	4.250	04-28-22	3,363,100	3,189,339
Alere, Inc.	4.250	06-18-22	1,606,951	1,588,299
ConvaTec, Inc.	4.250	06-15-20	1,263,650	1,245,222
Kinetic Concepts, Inc.	4.500	05-04-18	3,697,499	3,586,574
Sterigenics-Nordion Holdings LLC	4.250	05-15-22	949,620	918,757
Health care providers and services 1.2%
Community Health Systems, Inc.	3.657	12-31-18	490,295	482,175
Community Health Systems, Inc.	3.750	12-31-19	1,229,562	1,180,379
Community Health Systems, Inc.	4.000	01-27-21	2,262,361	2,173,124

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       31

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita HealthCare Partners, Inc.	3.500	06-24-21	2,349,225	$2,340,415
Drumm Investors LLC	6.750	05-04-18	1,701,093	1,686,208
Envision Healthcare Corp.	4.500	10-28-22	1,015,000	1,008,656
IASIS Healthcare LLC	4.500	05-03-18	3,495,886	3,446,360
Team Health Holdings, Inc.	4.500	11-23-22	1,520,000	1,511,450
US Renal Care, Inc.	5.250	12-31-22	2,530,000	2,516,295
Pharmaceuticals 0.7%
Endo Luxembourg Finance I Company Sarl	3.750	09-26-22	1,511,522	1,491,009
Pharmaceutical Product Development LLC	4.250	08-18-22	3,342,601	3,275,749
Surgical Care Affiliates LLC	4.250	03-17-22	1,727,943	1,717,684
Valeant Pharmaceuticals International, Inc.	4.000	04-01-22	2,540,340	2,435,947
Industrials 2.0%				26,695,295
Aerospace and defense 0.5%
Accudyne Industries Borrower SCA	4.000	12-13-19	3,620,041	2,977,484
B/E Aerospace, Inc.	4.000	12-16-21	1,945,411	1,942,979
Sequa Corp.	5.250	06-19-17	2,887,537	1,902,165
Air freight and logistics 0.1%
XPO Logistics, Inc.	5.500	11-01-21	1,440,000	1,422,600
Commercial services and supplies 0.1%
Waste Industries USA, Inc.	4.250	02-27-20	1,149,569	1,143,103
Construction and engineering 0.2%
RBS Global, Inc.	4.000	08-21-20	2,929,744	2,794,243
Machinery 0.9%
Doosan Infracore International, Inc.	4.500	05-28-21	2,379,162	2,275,073
Filtration Group, Inc.	4.250	11-21-20	1,641,724	1,587,683
Gates Global LLC	4.250	07-05-21	4,125,449	3,709,468
Husky Injection Molding Systems, Ltd.	4.250	06-30-21	2,515,669	2,401,679
Husky Injection Molding Systems, Ltd.	7.250	06-30-22	758,490	697,810
Milacron LLC	4.500	09-28-20	1,795,312	1,754,918
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc.	4.000	10-01-22	1,653,855	1,645,070
HD Supply, Inc.	3.750	08-13-21	448,875	441,020
Information technology 2.2%				29,963,522
Communications equipment 0.6%
Avaya, Inc.	5.121	10-26-17	1,340,603	1,048,687
Avaya, Inc.	6.500	03-30-18	1,382,974	1,041,840
Ciena Corp.	3.750	07-15-19	2,505,840	2,477,649
Integra Telecom Holdings, Inc.	5.250	08-14-20	2,496,138	2,382,251
Riverbed Technology, Inc.	6.000	04-24-22	1,084,580	1,074,122

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       32

	Rate (%)		Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.2%
CPI International, Inc.	4.250		11-17-17	2,171,182	$2,127,758
Dell International LLC (T)		TBD	04-29-20	1,035,000	1,031,478
IT services 0.4%
First Data Corp.	3.927		03-24-18	3,896,632	3,840,965
Science Applications International Corp.	3.750		05-04-22	1,223,709	1,222,689
Semiconductors and semiconductor equipment 0.5%
Avago Technologies Cayman, Ltd. (T)		TBD	02-01-23	3,391,000	3,332,600
Microsemi Corp.	5.250		01-15-23	1,517,000	1,503,094
NXP Funding LLC	3.750		12-07-20	1,500,000	1,495,715
Software 0.5%
Infor US, Inc.	3.750		06-03-20	3,385,238	3,182,123
MA FinanceCo LLC	5.250		11-19-21	2,720,793	2,682,247
SS&C European Holdings SARL	4.018		07-08-22	192,159	190,992
SS&C Technologies, Inc.	4.007		07-08-22	1,337,431	1,329,312
Materials 2.9%					39,487,826
Chemicals 1.5%
Axalta Coating Systems US Holdings, Inc.	3.750		02-01-20	3,449,748	3,413,402
Ineos US Finance LLC	3.750		12-15-20	2,138,687	2,029,749
Ineos US Finance LLC	4.250		03-31-22	1,205,014	1,150,412
MacDermid, Inc.	5.500		06-07-20	4,365,421	4,052,606
OXEA Sarl	4.250		01-15-20	3,195,631	3,091,773
Styrolution Group GmbH	6.500		11-07-19	2,524,500	2,505,566
The Chemours Company	3.750		05-12-22	2,149,200	1,903,832
Trinseo Materials Operating SCA	4.250		11-05-21	1,872,590	1,818,753
Univar USA, Inc.	4.250		07-01-22	733,163	709,466
Construction materials 0.4%
Headwaters, Inc.	4.500		03-24-22	1,579,065	1,575,117
Summit Materials LLC	4.250		07-17-22	3,608,567	3,545,417
Containers and packaging 0.7%
Berry Plastics Corp.	4.000		10-01-22	1,868,512	1,858,469
BWAY Holding Company	5.500		08-14-20	2,176,850	2,035,355
Hilex Poly Company LLC	6.000		12-05-21	2,166,120	2,158,900
Kloeckner Pentaplast of America, Inc.	5.000		04-28-20	1,049,808	1,045,434
KP Germany Erste GmbH	5.000		04-28-20	449,523	447,650
Novelis, Inc.	4.000		06-02-22	1,898,460	1,753,702
Metals and mining 0.3%
FMG Resources August 2006 Pty, Ltd.	4.250		06-30-19	2,478,315	1,719,331
Signode Industrial Group US, Inc.	3.750		05-01-21	2,787,893	2,672,892

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       33

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 1.7%				$22,499,635
Diversified telecommunication services 1.4%
Consolidated Communications, Inc.	4.250	12-23-20	1,688,641	1,673,866
Intelsat Jackson Holdings SA	3.750	06-30-19	4,185,116	3,999,402
Level 3 Financing, Inc.	3.500	05-31-22	2,675,000	2,633,203
Level 3 Financing, Inc.	4.000	01-15-20	3,414,000	3,405,465
Syniverse Holdings, Inc.	4.000	04-23-19	2,991,509	2,056,663
Virgin Media Investment Holdings, Ltd.	3.500	06-30-23	2,643,768	2,585,753
XO Communications LLC	4.250	03-17-21	2,302,161	2,256,838
Wireless telecommunication services 0.3%
LTS Buyer LLC	4.000	04-13-20	3,979,984	3,888,445
Utilities 0.9%				12,336,597
Electric utilities 0.4%
La Frontera Generation LLC	4.500	09-30-20	2,971,942	2,866,685
Texas Competitive Electric Holdings Company LLC (H)	4.646	10-10-17	10,931,597	3,265,814
Independent power and renewable electricity producers 0.5%
Calpine Corp.	3.500	05-27-22	3,473,645	3,285,488
Dynegy, Inc.	4.000	04-23-20	3,035,277	2,918,610
Collateralized mortgage obligations 16.5%				$222,161,818
(Cost $218,391,653)
Commercial and residential 16.4%				220,998,719
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 (S)	3.901	08-10-35	5,000,000	5,240,432
American Home Mortgage Assets Trust Series 2007-1, Class A1 (P)	0.985	02-25-47	2,258,030	1,280,440
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343	04-13-29	1,027,623	1,030,012
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.882	06-26-34	1,298,632	1,303,761
Series 2012-RR9, Class 2A5 (P) (S)	0.592	08-26-46	1,071,286	1,048,667
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858	07-17-40	5,795,163	5,837,637
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.930	07-05-33	9,925,000	9,838,402
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.376	08-15-29	4,128,964	4,025,458
Carefree Portfolio Trust Series 2014-CARE, Class A (P) (S)	1.746	11-15-19	6,675,000	6,665,513
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (P) (S)	2.280	11-15-31	4,950,017	4,961,010
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.476	06-15-33	7,575,000	7,368,307
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11-25-36	928,938	936,056

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       34

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2010-8, Class 6A6 (S)	4.500	12-25-36	1,055,376	$1,068,239
Series 2012-1, Class 1A1 (P) (S)	0.792	06-25-35	1,263,677	1,250,331
Series 2013-2, Class 3A1 (P) (S)	0.602	04-25-37	7,329,446	6,873,139
Series 2013-2, Class 5A1 (P) (S)	0.562	07-25-36	3,986,697	3,744,856
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank)
Series 2006-C8, Class AJ	5.377	12-10-46	1,075,000	1,064,940
Series 2006-C8, Class A4	5.306	12-10-46	2,953,486	3,004,489
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (P) (S)	1.474	06-08-30	4,675,000	4,666,623
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.989	12-10-49	2,264,088	2,358,695
Series 2014-KYO, Class B (P) (S)	1.724	06-11-27	6,025,000	5,892,639
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.677	02-25-36	1,516,308	1,190,301
Series 2004-25, Class 1A1 (P)	1.087	02-25-35	2,928,142	2,686,437
Series 2004-25, Class 2A1 (P)	1.107	02-25-35	4,163,378	3,623,799
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250	06-25-50	891,291	892,470
Series 2010-RR5, Class 1A (P) (S)	5.467	12-16-43	2,202,193	2,209,720
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.424	02-25-36	1,792,196	1,429,909
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.436	07-25-48	5,025,000	5,123,194
Series 2012-KF01, Class B (P) (S)	3.022	10-25-44	3,300,000	3,316,832
Series 2012-KF01, Class C (P) (S)	4.672	10-25-44	8,500,000	8,749,517
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (P) (S)	1.726	12-15-16	1,640,934	1,625,358
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.626	05-19-47	3,190,720	2,735,159
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.930	11-05-30	4,261,558	4,227,280
Series 2013-HLT, Class BFX (S)	3.367	11-05-30	4,825,000	4,838,789
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (P) (S)	2.010	08-05-34	3,500,000	3,480,750
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.846	01-25-36	1,021,864	941,059
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.407	08-26-46	818,374	824,287
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.748	12-12-44	4,050,000	4,023,655
Series 2014-INN, Class A (P) (S)	1.346	06-15-29	4,000,000	3,979,750
Series 2015-CSMO, Class A (P) (S)	1.676	01-15-32	6,525,000	6,447,613
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372	09-15-39	8,299,600	8,394,320

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
LSTAR Securities Investment Trust
Series 2015-10, Class A1 (P) (S)	2.244	11-02-20	3,679,884	$3,614,338
Series 2015-9, Class A1 (P) (S)	2.428	10-01-20	4,861,479	4,747,167
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	6.072	08-12-49	3,800,000	3,891,784
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.650	03-26-36	1,144,254	1,138,509
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646	07-15-45	2,500,000	2,721,181
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.961	01-13-32	4,250,000	4,479,691
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.572	08-26-36	5,257,535	5,020,811
Series 2012-6, Class 4A1 (P) (S)	0.752	01-26-36	4,192,318	3,933,135
Series 2012-6, Class 6A1 (P) (S)	0.762	11-26-35	6,314,123	5,734,075
Series 2012-6, Class 8A1 (P) (S)	0.922	04-26-35	3,146,050	2,990,540
Series 2013-1, Class 4A1 (P) (S)	0.592	01-26-37	6,437,496	5,918,186
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (P)	0.737	09-25-45	2,695,981	2,243,899
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000	03-25-54	3,300,238	3,315,255
Series 2015-5, Class A1B (P) (S)	2.750	05-25-55	2,965,478	2,955,378
WaMu Mortgage Pass-Through Certificates
Series 2005-11, Class A1 (P)	0.747	08-25-45	3,324,118	3,083,425
Series 2005-AR1, Class A1A (P)	1.067	01-25-45	1,295,886	1,216,637
Series 2005-AR19, Class A1A1 (P)	0.697	12-25-45	3,518,282	3,373,586
Series 2005-AR6, Class 2A1A (P)	0.657	04-25-45	3,119,837	2,896,119
Series 2005-AR8, Class 1A (P)	0.697	07-25-45	2,633,338	2,476,003
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.723	04-25-35	1,746,060	1,750,004
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	1.548	11-15-29	3,338,161	3,299,151
U.S. Government Agency 0.1%				1,163,099
Federal Home Loan Mortgage Corp. Series 2015-SC02, Class 1A	3.000	09-25-45	440,873	445,475
Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	696,403	717,624
Asset backed securities 4.2%				$56,706,134
(Cost $57,057,660)
AMPLIT Trust Series 2015-A, Class A (S)	5.000	09-15-21	1,366,210	1,359,379
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477	07-24-23	977,742	838,414
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.537	07-25-36	1,297,662	1,280,041

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       36

	Rate (%)	Maturity date	Par value^	Value
Colony American Homes Series 2014-2A, Class A (P) (S)	1.377	07-17-31	3,565,222	$3,484,320
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.327	05-28-37	988,383	977,388
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.726	11-26-35	3,233,951	3,118,127
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.607	02-25-36	1,520,269	1,480,726
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.576	12-17-30	8,002,724	7,888,749
Series 2014-SFR1, Class A (P) (S)	1.426	06-17-31	4,600,000	4,503,104
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	1.132	08-25-35	1,214,705	1,203,589
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1 (S)	3.352	04-25-54	1,293,013	1,282,603
Series 2015-NPL1, Class A1 (S)	3.475	01-25-55	2,209,369	2,203,137
Series 2015-NPL2, Class A1 (S)	3.721	07-25-55	3,326,831	3,307,839
PennyMac LLC Series 2015-NPL1, Class A1 (S)	4.000	03-25-55	3,093,476	3,080,909
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.697	02-25-36	1,198,753	1,179,904
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.000	07-15-42	775,109	797,537
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.526	08-15-23	344,947	345,139
SLM Student Loan Trust Series 2011-1, Class A1 (P)	0.947	03-25-26	2,553,344	2,522,961
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550	11-20-38	2,937,500	2,933,612
US Residential Opportunity Fund III Trust Series 2015-1III, Class A (S)	3.721	01-27-35	2,780,265	2,758,950
VOLT XXII LLC Series 2015-NPL4, Class A1 (S)	3.500	02-25-55	1,549,421	1,537,558
VOLT XXV LLC Series 2015-NPL8, Class A1 (S)	3.500	06-26-45	3,536,900	3,487,918
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (S)	3.500	03-25-55	1,171,731	1,151,311
VOLT XXXIX LLC Series 2015-NP13, Class A1 (S)	4.125	10-25-45	3,997,972	3,982,919
			Shares	Value
Common stocks 0.1%				$1,589,683
(Cost $2,546,280)
Information technology 0.1%				1,539,244
Communications equipment 0.1%
Ciena Corp. (I)			65,200	1,158,604
Comtech Telecommunications Corp.			19,500	380,640

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       37

		Shares	Value
Utilities 0.0%			$50,439
Electric utilities 0.0%
EME Reorganization Trust		1,327,835	3,984
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.		4,366	46,455
Preferred securities 0.1%			$600,400
(Cost $487,500)
Consumer staples 0.1%			600,400
Food products 0.1%
Tyson Foods, Inc., 4.750%		10,000	600,400
	Yield (%)	Shares	Value
Short-term investments 2.7%			$36,815,063
(Cost $36,815,063)
Money market funds 2.7%			36,337,312
State Street Institutional Liquid Reserves Fund	0.3585(Y)	36,337,312	36,337,312
		Par value^	Value
Repurchase agreement 0.0%			477,751
Repurchase Agreement with State Street Corp., dated 1-29-16 at 0.000% to be repurchased at $477,751 on 2-1-16, collateralized by $477,100 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $484,387, including interest)		477,751	$477,751
Total investments (Cost $1,434,147,181)† 100.9%			$1,359,138,210
Other assets and liabilities, net (0.9%)			($12,312,717)
Total net assets 100.0%			$1,346,825,493

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       38

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $385,063,313 or 28.6% of the fund's net assets as of 1-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,437,890,967. Net unrealized depreciation aggregated $78,752,757, of which $10,451,191 related to appreciated investment securities and $89,203,948 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       39

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $1,434,147,181)	$1,359,138,210
Cash held at broker for futures contracts	5,465,300
Cash segregated at custodian for derivative contracts	2,885,000
Receivable for investments sold	5,572,307
Receivable for delayed delivery securities sold	6,522,371
Receivable for fund shares sold	962,468
Unrealized appreciation on forward foreign currency exchange contracts	682,417
Dividends and interest receivable	11,526,072
Receivable for exchange cleared swaps	2,752,518
Other receivables and prepaid expenses	52,352
Total assets	1,395,559,015
Liabilities
Due to custodian	358,230
Payable for collateral held by fund	480,000
Payable for investments purchased	5,814,417
Payable for delayed delivery securities purchased	37,483,282
Unrealized depreciation on forward foreign currency exchange contracts	1,556,929
Payable for fund shares repurchased	167,324
Swap contracts, at value (including unamortized upfront payment of $1,707,068)	1,014,515
Payable for futures variation margin	1,685,284
Distributions payable	1,033
Payable to affiliates
Accounting and legal services fees	32,627
Transfer agent fees	10,417
Trustees' fees	2,503
Other liabilities and accrued expenses	126,961
Total liabilities	48,733,522
Net assets	$1,346,825,493
Net assets consist of
Paid-in capital	$1,493,830,698
Accumulated distributions in excess of net investment income	(302,001)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap agreements	(60,013,917)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	(86,689,287)
Net assets	$1,346,825,493

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       40

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($25,826,028 ÷ 2,812,559 shares)[1]	$9.18
Class C ($3,007,447 ÷ 327,550 shares)[1]	$9.18
Class I ($22,899,141 ÷ 2,497,377 shares)	$9.17
Class R2 ($92,441 ÷ 10,070 shares)	$9.18
Class R4 ($92,441 ÷ 10,070 shares)	$9.18
Class R6 ($881,969 ÷ 96,074 shares)	$9.18
Class NAV ($1,294,026,026 ÷ 140,898,900 shares)	$9.18
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$9.42

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       41

STATEMENT OF OPERATIONS   For the six months ended 1-31-16 (unaudited)

Investment income
Interest	$30,305,545
Dividends	33,251
Total investment income	30,338,796
Expenses
Investment management fees	4,892,708
Distribution and service fees	53,007
Accounting and legal services fees	93,926
Transfer agent fees	31,833
Trustees' fees	12,459
State registration fees	45,801
Printing and postage	3,390
Professional fees	55,700
Custodian fees	106,489
Registration and filing fees	46,866
Other	11,663
Total expenses	5,353,842
Less expense reductions	(52,373)
Net expenses	5,301,469
Net investment income	25,037,327
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(16,796,044)
Futures contracts	(1,649,678)
Swap contracts	1,019,382
(17,426,340)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(46,881,288)
Futures contracts	(10,040,452)
Swap contracts	(1,626,464)
(58,548,204)
Net realized and unrealized loss	(75,974,544)
Decrease in net assets from operations	($50,937,217)

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$25,037,327	$53,194,825
Net realized loss	(17,426,340)	(17,678,161)
Change in net unrealized appreciation (depreciation)	(58,548,204)	(59,101,316)
Decrease in net assets resulting from operations	(50,937,217)	(23,584,652)
Distributions to shareholders
From net investment income
Class A	(505,089)	(661,087)
Class C	(47,312)	(36,796)
Class I	(556,408)	(856,208)
Class R2[1]	(2,006)	(1,152)
Class R4[1]	(2,055)	(1,186)
Class R6[1]	(3,265)	(1,241)
Class NAV	(29,810,542)	(51,698,629)
Total distributions	(30,926,677)	(53,256,299)
From fund share transactions	(28,095,597)	28,899,818
Total decrease	(109,959,491)	(47,941,133)
Net assets
Beginning of period	1,456,784,984	1,504,726,117
End of period	$1,346,825,493	$1,456,784,984
Undistributed (accumulated distributions in excess of) net investment income	($302,001)	$5,587,349

1	The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       43

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.73		$10.25	$10.32	$10.30	$10.41	$10.25
Net investment income[2]	0.15		0.31	0.30	0.36	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.51)		(0.52)	0.08	(0.01)	(0.05)	0.26
Total from investment operations	(0.36)		(0.21)	0.38	0.35	0.33	0.65
Less distributions
From net investment income	(0.19)		(0.31)	(0.32)	(0.33)	(0.39)	(0.46)
From net realized gain	—		—	(0.13)	—	(0.05)	(0.03)
Total distributions	(0.19)		(0.31)	(0.45)	(0.33)	(0.44)	(0.49)
Net asset value, end of period	$9.18		$9.73	$10.25	$10.32	$10.30	$10.41
Total return (%)[3,4]	(3.74	) [5]	(2.03)	3.76	3.41	3.27	6.37
Ratios and supplemental data
Net assets, end of period (in millions)	$26		$27	$18	$2	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[7]	1.21	1.47	4.65	1.25	1.24
Expenses including reductions	1.15	[7]	1.20	1.21	1.21	1.25	1.24
Net investment income	3.07	[7]	3.10	2.93	3.58	3.81	3.75
Portfolio turnover (%)	23		61	65	77	60	80

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       44

Class C Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.73		$10.25	$10.29
Net investment income[3]	0.12		0.23	—	[4]
Net realized and unrealized loss on investments	(0.51)		(0.52)	(0.02)
Total from investment operations	(0.39)		(0.29)	(0.02)
Less distributions
From net investment income	(0.16)		(0.23)	(0.02)
Total distributions	(0.16)		(0.23)	(0.02)
Net asset value, end of period	$9.18		$9.73	$10.25
Total return (%)[5,6]	(4.07	) [7]	(2.82)	(0.18	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	[8]	2.27	7.95	[8]
Expenses including reductions	1.86	[8]	2.00	2.00	[8]
Net investment income (loss)	2.43	[8]	2.36	(0.52	) [8]
Portfolio turnover (%)	23		61	65	[9]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

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Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.72		$10.24	$10.32	$10.30	$10.41	$10.24
Net investment income[2]	0.17		0.34	0.32	0.38	0.42	0.42
Net realized and unrealized gain (loss) on investments	(0.52)		(0.51)	0.08	— [3]	(0.06)	0.26
Total from investment operations	(0.35)		(0.17)	0.40	0.38	0.36	0.68
Less distributions
From net investment income	(0.20)		(0.35)	(0.35)	(0.36)	(0.42)	(0.48)
From net realized gain	—		—	(0.13)	—	(0.05)	(0.03)
Total distributions	(0.20)		(0.35)	(0.48)	(0.36)	(0.47)	(0.51)
Net asset value, end of period	$9.17		$9.72	$10.24	$10.32	$10.30	$10.41
Total return (%)[4]	(3.59	) [5]	(1.71)	3.98	3.73	3.64	6.70
Ratios and supplemental data
Net assets, end of period (in millions)	$23		$26	$17	$1	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[7]	0.88	1.46	4.14	0.88	0.95
Expenses including reductions	0.85	[7]	0.87	0.90	0.90	0.88	0.95
Net investment income	3.46	[7]	3.46	3.23	3.76	4.16	4.01
Portfolio turnover (%)	23		61	65	77	60	80

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       46

Class R2 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.73		$9.93
Net investment income[3]	0.16		0.11
Net realized and unrealized loss on investments	(0.51)		(0.20)
Total from investment operations	(0.35)		(0.09)
Less distributions
From net investment income	(0.20)		(0.11)
Total distributions	(0.20)		(0.11)
Net asset value, end of period	$9.18		$9.73
Total return (%)[4]	(3.64	) [5]	(0.87	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.01	[7]
Expenses including reductions	1.00	[7]	1.00	[7]
Net investment income	3.30	[7]	3.09	[7]
Portfolio turnover (%)	23		61	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       47

Class R4 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.73		$9.93
Net investment income[3]	0.16		0.11
Net realized and unrealized loss on investments	(0.51)		(0.19)
Total from investment operations	(0.35)		(0.08)
Less distributions
From net investment income	(0.20)		(0.12)
Total distributions	(0.20)		(0.12)
Net asset value, end of period	$9.18		$9.73
Total return (%)[4]	(3.59	) [5]	(0.84	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.01	[7]
Expenses including reductions	0.90	[7]	0.90	[7]
Net investment income	3.29	[7]	3.19	[7]
Portfolio turnover (%)	23		61	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       48

Class R6 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.73		$9.93
Net investment income[3]	0.16		0.11
Net realized and unrealized loss on investments	(0.50)		(0.19)
Total from investment operations	(0.34)		(0.08)
Less distributions
From net investment income	(0.21)		(0.12)
Total distributions	(0.21)		(0.12)
Net asset value, end of period	$9.18		$9.73
Total return (%)[4]	(3.51	) [5]	(0.78	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[7]	0.74	[7]
Expenses including reductions	0.75	[7]	0.73	[7]
Net investment income	3.40	[7]	3.31	[7]
Portfolio turnover (%)	23		61	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

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Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11
Per share operating performance
Net asset value, beginning of period	$9.74		$10.25	$10.32	$10.30	$10.41	$10.24
Net investment income[2]	0.17		0.36	0.37	0.40	0.43	0.44
Net realized and unrealized gain (loss) on investments	(0.52)		(0.51)	0.06	— [3]	(0.05)	0.26
Total from investment operations	(0.35)		(0.15)	0.43	0.40	0.38	0.70
Less distributions
From net investment income	(0.21)		(0.36)	(0.37)	(0.38)	(0.44)	(0.50)
From net realized gain	—		—	(0.13)	—	(0.05)	(0.03)
Total distributions	(0.21)		(0.36)	(0.50)	(0.38)	(0.49)	(0.53)
Net asset value, end of period	$9.18		$9.74	$10.25	$10.32	$10.30	$10.41
Total return (%)[4]	(3.63	) [5]	(1.46)	4.26	3.88	3.78	6.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,294		$1,402	$1,469	$1,155	$1,070	$1,023
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	[6]	0.74	0.75	0.75	0.75	0.77
Expenses including reductions	0.74	[6]	0.73	0.75	0.74	0.75	0.77
Net investment income	3.57	[6]	3.63	3.59	3.79	4.29	4.21
Portfolio turnover (%)	23		61	65	77	60	80

1	Six months ended 1-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maximize total return, which consists of income on its investments and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       51

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$615,739,014	—	$615,739,014	—
U.S. Government and Agency obligations	25,913,877	—	25,913,877	—
Foreign government obligations	90,549,871	—	90,549,871	—
Convertible bonds	9,028,512	—	9,028,512	—
Term loans	300,033,838	—	300,033,838	—
Collateralized mortgage obligations	222,161,818	—	222,161,818	—
Asset backed securities	56,706,134	—	56,706,134	—
Common stocks	1,589,683	$1,589,683	—	—
Preferred securities	600,400	600,400	—	—
Short-term investments	36,815,063	36,337,312	477,751	—
Total investments in securities	$1,359,138,210	$38,527,395	$1,320,610,815	—
Other financial instruments:
Futures	($11,227,460)	($11,227,460)	—	—
Forward foreign currency contracts	(874,512)	—	($874,512)	—
Interest rate swaps	(252,765)	—	(252,765)	—
Credit default swaps	(1,014,515)	—	(1,014,515)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time the fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       52

transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       53

custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $682. The fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2015, the fund has a short-term capital loss carryforward of $23,605,469 and a long-term capital loss carryforward of $16,087,476 available to offset future net realized capital gains. These carryforwards do not expire.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       54

position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and Receivable for exchange cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

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recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2016, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $419.3 million to $496.0 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Mar 2016	$36,994,236	$37,166,250	$172,014
5-Year U.S. Treasury Note Futures	767	Short	Mar 2016	(90,891,335)	(92,555,328)	(1,663,993)
10-Year U.S. Treasury Note Futures	2,045	Short	Mar 2016	(259,124,302)	(264,987,266)	(5,862,964)
Ultra U.S. Treasury Bond Futures	492	Short	Mar 2016	(77,891,733)	(81,764,250)	(3,872,517)
						($11,227,460)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $78.6 million to $136.5 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	27,300,000	USD	18,899,161	JPMorgan Chase Bank N.A.	2/22/2016	$588,261	—	$588,261
GBP	33,224	USD	47,481	JPMorgan Chase Bank N.A.	2/5/2016	—	($140)	(140)
MXN	594,039,400	USD	34,258,723	Citibank N.A.	2/8/2016	—	(1,518,134)	(1,518,134)
USD	1,852,034	COP	6,072,355,800	Citibank N.A.	2/16/2016	4,221	—	4,221
USD	7,361,714	EUR	6,797,907	JPMorgan Chase Bank N.A.	2/5/2016	—	(2,985)	(2,985)
USD	3,120,555	GBP	2,126,894	JPMorgan Chase Bank N.A.	2/5/2016	89,935	—	89,935
USD	13,014,458	GBP	9,158,417	Citibank N.A.	2/22/2016	—	(35,670)	(35,670)
						$682,417	($1,556,929)	($874,512)

Currency abbreviations
CAD	Canadian Dollar	GBP	British Pound
COP	Colombian Peso	MXN	Mexican Dollar
EUR	Euro	USD	U.S. Dollar

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market

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daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2016, the fund used interest rate swaps to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging up to $7.3 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2016:

USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
$2,697,376	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	—	($84,575)	($84,575)
4,592,923	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	—	(168,190)	(168,190)
$7,290,299				—	($252,765)	($252,765)

(a) At 1-30-16, 3-month LIBOR was 0.61260%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $33.4 million to $69.0 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2016 as a Buyer of protection:

Counterparty	Reference obligation	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CDX.HY.NA.25	$69,000,000	(0.005%)	Dec 2020	($1,308,789)	$1,046,546	($262,243)
		$69,000,000			($1,308,789)	$1,046,546	($262,243)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the

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U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended January 31, 2016 to take a long exposure to the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $12.9 million to $67.5 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2016 where the fund acted as a Seller of protection:

Counterparty	Reference obligation	Implied credit spread at 1-31-16	Currency	USD notional amount	(Pay)/ receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX.AAA.CDS.S7	1.13%	USD	$5,850,000	0.500%	Jan 2047	($251,221)	($8,718)	($259,939)
Citibank N.A.	CMBX AA.CDS1.S7 Deal/Short	2.54%	USD	7,000,000	1.500%	Jan 2047	(147,058)	(345,275)	(492,333)
				$12,850,000			($398,279)	($353,993)	($752,272)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$172,014	($11,399,474)
Foreign currency	Unrealized appreciation/depreciation for forward foreign currency exchange contracts	Forward foreign currency contracts	682,417	(1,556,929)
Interest rate	Swap contracts, at value	Interest rate swaps^	—	(252,765)
Credit	Swap contracts, at value	Credit default swaps	—	(1,014,515)
			$854,431	($14,223,683)

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and value of OTC swaps are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       58

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

	Statement of operations location — Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Swap contracts	Total
Interest rate	($1,649,678)	—	($71,725)	($1,721,403)
Foreign currency	—	($999,410)	—	(999,410)
Credit	—	—	1,091,107	1,091,107
Total	($1,649,678)	($999,410)	$1,019,382	($1,629,706)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Swap contracts	Total
Interest rate	($10,040,452)	—	($317,322)	($10,357,774)
Foreign currency	—	($102,300)	—	(102,300)
Credit	—	—	(1,309,142)	(1,309,142)
Total	($10,040,452)	($102,300)	($1,626,464)	($11,769,216)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: a) 0.740% of the first $250 million of the fund's average daily net assets, b) 0.700% of the next $500 million of the fund's average daily net assets and c) 0.675% of the fund's average daily net assets in excess of $750 million. The fund has a subadvisory agreement with Stone Harbor Investments Partners LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       59

among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of Class A and Class I shares, as applicable, exceed 1.21%, or 0.90%, respectively, of average annual net assets (on an annualized basis) of the class. For purposes of this agreement, "expenses of Class A and Class I shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) underlying fund expenses (acquired fund fees); and (f) short dividend expense. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to December 1, 2015, the Advisor contractually agreed to reduce its management fee in an amount equal to the amount by which expenses for Class C shares exceeded 2.00% of average annual net assets.

The Advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all the fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agency fees and service fees, (h) underlying fund expenses (acquired fund fees) and (i) short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the six months ended January 31, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$939	Class R4	$4
Class C	104	Class R6	18
Class I	959	Class NAV	50,297
Class R2	4	Total	$52,325

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       60

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $48 for Class R4 shares for the six months ended January 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $87,148 for the six months ended January 31, 2016. Of this amount, $19,419 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $67,608 was paid as sales commissions to broker-dealers and $121 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, CDSCs received by the Distributor amounted to $6,813 and $944 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$38,629	$15,864
Class C	14,138	1,740
Class I	—	14,201
Class R2	120	8
Class R4	120	8
Class R6	—	12
Total	$53,007	$31,833

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       61

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,822,420	$26,733,712	3,597,167	$35,808,943
Distributions reinvested	53,351	502,505	65,649	653,652
Repurchased	(2,807,666)	(26,619,526)	(2,702,630)	(26,876,002)
Net increase	68,105	$616,691	960,186	$9,586,593
Class C shares
Sold	174,472	$1,655,385	239,839	$2,394,102
Distributions reinvested	5,029	47,302	3,489	34,663
Repurchased	(84,461)	(796,266)	(82,240)	(816,684)
Net increase	95,040	$906,421	161,088	$1,612,081
Class I shares
Sold	1,168,197	$11,047,005	3,627,223	$36,285,716
Distributions reinvested	59,092	556,116	86,076	855,367
Repurchased	(1,378,500)	(12,973,905)	(2,739,695)	(27,265,331)
Net increase (decrease)	(151,211)	($1,370,784)	973,604	$9,875,752
Class R2 shares[1]
Sold	—	—	10,070	$100,000
Net increase	—	—	10,070	$100,000
Class R4 shares[1]
Sold	—	—	10,070	$100,000
Net increase	—	—	10,070	$100,000
Class R6 shares[1]
Sold	85,882	$792,626	10,070	$100,000
Distributions reinvested	123	1,128	—	—
Repurchased	(1)	(10)	—	—
Net increase	86,004	$793,744	10,070	$100,000
Class NAV shares
Sold	3,430,688	$32,631,969	7,684,729	$76,894,773
Distributions reinvested	3,161,877	29,810,542	5,184,673	51,698,629
Repurchased	(9,664,418)	(91,484,180)	(12,125,479)	(121,068,010)
Net increase (decrease)	(3,071,853)	($29,041,669)	743,923	$7,525,392
Total net increase (decrease)	(2,973,915)	($28,095,597)	2,869,011	$28,899,818

1 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

Affiliates of the fund owned 100%, 100%, 10% and 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV shares, respectively, on January 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $306,903,487 and $352,957,075, respectively, for the six months ended January 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       62

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 96.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	37.0%
John Hancock Lifestyle Growth Portfolio	15.8%
John Hancock Lifestyle Moderate Portfolio	13.3%
John Hancock Lifestyle Conservative Portfolio	11.6%
John Hancock Alternative Asset Allocation Portfolio	7.7%

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       63

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Stone Harbor Investment Partners LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       64

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274542	350SA 1/16 3/16

John Hancock

Absolute Return Currency Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets. Additionally, there have been pockets of strength that helped the currency markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The fund was up while many markets were down

During a volatile period for asset prices across many of the world's capital markets, the fund delivered positive returns, outpacing its benchmark, the Citigroup 1-Month U.S. Treasury Bill Index, in the process.

Short British pound exposure boosted results

A short position in the British pound sterling was among the most significant contributors to performance; long allocations to the Japanese yen and the euro were also helpful.

Norwegian krone long suffered losses

Partially offsetting the fund's favorable results was a long position in Norway's currency, the krone, which depreciated as the country's central bank cut short-term interest rates.

CURRENCY ALLOCATION AS OF 1/31/16 (%)

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques, which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund's assets. However, there is no guarantee that any investment strategy will be successful or that the fund's objectives will be achieved. Currency transactions are affected by fluctuations in exchange rates. The fund's losses could exceed the amount invested in its currency instruments. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions.Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Dori S. Levanoni, First Quadrant, LP

Dori S. Levanoni
Portfolio Manager
First Quadrant, LP

We saw elevated levels of stresses influencing the behavior of financial assets throughout the first half of the fund's fiscal year—particularly during August, the period's opening month, and again during January, the period's final month. Would you please share your observations on the market action?

Commodity prices exhibited a number of weaknesses as low oil demand, relative to the supply, persisted throughout the period. Global stock market gyrations also shared in the attention as anxiety around the developments in China sparked more than one dramatic equity sell-off during the six months that ended on January 31, 2016.

The August equity drawdown was particularly sharp, prompting market volatility spikes and S&P 500 Index declines, which were, up to that point, unrivaled since the summer of 2011, a period that featured questions about the viability of the eurozone, on the one hand, and the perceived quality of U.S. government debt, on the other hand.

For the period as a whole, emerging-market equities suffered steep losses along with further commodity price declines. The MSCI Emerging Markets Index fell 16.83%, and the S&P/Goldman Sachs Commodity Index lost more than a quarter of its market value. High-yield debt markets also declined. The U.S. Federal Reserve implemented its first interest-rate hike since 2006, exacerbating global monetary policy divergence, as the European Central Bank continued to ease its stance. On balance, sovereign debt markets offered modestly positive performance.

For some investors with international exposure, currency hedging policy could have determined the difference between a net gain and loss. Across developed-market currencies, where the fund's investments are focused, the Japanese yen was among the relative winners, and the British

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       4

"Achieving a persistently low correlation with the broader market, the fund behaved as we would have expected it to behave during a period of declining equity prices and widening credit spreads ..."
pound—a currency in which the fund was short—was among the relative losers. Certain emerging-market currencies, including the Russian ruble and Brazilian real, suffered double-digit percentage depreciations against the U.S. dollar.

How did the fund perform for the period? Did it behave as you would have expected it to behave in such an environment?

While drivers of markets (and sharp sell-offs in particular) are always difficult to parse, a significant source of instability in the period came from the increasingly manifest realization that economic policymakers across the globe lack the ability to engineer growth. In this kind of backdrop, we witnessed opportunities related to directionality of underlying markets, expressed through relative value positions in currencies, as well as opportunities related to the market's perceived overreaction (or underreaction) to different changes in the risk landscape.

In light of its mandate to seek an absolute return, the fund delivered what we would view as a strong gain during the period, outperforming its benchmark, the Citigroup 1-Month U.S. Treasury Bill Index, in the process. Achieving a persistently low correlation with the broader market, the fund behaved as we would have expected it to behave during a period of declining equity prices and widening credit spreads—that is, the fund posted a relatively good return in an environment that was not so favorable for stocks, corporate bonds, and many other risk-oriented assets.

What were the key contributors to the fund's success during the period?

Our relative valuation model, which informs our investment decisions through suggestions based on market exchange rates that deviate from a hypothetical purchasing power parity across the world's currencies, made a favorable contribution to the fund's results for the period.

Looking at individual currency positions, short exposure to the British pound, driven by the relative valuation and unhedged export flow models, delivered notable gains. The pound continued its depreciation trend following a Bank of England announcement in December that tempered expectations of an interest-rate hike. Meanwhile, uncertainty around the upcoming referendum on

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       5

"Distress in the equity and commodity markets prompted flight-to-safety transactions that benefited the fund's long positions in the Japanese yen and the euro."
the United Kingdom's continued membership in the European Union resulted in further declines in the pound.

Distress in the equity and commodity markets prompted flight-to-safety transactions that benefited the fund's long positions in the Japanese yen and the euro.

How about detractors from the fund's performance?

Detractors from the fund's performance during the period were limited in number and magnitude. By currency, a long position in the Norwegian krone suffered losses that rendered it the worst performer in the fund. In September, the country's central bank, the Norges Bank, announced it was cutting short-term interest rates, although speculators had leaned toward an unchanged policy stance. Following the announcement, the currency depreciated.

A small but notable loss came from the New Zealand dollar, in which the fund was initially short, and later long. Late in the period, with decreased global demand for dairy products putting downward pressure on general price levels in the country, the Reserve Bank of New Zealand hinted at further interest-rate cuts, which led to a depreciation of the currency and the fund's long exposure to it.

How was the fund positioned as this period drew to a close?

As of the end of the period, we positioned the fund with meaningful long positions in the U.S. dollar, the Japanese yen, the euro, and the New Zealand dollar. These were offset by short exposure to the British pound, the Swedish krona, and the Canadian dollar.

At this moment, monetary policy is diverging among developed markets, between developed markets and emerging markets, and between commodity exporters and commodity importers. Uncertainty about the growth trajectory in China, in Europe, and in the United States has continued to fuel volatility.

Weakness in commodities in general, and oil in particular, along with the effect that weakness has on inflation and economic activity, may continue to strain the patience of market participants.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       6

Dramatic currency policy changes and the related impact on relative competitiveness and inflation around the globe add to the fray, as does the impact of two consecutive years of double-digit appreciation of the trade-weighted U.S. dollar.

Markets also face continued or increased skepticism regarding the ability of policymakers to competently engineer desirable outcomes. Fueling this anxiety is the suspect ability of central bankers to achieve policy goals, a lack of meaningful fiscal policies, the viability of the European Union itself, and the Chinese government's ability to stabilize its markets and its economy.

In the context of the fund, these kinds of macrodynamics provide significant opportunities for both shorter- and longer-term investment horizons. As expectations give way to outcomes, and as markets fall in line with the underlying data, the fundamentals will be the ultimate arbiter.

MANAGED BY

Dori S. Levanoni On the fund since 2010 Investing since 1991
Jeppe F. Ladekarl On the fund since 2012 Investing since 1995

The views expressed in this report are exclusively those of Dori S. Levanoni, First Quadrant, LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-0.80	-0.23	-0.96	2.47	-1.15	-5.18
Class C2	0.49	-0.31	-1.10	4.24	-1.56	-5.89
Class I3	2.53	0.78	-0.01	5.82	3.99	-0.07
Class R2[2,3]	2.40	0.51	-0.28	5.79	2.60	-1.53
Class R4[2,3]	2.54	0.66	-0.13	5.79	3.36	-0.73
Class R6[2,3]	2.86	0.91	0.11	5.90	4.62	0.62
Class NAV[3]	2.85	0.97	0.17	5.88	4.95	0.96
Index†	0.03	0.04	0.05	0.02	0.19	0.25

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R4*	Class R6	Class NAV
Gross (%)	1.35	2.05	1.03	1.44	1.29	0.94	0.92
Net (%)	1.35	2.05	1.03	1.44	1.19	0.92	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class R2 and Class R4 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Citigroup 1-Month U.S. Treasury Bill Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Citigroup 1-Month U.S. Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-2-10	9,411	9,411	10,025
Class I3	8-2-10	9,993	9,993	10,025
Class R2[2,3]	8-2-10	9,847	9,847	10,025
Class R4[2,3]	8-2-10	9,927	9,927	10,025
Class R6[2,3]	8-2-10	10,062	10,062	10,025
Class NAV[3]	8-2-10	10,096	10,096	10,025

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 8-2-10.
2	Class C shares were first offered on 8-28-14; Class R2 and Class R4 shares were first offered on 3-27-15; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R2, Class R4, and Class R6 shares, as applicable.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,055.80	$6.98	1.35%
Class C	1,000.00	1,052.40	10.58	2.05%
Class I	1,000.00	1,058.20	5.33	1.03%
Class R2	1,000.00	1,057.90	6.16	1.19%
Class R4	1,000.00	1,057.90	5.64	1.09%
Class R6	1,000.00	1,059.00	4.76	0.92%
Class NAV	1,000.00	1,058.80	4.81	0.93%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.30	$6.85	1.35%
Class C	1,000.00	1,014.80	10.38	2.05%
Class I	1,000.00	1,020.00	5.23	1.03%
Class R2	1,000.00	1,019.20	6.04	1.19%
Class R4	1,000.00	1,019.70	5.53	1.09%
Class R6	1,000.00	1,020.50	4.67	0.92%
Class NAV	1,000.00	1,020.50	4.72	0.93%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       11

Fund's investments

As of 1-31-16 (unaudited)
Short-term investments 95.3%				$977,735,045
(Cost $978,000,820)
	Yield* (%)	Maturity date	Par value^	Value
U.S. Government 93.9%				962,916,997
U.S. Treasury Bills (D)	0.070	03-31-16	47,654,000	47,630,888
U.S. Treasury Bills	0.090	04-28-16	138,000,000	137,895,648
U.S. Treasury Bills	0.191	05-26-16	143,000,000	142,840,412
U.S. Treasury Bills	0.206	06-23-16	143,000,000	142,789,218
U.S. Treasury Bills	0.246	07-21-16	128,000,000	127,759,616
U.S. Treasury Bills	0.399	08-18-16	125,000,000	124,696,975
U.S. Treasury Bills	0.430	10-13-16	80,000,000	79,761,840
U.S. Treasury Bills	0.450	09-15-16	80,000,000	79,783,040
U.S. Treasury Bills (D)	0.488	11-10-16	80,000,000	79,759,360
	Yield (%)		Shares	Value
Money market funds 1.4%				14,818,048
State Street Institutional Liquid Reserves Fund	0.3585(Y)		14,818,048	14,818,048
Total investments (Cost $978,000,820)† 95.3%				$977,735,045
Other assets and liabilities, net 4.7%				$48,030,325
Total net assets 100.0%				$1,025,765,370

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
*	Yield represents the annualized yield at the date of purchase.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $978,000,820. Net unrealized depreciation aggregated $265,775, of which $81,490 related to appreciated investment securities and $347,265 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	121,673,848	USD	87,205,076	Barclays Bank PLC Wholesale	3/16/2016	—	($1,265,948)	(1,265,948)
AUD	464,902,248	USD	334,514,238	J. Aron & Company	3/16/2016	—	(6,150,382)	(6,150,382)
AUD	98,440,159	USD	69,834,417	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(305,413)	(305,413)
AUD	173,892,481	USD	124,418,750	State Street Bank and Trust Company	3/16/2016	—	(1,597,219)	(1,597,219)
CAD	321,647,313	USD	231,840,146	Barclays Bank PLC Wholesale	3/16/2016	—	(2,238,078)	(2,238,078)
CAD	151,654,072	USD	108,337,634	Deutsche Bank AG London	3/16/2016	—	(82,141)	(82,141)
CAD	290,422,364	USD	210,652,404	J. Aron & Company	3/16/2016	—	(3,339,698)	(3,339,698)
CAD	457,627,648	USD	336,192,709	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(9,523,563)	(9,523,563)
CAD	264,324,972	USD	192,890,136	State Street Bank and Trust Company	3/16/2016	—	(4,206,577)	(4,206,577)
EUR	532,230,104	USD	579,975,316	Barclays Bank PLC Wholesale	3/16/2016	—	(2,779,441)	(2,779,441)
EUR	161,743,102	USD	176,296,296	Deutsche Bank AG London	3/16/2016	—	(888,235)	(888,235)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       12

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	132,573,699	USD	144,440,397	J. Aron & Company	3/16/2016	—	(666,133)	(666,133)
EUR	30,194,865	USD	32,667,506	Morgan Stanley Capital Services, Inc.	3/16/2016	$78,391	—	78,391
EUR	103,186,643	USD	111,882,626	State Street Bank and Trust Company	3/16/2016	21,802	—	21,802
GBP	262,029,411	USD	381,243,396	Barclays Bank PLC Wholesale	3/16/2016	—	(7,850,326)	(7,850,326)
GBP	29,147,773	USD	42,365,967	Deutsche Bank AG London	3/16/2016	—	(830,262)	(830,262)
GBP	69,723,875	USD	102,851,356	J. Aron & Company	3/16/2016	—	(3,494,528)	(3,494,528)
GBP	48,463,788	USD	72,812,207	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(3,751,095)	(3,751,095)
GBP	63,071,879	USD	91,420,829	State Street Bank and Trust Company	3/16/2016	—	(1,543,123)	(1,543,123)
JPY	12,913,638,744	USD	109,333,969	Barclays Bank PLC Wholesale	3/16/2016	—	(2,560,203)	(2,560,203)
JPY	14,859,030,972	USD	121,309,038	Deutsche Bank AG London	3/16/2016	1,549,804	—	1,549,804
JPY	70,114,910,081	USD	578,524,917	J. Aron & Company	3/16/2016	1,205,805	—	1,205,805
JPY	23,461,950,674	USD	196,731,000	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(2,740,682)	(2,740,682)
JPY	17,871,466,883	USD	151,187,191	State Street Bank and Trust Company	3/16/2016	—	(3,420,642)	(3,420,642)
NOK	537,682,432	USD	61,172,223	Barclays Bank PLC Wholesale	3/16/2016	734,391	—	734,391
NOK	1,208,375,162	USD	137,717,187	Deutsche Bank AG London	3/16/2016	1,410,318	—	1,410,318
NOK	2,022,437,381	USD	230,278,919	J. Aron & Company	3/16/2016	2,576,467	—	2,576,467
NOK	1,755,579,170	USD	199,495,564	Morgan Stanley Capital Services, Inc.	3/16/2016	2,634,829	—	2,634,829
NOK	811,133,763	USD	93,562,153	State Street Bank and Trust Company	3/16/2016	—	(171,441)	(171,441)
NZD	135,508,034	USD	89,319,649	Barclays Bank PLC Wholesale	3/16/2016	—	(1,792,016)	(1,792,016)
NZD	292,931,588	USD	192,953,062	Deutsche Bank AG London	3/16/2016	—	(3,742,078)	(3,742,078)
NZD	348,303,230	USD	226,468,196	J. Aron & Company	3/16/2016	—	(1,491,449)	(1,491,449)
NZD	572,528,493	USD	377,050,258	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(7,241,456)	(7,241,456)
NZD	188,673,055	USD	124,999,222	State Street Bank and Trust Company	3/16/2016	—	(3,131,128)	(3,131,128)
SEK	694,533,429	USD	81,668,487	Deutsche Bank AG London	3/16/2016	—	(647,823)	(647,823)
SEK	1,190,588,500	USD	139,824,698	J. Aron & Company	3/16/2016	—	(936,827)	(936,827)
SEK	522,638,598	USD	61,614,783	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(646,479)	(646,479)
SGD	30,283,215	USD	21,215,573	Barclays Bank PLC Wholesale	3/16/2016	22,975	—	22,975
SGD	137,382,963	USD	96,547,045	J. Aron & Company	3/16/2016	—	(196,159)	(196,159)
SGD	270,317,692	USD	189,038,331	Morgan Stanley Capital Services, Inc.	3/16/2016	543,761	—	543,761
USD	244,969,150	AUD	344,352,215	Barclays Bank PLC Wholesale	3/16/2016	1,750,661	—	1,750,661
USD	94,881,122	AUD	130,882,519	Deutsche Bank AG London	3/16/2016	2,437,842	—	2,437,842
USD	166,626,866	AUD	232,842,434	J. Aron & Company	3/16/2016	2,168,553	—	2,168,553
USD	174,168,060	AUD	243,648,218	Morgan Stanley Capital Services, Inc.	3/16/2016	2,077,542	—	2,077,542
USD	6,935,608	AUD	9,526,989	State Street Bank and Trust Company	3/16/2016	206,626	—	206,626
USD	590,917,155	CAD	809,926,252	Barclays Bank PLC Wholesale	3/16/2016	12,766,078	—	12,766,078
USD	185,039,177	CAD	257,751,094	Deutsche Bank AG London	3/16/2016	1,048,261	—	1,048,261
USD	208,320,114	CAD	291,843,594	J. Aron & Company	3/16/2016	—	(7,107)	(7,107)
USD	323,814,919	CAD	452,378,281	Morgan Stanley Capital Services, Inc.	3/16/2016	892,938	—	892,938
USD	210,209,918	CAD	289,356,306	State Street Bank and Trust Company	3/16/2016	3,658,197	—	3,658,197
USD	153,910,506	EUR	140,659,490	Barclays Bank PLC Wholesale	3/16/2016	1,367,318	—	1,367,318
USD	132,428,232	EUR	120,835,316	Deutsche Bank AG London	3/16/2016	1,384,075	—	1,384,075
USD	150,382,431	EUR	137,689,379	J. Aron & Company	3/16/2016	1,060,281	—	1,060,281
USD	136,555,641	EUR	125,404,442	Morgan Stanley Capital Services, Inc.	3/16/2016	556,330	—	556,330
USD	63,825,018	EUR	58,461,432	State Street Bank and Trust Company	3/16/2016	424,437	—	424,437
USD	748,758,193	GBP	503,980,969	Barclays Bank PLC Wholesale	3/16/2016	30,583,090	—	30,583,090
USD	210,937,132	GBP	141,768,280	Deutsche Bank AG London	3/16/2016	8,916,707	—	8,916,707
USD	190,688,908	GBP	127,158,666	J. Aron & Company	3/16/2016	9,487,247	—	9,487,247
USD	115,386,571	GBP	78,075,125	State Street Bank and Trust Company	3/16/2016	4,129,174	—	4,129,174
USD	137,422,518	JPY	16,357,693,001	Barclays Bank PLC Wholesale	3/16/2016	2,172,297	—	2,172,297
USD	71,236,238	JPY	8,644,443,367	J. Aron & Company	3/16/2016	—	(238,565)	(238,565)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       13

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	393,579,351	JPY	48,240,336,520	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(5,285,956)	(5,285,956)
USD	109,819,584	JPY	13,165,937,035	State Street Bank and Trust Company	3/16/2016	959,740	—	959,740
USD	223,634,143	NOK	1,955,277,508	Deutsche Bank AG London	3/16/2016	—	(1,488,723)	(1,488,723)
USD	45,302,082	NOK	400,989,375	J. Aron & Company	3/16/2016	—	(866,238)	(866,238)
USD	164,588,191	NOK	1,449,118,309	Morgan Stanley Capital Services, Inc.	3/16/2016	—	(2,257,520)	(2,257,520)
USD	83,928,263	NOK	741,026,768	State Street Bank and Trust Company	3/16/2016	—	(1,390,610)	(1,390,610)
USD	210,653,733	NZD	319,019,585	Barclays Bank PLC Wholesale	3/16/2016	4,591,939	—	4,591,939
USD	38,094,296	NZD	56,726,446	Deutsche Bank AG London	3/16/2016	1,453,433	—	1,453,433
USD	268,971,546	NZD	404,557,879	J. Aron & Company	3/16/2016	7,658,677	—	7,658,677
USD	76,357,843	NZD	115,484,497	Morgan Stanley Capital Services, Inc.	3/16/2016	1,763,854	—	1,763,854
USD	185,697,892	SEK	1,573,641,080	Barclays Bank PLC Wholesale	3/16/2016	2,125,096	—	2,125,096
USD	304,535,093	SEK	2,587,093,890	Deutsche Bank AG London	3/16/2016	2,738,154	—	2,738,154
USD	36,057,090	SEK	305,740,327	J. Aron & Company	3/16/2016	391,011	—	391,011
USD	182,771,391	SEK	1,546,421,614	Morgan Stanley Capital Services, Inc.	3/16/2016	2,373,877	—	2,373,877
USD	124,096,749	SEK	1,046,845,232	State Street Bank and Trust Company	3/16/2016	1,977,221	—	1,977,221
USD	170,381,562	SGD	240,969,792	Barclays Bank PLC Wholesale	3/16/2016	1,382,053	—	1,382,053
USD	13,918,399	SGD	19,614,504	Deutsche Bank AG London	3/16/2016	162,146	—	162,146
USD	165,438,690	SGD	236,735,466	J. Aron & Company	3/16/2016	—	(591,158)	(591,158)
USD	257,914,334	SGD	367,283,904	Morgan Stanley Capital Services, Inc.	3/16/2016	326,865	—	326,865
USD	82,409,492	SGD	116,967,149	State Street Bank and Trust Company	3/16/2016	376,838	—	376,838
						$126,147,101	($91,356,422)	$34,790,679

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $978,000,820)	$977,735,045
Cash	13,053,914
Receivable for fund shares sold	1,102,795
Unrealized appreciation on forward foreign currency exchange contracts	126,147,101
Interest receivable	6,376
Other receivables and prepaid expenses	59,968
Total assets	1,118,105,199
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	91,356,422
Payable for fund shares repurchased	824,001
Payable to affiliates
Accounting and legal services fees	27,522
Transfer agent fees	43,115
Trustees' fees	3,506
Other liabilities and accrued expenses	85,263
Total liabilities	92,339,829
Net assets	$1,025,765,370
Net assets consist of
Paid-in capital	$1,173,123,045
Accumulated net investment loss	(12,760,335)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(169,122,244)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	34,524,904
Net assets	$1,025,765,370

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($19,229,730 ÷ 2,208,797 shares)[1]	$8.71
Class C ($654,014 ÷ 73,906 shares)[1]	$8.85
Class I ($215,843,717 ÷ 24,201,178 shares)	$8.92
Class R2 ($111,486 ÷ 12,450 shares)	$8.95
Class R4 ($103,014 ÷ 11,494 shares)	$8.96
Class R6 ($31,922,929 ÷ 3,553,907 shares)	$8.98
Class NAV ($757,900,480 ÷ 84,108,037 shares)	$9.01
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$8.98

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       15

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Interest	$808,802
Expenses
Investment management fees	4,928,164
Distribution and service fees	34,030
Accounting and legal services fees	70,103
Transfer agent fees	141,735
Trustees' fees	12,365
State registration fees	46,663
Printing and postage	23,756
Professional fees	45,685
Custodian fees	63,533
Registration and filing fees	41,529
Other	12,477
Total expenses	5,420,040
Less expense reductions	(89,398)
Net expenses	5,330,642
Net investment loss	(4,521,840)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	35,753,197
35,753,197
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	35,533,974
35,533,974
Net realized and unrealized gain	71,287,171
Increase in net assets from operations	$66,765,331

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($4,521,840)	($15,453,235)
Net realized gain (loss)	35,753,197	(174,699,969)
Change in net unrealized appreciation (depreciation)	35,533,974	(28,175,258)
Increase (decrease) in net assets resulting from operations	66,765,331	(218,328,462)
Distributions to shareholders
From net realized gain
Class A	—	(1,637,943)
Class C1	—	(24,236)
Class I	—	(12,995,769)
Class R6	—	(3,057,072)
Class NAV	—	(42,076,790)
Total distributions	—	(59,791,810)
From fund share transactions	(356,980,895)	(289,921,671)
Total decrease	(290,215,564)	(568,041,943)
Net assets
Beginning of period	1,315,980,934	1,884,022,877
End of period	$1,025,765,370	$1,315,980,934
Accumulated net investment loss	($12,760,335)	($8,238,495)

1	The inception date for Class C shares is 8-28-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       17

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$8.23		$9.63	$9.91	$9.16	$8.58	$10.00
Net investment loss[3]	(0.05)		(0.12)	(0.13)	(0.14)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.53		(0.98)	0.50	1.02	0.72	(1.28)
Total from investment operations	0.48		(1.10)	0.37	0.88	0.58	(1.42)
Less distributions
From net realized gain	—		(0.30)	(0.65)	(0.13)	—	—
Net asset value, end of period	$8.71		$8.23	$9.63	$9.91	$9.16	$8.58
Total return (%)[4,5]	5.58	[6]	(11.51)	4.13	9.69	6.76	(14.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$22	$48	$28	$11	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	[7]	1.37	1.42	1.61	1.74	1.56	[7]
Expenses including reductions	1.35	[7]	1.35	1.42	1.60	1.60	1.56	[7]
Net investment loss	(1.21	) [7]	(1.29)	(1.36)	(1.50)	(1.53)	(1.48	) [7]
Portfolio turnover (%)[8]	0		0	0	0	0	0

1	Six months ended 1-31-16. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
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Class C Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.40		$10.01
Net investment loss[3]	(0.08)		(0.18)
Net realized and unrealized gain (loss) on investments	0.53		(1.13)
Total from investment operations	0.45		(1.31)
Less distributions
From net realized gain	—		(0.30)
Net asset value, end of period	$8.85		$8.40
Total return (%)[4,5]	5.24	[6]	(13.29	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06	[8]	3.04	[8]
Expenses including reductions	2.05	[8]	2.25	[8]
Net investment loss	(1.90	) [8]	(2.19	) [8]
Portfolio turnover (%)[9]	0		0

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       19

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$8.42		$9.81	$10.05	$9.24	$8.61	$10.00
Net investment loss[3]	(0.04)		(0.09)	(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	0.54		(1.00)	0.51	1.04	0.73	(1.30)
Total from investment operations	0.50		(1.09)	0.41	0.94	0.63	(1.39)
Less distributions
From net realized gain	—		(0.30)	(0.65)	(0.13)	—	—
Net asset value, end of period	$8.92		$8.42	$9.81	$10.05	$9.24	$8.61
Total return (%)[4]	5.82	[5]	(11.29)	4.49	10.26	7.32	(13.90	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$216		$371	$392	$65	$43	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.03	1.05	1.11	1.17	1.05	[6]
Expenses including reductions	1.03	[6]	1.02	1.05	1.11	1.17	1.05	[6]
Net investment loss	(0.89	) [6]	(0.96)	(1.00)	(1.01)	(1.10)	(0.98	) [6]
Portfolio turnover (%)[7]	0		0	0	0	0	0

1	Six months ended 1-31-16. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       20

Class R2 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.46		$8.70
Net investment loss[3]	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	0.54		(0.21)
Total from investment operations	0.49		(0.24)
Net asset value, end of period	$8.95		$8.46
Total return (%)[4]	5.79	[5]	(2.76	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[7]	1.18	[7]
Expenses including reductions	1.19	[7]	1.16	[7]
Net investment loss	(1.05	) [7]	(1.08	) [7]
Portfolio turnover (%)[8]	0		0

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       21

Class R4 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.47		$8.70
Net investment loss[3]	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.53		(0.20)
Total from investment operations	0.49		(0.23)
Net asset value, end of period	$8.96		$8.47
Total return (%)[4]	5.79	[5]	(2.64	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[7]	1.18	[7]
Expenses including reductions	1.09	[7]	1.06	[7]
Net investment loss	(0.94	) [7]	(0.98	) [7]
Portfolio turnover (%)[8]	0		0

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       22

Class R6 Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$8.48		$9.86	$10.09	$9.27	$9.29
Net investment loss[3]	(0.03)		(0.08)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	0.53		(1.00)	0.51	1.04	0.05
Total from investment operations	0.50		(1.08)	0.42	0.95	(0.02)
Less distributions
From net realized gain	—		(0.30)	(0.65)	(0.13)	—
Net asset value, end of period	$8.98		$8.48	$9.86	$10.09	$9.27
Total return (%)[4]	5.90	[5]	(11.13)	4.58	10.34	(0.22	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32		$37	$81	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[6]	0.94	1.04	1.52	1.40	[6]
Expenses including reductions	0.92	[6]	0.90	0.99	1.05	1.05	[6]
Net investment loss	(0.79	) [6]	(0.84)	(0.94)	(0.95)	(0.97	) [6]
Portfolio turnover (%)[7]	0		0	0	0	0

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R6 shares is 11-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       23

Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$8.50		$9.89	$10.11	$9.28	$8.63	$10.00
Net investment loss[3]	(0.03)		(0.08)	(0.08)	(0.08)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.54		(1.01)	0.51	1.04	0.73	(1.29)
Total from investment operations	0.51		(1.09)	0.43	0.96	0.65	(1.37)
Less distributions
From net realized gain	—		(0.30)	(0.65)	(0.13)	—	—
Net asset value, end of period	$9.01		$8.50	$9.89	$10.11	$9.28	$8.63
Total return (%)[4]	5.88	[5]	(11.10)	4.66	10.43	7.53	(13.70	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$758		$886	$1,363	$1,098	$901	$878
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6]	0.91	0.91	0.92	0.94	0.95	[6]
Expenses including reductions	0.93	[6]	0.90	0.91	0.92	0.93	0.95	[6]
Net investment loss	(0.78	) [6]	(0.84)	(0.85)	(0.82)	(0.86)	(0.86	) [6]
Portfolio turnover (%)[7]	0		0	0	0	0	0

1	Six months ended 1-31-16. Unaudited.
2	Period from 8-2-10 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       25

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $708. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2015, the fund has a short-term capital loss carryfoward of $62,479,939 and a long-term capital loss carryforward of $150,700,240 available to offset future net realized capital gains. These carryforwards do not expire.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       26

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       27

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2016, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies. During the six months ended January 31, 2016, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $8.4 billion to $14.8 billion, as measured at each quarter end. The contracts held by the fund at January 31, 2016 are presented in the Fund's investments.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$126,147,101	($91,356,422)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Bank PLC Wholesale	$39,009,886	$39,697,000	—	($687,114)
Deutsche Bank AG London	13,421,478	12,530,000	—	891,478
J. Aron & Company	6,569,797	18,810,000	—	(12,240,203)
Morgan Stanley Capital Services, Inc.	(20,503,777)	—	$26,214,367	5,710,590
State Street Bank and Trust Company	(3,706,705)	—	3,463,801	(242,904)
Totals	$34,790,679	$71,037,000	$29,678,168	($6,568,153)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Investments and foreign currency transactions*
Foreign currency	Net realized gain (loss) on	$35,909,276

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	$35,838,508

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       28

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor. on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund's average daily net assets; b) 0.90% of the next $250 million of the fund's average daily net assets; and c) 0.85% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to December 1, 2015, the Advisor had contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.25% for Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to December 1, 2015, the Advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund. Effective December 1, 2015 the Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees and service fees, underlying fund expenses (acquired fund fees) and short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       29

The expense reductions described above amounted to the following for the six months ended January 31, 2016:

Class	Expense reductions	Class	Expense reductions
Class A	$1,597	Class R4	$4
Class C	47	Class R6	5,738
Class I	17,792	Class NAV	64,161
Class R2	8	Total	$89,347

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $51 for Class R4 shares for the six months ended January 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,557 for the period ended January 31, 2016. Of this amount, $2,516 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,041 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended January 31, 2016, CDSCs received by the Distributor amounted to $0 and $231 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       30

connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$30,686	$12,602
Class C	3,086	380
Class I	—	125,848
Class R2	132	9
Class R4	126	8
Class R6	—	2,888
Total	$34,030	$141,735

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	549,820	$4,687,687	2,012,498	$18,688,878
Distributions reinvested	—	—	184,097	1,634,783
Repurchased	(996,725)	(8,434,657)	(4,525,325)	(38,916,466)
Net decrease	(446,905)	($3,746,970)	(2,328,730)	($18,592,805)
Class C shares[1]
Sold	34,397	$300,946	116,676	$1,102,452
Distributions reinvested	—	—	2,327	21,201
Repurchased	(16,172)	(139,778)	(63,322)	(538,099)
Net increase	18,225	$161,168	55,681	$585,554
Class I shares
Sold	2,493,311	$21,872,757	19,351,101	$175,981,368
Distributions reinvested	—	—	1,408,003	12,756,508
Repurchased	(22,304,872)	(189,588,869)	(16,750,813)	(149,411,252)
Net increase (decrease)	(19,811,561)	($167,716,112)	4,008,291	$39,326,624
Class R2 shares[2]
Sold	956	$8,342	11,494	$100,000
Net increase	956	$8,342	11,494	$100,000
Class R4 shares[2]
Sold	—	—	11,494	$100,000
Net increase	—	—	11,494	$100,000

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       31

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	765,020	$6,694,263	5,547,249	$55,100,978
Distributions reinvested	—	—	79,635	726,268
Repurchased	(1,522,441)	(13,107,917)	(9,535,499)	(84,689,379)
Net decrease	(757,421)	($6,413,654)	(3,908,615)	($28,862,133)
Class NAV shares
Sold	1,146,059	$9,991,558	16,335,709	$148,509,774
Distributions reinvested	—	—	4,598,556	42,076,790
Repurchased	(21,245,453)	(189,265,227)	(54,520,853)	(473,165,475)
Net decrease	(20,099,394)	($179,273,669)	(33,586,588)	($282,578,911)
Total net decrease	(41,096,100)	($356,980,895)	(35,736,973)	($289,921,671)

1 The inception date for Class C shares is 8-28-14.

2 The inception date for Class R2 and Class R4 shares is 3-27-15.

Affiliates of the fund owned 92%, 100%, and 100% of shares of beneficial interest of Class R2, Class R4, and Class NAV, respectively, on January 31, 2016.

Note 7 — Purchase and sale of securities

For the six months ended January 31, 2016, all purchases and sales of investments were short-term.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 73.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentation
John Hancock Lifestyle Balanced Portfolio	20.6%
John Hancock Lifestyle Growth Portfolio	18.2%
John Hancock Lifestyle Conservative Portfolio	8.2%
John Hancock Alternative Asset Allocation Portfolio	7.5%
John Hancock Lifestyle Moderate Portfolio	7.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

First Quadrant, L.P.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2274533	364SA 1/16 3/16

John Hancock

Fundamental All Cap Core Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gave up ground

U.S. stocks were pressured by sliding energy prices, concern over slowing economic growth in China, a strong U.S. dollar, and uncertainty around U.S. interest rates.

Energy, healthcare, materials, and financials were the weakest performers

Within the fund's broad-based benchmark, the Russell 3000 Index, the energy, healthcare, materials, and financials sectors posted the biggest declines.

Security selection detracted from relative performance

Stock picks in the financials sector accounted for most of the fund's underperformance versus its benchmark, with added disappointments from security selection in industrials and energy.

SECTOR COMPOSITION AS OF 1/31/16 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market backdrop for the six months ended January 31, 2016?

It was volatile. Stocks sank early in the period amid worries over China's slowing economic growth, declining commodity prices, and uncertainty around U.S. interest rates. The market, however, rebounded in October as fears around China eased and the U.S. Federal Reserve (Fed) postponed an interest-rate hike. But volatility mounted heading into year end, with China's issues moving to the forefront again, commodity prices sliding further, and the junk bond market moving sharply lower. These concerns overshadowed a brief stock market rally following the Fed's mid-December decision to hike interest rates for the first time since 2006. The market retreated even further in January, as oil prices collapsed to their lowest level in over a decade, global economic growth slowed, and the pace of the U.S. economic recovery was uneven.

Which sectors were hardest hit?

Within the fund's benchmark, the Russell 3000 Index, energy and materials stocks plunged due to weak commodity prices. Healthcare stocks took a beating, as politicians began discussing the possibility of capping drug prices. In addition, the financials sector turned in a sizable loss, hurt by the prospect of lower-for-longer interest rates, weak energy prices, and declines in the junk bond and equity markets. Only the more defensive utilities, telecommunication services, and consumer staples sectors posted gains.

What was your approach to investing in this environment?

Regardless of market conditions, we try to steer a steady course that focuses on financially sound companies across all market caps that we believe have competitive advantages and the ability to generate substantial cash flow over sustained periods. We try to buy these types of stocks when they're selling at a discount to our estimate of intrinsic value. Often we find attractive buying opportunities when fundamentals, such as sales growth and profit margins, are temporarily

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"Having a sizable underweight in healthcare, where many stocks seemed to us to be overvalued, and a small cash position in a down market helped relative performance."
depressed or investor sentiment is weak. Over the past six months, we found some of the best opportunities among large-cap stocks.

What caused the fund to lag its benchmark?

Security selection accounted for all of the underperformance, with particularly disappointing results in financials—which on average represented about 27% of the fund's assets—followed by industrials and energy. Individual detractors included an out-of-index stake in asset manager AllianceBernstein Holding LP, which plunged as declines in the junk bond and equity markets depressed total assets under management, a key driver of revenues. An investment in auto finance company Santander Consumer USA Holdings, Inc., which targets credit-impaired buyers, fell amid concern over slowing auto sales, weakening economic conditions, and worries that the credit cycle had bottomed.

Sizable overweights in Citigroup, Inc., Morgan Stanley, and Bank of America Corp. all cost the fund ground. Citigroup, which has significant international exposure, saw its stock slide as investors worried about the impact of slowing global growth and declining oil prices on the business. In fact, the company's exposure was limited, with its latest quarterly report showing mid-single-digit loan growth and improved credit metrics. We maintained an overweighted position because we thought the reality was a lot better than investor sentiment was suggesting. Shares of Morgan Stanley and

TOP 10 HOLDINGS AS OF 1/31/16 (%)

Amazon.com, Inc.	6.4
Apple, Inc.	5.1
Facebook, Inc., Class A	4.8
Citigroup, Inc.	4.6
Ralph Lauren Corp.	4.2
Bank of America Corp.	3.9
Lennar Corp., Class A	3.3
AllianceBernstein Holding LP	2.8
Alphabet, Inc., Class A	2.7
adidas AG	2.7
TOTAL	40.5
As a percentage of net assets.
Cash and cash equivalents are not included.

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Bank of America fell as continued low interest rates hampered net interest margins, the difference between what they earn on loans and what they pay out on deposits. Added headwinds included declining commodity prices, which hurt Morgan Stanley's trading volumes, and slowing global economic growth, which dogged Bank of America. Both companies reported strong fourth-quarter earnings in January, but investors continued to punish the stocks.

CIT Group, Inc., a financial holding company that offers loans and leases to small and midsize businesses, saw its stock hurt by continued low interest rates. In consumer discretionary, shares of auto dealer Group 1 Automotive, Inc. and used car retailer CarMax, Inc. were pressured by late-period concern over the strength of the U.S. consumer. Group 1 faced added headwinds from concern that auto sales might be slowing. Its exposure to Texas, a heavily energy-focused economy that in the past has driven about 40% of the company's revenue, also hurt. CarMax's inadequate inventory of sport-utility vehicles and trucks also led to weaker-than-expected sales growth as low gas prices boosted demand.

Where did the fund gain ground?

Having a sizable underweight in healthcare, where many stocks seemed to us to be overvalued, and a small cash position in a down market helped relative performance. Security selection in materials and consumer staples also gave a modest boost. However, the biggest individual standouts came from consumer discretionary and information technology, two of the fund's biggest sector allocations. In consumer discretionary, e-commerce leader Amazon.com, Inc., Germany-based sports apparel company adidas AG, and home builder NVR, Inc. stood out. The fund had a huge overweight and over 6% of its assets in Amazon, which saw its shares lifted by increased financial disclosure that revealed fast growth in the company's cloud services division and continued dominance in the online retail space. Adidas's shares rallied nicely, buoyed by early signs of progress in the company's turnaround, a new CEO, and a share buyback. Adidas was an out-of-index position. NVR benefited from the U.S. housing market's recovery, especially in the mid-Atlantic region where the company operates.

The fund owned social network service Facebook, Inc., which benefited as advertising on mobile devices drove better-than-expected earnings and revenue growth. In addition, shares of Alphabet, Inc., the recently formed parent of online search engine Google, climbed as enhanced financial disclosure revealed results at Google that exceeded investor expectations. News that Alphabet would buy back $5 billion in shares also helped. Facebook and Alphabet were sizable overweights relative to the index.

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How was the fund positioned at period end?

As always, we remained focused on higher-quality companies with the potential for sustainable cash flow growth and attractive valuations. We continued to favor large-cap stocks and to have an economically sensitive bias with sizable overweights in financials, where we think many companies stand to benefit from higher interest rates, and consumer discretionary, where we've targeted companies with exposure to the U.S. housing recovery.

Are there any management changes upcoming?

Effective April 1, 2016, Walter T. McCormick will be retiring. The fund will continue to be managed by Jonathan White and me. We wish Walter well.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
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A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	Since inception		6-month	Since inception
Class A	-6.81	8.56	[1]	-18.51	46.80	[1]
Class C	-3.46	-1.74	[2]	-15.33	-2.77	[2]
Class I3	-1.53	10.20	[1]	-14.06	57.44	[1]
Class R2[3,4]	-1.84	9.47	[1]	-14.20	52.60	[1]
Class R4[3,4]	-1.66	9.94	[1]	-14.15	55.70	[1]
Class R6[3,4]	-1.51	9.98	[1]	-14.08	55.93	[1]
Class NAV[3,4]	-1.47	9.85	[1]	-14.06	55.08	[1]
Index†	-2.48	9.80	[1]	-8.53	54.77	[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R4*	Class R6*	Class NAV
Gross (%)	1.25	1.96	0.94	1.35	1.20	0.85	0.83
Net (%)	1.25	1.96	0.94	1.35	1.10	0.83	0.83

*	Expenses have been estimated for the first year of operations of the fund's Class R2, Class R4 and Class R6 shares, respectively.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C5	6-27-14	9,723	9,723	10,011
Class I3	6-1-11	15,744	15,744	15,477
Class R2[3,4]	6-1-11	15,260	15,260	15,477
Class R4[3,4]	6-1-11	15,570	15,570	15,477
Class R6[3,4]	6-1-11	15,593	15,593	15,477
Class NAV[3,4]	6-1-11	15,508	15,508	15,477

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	From 6-27-14.
3	For certain types of investors as described in the fund's prospectuses.
4	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-26-14. Returns prior to this date are that of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
5	The contingent deferred sales charge is not applicable.
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Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$857.80	$5.98	1.28%
Class C	1,000.00	854.80	9.23	1.98%
Class I	1,000.00	859.40	4.44	0.95%
Class R2	1,000.00	858.00	5.23	1.12%
Class R4	1,000.00	858.50	4.72	1.01%
Class R6	1,000.00	859.20	3.97	0.85%
Class NAV	1,000.00	859.40	3.97	0.85%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.50	1.28%
Class C	1,000.00	1,015.20	10.03	1.98%
Class I	1,000.00	1,020.40	4.82	0.95%
Class R2	1,000.00	1,019.50	5.69	1.12%
Class R4	1,000.00	1,020.10	5.13	1.01%
Class R6	1,000.00	1,020.90	4.32	0.85%
Class NAV	1,000.00	1,020.90	4.32	0.85%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
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Fund's investments

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 95.5%		$137,903,479
(Cost $145,695,569)
Consumer discretionary 27.9%		40,270,564
Diversified consumer services 1.3%
DeVry Education Group, Inc.	92,781	1,846,342
Household durables 8.1%
Lennar Corp., Class A	114,158	4,811,760
NVR, Inc. (I)	2,083	3,439,033
Tempur Sealy International, Inc. (I)	57,593	3,475,162
Internet and catalog retail 6.4%
Amazon.com, Inc. (I)	15,806	9,278,122
Specialty retail 5.2%
CarMax, Inc. (I)	76,659	3,386,795
Group 1 Automotive, Inc.	32,172	1,726,028
Lowe's Companies, Inc.	33,188	2,378,252
Textiles, apparel and luxury goods 6.9%
adidas AG	37,179	3,828,420
Ralph Lauren Corp.	54,228	6,100,650
Consumer staples 6.7%		9,688,409
Beverages 0.8%
Diageo PLC, ADR	10,116	1,089,190
Food products 3.6%
Danone SA	48,143	3,315,866
Mead Johnson Nutrition Company	26,446	1,917,071
Household products 2.3%
The Procter & Gamble Company	41,208	3,366,282
Energy 3.2%		4,684,858
Energy equipment and services 1.3%
Schlumberger, Ltd.	25,422	1,837,248
Oil, gas and consumable fuels 1.9%
Kinder Morgan, Inc.	173,107	2,847,610
Financials 26.7%		38,472,371
Banks 9.7%
Bank of America Corp.	401,262	5,673,845
CIT Group, Inc.	55,309	1,623,319
Citigroup, Inc.	155,127	6,605,308
Capital markets 12.9%
Affiliated Managers Group, Inc. (I)	25,901	3,475,655
AllianceBernstein Holding LP	221,940	4,092,574

SEE NOTES TO FINANCIAL STATEMENTS
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	Shares	Value
Financials (continued)
Capital markets (continued)
BlackRock, Inc.	9,699	$3,048,008
Morgan Stanley	122,108	3,160,155
T. Rowe Price Group, Inc.	36,630	2,598,899
The Goldman Sachs Group, Inc.	13,853	2,238,091
Consumer finance 1.6%
American Express Company	22,622	1,210,277
Santander Consumer USA Holdings, Inc. (I)	108,479	1,133,606
Insurance 1.0%
American International Group, Inc.	25,417	1,435,552
Real estate investment trusts 1.5%
American Tower Corp.	23,077	2,177,082
Health care 1.7%		2,516,685
Biotechnology 1.7%
Amgen, Inc.	16,478	2,516,685
Industrials 8.9%		12,787,549
Aerospace and defense 1.7%
TransDigm Group, Inc. (I)	10,576	2,376,744
Electrical equipment 2.4%
Regal Beloit Corp.	35,033	1,969,205
Sensata Technologies Holding NV (I)	41,697	1,530,280
Machinery 0.7%
The Manitowoc Company, Inc.	59,187	931,603
Professional services 1.3%
IHS, Inc., Class A (I)	18,522	1,937,772
Trading companies and distributors 2.8%
United Rentals, Inc. (I)	18,821	901,714
WESCO International, Inc. (I)	77,767	3,140,231
Information technology 18.4%		26,553,983
Communications equipment 1.2%
QUALCOMM, Inc.	38,073	1,726,230
Internet software and services 10.9%
Alibaba Group Holding, Ltd., ADR (I)	28,708	1,924,297
Alphabet, Inc., Class A (I)	5,141	3,914,100
Facebook, Inc., Class A (I)	61,721	6,925,713
LinkedIn Corp., Class A (I)	14,800	2,929,068
Software 1.2%
Workday, Inc., Class A (I)	28,326	1,784,821
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	75,506	7,349,754

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       13

	Shares	Value
Materials 2.0%		$2,929,060
Paper and forest products 2.0%
Louisiana-Pacific Corp. (I)	186,327	2,929,060
	Par value^	Value
Short-term investments 4.7%		$6,791,000
(Cost $6,791,000)
Repurchase agreement 4.7%		6,791,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $6,791,187 on 2-1-16, collateralized by $5,733,500 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $6,927,070, including interest)	6,791,000	6,791,000
Total investments (Cost $152,486,569)† 100.2%		$144,694,479
Other assets and liabilities, net (0.2%)		($309,921)
Total net assets 100.0%		$144,384,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $152,513,328. Net unrealized depreciation aggregated $7,818,849, of which $11,046,499 related to appreciated investment securities and $18,865,348 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $152,486,569)	$144,694,479
Cash	491,972
Foreign currency, at value (Cost $2,158)	1,583
Receivable for fund shares sold	103,060
Dividends and interest receivable	104,506
Other receivables and prepaid expenses	47,222
Total assets	145,442,822
Liabilities
Payable for investments purchased	907,475
Payable for fund shares repurchased	94,915
Payable to affiliates
Accounting and legal services fees	3,575
Transfer agent fees	8,453
Trustees' fees	166
Other liabilities and accrued expenses	43,680
Total liabilities	1,058,264
Net assets	$144,384,558
Net assets consist of
Paid-in capital	$154,499,011
Accumulated distributions in excess of net investment income	(51,342)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,270,093)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,793,018)
Net assets	$144,384,558

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($26,710,865 ÷ 2,029,096 shares)[1]	$13.16
Class C ($2,568,687 ÷ 196,536 shares)[1]	$13.07
Class I ($9,959,230 ÷ 750,579 shares)	$13.27
Class R2 ($87,666 ÷ 6,614 shares)	$13.26
Class R4 ($87,721 ÷ 6,614 shares)	$13.26
Class R6 ($385,241 ÷ 29,028 shares)	$13.27
Class NAV ($104,585,148 ÷ 7,880,705 shares)	$13.27
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.85

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       15

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Dividends	$858,180
Interest	4,102
Total investment income	862,282
Expenses
Investment management fees	529,011
Distribution and service fees	52,752
Accounting and legal services fees	10,476
Transfer agent fees	24,389
Trustees' fees	1,255
State registration fees	40,281
Printing and postage	3,455
Professional fees	26,928
Custodian fees	10,731
Registration and filing fees	44,950
Other	5,143
Total expenses	749,371
Less expense reductions	(6,812)
Net expenses	742,559
Net investment income	119,723
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	858,585
858,585
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(23,879,795)
(23,879,795)
Net realized and unrealized loss	(23,021,210)
Decrease in net assets from operations	($22,901,487)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$119,723	$188,044
Net realized gain	858,585	6,890,112
Change in net unrealized appreciation (depreciation)	(23,879,795)	16,047,717
Increase (decrease) in net assets resulting from operations	(22,901,487)	23,125,873
Distributions to shareholders
From net investment income
Class I	(10,025)	(9,284)
Class R4	(40)	—
Class R6	(493)	—
Class NAV	(160,507)	(267,757)
From net realized gain
Class A	(1,493,512)	(451,524)
Class C	(166,569)	(14,747)
Class I	(656,047)	(194,076)
Class R2	(6,073)	—
Class R4	(5,211)	—
Class R6	(21,668)	—
Class NAV	(5,734,995)	(3,226,759)
Total distributions	(8,255,140)	(4,164,147)
From fund share transactions	17,555,824	(9,608,992)
Total increase (decrease)	(13,600,803)	9,352,734
Net assets
Beginning of period	157,985,361	148,632,627
End of period	$144,384,558	$157,985,361
Accumulated distribution in excess of net investment income	($51,342)	—

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$16.16		$14.33	$12.88	$9.96	$9.73	$10.00
Net investment income (loss)[3]	(0.01)		(0.04)	— [4]	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(2.20)		2.27	2.12	3.16	0.28	(0.26)
Total from investment operations	(2.21)		2.23	2.12	3.22	0.30	(0.27)
Less distributions
From net investment income	—		—	(0.01)	(0.06)	(0.02)	—
From net realized gain	(0.79)		(0.40)	(0.66)	(0.24)	(0.05)	—
Total distributions	(0.79)		(0.40)	(0.67)	(0.30)	(0.07)	—
Net asset value, end of period	$13.16		$16.16	$14.33	$12.88	$9.96	$9.73
Total return (%)[5,6]	(14.22	) [7]	15.77	16.62	32.93	3.15	(2.70	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$23	$14	$9	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[8]	1.30	1.78	2.78	5.62	5.77	[8]
Expenses including reductions	1.28	[8]	1.29	1.30	1.30	1.30	1.30	[8]
Net investment income (loss)	(0.19	) [8]	(0.29)	(0.02)	0.51	0.24	(0.33	) [8]
Portfolio turnover (%)	23		42	44	59	47	8

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class C Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$16.11		$14.37	$14.54
Net investment loss[3]	(0.07)		(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.18)		2.30	(0.15)
Total from investment operations	(2.25)		2.14	(0.17)
Less distributions
From net investment income	—		—	—
From net realized gain	(0.79)		(0.40)	—
Total distributions	(0.79)		(0.40)	—
Net asset value, end of period	$13.07		$16.11	$14.37
Total return (%)[4,5]	(14.52	) [6]	15.09	(1.17	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	[8]	2.69	17.05	[8]
Expenses including reductions	1.98	[8]	2.00	2.00	[8]
Net investment loss	(0.92	) [8]	(1.06)	(1.39	) [8]
Portfolio turnover (%)	23		42	44	[9]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
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Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$16.27		$14.39	$12.93	$9.99	$9.74	$10.00
Net investment income[3]	0.01		0.01	0.05	0.09	0.07	—	[4]
Net realized and unrealized gain (loss) on investments	(2.21)		2.29	2.12	3.19	0.28	(0.26)
Total from investment operations	(2.20)		2.30	2.17	3.28	0.35	(0.26)
Less distributions
From net investment income	(0.01)		(0.02)	(0.05)	(0.10)	(0.05)	—
From net realized gain	(0.79)		(0.40)	(0.66)	(0.24)	(0.05)	—
Total distributions	(0.80)		(0.42)	(0.71)	(0.34)	(0.10)	—
Net asset value, end of period	$13.27		$16.27	$14.39	$12.93	$9.99	$9.74
Total return (%)[5]	(14.06	) [6]	16.20	17.01	34.48	3.63	(2.60	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$11	$6	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	[7]	1.05	1.76	3.18	7.00	5.45	[7]
Expenses including reductions	0.95	[7]	0.94	0.94	0.91	0.84	0.84	[7]
Net investment income	0.13	[7]	0.07	0.37	0.80	0.75	0.14	[7]
Portfolio turnover (%)	23		42	44	59	47	8

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       20

Class R2 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$16.26		$15.12
Net investment income (loss)[3]	—		(0.01)
Net realized and unrealized gain (loss) on investments	(2.21)		1.15
Total from investment operations	(2.21)		1.14
Less distributions
From net realized gain	(0.79)		—
Total distributions	(0.79)		—
Net asset value, end of period	$13.26		$16.26
Total return (%)[4]	(14.20	) [5]	7.54	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[7]	1.10	[7]
Expenses including reductions	1.12	[7]	1.10	[7]
Net investment loss	(0.01	) [7]	(0.19	) [7]
Portfolio turnover (%)	23		42	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       21

Class R4 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$16.27		$15.12
Net investment income[3]	0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(2.22)		1.16
Total from investment operations	(2.21)		1.15
Less distributions
From net investment income	(0.01)		—
From net realized gain	(0.79)		—
Total distributions	(0.80)		—
Net asset value, end of period	$13.26		$16.27
Total return (%)[4]	(14.15	) [5]	7.61	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[7]	1.10	[7]
Expenses including reductions	1.01	[7]	1.00	[7]
Net investment income (loss)	0.10	[7]	(0.09	) [7]
Portfolio turnover (%)	23		42	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       22

Class R6 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$16.28		$15.12
Net investment income[3]	0.01		—	[4]
Net realized and unrealized gain (loss) on investments	(2.21)		1.16
Total from investment operations	(2.20)		1.16
Less distributions
From net investment income	(0.02)		—
From net realized gain	(0.79)		—
Total distributions	(0.81)		—
Net asset value, end of period	$13.27		$16.28
Total return (%)[5]	(14.08	) [6]	7.67	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[8]	0.85	[8]
Expenses including reductions	0.85	[8]	0.83	[8]
Net investment income	0.18	[8]	0.01	[8]
Portfolio turnover (%)	23		42	[9]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       23

Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$16.28		$14.39	$14.54
Net investment income[3]	0.02		0.03	—	[4]
Net realized and unrealized gain (loss) on investments	(2.22)		2.29	(0.15)
Total from investment operations	(2.20)		2.32	(0.15)
Less distributions
From net investment income	(0.02)		(0.03)	—
From net realized gain	(0.79)		(0.40)	—
Total distributions	(0.81)		(0.43)	—
Net asset value, end of period	$13.27		$16.28	$14.39
Total return (%)[5]	(14.06	) [6]	16.38	(1.03	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$105		$122	$128
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[7]	0.84	0.87	[7]
Expenses including reductions	0.85	[7]	0.83	0.87	[7]
Net investment income (loss)	0.26	[7]	0.20	(0.26	) [7]
Portfolio turnover (%)	23		42	44	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class NAV shares is 6-26-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$40,270,564	$36,442,144	$3,828,420	—
Consumer staples	9,688,409	6,372,543	3,315,866	—
Energy	4,684,858	4,684,858	—	—
Financials	38,472,371	38,472,371	—	—
Health care	2,516,685	2,516,685	—	—
Industrials	12,787,549	12,787,549	—	—
Information technology	26,553,983	26,553,983	—	—
Materials	2,929,060	2,929,060	—	—
Short-term investments	6,791,000	—	6,791,000	—
Total investments in securities	$144,694,479	$130,759,193	$13,935,286	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       26

custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $295. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships and characterization of distributions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund's aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agreed to reduce its management fee or, if necessary, make payments to the fund in an amount equal to the amount by which expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all of the expenses of the fund, excluding (a) advisory fees; (b) taxes; (c) brokerage commissions; (d) interest expense; (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) class specific expenses; (g) underlying fund expenses (acquired fund fees); and (h) short dividend expense. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Prior to December 1, 2015, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.30%, 2.00% and 0.94% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended January 31, 2016;

Class	Expense reductions	Class	Expense reductions
Class A	$984	Class R4	$4
Class C	96	Class R6	46
Class I	1,339	Class NAV	4,288
Class R2	4	Total	$6,761

The investment management fees, including the impact of the waivers and reimbursement described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       28

the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	-
Class C	1.00%	-
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $51 for Class R4 shares for the six months ended January 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $116,104 for the six months ended January 31, 2016. Of this amount, $18,879 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $94,676 was paid as sales commissions to broker-dealers and $2,549 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, CDSCs received by the distributor amounted to $0 and $897 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$39,645	$16,241
Class C	12,850	1,576

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       29

Class	Distribution and service fees	Transfer agent fees
Class I	—	6,524
Class R2	130	8
Class R4	127	8
Class R6	—	32
Total	$52,752	$24,389

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	735,232	$11,216,478	884,735	$13,579,734
Distributions reinvested	100,945	1,491,961	25,236	376,013
Repurchased	(242,065)	(3,538,671)	(478,493)	(7,319,133)
Net increase	594,112	$9,169,768	431,478	$6,636,614
Class C shares
Sold	122,070	$1,885,576	121,241	$1,858,832
Distributions reinvested	11,347	166,569	716	10,683
Repurchased	(50,739)	(678,205)	(16,486)	(251,768)
Net increase	82,678	$1,373,940	105,471	$1,617,747
Class I shares
Sold	453,936	$7,106,166	785,393	$11,927,565
Distributions reinvested	44,733	666,073	13,585	203,360
Repurchased	(393,357)	(5,920,588)	(551,723)	(8,283,059)
Net increase	105,312	$1,851,651	247,255	$3,847,866
Class R2 shares[1]
Sold	1,094	$16,802	6,822	$103,250
Distributions reinvested	58	862	—	—
Repurchased	(1,152)	(17,058)	(208)	(3,296)
Net increase (decrease)	—	$606	6,614	$99,954
Class R4 shares[1]
Sold	—	—	6,614	$100,000
Net increase	—	—	6,614	$100,000
Class R6 shares[1]
Sold	17,669	$274,100	10,228	$157,480
Distributions reinvested	1,131	16,832	—	—
Net increase	18,800	$290,932	10,228	$157,480

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       30

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	358,029	$5,016,874	315,770	$4,684,625
Distributions reinvested	395,936	5,895,497	233,435	3,494,516
Repurchased	(372,589)	(6,043,444)	(1,975,230)	(30,247,794)
Net increase (decrease)	381,376	$4,868,927	(1,426,025)	($22,068,653)
Total net increase (decrease)	1,182,278	$17,555,824	(618,365)	($9,608,992)

1 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

Affiliates of the fund owned 100%, 100%, 23% and 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV, respectively, on January 31, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $47,961,165 and $34,247,102 respectively, for the six months ended January 31, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 72.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHVIT Lifestyle Moderate MVP	47.8%
JHVIT Lifestyle Conservative MVP	24.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274534	376SA 1/16 3/16

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
20	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gave up ground

U.S. stocks were pressured by sliding energy prices, concern over slowing economic growth in China, a strong U.S. dollar, and uncertainty around U.S. interest rates.

Materials, energy, financials, and healthcare were the weakest performers

Within the broad-based S&P 500 Index, materials and energy stocks posted the biggest declines, followed closely by financials and healthcare.

Security selection detracted from relative performance

Stock picks in the financials sector accounted for a significant portion of the fund's underperformance versus its benchmark, the S&P 500 Index.

SECTOR COMPOSITION AS OF 1/31/16 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market backdrop for the six months ended January 31, 2016?

It was volatile. The market sank early in the period amid worries over China's slowing economic growth, declining commodity prices, and uncertainty around U.S. interest rates. Stocks, however, rebounded in October as fears around China eased and the U.S. Federal Reserve (Fed) postponed an interest-rate hike. But volatility mounted heading into year end, with China's issues moving to the forefront again, commodity prices sliding further, and the junk bond market moving sharply lower. These concerns overshadowed a brief stock market rally following the Fed's mid-December decision to hike interest rates for the first time since 2006. The market retreated even further in January, as oil prices collapsed to their lowest level in over a decade, global economic growth slowed, and the U.S. economic recovery was uneven.

Which sectors were hardest hit?

Within the fund's benchmark, the S&P 500 Index, materials and energy stocks fell the most due to their exposure to weak commodity prices. The financials sector also turned in a sizable loss, hurt in part by the prospect of lower-for-longer interest rates, weak energy prices, and declines in the junk bond and equity markets. In addition, healthcare stocks took a beating, as politicians began discussing the possibility of capping drug prices. Only the more defensive telecommunication services, utilities, and consumer staples sectors posted gains.

What was your approach to investing in this environment?

Regardless of market conditions, we try to steer a steady course that focuses on financially sound large-cap companies with competitive advantages and the ability to generate substantial cash flow over sustained periods. We look for opportunities to buy these types of higher-quality stocks when they're selling at a discount to our estimate of intrinsic value, which often occurs when fundamentals—such as sales growth and profit margins—are temporarily depressed or investor sentiment is weak.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

"Regardless of market conditions, we try to steer a steady course that focuses on financially sound large-cap companies with competitive advantages and the ability to generate substantial cash flow over sustained periods."

What caused the fund to lag its benchmark this period?

Security selection was the biggest detractor, particularly in the financials sector. Among the biggest disappointments was Citigroup, Inc., a diversified bank with significant international exposure. Its stock slid as investors worried about the impact that slowing global growth and declining oil prices would have on its business. In fact, the company's exposure was limited, with its latest quarterly report showing mid-single-digit loan growth and improved credit metrics. Citigroup was one of the fund's largest holdings and a sizable overweight at period end because we thought the reality was a lot better than current investor sentiment was suggesting.

Bank of America Corp., another top position, also saw its stock unduly pressured by slowing global economic growth. In addition, continued low interest rates hampered the company's net interest margins, the difference between what it earns on loans and what it pays out on deposits. We thought the stock looked undervalued and believed the bank's recent cost-cutting initiatives could aid future earnings growth. An overweight in diversified financial company Morgan Stanley fell due to continued low interest rates and a slump in bond and commodity trading activity. Bank of America and Morgan Stanley both reported strong fourth-quarter earnings in January, but investors continued to punish the stocks.

TOP 10 HOLDINGS AS OF 1/31/16 (%)

Amazon.com, Inc.	4.8
Apple, Inc.	4.8
Facebook, Inc., Class A	4.5
JPMorgan Chase & Co.	4.2
Bank of America Corp.	3.9
Citigroup, Inc.	3.5
Ralph Lauren Corp.	3.2
American International Group, Inc.	2.9
Lennar Corp., Class A	2.8
Alphabet, Inc., Class A	2.6
TOTAL	37.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

"Security selection was the biggest detractor, particularly in the financials sector."

Where were other disappointments?

Several individual detractors came from the consumer discretionary sector. Disappointments included used car retailer CarMax, Inc., home builder Lennar Corp., and premium mattress company Tempur Sealy International, Inc. Concern over the strength of the U.S. consumer triggered investor selling late in the period, hurting all three stocks. In addition, CarMax saw slowing sales growth because it did not have an adequate inventory of sport-utility vehicles and trucks as low gas prices boosted demand. Lennar faced headwinds from being more economically sensitive than some of its peers, while Tempur Sealy's stock was depressed by investors' year-end profit taking. Elsewhere, a small position in natural gas exploration and production company Southwestern Energy Company proved costly, as the combination of declining energy prices and the company's debt burden caused investors to sell the stock.

Where did the fund gain ground?

Having a sizable underweight in healthcare, where many stocks seemed to us to be overvalued, helped, as did security selection in consumer discretionary, where individual standouts included e-commerce leader Amazon.com, Inc., home builder NVR, Inc., and Germany-based sports apparel company Adidas AG. The fund had a huge overweight (on average about 5% of its assets) in Amazon, which saw its shares lifted by increased financial disclosure that revealed fast growth in the company's cloud services division and continued dominance in the online retail space. NVR benefited from the U.S. housing market's continued recovery, especially in the mid-Atlantic region where the company operates. Adidas's shares gained from signs of progress in the company's turnaround, a share buyback, and a new CEO appointment. Adidas and NVR were out-of-index positions.

Additionally, some of the most notable gains were from information technology. An investment in social network service Facebook, Inc. rallied nicely, as advertising on mobile devices drove better-than-expected earnings and revenue growth. Shares of Alphabet, Inc., the recently formed parent of online search engine Google, gained as enhanced financial disclosure revealed results at Google that exceeded investor expectations. News that Alphabet would buy back $5 billion in shares also helped. Facebook and Alphabet were sizable overweights and top holdings and, along with Amazon, some of the best-performing stocks in the index over the past six months.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       6

How was the fund positioned at period end?

As always, we remained focused on higher-quality companies with the potential for sustainable cash flow growth and attractive valuations. We maintained the fund's economically sensitive bias with sizable overweights in financials, where we think many companies stand to benefit from higher interest rates, and consumer discretionary, where we've targeted companies with exposure to the U.S. housing recovery.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-2.83	8.65	-14.03	47.34
Class I2	2.64	10.29	-9.33	58.02
Index†	-0.67	10.48	-6.77	59.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Gross (%)	1.45	1.14
Net (%)	1.30	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	6-1-11	15,802	15,802	15,932

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$904.90	$6.22	1.30%
Class I	1,000.00	906.70	4.51	0.94%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.60	1.30%
Class I	1,000.00	1,020.40	4.77	0.94%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
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Fund's investments

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 94.0%		$52,041,336
(Cost $47,686,740)
Consumer discretionary 20.9%		11,580,195
Household durables 7.4%
Lennar Corp., Class A	37,315	1,572,827
NVR, Inc. (I)	810	1,337,310
Tempur Sealy International, Inc. (I)	20,185	1,217,963
Internet and catalog retail 4.8%
Amazon.com, Inc. (I)	4,523	2,655,001
Specialty retail 4.0%
CarMax, Inc. (I)	23,007	1,016,449
Lowe's Companies, Inc.	16,510	1,183,107
Textiles, apparel and luxury goods 4.7%
adidas AG	7,838	807,100
Ralph Lauren Corp.	15,915	1,790,438
Consumer staples 7.3%		4,021,623
Beverages 2.9%
Diageo PLC, ADR	6,003	646,343
PepsiCo, Inc.	9,481	941,463
Food products 2.7%
Danone SA	13,705	943,937
Mead Johnson Nutrition Company	7,652	554,693
Household products 1.7%
The Procter & Gamble Company	11,448	935,187
Energy 5.7%		3,157,116
Energy equipment and services 2.2%
Schlumberger, Ltd.	16,655	1,203,657
Oil, gas and consumable fuels 3.5%
Apache Corp.	8,892	378,266
Chevron Corp.	4,294	371,302
Exxon Mobil Corp.	5,485	427,007
Occidental Petroleum Corp.	11,287	776,884
Financials 22.7%		12,578,041
Banks 12.6%
Bank of America Corp.	153,512	2,170,657
Citigroup, Inc.	45,531	1,938,710
JPMorgan Chase & Co.	38,775	2,307,113
Wells Fargo & Company	10,693	537,109

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       12

	Shares	Value
Financials (continued)
Capital markets 5.6%
BlackRock, Inc.	1,835	$576,667
Morgan Stanley	27,053	700,132
T. Rowe Price Group, Inc.	7,001	496,721
The Goldman Sachs Group, Inc.	8,367	1,351,773
Consumer finance 0.9%
American Express Company	9,876	528,366
Insurance 3.6%
American International Group, Inc.	28,511	1,610,301
Prudential Financial, Inc.	5,144	360,492
Health care 6.5%		3,576,493
Biotechnology 2.0%
Amgen, Inc.	7,034	1,074,303
Health care equipment and supplies 1.6%
Medtronic PLC	11,757	892,591
Pharmaceuticals 2.9%
Merck & Company, Inc.	16,934	858,046
Novartis AG, ADR	9,639	751,553
Industrials 8.9%		4,949,330
Aerospace and defense 1.4%
United Technologies Corp.	9,009	789,999
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	7,112	662,838
Industrial conglomerates 3.2%
Danaher Corp.	9,182	795,620
General Electric Company	33,411	972,260
Machinery 0.8%
Caterpillar, Inc.	7,473	465,120
Professional services 1.6%
IHS, Inc., Class A (I)	8,331	871,589
Trading companies and distributors 0.7%
United Rentals, Inc. (I)	8,180	391,904
Information technology 22.0%		12,178,538
Communications equipment 2.9%
Cisco Systems, Inc.	39,969	950,863
QUALCOMM, Inc.	15,118	685,450
Internet software and services 12.5%
Alibaba Group Holding, Ltd., ADR (I)	10,858	727,812
Alphabet, Inc., Class A (I)	1,906	1,451,133
Alphabet, Inc., Class C (I)	1,763	1,309,821

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       13

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Facebook, Inc., Class A (I)	22,273	$2,499,253
LinkedIn Corp., Class A (I)	4,613	912,959
IT services 1.0%
Visa, Inc., Class A	7,473	556,664
Software 0.8%
Oracle Corp.	11,886	431,581
Technology hardware, storage and peripherals 4.8%
Apple, Inc.	27,255	2,653,002
	Par value^	Value
Short-term investments 5.6%		$3,113,000
(Cost $3,113,000)
Repurchase agreement 5.6%		3,113,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $3,113,086 on 2-1-16, collateralized by $2,628,300 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $3,175,446, including interest)	3,113,000	3,113,000
Total investments (Cost $50,799,740)† 99.6%		$55,154,336
Other assets and liabilities, net 0.4%		$234,709
Total net assets 100.0%		$55,389,045

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $50,972,701. Net unrealized appreciation aggregated $4,181,635, of which $7,298,497 related to appreciated investment securities and $3,116,862 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $50,799,740)	$55,154,336
Cash	225,840
Receivable for fund shares sold	9,097
Dividends and interest receivable	49,782
Receivable due from advisor	6,084
Other receivables and prepaid expenses	912
Total assets	55,446,051
Liabilities
Payable for fund shares repurchased	17,135
Payable to affiliates
Accounting and legal services fees	1,404
Transfer agent fees	10,332
Other liabilities and accrued expenses	28,135
Total liabilities	57,006
Net assets	$55,389,045
Net assets consist of
Paid-in capital	$51,756,848
Accumulated distributions in excess of net investment income	(113,009)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(609,337)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,354,543
Net assets	$55,389,045

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($7,881,796 ÷ 568,149 shares)[1]	$13.87
Class I ($47,507,249 ÷ 3,414,621 shares)	$13.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.60

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       15

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Dividends	$415,686
Interest	1,073
Total investment income	416,759
Expenses
Investment management fees	210,183
Distribution and service fees	12,736
Accounting and legal services fees	4,019
Transfer agent fees	32,354
Trustees' fees	742
State registration fees	35,027
Printing and postage	22,514
Professional fees	116,687
Custodian fees	4,475
Registration and filing fees	9,405
Other	4,684
Total expenses	452,826
Less expense reductions	(165,006)
Net expenses	287,820
Net investment income	128,939
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(174,480)
(174,480)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(5,370,185)
(5,370,185)
Net realized and unrealized loss	(5,544,665)
Decrease in net assets from operations	($5,415,726)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$128,939	$220,333
Net realized gain (loss)	(174,480)	2,418,574
Change in net unrealized appreciation (depreciation)	(5,370,185)	4,210,126
Increase (decrease) in net assets resulting from operations	(5,415,726)	6,849,033
Distributions to shareholders
From net investment income
Class A	(26,390)	(6,695)
Class I	(319,620)	(178,315)
From net realized gain
Class A	(384,220)	(192,002)
Class I	(2,108,816)	(939,045)
Total distributions	(2,839,046)	(1,316,057)
From fund share transactions	4,301,399	13,080,923
Total increase (decrease)	(3,953,373)	18,613,899
Net assets
Beginning of period	59,342,418	40,728,519
End of period	$55,389,045	$59,342,418
Undistributed (accumulated distributions in excess of) net investment income	($113,009)	$104,062

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       17

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$16.05		$14.43	$12.95	$10.35	$9.73	$10.00
Net investment income[3]	0.01		0.02	0.03	0.06	0.04	—	[4]
Net realized and unrealized gain (loss) on investments	(1.47)		1.95	1.80	2.67	0.64	(0.27)
Total from investment operations	(1.46)		1.97	1.83	2.73	0.68	(0.27)
Less distributions
From net investment income	(0.05)		(0.01)	(0.04)	(0.02)	(0.03)	—
From net realized gain	(0.67)		(0.34)	(0.31)	(0.11)	(0.03)	—
Total distributions	(0.72)		(0.35)	(0.35)	(0.13)	(0.06)	—
Net asset value, end of period	$13.87		$16.05	$14.43	$12.95	$10.35	$9.73
Total return (%)[5,6]	(9.51	) [7]	13.81	14.23	26.53	7.09	(2.70	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$8	$7	$5	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[8]	1.50	1.73	2.45	6.29	5.95	[8]
Expenses including reductions	1.30	[8]	1.30	1.30	1.30	1.30	1.30	[8]
Net investment income (loss)	0.13	[8]	0.14	0.22	0.56	0.46	(0.12	) [8]
Portfolio turnover (%)	9		27	23	31	40	4

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       18

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$16.12		$14.49	$13.00	$10.38	$9.74	$10.00
Net investment income[3]	0.04		0.07	0.08	0.11	0.09	0.01
Net realized and unrealized gain (loss) on investments	(1.48)		1.96	1.80	2.67	0.64	(0.27)
Total from investment operations	(1.44)		2.03	1.88	2.78	0.73	(0.26)
Less distributions
From net investment income	(0.10)		(0.06)	(0.08)	(0.05)	(0.06)	—
From net realized gain	(0.67)		(0.34)	(0.31)	(0.11)	(0.03)	—
Total distributions	(0.77)		(0.40)	(0.39)	(0.16)	(0.09)	—
Net asset value, end of period	$13.91		$16.12	$14.49	$13.00	$10.38	$9.74
Total return (%)[4]	(9.33	) [5]	14.21	14.62	27.07	7.58	(2.60	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48		$51	$34	$18	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	[6]	1.13	1.22	1.80	7.53	5.61	[6]
Expenses including reductions	0.94	[6]	0.94	0.94	0.92	0.84	0.84	[6]
Net investment income	0.50	[6]	0.48	0.58	0.89	0.93	0.36	[6]
Portfolio turnover (%)	9		27	23	31	40	4

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective after the close of business on October 23, 2015, the fund was closed to new investors.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       20

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$11,580,195	$10,773,095	$807,100	—
Consumer staples	4,021,623	3,077,686	943,937	—
Energy	3,157,116	3,157,116	—	—
Financials	12,578,041	12,578,041	—	—
Health care	3,576,493	3,576,493	—	—
Industrials	4,949,330	4,949,330	—	—
Information technology	12,178,538	12,178,538	—	—
Short-term investments	3,113,000	—	3,113,000	—
Total investments in securities	$55,154,336	$50,290,299	$4,864,037	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       21

for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $743. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       22

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.725% of the first $500 million of the fund's average daily net assets; b) 0.700% of the next $500 million of the fund's average daily net assets; c) 0.675% of the next $500 million of the fund's average daily net assets; and d) 0.650% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.30% and 0.94% for Class A and Class I shares respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses, and short dividend expense. The current expense limitation agreement expires on November 30, 2016 for Class A and Class I shares, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

The expense reductions described above amounted to $22,364 and $142,642 for Class A and Class I shares, respectively, for the six months ended January 31, 2016.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.16% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,543 for the six months ended January 31, 2016. Of this amount, $1,446 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,097 was paid as sales commissions to broker-dealers.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       23

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$12,736	$5,222
Class I	—	27,132
Total	$12,736	$32,354

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	136,901	$2,120,571	278,791	$4,222,703
Distributions reinvested	27,067	410,610	8,847	132,614
Repurchased	(97,207)	(1,459,591)	(277,473)	(4,213,719)
Net increase	66,761	$1,071,590	10,165	$141,598
Class I shares
Sold	546,203	$8,085,976	1,314,366	$19,848,958
Distributions reinvested	159,722	2,427,778	74,368	1,117,014
Repurchased	(472,651)	(7,283,945)	(529,806)	(8,026,647)
Net increase	233,274	$3,229,809	858,928	$12,939,325
Total net increase	300,035	$4,301,399	869,093	$13,080,923

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $6,708,872 and $5,118,203, respectively, for the six months ended January 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       24

Note 7 — Subsequent events

On February 5, 2016, the fund merged into John Hancock Large Cap Equity Fund (the Acquiring Fund). Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund.

Effective March 1, 2016, John Hancock Large Cap Equity Fund's name changed to John Hancock Fundamental Large Cap Core Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       25

Special shareholder meeting

The fund held a Special Meeting of Shareholders on January 19, 2016. The following proposal was considered by the shareholders:

Proposal: To approve an Agreement and Plan of Reorganization between Fundamental Large Cap Core Fund and John Hancock Large Cap Equity Fund (the "Acquiring Fund"}}}}. Under this agreement, Fundamental Large Cap Core Fund would transfer all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying proxy statement and prospectus, proportionately to you and the other shareholders of the Fundamental Large Cap Core Fund. The Acquiring Fund would also assume substantially all of Fundamental Large Cap Core Fund's liabilities.

FOR	AGAINST	ABSTAIN
1,696,727.6361	37,845.0163	221,250.1616

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       26

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274535	372SA 1/16 3/16

John Hancock

Fundamental Large Cap Value Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gave up ground

U.S. stocks were pressured by sliding energy prices, concern over slowing economic growth in China, uncertainty around U.S. interest rates, and a strong U.S. dollar.

Materials, consumer discretionary, energy, and financials posted notable losses

Within the fund's benchmark Russell 1000 Value Index, materials, consumer discretionary, energy, and financials were sizable laggards, while the more defensive utilities and telecommunication services sectors were the only gainers.

Security selection detracted the most from relative performance

Stock picks and sector allocations hampered the fund's performance versus its benchmark, with the biggest losses coming from security selection in the financials sector.

SECTOR COMPOSITION AS OF 1/31/16 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Large company stocks could fall out of favor. Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause a fund to, at times, underperform equity funds that use other investment strategies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market backdrop for the six months ended January 31, 2016?

It was volatile. The market sank early in the period amid worries over China's slowing economic growth, declining commodity prices, and uncertainty around U.S. interest rates. Stocks, however, rebounded in October as fears around China eased and the U.S. Federal Reserve (Fed) postponed an interest-rate hike. But volatility mounted heading into year end, with China's issues moving to the forefront again, commodity prices sliding further, and the junk bond market moving sharply lower. These concerns overshadowed a brief stock market rally following the Fed's mid-December decision to hike interest rates for the first time since 2006. The market retreated even further in January, as oil prices collapsed to their lowest level in over a decade, global economic growth slowed, and the pace of the U.S. economic recovery was uneven.

How did large-cap stocks fare in this environment?

As volatility increased and investors became more risk averse, large-cap stocks held up better than small- and mid-cap stocks. However, within the large-cap segment, value trailed growth. Most sectors in the fund's benchmark, the Russell 1000 Value Index, declined, most notably materials, consumer discretionary, energy, and financials. Materials and energy stocks fell due to weak commodity prices. Consumer discretionary stocks took a hit from late-period concern about the strength of the U.S. consumer. The financials sector, which represents nearly one-third of the index, was knocked down by continued low interest rates, declining oil prices, and sluggish economic growth here and abroad. Only the more defensive utilities and telecommunication services sectors posted gains.

What was your approach to investing in this environment?

Regardless of market conditions, we try to invest the fund in financially sound large-cap companies with competitive advantages and the ability to generate substantial cash flow over sustained periods. We look to buy these types of stocks when they're priced at a discount to our estimate of intrinsic value; essentially, when they appear to us to be on sale. Often we find attractive buying

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       4

"Security selection in the financials sector was the biggest detractor by far, as the fund had overweights in a number of positions that declined even more than the average return for the sector."
opportunities when fundamentals, such as sales growth and profit margins, are temporarily depressed or investor sentiment is weak.

What caused the fund to lag the index this period?

Security selection in the financials sector was the biggest detractor by far, as the fund had overweights in a number of positions that declined even more than the average return for the sector. Disappointments included auto finance company Santander Consumer USA Holdings, Inc., which targets credit-impaired buyers. Its stock slid amid concern over slowing auto sales and weakening economic conditions. Worries that the credit cycle had bottomed and delinquencies and defaults would increase also caused investors to move away from the stock. Another detractor was CIT Group, Inc., a financial holding company that offers loans and leases to small and midsize businesses. Its profitability was hindered by continued low interest rates.

One of the fund's largest holdings was Citigroup, Inc., a diversified financial company with significant international exposure. Its stock slid as investors, in our opinion, overreacted to the impact that slowing global growth and declining oil prices would have on Citi's business. We kept a sizable overweight because we thought the reality was a lot better than current investor sentiment was suggesting. In fact, the company's latest quarterly report showed mid-single-digit loan growth and improved credit metrics. Shares of investment bank Morgan Stanley were pressured by continued low interest rates and a slump in bond and commodity trading volumes. In addition, an

TOP 10 HOLDINGS AS OF 1/31/16 (%)

JPMorgan Chase & Co.	5.0
American International Group, Inc.	4.7
Citigroup, Inc.	4.5
Bank of America Corp.	4.4
General Electric Company	3.9
adidas AG	3.5
The Goldman Sachs Group, Inc.	3.4
Apple, Inc.	3.3
Lennar Corp., Class A	3.3
Lowe's Companies, Inc.	2.9
TOTAL	38.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       5

out-of-index investment in asset manager AllianceBernstein Holding LP fell due to worries that a recent rout in the junk bond market would depress assets under management and related revenues.

Having no exposure to the better-performing utilities sector, where we typically find few opportunities that meet our investment criteria, detracted, as did stock picks in information technology. However, other sizable individual disappointments came from consumer discretionary, the fund's second-largest sector allocation and a significant overweight. Here, home builder Lennar Corp. and premium mattress company Tempur Sealy International, Inc. saw their stocks pressured by concern over the strength of the U.S. consumer. Lennar faced added headwinds because it tends to be more economically sensitive than some of its peers, while Tempur Sealy was hurt by investors' year-end profit taking.

Were there any bright spots for the period?

Security selection in consumer discretionary, consumer staples and materials helped relative performance. In consumer discretionary, winners included Germany-based sports apparel company adidas AG, which posted a sizable gain, thanks to restructuring efforts that led to better-than-expected sales, a stock buyback, and the appointment of a new CEO. Shares of mid-Atlantic-based home builder NVR, Inc. were lifted by strong new home orders, while an investment in home improvement company Lowe's Companies, Inc. climbed as consumers continued to spend on renovating and repairing their homes.

In consumer staples, U.K.-based global brewer SABMiller PLC was a standout, buoyed by a premium buyout offer in October from Belgium-based rival Anheuser-Busch InBev SA. We locked in profits and sold SAB before period end. In materials, top contributors included Louisiana-Pacific Corp., a company that makes an engineered wood particleboard called oriented strand board. All of the top contributors we've mentioned were out-of-index positions.

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	85.6
Germany	3.4
United Kingdom	2.6
Switzerland	2.3
Ireland	2.2
Netherlands	1.4
South Korea	1.3
France	1.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       6

In light of recent market volatility, have you changed the fund's positioning?

Not really. We always keep the fund focused on attractively valued, higher-quality companies with the potential for sustainable cash flow growth. At period end, the portfolio still had an economically sensitive bias with a notable overweight in consumer discretionary, where we continued to target companies with exposure to the U.S. housing recovery. The fund also ended the period with a sizable stake in financials, where we think valuations look very attractive, especially given recent cost-cutting efforts and improved capital positions at many companies. Notable underweights included energy, a sector that continues to battle weak commodity prices, and healthcare, where many stocks look expensive to us. The fund continued to have no exposure to utilities and telecommunication services, sectors that typically don't meet our investment criteria because they tend to be capital intensive with low profit margins.

Are there any management changes upcoming?

Effective April 1, 2016, Walter T. McCormick will be retiring. The fund will continue to be managed by Nicholas Renart and me. We wish Walter well.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Walter T. McCormick, CFA On the fund since 2011 Investing since 1970
Nicholas P. Renart On the fund since 2015 Investing since 2005

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception		6-month	Since inception
Class A	-9.69	7.94	[1]	-17.00	42.92	[1]
Class C	-6.61	-5.39	[2]	-13.77	-8.48	[2]
Class I3	-4.67	9.54	[1]	-12.48	53.09	[1]
Class R2[3,4]	-4.72	9.29	[1]	-12.56	51.45	[1]
Class R4[3,4]	-4.62	9.32	[1]	-12.47	51.60	[1]
Class R6[3,4]	-4.47	9.78	[1]	-12.46	54.63	[1]
Class NAV[3]	-4.58	15.49	[5]	-12.46	89.66	[5]
Index†	-5.00	9.01	[1]	-8.63	49.60	[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R4*	Class R6*	Class NAV
Gross (%)	1.08	1.79	0.77	1.19	1.04	0.69	0.67
Net (%)	1.08	1.79	0.77	1.19	0.94	0.67	0.67

*Expenses have been estimated for the first year of operations of Class R2, Class R4 and Class R6.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C6	6-27-14	9,152	9,152	9,568
Class I3	6-1-11	15,309	15,309	14,960
Class R2[3,4]	6-1-11	15,145	15,145	14,960
Class R4[3,4]	6-1-11	15,160	15,160	14,960
Class R6[3,4]	6-1-11	15,463	15,463	14,960
Class NAV[3]	8-23-11	18,966	18,966	18,258

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	From 6-27-14.
3	For certain types of investors as described in the fund's prospectuses.
4	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are that of Class A shares that have been recalculated to apply gross fees and expenses of Class R2, Class R4, and Class R6 shares, as applicable.
5	From 8-23-11.
6	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$873.70	$5.13	1.09%
Class C	1,000.00	870.70	8.42	1.79%
Class I	1,000.00	875.20	3.68	0.78%
Class R2	1,000.00	874.40	4.43	0.94%
Class R4	1,000.00	875.30	3.96	0.84%
Class R6	1,000.00	875.40	3.16	0.67%
Class NAV	1,000.00	875.40	3.16	0.67%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.70	$5.53	1.09%
Class C	1,000.00	1,016.10	9.07	1.79%
Class I	1,000.00	1,021.20	3.96	0.78%
Class R2	1,000.00	1,020.40	4.77	0.94%
Class R4	1,000.00	1,020.90	4.27	0.84%
Class R6	1,000.00	1,021.80	3.41	0.67%
Class NAV	1,000.00	1,021.80	3.41	0.67%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       11

Fund's investments

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,095,953,189
(Cost $960,964,676)
Consumer discretionary 17.7%		199,532,989
Diversified consumer services 0.8%
DeVry Education Group, Inc.	473,635	9,425,337
Household durables 8.6%
Lennar Corp., Class A	867,820	36,578,613
NVR, Inc. (I)	16,868	27,849,068
Tempur Sealy International, Inc. (I)	528,800	31,907,792
Specialty retail 2.9%
Lowe's Companies, Inc.	460,245	32,981,157
Textiles, apparel and luxury goods 5.4%
adidas AG	376,411	38,760,034
Ralph Lauren Corp.	195,831	22,030,988
Consumer staples 9.8%		110,118,714
Beverages 4.7%
Diageo PLC, ADR	134,018	14,429,718
Heineken Holding NV	199,569	15,272,612
PepsiCo, Inc.	232,943	23,131,240
Food products 1.2%
Danone SA	187,539	12,916,815
Household products 1.4%
The Procter & Gamble Company	193,074	15,772,215
Tobacco 2.5%
Imperial Tobacco Group PLC	266,126	14,409,548
Philip Morris International, Inc.	157,611	14,186,566
Energy 8.0%		89,600,584
Energy equipment and services 0.7%
Weatherford International PLC (I)	1,168,096	7,872,967
Oil, gas and consumable fuels 7.3%
Apache Corp.	295,928	12,588,777
Chevron Corp.	179,327	15,506,406
Exxon Mobil Corp.	170,390	13,264,862
Kinder Morgan, Inc.	787,935	12,961,531
Occidental Petroleum Corp.	398,170	27,406,041
Financials 31.4%		352,958,084
Banks 17.1%
Bank of America Corp.	3,459,303	48,914,544
CIT Group, Inc.	572,214	16,794,481

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	1,196,205	$50,934,409
JPMorgan Chase & Co.	945,578	56,261,890
Wells Fargo & Company	370,518	18,611,119
Capital markets 8.8%
AllianceBernstein Holding LP	1,157,151	21,337,864
Morgan Stanley	964,856	24,970,473
State Street Corp.	256,429	14,290,788
The Goldman Sachs Group, Inc.	239,575	38,705,737
Consumer finance 0.8%
Santander Consumer USA Holdings, Inc. (I)	893,089	9,332,780
Insurance 4.7%
American International Group, Inc.	934,915	52,803,999
Health care 6.8%		76,141,507
Biotechnology 1.4%
Amgen, Inc.	102,019	15,581,362
Health care equipment and supplies 2.2%
Medtronic PLC	330,526	25,093,534
Pharmaceuticals 3.2%
Merck & Company, Inc.	355,383	18,007,257
Novartis AG, ADR	223,924	17,459,354
Industrials 8.9%		100,086,302
Air freight and logistics 1.3%
FedEx Corp.	112,331	14,926,543
Electrical equipment 1.2%
Sensata Technologies Holding NV (I)	354,677	13,016,646
Industrial conglomerates 5.6%
Danaher Corp.	214,586	18,593,877
General Electric Company	1,518,526	44,189,107
Trading companies and distributors 0.8%
United Rentals, Inc. (I)	195,369	9,360,129
Information technology 12.4%		139,014,696
Communications equipment 3.3%
Cisco Systems, Inc.	881,601	20,973,288
QUALCOMM, Inc.	367,073	16,643,090
Internet software and services 1.2%
eBay, Inc. (I)	565,690	13,271,087
Software 3.3%
Microsoft Corp.	474,631	26,147,422
Oracle Corp.	291,741	10,593,116

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	379,780	$36,967,785
Samsung Electronics Company, Ltd.	14,904	14,418,908
Materials 2.5%		28,500,313
Paper and forest products 2.5%
Louisiana-Pacific Corp. (I)	1,812,997	28,500,313
	Par value^	Value
Short-term investments 2.7%		$30,049,000
(Cost $30,049,000)
Repurchase agreement 2.7%		30,049,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $29,279,805 on 2-1-16, collateralized by $29,461,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $29,865,467, including interest)	29,279,000	29,279,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $770,002 on 2-1-16, collateralized by $790,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $788,025, including interest)	770,000	770,000
Total investments (Cost $991,013,676)† 100.2%		$1,126,002,189
Other assets and liabilities, net (0.2%)		($2,697,454)
Total net assets 100.0%		$1,123,304,735

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $989,219,320. Net unrealized appreciation aggregated $136,782,869, of which $217,911,815 related to appreciated investment securities and $81,128,946 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $991,013,676)	$1,126,002,189
Cash	1,351,023
Foreign currency, at value (Cost $61)	59
Receivable for fund shares sold	86,429
Dividends and interest receivable	1,611,068
Other receivables and prepaid expenses	43,238
Total assets	1,129,094,006
Liabilities
Payable for investments purchased	5,633,295
Payable for fund shares repurchased	53,252
Payable to affiliates
Accounting and legal services fees	28,224
Transfer agent fees	4,009
Trustees' fees	2,262
Other liabilities and accrued expenses	68,229
Total liabilities	5,789,271
Net assets	$1,123,304,735
Net assets consist of
Paid-in capital	$989,495,690
Undistributed net investment income	862,029
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,033,716)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	134,980,732
Net assets	$1,123,304,735

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($15,421,355 ÷ 1,338,078 shares)[1]	$11.53
Class C ($1,141,153 ÷ 98,765 shares)[1]	$11.55
Class I ($2,577,738 ÷ 222,858 shares)	$11.57
Class R2 ($169,697 ÷ 14,681 shares)	$11.56
Class R4 ($86,179 ÷ 7,457 shares)	$11.56
Class R6 ($144,313 ÷ 12,493 shares)	$11.55
Class NAV ($1,103,764,300 ÷ 95,527,591 shares)	$11.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.14

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       15

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Dividends	$11,547,042
Interest	12,894
Less foreign taxes withheld	(70,520)
Total investment income	11,489,416
Expenses
Investment management fees	3,837,236
Distribution and service fees	30,320
Accounting and legal services fees	81,187
Transfer agent fees	12,237
Trustees' fees	11,251
State registration fees	39,114
Printing and postage	3,093
Professional fees	32,736
Custodian fees	81,657
Registration and filing fees	48,424
Other	10,835
Total expenses	4,188,090
Less expense reductions	(45,643)
Net expenses	4,142,447
Net investment income	7,346,969
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(3,261,234)
(3,261,234)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(162,828,825)
(162,828,825)
Net realized and unrealized loss	(166,090,059)
Decrease in net assets from operations	($158,743,090)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$7,346,969	$14,955,128
Net realized gain (loss)	(3,261,234)	68,811,513
Change in net unrealized appreciation (depreciation)	(162,828,825)	26,916,056
Increase (decrease) in net assets resulting from operations	(158,743,090)	110,682,697
Distributions to shareholders
From net investment income
Class A	(109,710)	(84,816)
Class I	(30,733)	(45,603)
Class R2	(868)	—
Class R4	(948)	—
Class R6	(1,761)	—
Class NAV	(13,323,131)	(12,196,828)
From net realized gain
Class A	(669,154)	(942,378)
Class C	(52,284)	(36,198)
Class I	(124,953)	(381,695)
Class R2	(4,189)	—
Class R4	(4,087)	—
Class R6	(6,443)	—
Class NAV	(48,753,619)	(71,295,344)
Total distributions	(63,081,880)	(84,982,862)
From fund share transactions	35,166,647	69,360,401
Total increase (decrease)	(186,658,323)	95,060,236
Net assets
Beginning of period	1,309,963,058	1,214,902,822
End of period	$1,123,304,735	$1,309,963,058
Undistributed net investment income	$862,029	$6,982,211

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       17

Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$13.84		$13.62	$13.11	$10.27	$9.46	$10.00
Net investment income[3]	0.05		0.09	0.07	0.11	0.09	—	[4]
Net realized and unrealized gain (loss) on investments	(1.72)		0.94	1.82	3.32	0.78	(0.54)
Total from investment operations	(1.67)		1.03	1.89	3.43	0.87	(0.54)
Less distributions
From net investment income	(0.09)		(0.07)	(0.09)	(0.10)	(0.03)	—
From net realized gain	(0.55)		(0.74)	(1.29)	(0.49)	(0.03)	—
Total distributions	(0.64)		(0.81)	(1.38)	(0.59)	(0.06)	—
Net asset value, end of period	$11.53		$13.84	$13.62	$13.11	$10.27	$9.46
Total return (%)[5,6]	(12.63	) [7]	7.64	15.08	34.46	9.28	(5.40	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$16	$12	$9	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[8]	1.14	1.34	1.53	2.80	5.95	[8]
Expenses including reductions	1.09	[8]	1.13	1.30	1.30	1.30	1.30	[8]
Net investment income	0.78	[8]	0.62	0.54	0.96	0.94	0.26	[8]
Portfolio turnover (%)	6		20	24	38	26	5

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       18

Class C Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$13.83		$13.66	$13.87
Net investment income (loss)[3]	—	[4]	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.73)		0.95	(0.20)
Total from investment operations	(1.73)		0.91	(0.21)
Less distributions
From net realized gain	(0.55)		(0.74)	—
Net asset value, end of period	$11.55		$13.83	$13.66
Total return (%)[5,6]	(12.93	) [7]	6.73	(1.51	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[9]	2.60	17.11	[9]
Expenses including reductions	1.79	[9]	2.00	2.00	[9]
Net investment income (loss)	0.06	[9]	(0.26)	(0.69	) [9]
Portfolio turnover (%)	6		20	24	[10]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 8-1-13 to 7-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       19

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	7-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$13.92		$13.68	$13.17	$10.30	$9.46	$10.00
Net investment income[3]	0.07		0.11	0.13	0.18	0.14	0.01
Net realized and unrealized gain (loss) on investments	(1.74)		0.96	1.81	3.32	0.79	(0.55)
Total from investment operations	(1.67)		1.07	1.94	3.50	0.93	(0.54)
Less distributions
From net investment income	(0.13)		(0.09)	(0.14)	(0.14)	(0.06)	—
From net realized gain	(0.55)		(0.74)	(1.29)	(0.49)	(0.03)	—
Total distributions	(0.68)		(0.83)	(1.43)	(0.63)	(0.09)	—
Net asset value, end of period	$11.57		$13.92	$13.68	$13.17	$10.30	$9.46
Total return (%)[4]	(12.48	) [5]	7.93	15.40	35.11	9.87	(5.40	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$2	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[6]	0.94	1.53	1.09	4.03	5.61	[6]
Expenses including reductions	0.78	[6]	0.93	0.94	0.92	0.84	0.84	[6]
Net investment income	1.10	[6]	0.76	0.96	1.50	1.44	0.74	[6]
Portfolio turnover (%)	6		20	24	38	26	5

1	Six months ended 1-31-16. Unaudited.
2	Period from 6-1-11 (commencement of operations) to 7-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       20

Class R2 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$13.90		$13.41
Net investment income[3]	0.06		0.03
Net realized and unrealized gain (loss) on investments	(1.74)		0.46
Total from investment operations	(1.68)		0.49
Less distributions
From net investment income	(0.11)		—
From net realized gain	(0.55)		—
Total distributions	(0.66)		—
Net asset value, end of period	$11.56		$13.90
Total return (%)[4]	(12.56	) [5]	3.65	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[7]	0.93	[7]
Expenses including reductions	0.94	[7]	0.92	[7]
Net investment income	0.95	[7]	0.67	[7]
Portfolio turnover (%)	6		20	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       21

Class R4 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$13.90		$13.41
Net investment income[3]	0.07		0.04
Net realized and unrealized gain (loss) on investments	(1.73)		0.45
Total from investment operations	(1.66)		0.49
Less distributions
From net investment income	(0.13)		—
From net realized gain	(0.55)		—
Total distributions	(0.68)		—
Net asset value, end of period	$11.56		$13.90
Total return (%)[4]	(12.47	) [5]	3.65	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[7]	0.93	[7]
Expenses including reductions	0.84	[7]	0.82	[7]
Net investment income	1.05	[7]	0.77	[7]
Portfolio turnover (%)	6		20	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       22

Class R6 Shares Period ended	1-31-16	[1]	7-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$13.91		$13.41
Net investment income[3]	0.08		0.05
Net realized and unrealized gain (loss) on investments	(1.74)		0.45
Total from investment operations	(1.66)		0.50
Less distributions
From net investment income	(0.15)		—
From net realized gain	(0.55)		—
Total distributions	(0.70)		—
Net asset value, end of period	$11.55		$13.91
Total return (%)[4]	(12.46	) [5]	3.73	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[7]	0.68	[7]
Expenses including reductions	0.67	[7]	0.66	[7]
Net investment income	1.20	[7]	0.94	[7]
Portfolio turnover (%)	6		20	[8]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 8-1-14 to 7-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       23

Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.91		$13.67	$13.16	$10.30	$8.13
Net investment income[3]	0.08		0.15	0.15	0.20	0.13
Net realized and unrealized gain (loss) on investments	(1.74)		0.96	1.82	3.31	2.13
Total from investment operations	(1.66)		1.11	1.97	3.51	2.26
Less distributions
From net investment income	(0.15)		(0.13)	(0.17)	(0.16)	(0.06)
From net realized gain	(0.55)		(0.74)	(1.29)	(0.49)	(0.03)
Total distributions	(0.70)		(0.87)	(1.46)	(0.65)	(0.09)
Net asset value, end of period	$11.55		$13.91	$13.67	$13.16	$10.30
Total return (%)[4]	(12.46	) [5]	8.23	15.69	35.33	27.86	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,104		$1,289	$1,201	$924	$789
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[6]	0.67	0.68	0.70	0.75	[6]
Expenses including reductions	0.67	[6]	0.66	0.67	0.69	0.75	[6]
Net investment income	1.21	[6]	1.10	1.16	1.69	1.40	[6]
Portfolio turnover (%)	6		20	24	38	26	[7]

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class NAV shares is 8-23-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 8-1-11 to 7-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund.

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       25

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$199,532,989	$160,772,955	$38,760,034	—
Consumer staples	110,118,714	67,519,739	42,598,975	—
Energy	89,600,584	89,600,584	—	—
Financials	352,958,084	352,958,084	—	—
Health care	76,141,507	76,141,507	—	—
Industrials	100,086,302	100,086,302	—	—
Information technology	139,014,696	124,595,788	14,418,908	—
Materials	28,500,313	28,500,313	—	—
Short-term investments	30,049,000	—	30,049,000	—
Total investments in securities	$1,126,002,189	$1,000,175,272	$125,826,917	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs),

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       26

accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $653. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, partnerships and wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       27

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.70% of the first $500 million of the fund's aggregate daily net assets together with the net assets of Fundamental Value Trust and Fundamental Large Cap Value Trust, both series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); (b) 0.65% of the next $500 million of the combined aggregate average daily net assets; and (c) 0.60% of the combined aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective December 1, 2015, the Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees and service fees, underlying fund expenses and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Prior to December 1, 2015, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 1.30%,2.00% and 0.94% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares. This waiver expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended January 31, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$599	Class R4	$4
Class C	44	Class R6	18

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Class	Expense reduction	Class	Expense reduction
Class I	108	Class NAV	44,817
Class R2	4	Total	$45,594

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.62%of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $49 for Class R4 shares for the six months ended January 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,153 for the six months ended January 31, 2016. Of this amount, $5,217 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,849 was paid as sales commissions to broker-dealers and $87 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       29

connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$24,121	$9,893
Class C	5,952	732
Class I	—	1,584
Class R2	124	8
Class R4	123	8
Class R6	—	12
Total	$30,320	$12,237

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	279,184	$3,610,556	816,272	$11,285,885
Distributions reinvested	60,618	778,341	64,207	873,211
Repurchased	(168,840)	(2,203,728)	(573,720)	(7,788,795)
Net increase	170,962	$2,185,169	306,759	$4,370,301
Class C shares
Sold	30,739	$408,174	77,399	$1,064,817
Distributions reinvested	4,059	52,284	2,259	30,861
Repurchased	(9,496)	(118,212)	(19,511)	(266,837)
Net increase	25,302	$342,246	60,147	$828,841
Class I shares
Sold	35,393	$457,220	447,953	$6,299,124
Distributions reinvested	12,087	155,687	31,281	427,298
Repurchased	(42,042)	(529,201)	(435,918)	(5,796,325)
Net increase	5,438	$83,706	43,316	$930,097
Class R2 shares[1]
Sold	7,214	$83,780	7,457	$100,000
Distributions reinvested	10	124	—	—
Net increase	7,224	$83,904	7,457	$100,000
Class R4 shares[1]
Sold	—	—	7,457	$100,000
Net increase	—	—	7,457	$100,000

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       30

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class R6 shares[1]
Sold	1,098	$14,050	11,162	$150,828
Distributions reinvested	233	3,000	—	—
Net increase	1,331	$17,050	11,162	$150,828
Class NAV shares
Sold	3,891,867	$49,972,374	9,806,232	$133,060,641
Distributions reinvested	4,823,368	62,076,750	6,125,618	83,492,172
Repurchased	(5,887,822)	(79,594,552)	(11,032,118)	(153,672,479)
Net increase	2,827,413	$32,454,572	4,899,732	$62,880,334
Total net increase	3,037,670	$35,166,647	5,336,030	$69,360,401

1. The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

Affiliates of the fund owned 97%, 100%, 60% and 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV, respectively, on January 31, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $69,557,577 and $104,842,976, respectively, for the six months ended January 31, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 98.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Fund	35.0%
John Hancock Funds II Lifestyle Balanced Fund	26.1%
John Hancock Funds II Lifestyle Aggressive Fund	14.3%
John Hancock Funds II Lifestyle Moderate Fund	10.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274536	374SA 1/16 3/16

John Hancock

Diversified Strategies Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Strategies Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
23	Financial statements
26	Financial highlights
28	Notes to financial statements
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

PORTFOLIO COMPOSITION AS OF 1/31/16 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       2

QUALITY COMPOSITION AS OF 1/31/16 (%)

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	83.2
Japan	2.7
United Kingdom	2.2
Netherlands	2.1
France	1.5
Mexico	1.1
Switzerland	1.0
Luxembourg	1.0
Other countries	5.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$940.30	$8.15	1.67%
Class I	1,000.00	941.70	6.64	1.36%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       4

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.70	$8.47	1.67%
Class I	1,000.00	1,018.30	6.90	1.36%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       5

Fund's investments

As of 1-31-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 19.8%				$7,420,314
(Cost $7,769,058)
Consumer discretionary 2.7%				994,120
Auto components 0.3%
Dana Holding Corp.	6.000	09-15-23	50,000	47,625
Delphi Corp.	5.000	02-15-23	50,000	52,250
Nemak SAB de CV (S)	5.500	02-28-23	20,000	19,900
Automobiles 0.4%
Ford Motor Company	4.750	01-15-43	10,000	9,146
Ford Motor Credit Company LLC	5.875	08-02-21	60,000	66,141
General Motors Financial Company, Inc.	4.000	01-15-25	40,000	37,350
General Motors Financial Company, Inc.	4.375	09-25-21	40,000	40,653
Diversified consumer services 0.1%
Service Corp. International	5.375	05-15-24	15,000	15,825
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125	05-01-19	150,000	154,500
Mohegan Tribal Gaming Authority (S)	9.750	09-01-21	15,000	14,731
Internet and catalog retail 0.1%
Amazon.com, Inc.	4.950	12-05-44	45,000	47,548
Media 0.6%
AMC Entertainment, Inc.	5.875	02-15-22	23,000	23,690
Carmike Cinemas, Inc. (S)	6.000	06-15-23	10,000	10,363
CCO Safari II LLC (S)	6.484	10-23-45	25,000	25,142
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	15,000	13,894
Radio One, Inc. (S)	9.250	02-15-20	15,000	11,850
Scripps Networks Interactive, Inc.	3.950	06-15-25	25,000	24,116
Sinclair Television Group, Inc. (S)	5.625	08-01-24	5,000	4,894
Sirius XM Radio, Inc. (S)	5.250	08-15-22	70,000	73,850
Time Warner, Inc.	3.875	01-15-26	40,000	39,587
Multiline retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08-15-36	175,000	180,340
Specialty retail 0.1%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	50,000	31,500
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250	06-15-21	55,000	49,225
Consumer staples 0.8%				307,909
Food and staples retailing 0.1%
SUPERVALU, Inc.	7.750	11-15-22	20,000	17,000
Tops Holding LLC (S)	8.000	06-15-22	30,000	28,500
Food products 0.1%
Kraft Heinz Foods Company (S)	4.875	02-15-25	18,000	19,259

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       6

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (S)	7.750	03-15-24	10,000	$10,650
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	50,000	48,750
Tobacco 0.5%
Alliance One International, Inc.	9.875	07-15-21	100,000	79,250
Vector Group, Ltd.	7.750	02-15-21	100,000	104,500
Energy 1.5%				576,674
Energy equipment and services 0.0%
Teine Energy, Ltd. (S)	6.875	09-30-22	20,000	15,975
Oil, gas and consumable fuels 1.5%
Cimarex Energy Company	4.375	06-01-24	35,000	30,638
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25	25,000	22,557
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	35,000	28,000
EP Energy LLC	7.750	09-01-22	20,000	7,000
Kinder Morgan, Inc.	5.550	06-01-45	25,000	19,591
Newfield Exploration Company	5.750	01-30-22	100,000	85,784
Pertamina Persero PT (S)	6.450	05-30-44	200,000	172,073
Petroleos Mexicanos	5.500	01-21-21	75,000	73,781
Summit Midstream Holdings LLC	7.500	07-01-21	30,000	21,900
Tesoro Logistics LP	6.125	10-15-21	20,000	18,100
Whiting Petroleum Corp.	6.250	04-01-23	20,000	12,500
Williams Partners LP	4.875	05-15-23	15,000	11,400
Williams Partners LP	4.875	03-15-24	38,000	28,500
WPX Energy, Inc.	6.000	01-15-22	50,000	28,875
Financials 6.1%				2,290,999
Banks 2.8%
Bank of America Corp.	4.200	08-26-24	25,000	24,824
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250	09-05-24	35,000	35,000
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	35,000	35,339
BankUnited, Inc.	4.875	11-17-25	25,000	24,775
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20	15,000	14,738
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	200,000	194,720
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	60,000	53,813
HBOS PLC (S)	6.000	11-01-33	95,000	111,453
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	65,000	70,363

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	100,000	$100,938
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	100,000	121,520
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	200,000	197,559
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	30,000	27,975
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	30,000	31,350
Capital markets 0.3%
Ares Capital Corp.	3.875	01-15-20	35,000	35,655
FS Investment Corp.	4.000	07-15-19	35,000	35,372
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20	20,000	19,788
The Goldman Sachs Group, Inc.	5.750	01-24-22	10,000	11,354
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	65,000	65,894
Capital One Financial Corp.	4.200	10-29-25	30,000	30,060
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	25,000	24,859
Credit Acceptance Corp.	6.125	02-15-21	40,000	38,300
Diversified financial services 0.3%
McGraw Hill Financial, Inc.	4.000	06-15-25	25,000	25,232
NewStar Financial, Inc.	7.250	05-01-20	25,000	23,250
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	54,000	52,380
Insurance 1.1%
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	40,000	42,131
AXA SA	8.600	12-15-30	100,000	133,785
CNA Financial Corp.	7.250	11-15-23	75,000	89,804
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800	03-07-87	100,000	114,000
Pacific LifeCorp. (S)	6.000	02-10-20	10,000	11,182
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	15,000	14,569
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	15,000	15,731
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	10,000	10,014
Real estate investment trusts 1.1%
American Tower Corp.	4.700	03-15-22	40,000	42,217
Corrections Corp. of America	5.000	10-15-22	10,000	10,138
Crown Castle International Corp.	4.450	02-15-26	20,000	20,121
Crown Castle Towers LLC (S)	6.113	01-15-40	100,000	109,915

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Iron Mountain, Inc.	5.750	08-15-24	45,000	$44,438
MPT Operating Partnership LP	6.875	05-01-21	100,000	103,500
Omega Healthcare Investors, Inc.	4.500	01-15-25	25,000	24,612
Vereit Operating Partnership LP	4.600	02-06-24	45,000	42,356
Thrifts and mortgage finance 0.1%
Nationstar Mortgage LLC	6.500	07-01-21	20,000	17,650
Nationstar Mortgage LLC	7.875	10-01-20	30,000	28,575
Stearns Holdings, Inc. (S)	9.375	08-15-20	10,000	9,750
Health care 0.5%				183,262
Biotechnology 0.1%
AbbVie, Inc.	3.600	05-14-25	40,000	40,069
Health care providers and services 0.2%
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	10,000	10,025
HCA, Inc.	7.500	02-15-22	50,000	55,500
Molina Healthcare, Inc. (S)	5.375	11-15-22	15,000	15,000
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800	03-15-25	20,000	20,292
Mallinckrodt International Finance SA (S)	5.500	04-15-25	5,000	4,450
Mallinckrodt International Finance SA (S)	5.750	08-01-22	25,000	23,875
Quintiles Transnational Corp. (S)	4.875	05-15-23	5,000	5,063
Valeant Pharmaceuticals International, Inc. (S)	6.125	04-15-25	10,000	8,988
Industrials 3.4%				1,268,367
Aerospace and defense 0.4%
Lockheed Martin Corp.	2.900	03-01-25	28,000	27,305
Lockheed Martin Corp.	4.700	05-15-46	20,000	21,170
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	150,000	106,500
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500	06-15-22	35,000	31,325
Airlines 1.0%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	70,485	73,304
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	19,712	20,254
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	6,583	6,727
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	58,108	65,662
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	105,417	112,807
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	11,008	12,238
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	35,000	35,394

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	30,000	$30,150
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	20,762	23,046
Building products 0.0%
Builders FirstSource, Inc. (S)	10.750	08-15-23	10,000	9,363
Commercial services and supplies 0.4%
Casella Waste Systems, Inc.	7.750	02-15-19	40,000	38,800
Safway Group Holding LLC (S)	7.000	05-15-18	100,000	98,000
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	50,000	50,000
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	5,000	4,925
Industrial conglomerates 0.3%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	29,000	29,798
Odebrecht Finance, Ltd. (Q)(S)	7.500	03-07-16	200,000	93,500
Machinery 0.2%
Optimas OE Solutions Holding LLC (S)	8.625	06-01-21	10,000	8,100
SPL Logistics Escrow LLC (S)	8.875	08-01-20	24,000	21,840
Trinity Industries, Inc.	4.550	10-01-24	30,000	26,827
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	45,000	44,157
Trading companies and distributors 0.5%
Ahern Rentals, Inc. (S)	7.375	05-15-23	25,000	18,250
Aircastle, Ltd.	5.500	02-15-22	15,000	14,925
Aircastle, Ltd.	6.250	12-01-19	25,000	26,375
International Lease Finance Corp. (S)	7.125	09-01-18	100,000	108,250
United Rentals North America, Inc.	5.500	07-15-25	20,000	17,875
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	100,000	91,500
Information technology 1.0%				374,511
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250	10-15-22	20,000	20,800
Internet software and services 0.2%
Ancestry.com, Inc.	11.000	12-15-20	45,000	47,700
Rackspace Hosting, Inc. (S)	6.500	01-15-24	25,000	22,813
VeriSign, Inc.	5.250	04-01-25	20,000	19,782
IT services 0.6%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	200,000	182,000
Visa, Inc.	3.150	12-14-25	30,000	30,508
Visa, Inc.	4.300	12-14-45	30,000	31,108

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       10

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.1%
Qorvo, Inc. (S)	6.750	12-01-23	10,000	$9,875
Qorvo, Inc. (S)	7.000	12-01-25	10,000	9,925
Materials 0.5%				183,751
Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05-07-20	100,000	99,500
NOVA Chemicals Corp. (S)	5.000	05-01-25	45,000	42,188
Platform Specialty Products Corp. (S)	6.500	02-01-22	35,000	27,475
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250	04-15-23	15,000	14,588
Telecommunication services 1.3%				484,962
Diversified telecommunication services 0.4%
AT&T, Inc.	4.750	05-15-46	20,000	17,687
GCI, Inc.	6.875	04-15-25	15,000	14,700
T-Mobile USA, Inc.	6.250	04-01-21	15,000	15,300
Telecom Italia Capital SA	7.200	07-18-36	100,000	97,500
Wireless telecommunication services 0.9%
Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	161,775
Millicom International Cellular SA (S)	6.625	10-15-21	200,000	178,000
Utilities 2.0%				755,759
Electric utilities 1.8%
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	100,000	89,625
Empresa Electrica Angamos SA (S)	4.875	05-25-29	200,000	173,210
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	200,000	210,024
Majapahit Holding BV (S)	7.750	01-20-20	150,000	167,400
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	35,000	38,500
Independent power and renewable electricity producers 0.2%
Dynegy, Inc.	7.625	11-01-24	35,000	30,800
NRG Yield Operating LLC	5.375	08-15-24	55,000	46,200
U.S. Government and Agency obligations 13.7%				$5,139,453
(Cost $5,103,132)
U.S. Government 10.3%				3,874,237
U.S. Treasury
Bond	2.875	08-15-45	592,000	606,222
Bond	3.375	05-15-44	240,000	271,275
Note	1.000	03-15-18	930,000	933,342
Note	2.250	11-15-25	379,000	389,955
Treasury Inflation Protected Security	0.125	04-15-17	226,765	226,954
Treasury Inflation Protected Security	0.250	01-15-25	916,922	892,757

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       11

	Rate (%)	Maturity date	Par value^		Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.375	07-15-25	175,154		$172,974
Treasury Inflation Protected Security	1.250	07-15-20	168,694		178,131
Treasury Inflation Protected Security	2.500	07-15-16	199,799		202,627
U.S. Government Agency 3.4%					1,265,216
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000	12-01-40	400,148		433,347
30 Yr Pass Thru	4.500	12-01-40	286,921		313,703
Federal National Mortgage Association 30 Yr Pass Thru	3.500	03-01-44		492,703	518,166
Foreign government obligations 0.7%					$267,969
(Cost $361,119)
Argentina 0.1%					39,432
Republic of Argentina Bond (H)	8.280	12-31-33		35,051	39,432
Brazil 0.2%					77,673
Federative Republic of Brazil Note	10.000	01-01-21	BRL	375,000	77,673
Mexico 0.4%					150,864
Government of Mexico
Bond	7.750	05-29-31	MXN	1,200,000	73,347
Bond	10.000	12-05-24	MXN	1,100,000	77,517
Capital preferred securities 0.6%					$207,463
(Cost $197,609)
Financials 0.6%					207,463
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67		35,000	42,000
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68		30,000	40,200
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65		100,000	100,125
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67		25,000	25,138
Convertible bonds 0.0%					$12,300
(Cost $15,000)
Utilities 0.0%					12,300
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250	06-01-20		15,000	12,300
Term loans (M) 2.2%					$824,304
(Cost $870,538)
Consumer discretionary 0.3%					96,192
Media 0.3%
iHeartCommunications, Inc.	7.178	01-30-19	110,259		72,817

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
iHeartCommunications, Inc.	7.928	07-30-19	35,461	$23,375
Consumer staples 0.2%				92,444
Household products 0.2%
The Sun Products Corp.	5.500	03-23-20	97,310	92,444
Health care 0.4%				155,082
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.250	01-31-21	57,969	56,990
Surgery Center Holdings, Inc.	5.250	11-03-20	99,000	98,092
Industrials 0.5%				200,642
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.500	12-28-19	97,000	89,725
Airlines 0.3%
Delta Air Lines, Inc.	3.250	10-18-18	97,000	96,742
GOL LuxCo SA	6.500	08-31-20	15,000	14,175
Utilities 0.8%				279,944
Electric utilities 0.8%
Texas Competitive Electric Holdings Company LLC	3.750	11-07-16	282,178	279,944
Collateralized mortgage obligations 5.8%				$2,152,307
(Cost $2,149,550)
Commercial and residential 5.5%				2,041,825
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.006	08-25-35	21,902	21,030
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.646	06-25-45	41,391	38,503
Series 2005-1, Class AHM (P)	2.844	06-25-45	23,036	22,777
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	100,000	111,494
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.026	09-15-26	100,000	98,809
Series 2015-200P, Class F (P) (S)	3.716	04-14-33	25,000	21,450
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.480	08-25-35	35,551	35,559
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.426	12-15-27	100,000	96,615
Commercial Mortgage (Cantor Fitzgerald/Deutsche Bank AG) Series 2013-CR6, Class XA IO	1.638	03-10-46	289,321	15,059
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.269	10-15-45	301,165	27,608
Series 2014-FL4, Class D (P) (S)	2.874	07-13-31	50,000	48,787

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.069	04-10-47	45,000	$44,986
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000	08-25-37	69,095	67,785
Credit Suisse Commercial Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.576	04-15-27	35,000	34,705
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.481	07-15-29	100,000	95,650
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.180	11-05-30	90,671	90,052
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	100,000	100,284
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.224	07-25-35	587,701	44,412
Series 2005-AR8, Class AX2 IO	2.257	05-25-35	492,083	37,186
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831	04-15-47	55,000	53,824
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C (P) (S)	2.426	12-15-28	100,000	99,985
Series 2014-FBLU, Class D (P) (S)	3.026	12-15-28	100,000	99,970
Series 2014-FL5, Class C (P) (S)	2.526	07-15-31	85,000	82,754
Series 2014-INN, Class F (P) (S)	4.426	06-15-29	100,000	97,920
Series 2014-PHH, Class C (P) (S)	2.526	08-15-27	100,000	98,571
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904	10-25-35	35,379	34,228
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438	09-09-32	85,000	85,680
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.862	08-25-34	46,092	45,436
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.690	03-25-44	26,707	26,004
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.866	05-10-63	518,094	32,785
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	100,000	99,978
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.796	01-25-45	19,373	17,522
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	80,000	78,074
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	40,000	36,343
U.S. Government Agency 0.3%				110,482
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	256,349	26,585
Series K018, Class X1 IO	1.554	01-25-22	386,541	26,032
Series K710, Class X1 IO	1.897	05-25-19	265,360	12,983
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500	12-25-32	185,809	31,721

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       14

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association Series 2012-114, Class IO	0.927	01-16-53	186,350	$13,161
Asset backed securities 2.0%				$741,167
(Cost $731,078)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.877	10-25-35	75,000	67,963
Bravo Mortgage Asset Trust Series 2006-1A, Class A3 (P) (S)	0.776	07-25-36	30,000	25,482
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265	06-25-37	12,182	12,573
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613	02-25-35	43,985	44,468
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	59,550	59,383
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	29,925	29,803
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.402	12-25-34	23,457	20,941
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, Class A1A (P)	0.946	06-25-35	22,767	21,768
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.706	09-25-36	40,000	37,121
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.876	06-25-35	65,000	61,067
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.576	09-25-36	41,379	38,161
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	26,320	26,419
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.866	11-25-35	35,000	33,023
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.146	02-25-35	45,000	42,249
Series 2005-2, Class M2 (P)	1.162	03-25-35	45,000	41,986
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.928	02-25-35	42,234	40,458
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	24,250	24,271
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	59,850	59,102
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250	10-20-26	55,322	54,929

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       15

	Shares	Value
Common stocks 29.5%		$11,043,966
(Cost $11,695,001)
Consumer discretionary 6.1%		2,286,567
Auto components 0.7%
Bridgestone Corp.	2,700	98,366
Delphi Automotive PLC	1,728	112,216
Magna International, Inc., Class A	1,352	46,766
Automobiles 1.0%
Ford Motor Company	6,811	81,323
Honda Motor Company, Ltd.	2,400	65,057
Nissan Motor Company, Ltd.	11,400	113,381
Toyota Motor Corp.	2,000	120,459
Hotels, restaurants and leisure 0.9%
Del Frisco's Restaurant Group, Inc. (I)	5,710	90,446
McDonald's Corp.	905	112,021
Sonic Corp.	1,400	41,132
Starbucks Corp.	1,481	90,000
Household durables 0.1%
Lennar Corp., Class A	546	23,014
NVR, Inc. (I)	20	33,020
Internet and catalog retail 0.6%
Amazon.com, Inc. (I)	284	166,708
The Priceline Group, Inc. (I)	47	50,054
Media 0.4%
Lions Gate Entertainment Corp.	2,147	56,144
The Walt Disney Company	1,045	100,132
Multiline retail 0.2%
Macy's, Inc.	1,803	72,859
Specialty retail 1.5%
Best Buy Company, Inc.	1,915	53,486
CarMax, Inc. (I)	727	32,119
Foot Locker, Inc.	522	35,266
Lowe's Companies, Inc.	1,695	121,464
O'Reilly Automotive, Inc. (I)	123	32,091
Restoration Hardware Holdings, Inc. (I)	864	53,240
Select Comfort Corp. (I)	2,244	47,259
The Finish Line, Inc., Class A	2,349	44,490
The Home Depot, Inc.	185	23,266
The TJX Companies, Inc.	1,084	77,224
Williams-Sonoma, Inc.	626	32,339
Textiles, apparel and luxury goods 0.7%
adidas AG	595	61,269
Michael Kors Holdings, Ltd. (I)	2,471	98,593
Ralph Lauren Corp.	901	101,363

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       16

	Shares	Value
Consumer staples 3.0%		$1,130,291
Beverages 0.3%
Heineken NV	328	28,481
PepsiCo, Inc.	1,027	101,981
Food and staples retailing 0.8%
Costco Wholesale Corp.	300	45,336
CVS Health Corp.	892	86,158
Koninklijke Ahold NV	4,696	106,222
Wal-Mart Stores, Inc.	764	50,699
Food products 0.3%
Danone SA	519	35,746
Mondelez International, Inc., Class A	1,794	77,321
Household products 0.5%
The Procter & Gamble Company	2,291	187,152
Personal products 0.3%
Pola Orbis Holdings, Inc.	1,400	96,265
Tobacco 0.8%
British American Tobacco PLC	1,865	103,924
Japan Tobacco, Inc.	2,400	93,993
Philip Morris International, Inc.	1,300	117,013
Energy 1.6%		608,036
Energy equipment and services 0.4%
Schlumberger, Ltd.	1,115	80,581
Weatherford International PLC (I)	9,458	63,747
Oil, gas and consumable fuels 1.2%
Apache Corp.	2,168	92,227
California Resources Corp.	407	582
Denbury Resources, Inc.	11,724	18,289
Devon Energy Corp.	1,400	39,060
EOG Resources, Inc.	673	47,796
Occidental Petroleum Corp.	1,018	70,069
Range Resources Corp.	1,854	54,804
Royal Dutch Shell PLC, A Shares	3,470	75,804
Total SA	1,465	65,077
Financials 5.6%		2,094,265
Banks 4.7%
Bank of America Corp.	16,151	228,375
Barclays PLC	26,590	71,151
BB&T Corp.	1,687	55,097
Citigroup, Inc.	4,564	194,335
HSBC Holdings PLC	14,525	102,438
ICICI Bank, Ltd., ADR	8,126	54,038
JPMorgan Chase & Co.	4,161	247,580

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       17

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	4,308	$48,077
Regions Financial Corp.	5,339	43,353
Sumitomo Mitsui Financial Group, Inc.	2,700	90,581
SVB Financial Group (I)	1,132	114,694
U.S. Bancorp	4,985	199,699
UniCredit SpA	12,126	46,877
Wells Fargo & Company	5,046	253,461
Capital markets 0.6%
Morgan Stanley	1,812	46,895
The Blackstone Group LP	1,916	50,333
The Goldman Sachs Group, Inc.	698	112,769
Consumer finance 0.1%
Discover Financial Services	885	40,524
Insurance 0.2%
The Dai-ichi Life Insurance Company, Ltd.	6,800	93,988
Health care 4.5%		1,677,586
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc. (I)	388	56,621
Amgen, Inc.	591	90,263
Biogen, Inc. (I)	528	144,176
Celgene Corp. (I)	498	49,959
Gilead Sciences, Inc.	1,329	110,307
Health care equipment and supplies 0.3%
Medtronic PLC	1,375	104,390
Health care providers and services 0.1%
McKesson Corp.	268	43,143
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	595	78,576
Pharmaceuticals 2.7%
Allergan PLC (I)	382	108,652
Bristol-Myers Squibb Company	652	40,528
GlaxoSmithKline PLC	4,373	90,086
Johnson & Johnson	2,025	211,491
Merck & Company, Inc.	1,820	92,219
Novartis AG	2,405	186,324
Pfizer, Inc.	3,324	101,349
Roche Holding AG	490	126,922
Shire PLC, ADR	253	42,580
Industrials 2.0%		748,072
Aerospace and defense 0.9%
General Dynamics Corp.	748	100,060

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       18

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Safran SA	702	$45,477
The Boeing Company	519	62,347
TransDigm Group, Inc. (I)	238	53,486
United Technologies Corp.	575	50,422
Air freight and logistics 0.1%
FedEx Corp.	296	39,332
Airlines 0.1%
American Airlines Group, Inc.	1,034	40,316
Industrial conglomerates 0.7%
Danaher Corp.	954	82,664
General Electric Company	4,089	118,990
Rheinmetall AG	970	69,306
Machinery 0.1%
Hoshizaki Electric Company, Ltd.	700	48,952
Road and rail 0.1%
Union Pacific Corp.	510	36,720
Information technology 4.8%		1,790,487
Communications equipment 0.4%
Cisco Systems, Inc.	4,122	98,062
QUALCOMM, Inc.	1,446	65,562
Internet software and services 1.0%
Alphabet, Inc., Class A (I)	289	220,030
Alphabet, Inc., Class C (I)	89	66,123
Facebook, Inc., Class A (I)	916	102,784
IT services 0.5%
Automatic Data Processing, Inc.	384	31,907
Visa, Inc., Class A	1,912	142,425
Semiconductors and semiconductor equipment 0.7%
Applied Materials, Inc.	7,465	131,757
NXP Semiconductors NV (I)	1,505	112,544
Software 0.8%
Electronic Arts, Inc. (I)	413	26,657
Microsoft Corp.	4,280	235,785
Synchronoss Technologies, Inc. (I)	1,481	45,378
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	3,380	329,009
Lenovo Group, Ltd.	54,000	48,472
Samsung Electronics Company, Ltd., GDR	112	53,146
Seagate Technology PLC	2,783	80,846

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       19

	Shares	Value
Materials 0.6%		$235,183
Chemicals 0.2%
Akzo Nobel NV	628	40,284
The Sherwin-Williams Company	191	48,833
Containers and packaging 0.4%
Amcor, Ltd.	5,924	56,491
Avery Dennison Corp.	1,209	73,616
Metals and mining 0.0%
Anglo American PLC	1,773	7,072
Freeport-McMoRan, Inc.	1,932	8,887
Telecommunication services 1.3%		473,479
Diversified telecommunication services 1.0%
Koninklijke KPN NV	30,467	117,897
Nippon Telegraph & Telephone Corp.	4,200	178,805
Telefonica SA	8,046	84,921
Wireless telecommunication services 0.3%
Vodafone Group PLC	28,577	91,856
Preferred securities 1.0%		$386,195
(Cost $466,767)
Financials 0.8%		311,456
Banks 0.4%
Regions Financial Corp., 6.375%	1,935	50,465
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,150	59,942
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	44,982
Wells Fargo & Company, Series L, 7.500%	18	21,096
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	29,964
Consumer finance 0.1%
Discover Financial Services, 6.500%	1,100	28,545
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	2,104	53,547
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	500	22,915
Telecommunication services 0.1%		19,620
Diversified telecommunication services 0.1%
Intelsat SA, 5.750%	2,000	19,620

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       20

	Shares	Value
Utilities 0.1%		$55,119
Electric utilities 0.0%
Exelon Corp., 6.500%	364	15,659
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	39,460
Investment companies 17.1%		$6,387,532
(Cost $7,124,862)
Exchange-traded funds 17.1%		6,387,532
Energy Select Sector SPDR Fund	717	41,758
Financial Select Sector SPDR Fund	26,900	583,999
iShares Global Infrastructure ETF	3,400	122,094
iShares MSCI India ETF	8,460	220,298
iShares MSCI India Small-Cap ETF	2,885	87,271
iShares MSCI Ireland Capped ETF	5,005	194,094
iShares MSCI South Korea Capped ETF	7,325	349,696
iShares MSCI Taiwan ETF	28,850	356,009
iShares MSCI USA Quality Factor ETF	1,650	101,673
iShares TIPS Bond ETF	324	36,094
iShares U.S. Oil & Gas Exploration & Production ETF	1,478	72,555
Market Vectors Oil Services ETF	2,925	71,019
Materials Select Sector SPDR Fund	1,390	53,876
PowerShares DB Agriculture Fund (I)	2,609	52,154
PowerShares DB Commodity Index Tracking Fund (I)	3,551	45,382
PowerShares DB Energy Fund (I)	8,044	82,531
PowerShares DB Gold Fund (I)	3,937	143,622
PowerShares S&P 500 High Quality Portfolio	13,700	310,442
SPDR Barclays High Yield Bond ETF	21,000	697,410
SPDR EURO STOXX 50 ETF	3,620	117,035
SPDR S&P China ETF	1,925	123,412
SPDR S&P Global Natural Resources ETF	1,654	49,670
SPDR S&P Homebuilders ETF	10,450	318,934
The Health Care Select Sector SPDR Fund	675	44,867
Vanguard Consumer Discretionary ETF	2,925	337,633
Vanguard Dividend Appreciation ETF	4,100	311,600
Vanguard Global ex-U.S. Real Estate ETF	1,175	57,176
Vanguard Information Technology ETF	6,750	687,825
Vanguard REIT ETF	866	66,656
Vanguard Telecommunication Services ETF	2,815	239,191
WisdomTree Europe SmallCap Dividend Fund	4,715	249,235
WisdomTree Germany Hedged Equity Fund	545	13,647
WisdomTree International SmallCap Dividend Fund	2,290	125,607
WisdomTree Japan Hedged Equity Fund	485	23,067

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       21

	Rate (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$499,869
(Cost $499,854)
Commercial paper 1.3%				499,869
Intercontinental Exchange, Inc.	0.500	03-14-16	250,000	249,872
Washington Gas Light Company	0.400	02-01-16	250,000	249,997
Total investments (Cost $36,983,568)† 93.7%				$35,082,839
Other assets and liabilities, net 6.3%				$2,350,456
Total net assets 100.0%				$37,433,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,781,456 or 15.4% of the fund's net assets as of 1-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $37,035,489. Net unrealized depreciation aggregated $1,952,650, of which $1,340,995 related to appreciated investment securities and $3,293,645 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $36,983,568)	$35,082,839
Cash	1,952,859
Cash held at broker for futures contracts	323,600
Receivable for investments sold	586,194
Unrealized appreciation on forward foreign currency exchange contracts	27,946
Dividends and interest receivable	187,159
Other receivables and prepaid expenses	150
Total assets	38,160,747
Liabilities
Foreign currency overdraft, at value (cost $16)	18
Payable for investments purchased	536,339
Unrealized depreciation on forward foreign currency exchange contracts	24,805
Payable for futures variation margin	129,032
Payable to affiliates
Accounting and legal services fees	911
Transfer agent fees	7,613
Trustees' fees	78
Other liabilities and accrued expenses	28,656
Total liabilities	727,452
Net assets	$37,433,295
Net assets consist of
Paid-in capital	$39,048,874
Undistributed net investment income	48,902
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	203,846
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(1,868,327)
Net assets	$37,433,295

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($28,737,700 ÷ 3,000,000 shares)[1]	$9.58
Class I ($8,695,595 ÷ 906,906 shares)	$9.59
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.08

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       23

STATEMENT OF OPERATIONS  For the six months ended 1-31-16 (unaudited)

Investment income
Interest	$416,428
Dividends	249,896
Less foreign taxes withheld	(2,953)
Total investment income	663,371
Expenses
Investment management fees	197,527
Distribution and service fees	45,475
Accounting and legal services fees	2,642
Transfer agent fees	23,704
Trustees' fees	350
Professional fees	22,014
Custodian fees	13,899
Registration and filing fees	7,522
Other	3,888
Total expenses	317,021
Less expense reductions	(1,470)
Net expenses	315,551
Net investment income	347,820
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(63,084)
Capital gain distributions received from unaffiliated underlying funds	200
Futures contracts	376,385
313,501
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(3,052,588)
Futures contracts	1,597
(3,050,991)
Net realized and unrealized loss	(2,737,490)
Decrease in net assets from operations	($2,389,670)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       24

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$347,820	$829,791
Net realized gain	313,501	408,471
Change in net unrealized appreciation (depreciation)	(3,050,991)	(809,011)
Increase (decrease) in net assets resulting from operations	(2,389,670)	429,251
Distributions to shareholders
From net investment income
Class A	(676,620)	(939,060)
Class I	(234,406)	(312,957)
From net realized gain
Class A	(26,880)	(846,960)
Class I	(8,124)	(254,088)
Total distributions	(946,030)	(2,353,065)
From fund share transactions	1,797	70,264
Total decrease	(3,333,903)	(1,853,550)
Net assets
Beginning of period	40,767,198	42,620,748
End of period	$37,433,295	$40,767,198
Undistributed net investment income	$48,902	$612,108

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.43		$10.92	$11.07	$11.04	$10.00
Net investment income[3]	0.09		0.21	0.31	0.39	0.32
Net realized and unrealized gain (loss) on investments	(0.70)		(0.10)	0.42	0.24	0.84
Total from investment operations	(0.61)		0.11	0.73	0.63	1.16
Less distributions
From net investment income	(0.23)		(0.32)	(0.35)	(0.42)	(0.10)
From net realized gain	(0.01)		(0.28)	(0.53)	(0.18)	(0.02)
Total distributions	(0.24)		(0.60)	(0.88)	(0.60)	(0.12)
Net asset value, end of period	$9.58		$10.43	$10.92	$11.07	$11.04
Total return (%)[4,5]	(5.97	) [6]	1.07	6.89	5.81	11.65	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$29		$31	$33	$33	$33
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.68	[8]	1.66	1.62	1.23	1.35	[8]
Expenses including reductions[7]	1.67	[8]	1.66	1.60	1.14	1.17	[8]
Net investment income	1.69	[8]	1.93	2.87	3.50	3.60	[8]
Portfolio turnover (%)	23		62	119	40	21

1	Six months ended 1-31-16. Unaudited.
2	Period from 9-30-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.89%, 0.10%-0.93%, 0.10%-1.01%, 0.74%-1.42%, and 0.75%-1.43% for the periods ended 1-31-16, 7-31-15, 7-31-14, 7-31-13, and 7-31-12, respectively.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       26

Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.46		$10.95	$11.10	$11.06	$10.00
Net investment income[3]	0.10		0.24	0.35	0.43	0.35
Net realized and unrealized gain (loss) on investments	(0.70)		(0.10)	0.42	0.25	0.84
Total from investment operations	(0.60)		0.14	0.77	0.68	1.19
Less distributions
From net investment income	(0.26)		(0.35)	(0.39)	(0.46)	(0.11)
From net realized gain	(0.01)		(0.28)	(0.53)	(0.18)	(0.02)
Total distributions	(0.27)		(0.63)	(0.92)	(0.64)	(0.13)
Net asset value, end of period	$9.59		$10.46	$10.95	$11.10	$11.06
Total return (%)[4]	(5.83	) [5]	1.40	7.19	6.30	11.96	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$9	$10	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.36	[7]	1.35	1.30	0.86	0.95	[7]
Expenses including reductions[6]	1.36	[7]	1.35	1.28	0.77	0.78	[7]
Net investment income	2.00	[7]	2.24	3.19	3.87	3.99	[7]
Portfolio turnover (%)	23		62	119	40	21

1	Six months ended 1-31-16. Unaudited.
2	Period from 9-30-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.89%, 0.10%-0.93%, 0.10%-1.01%, 0.74%-1.42%, and 0.75%-1.43% for the periods ended 1-31-16, 7-31-15, 7-31-14, 7-31-13, and 7-31-12, respectively.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

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valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$7,420,314	—	$7,420,314	—
U.S. Government and Agency obligations	5,139,453	—	5,139,453	—
Foreign government obligations	267,969	—	267,969	—
Capital preferred securities	207,463	—	207,463	—
Convertible bonds	12,300	—	12,300	—
Term loans	824,304	—	824,304	—
Collateralized mortgage obligations	2,152,307	—	2,152,307	—
Asset backed securities	741,167	—	741,167	—
Common stocks	11,043,966	$8,328,876	2,715,090	—
Preferred securities	386,195	386,195	—	—
Investment companies	6,387,532	6,387,532	—	—
Short-term investments	499,869	—	499,869	—
Total investments in securities	$35,082,839	$15,102,603	$19,980,236	—
Other financial instruments
Futures	$32,564	$32,564	—	—
Forward foreign currency contracts	$3,141	—	$3,141	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       29

in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2016 were $262. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, foreign currency transactions, amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       31

recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and maintain diversity and liquidity of the portfolio. During the six months ended January 31, 2016, the fund held futures contracts with notional values ranging from $10.6 million to $11.6 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
3-Year Australian Treasury Bond Futures	8	Long	Mar 2016	$629,218	$634,113	$4,895
DAX Index Futures	1	Long	Mar 2016	274,523	264,217	(10,306)
Euro-BTP Italian Government Bond Futures	2	Long	Mar 2016	298,780	303,194	4,414
OMX Stockholm 30 Index Futures	8	Long	Feb 2016	124,882	126,119	1,237
Ultra U.S. Treasury Bond Futures	3	Long	Mar 2016	473,280	498,562	25,282
Nikkei 225 Index Futures	1	Long	Mar 2016	162,652	145,707	(16,945)
CME E-mini Technology Sector Futures	3	Long	Mar 2016	128,830	123,660	(5,170)
CME E-mini Consumer Staples Sector Futures	4	Long	Mar 2016	197,743	203,240	5,497
CME E-mini Health Care Sector Futures	1	Long	Mar 2016	67,473	66,530	(943)
10-Year U.S. Treasury Note Futures	11	Short	Mar 2016	(1,388,985)	(1,425,359)	(36,374)
2-Year U.S. Treasury Note Futures	4	Short	Mar 2016	(870,116)	(874,500)	(4,384)
5-Year U.S. Treasury Note Futures	5	Short	Mar 2016	(592,974)	(603,359)	(10,385)
CAC 40 Index Futures	5	Short	Feb 2016	(236,722)	(238,922)	(2,200)
CME E-mini Utilities Sector Futures	9	Short	Mar 2016	(373,841)	(409,770)	(35,929)
Euro STOXX 50 Index Futures	4	Short	Mar 2016	(134,215)	(131,209)	3,006
German Euro BUND Futures	5	Short	Mar 2016	(856,234)	(884,786)	(28,552)
Mini MSCI EAFE Index Futures	1	Short	Mar 2016	(80,155)	(80,080)	75
Mini MSCI Emerging Markets Index Futures	31	Short	Mar 2016	(1,178,354)	(1,159,090)	19,264
MSCI Singapore Index Futures	5	Short	Feb 2016	(101,457)	(103,503)	(2,046)
Russell 2000 Mini Index Futures	3	Short	Mar 2016	(335,318)	(309,420)	25,898
S&P 500 Index E-Mini Futures	30	Short	Mar 2016	(2,991,379)	(2,895,149)	96,230
						$32,564

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2016, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates and to gain exposure to foreign currencies. During the six months ended January 31, 2016, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from approximately $3.3

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       32

million to $4.4 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	184,161	USD	130,000	Royal Bank of Canada	3/2/2016	$1,459	—	$1,459
EUR	145,000	USD	157,540	State Street Bank and Trust Company	3/2/2016	—	($354)	(354)
GBP	84,215	USD	126,335	State Street Bank and Trust Company	3/2/2016	—	(6,333)	(6,333)
JPY	32,590,318	USD	270,623	Goldman Sachs Bank USA	3/2/2016	—	(1,287)	(1,287)
MXN	2,932,246	USD	171,568	Citibank N.A.	3/2/2016	—	(10,214)	(10,214)
NOK	658,746	USD	74,998	Goldman Sachs Bank USA	3/2/2016	858	—	858
NZD	11,211	USD	7,549	State Street Bank and Trust Company	3/2/2016	—	(301)	(301)
SEK	2,084,980	USD	245,581	Citibank N.A.	3/2/2016	—	(2,477)	(2,477)
USD	43,975	AUD	61,246	Australia And New Zealand Banking Group	3/2/2016	688	—	688
USD	310,202	CAD	421,874	Royal Bank of Canada	3/2/2016	9,056	—	9,056
USD	838,891	EUR	768,796	State Street Bank and Trust Company	3/2/2016	5,485	—	5,485
USD	68,149	GBP	45,021	State Street Bank and Trust Company	3/2/2016	3,997	—	3,997
USD	312,796	INR	21,179,420	Royal Bank of Canada	3/2/2016	2,293	—	2,293
USD	147,163	JPY	18,058,318	Goldman Sachs Bank USA	3/2/2016	—	(2,077)	(2,077)
USD	103,983	KRW	123,167,750	State Street Bank and Trust Company	3/2/2016	1,326	—	1,326
USD	74,093	NOK	658,746	Goldman Sachs Bank USA	3/2/2016	—	(1,762)	(1,762)
USD	7,399	NZD	11,211	State Street Bank and Trust Company	3/2/2016	152	—	152
USD	182,621	TWD	6,000,000	State Street Bank and Trust Company	3/2/2016	2,632	—	2,632
						$27,946	($24,805)	$3,141

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$151,207	($73,539)
Interest rate	Receivable/payable for futures	Futures†	34,591	(79,695)

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       33

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	27,946	(24,805)
			$213,744	($178,039)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments and foreign currency transactions*	Total
Interest rate	($15,914)	-	($15,914)
Equity	392,300	-	392,300
Foreign currency	-	($34,630)	(34,630)
Total	$376,386	($34,630)	$341,756

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Interest rate	($34,786)	-	($34,786)
Equity	36,383	-	36,383
Foreign currency	-	$8,539	8,539
Total	$1,597	$8,539	$10,136

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $500 million of the fund's average daily net assets and (b) 0.95% of the fund's average daily net assets in excess of $500 million. The Advisor

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       34

has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $1,128 and $342 for Class A and Class I shares, respectively, for the six months ended January 31, 2016.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 0.99% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended January 31, 2016 there were no up-front sales charges assessed for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016 there were no CDSCs received by the Distributor for Class A.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$45,475	$18,663
Class I	—	5,041

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       35

Class	Distribution and service fees	Transfer agent fees
Total	$45,475	$23,704

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

	Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	6,724	$70,264
Distributions reinvested	182	1,797	—	—
Net increase	182	$1,797	6,724	$70,264
Total net increase	182	$1,797	6,724	$70,264

There were no fund share transactions for Class A for the six months ended January 31, 2016 and for the year ended July 31, 2015.

Affiliates of the fund owned 100% of shares of beneficial interest of Class A and Class I on January 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $5,679,645 and $7,237,189, respectively, for the six months ended January 31, 2016. Purchases and sales of U.S. Treasury obligations aggregated $2,596,762 and $1,533,295, respectively, for the six months ended January 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       36

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
392SA 1/16 3/16

John Hancock

Global Absolute Return Strategies Fund

Semiannual report 1/31/16

A message to shareholders

Dear shareholder,

The six-month period has been a challenging time for all investors. Oil prices, having already dropped precipitously, continued to slide in the back half of 2015, and by January oil frequently traded at multi-year lows. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds; all risk assets struggled over the past six months and these types of declines are unsettling.

Although volatility returned in force to the markets, much of the global economic picture continues to move in the right direction. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on the evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continue to signal that they would take action to support economies and markets.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. In times like these, your best resource is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of January 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Absolute Return Strategies Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
42	Financial statements
46	Financial highlights
52	Notes to financial statements
80	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/16 (%)

The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Equity and credit markets declined, as did the fund

In a difficult period for risk assets, the fund posted a negative total return; it's Morningstar multialternative fund category average declined as well.

Market exposure weighed down results

Allocations to European equity, Japanese equity, high-yield credit, and other market returns strategies detracted from performance, driving overall results for the period.

Certain relative value strategies fared better

Smaller-cap stocks underperformed larger caps, benefiting the fund's U.S. equity technology versus small cap and U.S. equity large cap versus small cap relative value strategies.

PORTFOLIO ALLOCATION AS OF 1/31/16 (%)

Common stocks	24.4
Financials	10.7
Industrials	2.5
Health care	2.2
Information technology	1.9
Consumer discretionary	1.7
Consumer staples	1.6
Telecommunication services	1.2
Materials	1.0
Energy	0.8
Utilities	0.8
Corporate bonds	11.8
Foreign government obligations	5.3
Purchased options	1.1
Short-term investments and other	57.4
Time deposits	15.3
U.S. Government	14.0
Certificate of deposit	13.5
Commercial paper	11.1
Money market funds	0.6
Other assets and liabilities, net	2.9
TOTAL	100.0
As a percentage of net assets.

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques, which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund's assets. However, there is no guarantee that any investment strategy will be successful or that the fund's objective will be achieved. Stock prices can be volatile and are affected by both general economic conditions and the financial prospects of individual companies. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund's investments. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Guy Stern, CFA, Standard Life Investments (Corporate Funds) Limited

Guy Stern, CFA
Portfolio Manager
Standard Life Investments

We saw elevated levels of stress influencing the behavior of financial assets throughout the first half of the fund's fiscal year. Would you please share your high-level observations on the market action during the six months that ended on January 31, 2016?

During a period of volatile price movements, equities fell across most of the world—particularly sharply in August, and then again in January—as worries of a slowdown in global growth and mixed economic data prompted investors to seek the relative safety of other assets, such as developed-market sovereign bonds. Broadly speaking, emerging-market stocks and U.S. small-caps were among the worst asset classes for the period. Larger-cap defensively oriented U.S. equity sectors fared better.

Monetary policy divergence also remained dominant during the period. The U.S. Federal Reserve's (Fed's) December decision to increase interest rates (the first hike since 2006) proved beneficial for the U.S. dollar. Meanwhile, additional easing measures by the European Central Bank (ECB) weighed on the euro.

Aside from a late-period rebound in precious metals, persistent weakness across the commodity complex was another ongoing theme. In particular, oil prices declined amid weak demand from China and global oversupply concerns. High-yield corporate debt, a market with heavy issuance from the energy sector, also came under pressure. Assets linked to prices of industrial metals, agriculture, and livestock declined, too. On the whole, commodity-sensitive currencies also struggled throughout the period.

How did the fund perform? Did it behave as you would have expected it to behave in such an environment?

While negative returns are always disappointing for absolute return investors, in a six-month period that saw many assets post double-digit percentage declines, we believe the fund held up relatively well. The fund's Class A shares, excluding sales charges, declined 3.06%, and its peer group,

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       4

"The fund's market returns strategies were down for the period, and the most significant detractor was an allocation to European equity."
represented by the Morningstar multialternative fund category was down 5.05%. The MSCI World Index fell 10.58%.

Indeed, the fund behaved much like we might have expected it to behave during this difficult capital market environment. While the fund is not exclusively dependent upon favorable results from the broader credit and equity markets to generate returns, market exposure is a component of our long-term investment strategy. We make investment decisions for the fund with a multi-year horizon in mind, and weak market returns will generally weigh on the fund's results during shorter time periods, just as they did during this period.

However, the fund's security selection, relative value, and directional strategies have the potential to provide shareholders with a degree of insulation against such adverse market movements. During the period, security selection decisions produced a positive contribution to the fund's results. Certain relative value strategies (such as the fund's U.S. equity technology versus small cap) and directional strategies (such as the fund's U.S. butterfly strategy) also produced positive contributions.

What were the key detractors from the fund's performance during the period?

The most significant detractor was an allocation to European equity. Other equity market returns strategies weighing on results included those with a focus on Japan's broad market and the global

PORTFOLIO COMPOSITION AS OF 1/31/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       5

mining sector. Allocations to U.S. investment-grade credit, Brazilian government bonds, and high-yield credit also detracted from the fund's performance.

The fund's European equity banks versus insurers strategy (which we exited prior to the end of the period) and its U.S. equity banks versus consumer staples strategy also declined during this particularly difficult environment for banking shares.

U.S. Treasury securities benefited from increased demand amid heightened price volatility in the equity, credit, and commodity markets. This pushed down bond yields, which, in turn, was a negative for the fund's short U.S. duration strategy, a position implemented with swaps and designed to exploit rising interest rates in the United States.

An ongoing global commodity glut pressured the currencies of commodity exporting countries. Oil price weakness in particular was a negative for the fund's long Mexican peso versus Australian dollar strategy, implemented with currency forward contracts.

How about the strategies that generated positive contributions?

Small-cap stocks underperformed large caps, and this was beneficial for the fund's U.S. equity technology versus small-cap and U.S. large-cap versus small-cap relative value strategies. These approaches tend to offer the fund a measure of protection during periods of equity market downturns, as small-cap stocks tend to suffer disproportionately during such environments.

The build-up of expectations for higher interest rates in the United States proved beneficial for the fund's U.S. butterfly strategy, which we established through the swap market. We implemented the position in anticipation of changes in the shape of the U.S. Treasury yield curve, a measure of the

COUNTRY COMPOSITION AS OF 1/31/16 (%)

United States	71.0
United Kingdom	5.3
Mexico	5.1
Germany	3.6
France	2.7
Switzerland	2.6
Italy	1.5
Netherlands	1.5
Finland	1.0
Ireland	0.9
Other countries	4.8
TOTAL	100.0
As a percentage of net assets.
The percentages above do not reflect country exposure gained through certain currency derivatives.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       6

term structure of interest rates at a given point in time. The monetary policy sensitive leg of the strategy, with short exposure to duration, received a boost from an increase in the fed funds rate. This was complemented by strong performance derived from long exposure to duration in the strategy's middle leg, which benefited from a decline in medium-term interest rates. (The long end leg, which was positioned for a rise in long-term rates, suffered a loss.)

The Fed's rate hike was also positive for the fund's long U.S. dollar directional currency strategies versus the euro, and versus the Korean won, both implemented in the foreign exchange forward market. The fund's long equity variance strategy benefited from elevated price volatility in global equity markets.

The flight to safety was also positive for the fund's Australian duration strategy (implemented through government bond futures) and its Australian forward-start interest-rate strategy (implemented through swaps).

Any recent strategy change examples you'd like to highlight?

We closed the fund's Brazilian government bonds strategy prior to the close of the period. We also closed the fund's European equity banks versus insurers strategy. The challenging earnings and capital outlook is now expected to persist for longer than we'd previously thought. Regulatory pressures, which are lowering returns on equity for banks, continue to overwhelm central bank monetary policies. Actually, ECB policy has proven less supportive than expected as negative deposit rates have reduced bank revenues. We still believe that low European interest rates are a negative driver for the capital position of European life insurance companies, but we no longer believe this is significant enough to cause underperformance in the insurance sector. Continued earnings and dividend growth, absent from many other areas of the market, are likely continue to support insurance stocks in Europe.

MANAGED BY

Guy Stern, CFA On the fund since 2008 Investing since 1983

The views expressed in this report are exclusively those of Guy Stern, CFA, Standard Life Investments (Corporate Funds) Limited, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-6.67	2.59	-7.91	11.14
Class C2	-3.28	3.17	-4.32	13.72
Class I3	-1.35	4.26	-2.83	18.76
Class R2[3,4]	-1.91	3.65	-3.05	15.93
Class R6[2,4]	-1.32	4.29	-2.81	18.92
Class NAV[4]	-1.32	4.33	-2.81	19.12
Index 1†	0.11	0.10	0.07	0.43
Index 2†	-4.55	10.61	-10.58	51.54

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.63	2.33	1.33	1.73	1.23	1.21
Net (%)	1.63	2.33	1.33	1.73	1.21	1.21

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index; Index 2 is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Absolute Return Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,5	12-19-11	11,372	11,372	10,043	15,154
Class I3	12-19-11	11,876	11,876	10,043	15,154
Class R2[3,4]	12-19-11	11,593	11,593	10,043	15,154
Class R6[2,3]	12-19-11	11,892	11,892	10,043	15,154
Class NAV[3]	12-19-11	11,912	11,912	10,043	15,154

The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-19-11.
2	Class C and Class R6 shares were first offered on 8-1-12 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C and Class R6 shares, as applicable.
3	For certain types of investors as described in the fund's prospectuses.
4	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares, which have lower expenses than Class R2. Had the returns reflected Class R2 expenses, returns would be lower.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$969.40	$7.97	1.61%
Class C	1,000.00	966.00	11.42	2.31%
Class I	1,000.00	971.70	6.44	1.30%
Class R2	1,000.00	969.50	8.42	1.70%
Class R6	1,000.00	971.90	5.90	1.19%
Class NAV	1,000.00	971.90	5.90	1.19%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on August 1, 2015, with the same investment held until January 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 8-1-2015	Ending value on 1-31-2016	Expenses paid during period ended 1-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.00	$8.16	1.61%
Class C	1,000.00	1,013.50	11.69	2.31%
Class I	1,000.00	1,018.60	6.60	1.30%
Class R2	1,000.00	1,016.60	8.62	1.70%
Class R6	1,000.00	1,019.20	6.04	1.19%
Class NAV	1,000.00	1,019.20	6.04	1.19%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       11

Fund's investments

As of 1-31-16 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 11.8%					$1,072,444,400
(Cost $1,150,362,179)
Australia 0.2%					17,747,962
APT Pipelines, Ltd.	1.375	03-22-22	EUR	900,000	889,702
APT Pipelines, Ltd.	2.000	03-22-27	EUR	1,500,000	1,382,138
Australia Pacific Airports Melbourne Pty, Ltd.	1.750	10-15-24	EUR	800,000	861,107
BHP Billiton Finance USA, Ltd.	5.000	09-30-43		4,200,000	3,752,456
Commonwealth Bank of Australia (S)	4.500	12-09-25		1,395,000	1,402,752
FMG Resources August 2006 Pty, Ltd. (S)	9.750	03-01-22		455,000	394,713
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000	11-12-24	EUR	2,064,000	2,202,978
Origin Energy Finance, Ltd.	3.500	10-04-21	EUR	900,000	845,458
Rio Tinto Finance USA, Ltd.	5.200	11-02-40		868,000	768,118
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250	09-22-70	EUR	1,660,000	1,587,059
Scentre Group Trust 1	1.500	07-16-20	EUR	1,800,000	1,993,870
Scentre Group Trust 2	3.250	09-11-23	EUR	1,360,000	1,667,611
Austria 0.0%					1,928,486
JBS Investments GmbH (S)	7.750	10-28-20		282,000	249,570
UniCredit Bank Austria AG	2.625	01-30-18	EUR	1,500,000	1,678,916
Belgium 0.1%					4,720,522
Belfius Bank SA	1.125	05-22-17	EUR	100,000	109,609
Belfius Bank SA	2.250	09-26-18	EUR	2,300,000	2,611,156
KBC Groep NV (1.875% to 3-11-22, then 5 Year Euro Swap Rate + 1.500%)	1.875	03-11-27	EUR	1,500,000	1,571,566
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625	03-19-19	EUR	400,000	428,191
Brazil 0.0%					2,461,224
Petrobras Global Finance BV	2.750	01-15-18	EUR	1,300,000	1,164,236
Vale SA	3.750	01-10-23	EUR	380,000	288,001
Vale SA	4.375	03-24-18	EUR	980,000	1,008,987
Canada 0.3%					24,197,520
Air Canada (S)	8.750	04-01-20		1,166,000	1,237,418
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05-15-21		612,757	602,034
Cascades, Inc. (S)	5.500	07-15-22		1,170,000	1,120,275
Cascades, Inc. (S)	5.750	07-15-23		260,000	248,300
CHC Helicopter SA	9.250	10-15-20		900,000	396,000
CHC Helicopter SA	9.375	06-01-21		808,516	149,575
First Quantum Minerals, Ltd. (S)	7.000	02-15-21		618,000	279,645

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       12

	Rate (%)	Maturity date	Par value^		Value
Canada (continued)
First Quantum Minerals, Ltd. (S)	7.250	05-15-22		800,000	$360,000
Garda World Security Corp. (S)	7.250	11-15-21		746,000	589,340
Great-West Lifeco, Inc.	2.500	04-18-23	EUR	2,360,000	2,733,314
Mercer International, Inc.	7.000	12-01-19		420,000	403,200
Mercer International, Inc.	7.750	12-01-22		850,000	784,125
New Red Finance, Inc. (S)	6.000	04-01-22		1,070,000	1,109,456
NOVA Chemicals Corp. (S)	5.000	05-01-25		1,010,000	946,875
Open Text Corp. (S)	5.625	01-15-23		885,000	880,575
Potash Corp. of Saskatchewan, Inc.	3.000	04-01-25		2,320,000	2,159,869
Rogers Communications, Inc.	5.000	03-15-44		5,088,000	5,050,807
Total Capital Canada, Ltd.	1.125	03-18-22	EUR	1,400,000	1,539,512
TransCanada PipeLines, Ltd.	7.625	01-15-39		3,030,000	3,607,200
Cayman Islands 0.0%					4,097,591
IPIC GMTN, Ltd.	2.375	05-30-18	EUR	700,000	780,526
IPIC GMTN, Ltd.	5.875	03-14-21	EUR	2,530,000	3,317,065
Denmark 0.1%					7,366,917
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875	10-04-23	EUR	500,000	573,217
DONG Energy A/S	4.875	12-16-21	EUR	129,000	168,759
DONG Energy A/S	4.875	01-12-32	GBP	1,200,000	1,873,034
DONG Energy A/S	6.500	05-07-19	EUR	800,000	1,031,305
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875	07-08-99	EUR	1,350,000	1,474,197
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250	06-26-99	EUR	636,000	704,031
Nykredit Holding AS (2.750% to 11-17-22, then 5 Year Euro Swap Rate + 2.200%)	2.750	11-17-27	EUR	1,450,000	1,542,374
Finland 0.0%					373,096
Fortum OYJ	4.000	05-24-21	EUR	300,000	373,096
France 0.9%					80,009,341
Aeroports de Paris	1.500	07-24-23	EUR	1,100,000	1,236,487
Aeroports de Paris	1.500	04-07-25	EUR	1,400,000	1,557,289
Alstom SA	3.625	10-05-18	EUR	700,000	815,542
Areva SA	3.250	09-04-20	EUR	400,000	386,216
Arkema SA	1.500	01-20-25	EUR	600,000	633,971
Autoroutes du Sud de la France SA	2.950	01-17-24	EUR	200,000	244,277
Autoroutes du Sud de la France SA	7.375	03-20-19	EUR	750,000	987,644
Banque Federative du Credit Mutuel SA	3.000	11-28-23	EUR	500,000	618,454
BNP Paribas SA	2.250	01-13-21	EUR	1,000,000	1,168,716
BNP Paribas SA	2.500	08-23-19	EUR	500,000	584,228
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781	07-02-18	EUR	400,000	487,435
BPCE SA	0.625	04-20-20	EUR	1,900,000	2,066,521

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       13

	Rate (%)	Maturity date	Par value^		Value
France (continued)
BPCE SA	2.000	04-24-18	EUR	800,000	$902,493
BPCE SA	5.150	07-21-24		1,300,000	1,302,579
Casino Guichard Perrachon SA	2.798	08-05-26	EUR	1,000,000	897,685
Casino Guichard Perrachon SA	3.311	01-25-23	EUR	1,000,000	979,435
Casino Guichard Perrachon SA	4.472	04-04-16	EUR	700,000	763,046
Casino Guichard Perrachon SA	4.726	05-26-21	EUR	1,300,000	1,412,181
Christian Dior SE	4.000	05-12-16	EUR	800,000	875,059
Cie Financiere et Industrielle des Autoroutes SA	5.000	05-24-21	EUR	300,000	395,503
Credit Agricole SA	2.625	03-17-27	EUR	1,100,000	1,139,890
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500	06-23-21	EUR	700,000	751,302
Credit Agricole SA (6.637% to 5-31-17, then 3 month LIBOR + 1.232%) (Q)	6.637	05-31-17		500,000	500,978
Credit Logement SA (P) (Q)	1.021	03-16-16	EUR	1,450,000	1,232,143
Dexia Credit Local SA (P)	0.508	07-10-17	EUR	600,000	605,700
Electricite de France SA (S)	3.625	10-13-25		2,166,000	2,159,502
Electricite de France SA	4.625	04-26-30	EUR	950,000	1,285,696
Electricite de France SA	5.625	02-21-33	EUR	790,000	1,185,725
Electricite de France SA	6.125	06-02-34	GBP	850,000	1,434,700
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441% (Q)	4.125	01-22-22	EUR	1,400,000	1,392,311
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000	01-22-26	EUR	1,400,000	1,368,847
Engie SA (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.895%) (Q)	3.875	06-02-24	EUR	900,000	939,025
Eutelsat SA	2.625	01-13-20	EUR	2,800,000	3,233,323
Eutelsat SA	5.000	01-14-19	EUR	100,000	122,072
Holding d'Infrastructures de Transport SAS	2.250	03-24-25	EUR	1,200,000	1,318,792
Infra Park SAS	1.250	10-16-20	EUR	1,500,000	1,652,304
Infra Park SAS	2.125	04-16-25	EUR	500,000	558,589
Ingenico Group SA	2.500	05-20-21	EUR	1,400,000	1,553,210
Klepierre	1.000	04-17-23	EUR	1,100,000	1,164,517
Lafarge SA	4.750	09-30-20	EUR	810,000	1,006,607
Lagardere SCA	4.125	10-31-17	EUR	900,000	1,021,412
Legrand SA	4.375	03-21-18	EUR	600,000	705,563
Mercialys SA	1.787	03-31-23	EUR	1,400,000	1,360,093
Numericable-SFR SAS	5.375	05-15-22	EUR	200,000	222,355
Numericable-SFR SAS	5.625	05-15-24	EUR	250,000	274,786
Numericable-SFR SAS (S)	6.000	05-15-22		850,000	837,250
Numericable-SFR SAS (S)	6.250	05-15-24		1,175,000	1,145,625
Orange SA	3.875	01-14-21	EUR	1,300,000	1,628,710
Orange SA	8.125	01-28-33	EUR	790,000	1,452,520
Orange SA	9.000	03-01-31		3,359,000	4,833,645
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000	10-01-26	EUR	1,850,000	1,949,397

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       14

	Rate (%)	Maturity date	Par value^		Value
France (continued)
Pernod Ricard SA	5.000	03-15-17	EUR	1,100,000	$1,254,208
RCI Banque SA	1.750	07-06-16	EUR	540,000	587,676
RCI Banque SA	4.250	04-27-17	EUR	780,000	880,988
Renault SA	4.625	09-18-17	EUR	600,000	687,402
RTE Reseau de Transport d'Electricite SA	1.625	11-27-25	EUR	1,700,000	1,826,052
Sanofi	2.500	11-14-23	EUR	700,000	850,564
SGD Group SAS	5.625	05-15-19	EUR	580,000	617,844
Societe Des Autoroutes Paris-Rhin-Rhone	1.125	01-15-21	EUR	1,800,000	1,979,154
Societe Des Autoroutes Paris-Rhin-Rhone	1.875	01-15-25	EUR	1,900,000	2,143,735
Societe Des Autoroutes Paris-Rhin-Rhone	4.875	01-21-19	EUR	400,000	489,446
Societe Fonciere Lyonnaise SA	1.875	11-26-21	EUR	600,000	651,645
Societe Generale SA	4.000	06-07-23	EUR	400,000	469,138
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500	09-16-26	EUR	1,500,000	1,594,083
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	460,000	492,693
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18		750,000	782,186
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375	09-04-19	EUR	500,000	652,722
SPCM SA	2.875	06-15-23	EUR	575,000	585,473
SPCM SA (S)	6.000	01-15-22		1,050,000	1,057,875
Suez Environnement Company	1.750	09-10-25	EUR	1,100,000	1,232,970
Total SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250	02-26-21	EUR	1,400,000	1,392,928
Transport et Infrastructures Gaz France SA	2.200	08-05-25	EUR	1,300,000	1,429,209
Germany 0.4%					39,806,261
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250	03-18-26	EUR	1,250,000	1,395,655
Allianz SE (2.241% to 7-7-25, then 3 month EURIBOR + 2.650%)	2.241	07-07-45	EUR	2,400,000	2,405,494
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR Swap Rate + 3.200%) (Q)	3.375	09-18-24	EUR	1,400,000	1,473,020
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750	10-24-23	EUR	2,600,000	3,004,003
Commerzbank AG	7.750	03-16-21	EUR	1,500,000	1,916,177
Daimler AG	1.400	01-12-24	EUR	1,900,000	2,091,830
Deutsche Bank AG	1.250	09-08-21	EUR	1,100,000	1,184,172
Fresenius Finance BV	3.000	02-01-21	EUR	700,000	808,612
HT1 Funding GmbH (6.352% to 6-30-17, then 12 month EURIBOR + 2.000%) (Q)	6.352	06-30-17	EUR	550,000	600,727
Muenchener Rueckversicherungs-Gesellschaft AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250	05-26-42	EUR	500,000	657,609
RWE Finance BV	6.500	08-10-21	EUR	320,000	434,680

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       15

	Rate (%)	Maturity date	Par value^		Value
Germany (continued)
Schaeffler Finance BV	4.250	05-15-18	EUR	520,000	$571,530
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	900,000	952,660
Unitymedia Hessen GmbH & Company KG	5.750	01-15-23	EUR	81,000	92,725
Volkswagen International Finance NV	0.875	01-16-23	EUR	2,523,000	2,519,772
Volkswagen International Finance NV	1.625	01-16-30	EUR	166,000	156,383
Volkswagen International Finance NV	2.000	03-26-21	EUR	718,000	789,669
Volkswagen International Finance NV	3.250	01-21-19	EUR	600,000	684,623
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500	03-20-30	EUR	2,452,000	2,129,219
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year Euro Swap Rate + 2.534%) (Q)	3.750	03-24-21	EUR	1,550,000	1,525,347
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875	09-04-18	EUR	390,000	406,843
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625	03-24-26	EUR	1,733,000	1,735,748
Volkswagen Leasing GmbH	2.625	01-15-24	EUR	1,464,000	1,627,696
Volkswagen Leasing GmbH	3.250	05-10-18	EUR	1,100,000	1,243,308
Vonovia Finance BV	2.125	07-25-16	EUR	1,300,000	1,420,591
Vonovia Finance BV	2.250	12-15-23	EUR	1,800,000	1,977,641
Vonovia Finance BV	3.125	07-25-19	EUR	1,100,000	1,274,233
Vonovia Finance BV	3.625	10-08-21	EUR	1,100,000	1,317,575
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000	12-17-21	EUR	2,600,000	2,649,752
Vonovia Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625	04-08-74	EUR	700,000	758,967
Guernsey, Channel Islands 0.0%					2,453,503
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875	02-24-41		2,400,000	2,453,503
Hong Kong 0.0%					3,597,383
Hutchison Whampoa Finance 14, Ltd.	1.375	10-31-21	EUR	3,300,000	3,597,383
India 0.0%					611,047
Samvardhana Motherson Automotive Systems Group BV	4.125	07-15-21	EUR	600,000	611,047
Ireland 0.4%					39,172,459
Actavis Funding SCS	4.750	03-15-45		3,010,000	3,015,129
AerCap Ireland Capital, Ltd.	4.250	07-01-20		739,000	720,433
AerCap Ireland Capital, Ltd.	5.000	10-01-21		2,353,000	2,347,118
Aquarius & Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250	10-02-43	EUR	137,000	159,836

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       16

	Rate (%)	Maturity date	Par value^		Value
Ireland (continued)
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		560,000	$574,197
Ardagh Packaging Finance PLC	4.250	01-15-22	EUR	400,000	428,631
Ardagh Packaging Finance PLC (S)	7.000	11-15-20		70,588	66,882
Ardagh Packaging Finance PLC (S)	9.125	10-15-20		505,000	506,263
Bank of Ireland	1.250	04-09-20	EUR	1,500,000	1,635,850
Bank of Ireland	2.000	05-08-17	EUR	3,100,000	3,423,114
Bank of Ireland	3.250	01-15-19	EUR	300,000	347,116
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375	06-18-20	EUR	550,000	604,771
Cloverie PLC	1.750	09-16-24	EUR	400,000	443,453
ESB Finance, Ltd.	2.125	06-08-27	EUR	2,100,000	2,359,311
ESB Finance, Ltd.	3.494	01-12-24	EUR	500,000	631,281
ESB Finance, Ltd.	4.375	11-21-19	EUR	1,100,000	1,367,079
ESB Finance, Ltd.	6.250	09-11-17	EUR	464,000	551,110
FCA Capital Ireland PLC	2.000	10-23-19	EUR	1,500,000	1,636,836
FCA Capital Ireland PLC	2.875	01-26-18	EUR	400,000	445,076
FCA Capital Ireland PLC	4.000	10-17-18	EUR	750,000	862,422
Fly Leasing, Ltd.	6.375	10-15-21		878,000	849,465
GAS Networks Ireland	3.625	12-04-17	EUR	450,000	517,949
GE Capital European Funding	0.800	01-21-22	EUR	4,373,000	4,749,431
GE Capital European Funding	2.625	03-15-23	EUR	400,000	483,238
GE Capital European Funding	4.625	02-22-27	EUR	500,000	722,334
GE Capital International Funding Company (S)	4.418	11-15-35		7,925,000	8,145,157
Smurfit Kappa Acquisitions	4.125	01-30-20	EUR	615,000	716,776
Willow No 2 Ireland PLC	3.375	06-27-22	EUR	700,000	862,201
Israel 0.0%					3,252,231
Teva Pharmaceutical Finance IV BV	2.875	04-15-19	EUR	1,700,000	1,941,196
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	1,300,000	1,311,035
Italy 0.3%					29,867,692
2i Rete Gas SpA	1.125	01-02-20	EUR	2,400,000	2,615,145
Assicurazioni Generali SpA	5.125	09-16-24	EUR	500,000	674,705
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750	12-12-42	EUR	1,800,000	2,315,191
Edison SpA	3.875	11-10-17	EUR	1,020,000	1,172,691
Enel Finance International NV	1.966	01-27-25	EUR	1,879,000	2,107,673
Enel Finance International NV	5.000	09-14-22	EUR	900,000	1,207,640
Enel Finance International NV (S)	6.800	09-15-37		3,733,000	4,558,811
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000	01-15-75	EUR	1,080,000	1,198,547
Eni SpA	4.000	06-29-20	EUR	100,000	122,563
Eni SpA (S)	5.700	10-01-40		300,000	280,946
Intesa Sanpaolo SpA	1.125	03-04-22	EUR	700,000	743,526
Intesa Sanpaolo SpA	2.000	06-18-21	EUR	1,200,000	1,346,145

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       17

	Rate (%)	Maturity date	Par value^		Value
Italy (continued)
Intesa Sanpaolo SpA	3.000	01-28-19	EUR	1,100,000	$1,269,753
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	1,000,000	1,090,049
Intesa Sanpaolo SpA	4.000	11-09-17	EUR	100,000	115,381
Intesa Sanpaolo SpA	4.125	09-19-16	EUR	200,000	222,049
Intesa Sanpaolo SpA	4.375	10-15-19	EUR	1,200,000	1,462,942
Intesa Sanpaolo SpA	5.000	02-28-17	EUR	2,300,000	2,618,311
Intesa Sanpaolo SpA	6.625	09-13-23	EUR	530,000	677,552
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q) (S)	7.700	09-17-25		450,000	437,090
UniCredit SpA	5.650	07-24-18	EUR	1,500,000	1,804,499
UniCredit SpA	5.650	08-24-18	EUR	900,000	1,087,905
Wind Acquisition Finance SA	4.000	07-15-20	EUR	400,000	423,855
Wind Acquisition Finance SA	7.000	04-23-21	EUR	300,000	314,723
Jamaica 0.0%					1,044,634
Digicel Group, Ltd. (S)	8.250	09-30-20		308,000	249,134
Digicel, Ltd. (S)	6.750	03-01-23		925,000	795,500
Japan 0.0%					2,812,000
Sumitomo Mitsui Banking Corp.	1.000	01-19-22	EUR	2,600,000	2,812,000
Jersey, Channel Islands 0.1%					4,801,056
AA Bond Company, Ltd.	4.720	07-02-43	GBP	1,850,000	2,740,293
CPUK Finance, Ltd.	7.000	08-28-20	GBP	600,000	865,631
ProSecure Funding LP	4.668	06-30-16	EUR	1,100,000	1,195,132
Luxembourg 0.1%					12,505,591
Altice Financing SA	5.250	02-15-23	EUR	450,000	474,124
Altice Luxembourg SA	7.250	05-15-22	EUR	320,000	328,498
Altice Luxembourg SA (S)	7.750	05-15-22		1,105,000	1,030,413
Ardagh Finance Holdings SA, PIK	8.375	06-15-19	EUR	182,328	187,855
Bilbao Luxembourg SA, PIK	10.500	12-01-18	EUR	481,996	401,633
Cabot Financial Luxembourg SA	6.500	04-01-21	GBP	100,000	131,619
Cabot Financial Luxembourg SA	8.375	08-01-20	GBP	250,000	359,041
Garfunkelux Holdco 2 SA	11.000	11-01-23	GBP	250,000	337,140
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	425,000	594,632
GELF Bond Issuer I SA	1.750	11-22-21	EUR	1,750,000	1,883,369
Glencore Finance Europe SA	1.250	03-17-21	EUR	700,000	552,324
Glencore Finance Europe SA	2.750	04-01-21	EUR	110,000	92,128
Glencore Finance Europe SA	3.375	09-30-20	EUR	1,600,000	1,396,361
Glencore Finance Europe SA	5.250	03-22-17	EUR	1,200,000	1,287,135
INEOS Group Holdings SA	5.750	02-15-19	EUR	350,000	369,931
INEOS Group Holdings SA (S)	5.875	02-15-19		520,000	505,050
INEOS Group Holdings SA (S)	6.125	08-15-18		545,000	544,319
Prologis International Funding II SA	2.750	10-23-18	EUR	300,000	341,539
Prologis International Funding II SA	2.875	04-04-22	EUR	1,475,000	1,688,480

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       18

	Rate (%)	Maturity date	Par value^		Value
Mexico 0.1%					$13,174,137
America Movil SAB de CV	3.000	07-12-21	EUR	1,660,000	1,976,975
America Movil SAB de CV	4.125	10-25-19	EUR	400,000	486,417
America Movil SAB de CV	4.750	06-28-22	EUR	600,000	789,243
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125	09-06-73	EUR	900,000	998,134
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375	09-06-73	EUR	600,000	663,802
Cemex SAB de CV (S)	7.250	01-15-21		375,000	357,188
Grupo Televisa SAB	5.000	05-13-45		2,380,000	2,011,750
Mexichem SAB de CV (S)	5.875	09-17-44		2,490,000	2,023,125
Petroleos Mexicanos	3.125	11-27-20	EUR	2,000,000	2,079,382
Petroleos Mexicanos	5.500	01-09-17	EUR	630,000	707,640
Petroleos Mexicanos	6.375	08-05-16	EUR	973,000	1,080,481
Netherlands 0.6%					52,400,659
ABN AMRO Bank NV (2.875% to 1-18-23, then 5 Year Euro Swap Rate + 2.450%)	2.875	01-18-28	EUR	1,500,000	1,628,377
Achmea BV	2.500	11-19-20	EUR	2,460,000	2,845,812
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250	11-27-18	EUR	1,000,000	1,119,695
Allianz Finance II BV	3.000	03-13-28	EUR	500,000	630,594
BAT Netherlands Finance BV	3.125	03-06-29	EUR	1,620,000	1,945,743
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	2,505,000	2,876,811
BMW Finance NV	2.625	01-17-24	EUR	600,000	719,558
Cooperatieve Rabobank UA	3.375	05-21-25		1,406,000	1,417,470
Cooperatieve Rabobank UA	4.375	08-04-25		3,586,000	3,650,957
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	3,830,000	4,165,730
Deutsche Telekom International Finance BV (S)	4.875	03-06-42		868,000	897,055
Deutsche Telekom International Finance BV	8.750	06-15-30		1,200,000	1,668,466
E.ON International Finance BV	6.750	01-27-39	GBP	750,000	1,322,987
EDP Finance BV	2.625	01-18-22	EUR	1,000,000	1,069,155
EDP Finance BV	4.125	01-20-21	EUR	1,210,000	1,401,873
EDP Finance BV	4.875	09-14-20	EUR	190,000	226,728
General Motors Financial International BV	0.850	02-23-18	EUR	1,900,000	2,048,298
General Motors Financial International BV	1.875	10-15-19	EUR	600,000	660,151
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500	11-21-23	EUR	785,000	895,753
InterXion Holding NV	6.000	07-15-20	EUR	475,000	535,765
JAB Holdings BV	1.500	11-24-21	EUR	1,400,000	1,485,673
JAB Holdings BV	2.125	09-16-22	EUR	900,000	971,804
Koninklijke KPN NV	7.500	02-04-19	EUR	778,000	1,016,186
LeasePlan Corp. NV	2.375	04-23-19	EUR	730,000	823,435
LGE HoldCo VI BV	7.125	05-15-24	EUR	560,000	652,518

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       19

	Rate (%)	Maturity date	Par value^		Value
Netherlands (continued)
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375	07-14-66	EUR	1,020,000	$1,134,741
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500	01-15-26	EUR	1,200,000	1,238,286
Playa Resorts Holding BV (S)	8.000	08-15-20		880,000	895,400
Roche Finance Europe BV	0.875	02-25-25	EUR	1,500,000	1,636,667
Shell International Finance BV	1.625	01-20-27	EUR	700,000	746,851
Shell International Finance BV	4.125	05-11-35		5,918,000	5,457,077
Siemens Financieringsmaatschappij NV (S)	3.250	05-27-25		1,487,000	1,516,603
Siemens Financieringsmaatschappij NV (S)	6.125	08-17-26		1,240,000	1,556,191
Swiss Reinsurance Company (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600	09-01-25	EUR	1,300,000	1,268,742
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252	05-25-16	EUR	250,000	273,507
Norway 0.1%					5,269,695
DNB Bank ASA	4.375	02-24-21	EUR	610,000	783,301
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000	09-26-23	EUR	540,000	601,516
Lock Lower Holding AS	9.500	08-15-22	EUR	325,000	350,677
Silk Bidco AS	7.500	02-01-22	EUR	650,000	711,646
Statkraft AS	2.500	11-28-22	EUR	1,304,000	1,544,587
Statkraft AS	6.625	04-02-19	EUR	990,000	1,277,968
Portugal 0.0%					120,011
Portugal Telecom International Finance BV	5.875	04-17-18	EUR	200,000	120,011
Spain 0.3%					26,529,889
Amadeus Capital Markets SA Sociedad Unipersonal	4.875	07-15-16	EUR	1,130,000	1,249,208
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (Q)	6.750	02-18-20	EUR	1,000,000	1,011,935
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	2,100,000	2,332,569
Enagas Financiaciones SAU	1.250	02-06-25	EUR	1,400,000	1,488,705
Ferrovial Emisiones SA	3.375	01-30-18	EUR	1,100,000	1,260,315
Gas Natural Capital Markets SA	6.000	01-27-20	EUR	1,100,000	1,435,030
Gas Natural Fenosa Finance BV	3.875	04-11-22	EUR	600,000	745,796
Gas Natural Fenosa Finance BV (4.125% to 11-18-22, then 8 Year Euro Swap Rate + 3.353%) (Q)	4.125	11-18-22	EUR	900,000	877,074
Iberdrola International BV	3.000	01-31-22	EUR	900,000	1,087,331
Inmobiliaria Colonial SA	1.863	06-05-19	EUR	1,200,000	1,304,902
Telefonica Emisiones SAU	3.661	09-18-17	EUR	850,000	971,028

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       20

	Rate (%)	Maturity date	Par value^		Value
Spain (continued)
Telefonica Emisiones SAU	3.987	01-23-23	EUR	100,000	$124,173
Telefonica Emisiones SAU	4.710	01-20-20	EUR	600,000	745,458
Telefonica Emisiones SAU	4.967	02-03-16	EUR	1,100,000	1,191,779
Telefonica Emisiones SAU	5.811	09-05-17	EUR	700,000	824,546
Telefonica Europe BV	5.875	02-14-33	EUR	230,000	344,560
Telefonica Europe BV	8.250	09-15-30		3,712,000	4,795,563
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200	12-04-19	EUR	4,300,000	4,425,920
Telefonica Europe BV (5.000% to 3-31-20, then 6 Year Euro Swap Rate + 3.804%) (Q)	5.000	03-31-20	EUR	300,000	313,997
Sweden 0.1%					5,259,187
Investor AB	3.250	09-17-18	EUR	550,000	642,671
Svenska Handelsbanken AB	1.125	12-14-22	EUR	1,650,000	1,815,320
Svenska Handelsbanken AB	4.375	10-20-21	EUR	570,000	746,060
Swedbank AB	0.625	01-04-21	EUR	1,450,000	1,576,605
Vattenfall AB (3.000% to 3-19-27, then 5 Year Euro Swap Rate + 2.511%)	3.000	03-19-77	EUR	583,000	478,531
Switzerland 0.2%					13,287,849
Coca-Cola HBC Finance BV	4.250	11-16-16	EUR	238,000	265,774
Credit Suisse AG	0.500	03-29-18	EUR	2,050,000	2,235,251
Credit Suisse AG	0.625	11-20-18	EUR	1,700,000	1,862,225
Credit Suisse AG	1.125	09-15-20	EUR	1,600,000	1,771,738
Lunar Funding V for Swisscom AG	2.000	09-30-20	EUR	800,000	924,934
UBS AG	0.500	05-15-18	EUR	2,000,000	2,185,742
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	3,050,000	3,482,295
UBS Group AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (Q)	5.750	02-19-22	EUR	500,000	559,890
United Arab Emirates 0.0%					279,967
Glencore Finance Dubai, Ltd.	1.750	05-19-16	EUR	260,000	279,967
United Kingdom 1.4%					122,890,541
Abbey National Treasury Services PLC	0.875	01-13-20	EUR	900,000	979,483
Abbey National Treasury Services PLC	0.875	11-25-20	EUR	2,150,000	2,329,398
Abbey National Treasury Services PLC	1.125	01-14-22	EUR	2,100,000	2,270,771
Abbey National Treasury Services PLC	1.750	01-15-18	EUR	280,000	312,417
Abbey National Treasury Services PLC	2.000	01-14-19	EUR	800,000	903,739
Abbey National Treasury Services PLC	2.625	07-16-20	EUR	1,240,000	1,449,339
Abbey National Treasury Services PLC	3.875	10-15-29	GBP	1,200,000	1,812,364
Abbey National Treasury Services PLC	4.000	03-13-24		2,063,000	2,192,049
Anglo American Capital PLC	1.750	04-03-18	EUR	500,000	435,997
Anglo American Capital PLC	2.750	06-07-19	EUR	2,500,000	1,993,809
Anglo American Capital PLC	3.250	04-03-23	EUR	850,000	593,897
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	395,000	602,237

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       21

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
Aspire Defence Finance PLC	4.674	03-31-40	GBP	879,021	$1,412,716
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375	12-04-45	EUR	700,000	706,044
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875	07-03-44	EUR	400,000	422,922
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR	1,110,000	1,368,955
Babcock International Group PLC	1.750	10-06-22	EUR	1,024,000	1,122,080
Barclays Bank PLC	7.625	11-21-22		1,180,000	1,318,713
Barclays Bank PLC	10.000	05-21-21	GBP	210,000	384,009
Barclays PLC	3.650	03-16-25		3,250,000	3,108,866
Barclays PLC (2.625% to 11-11-20, then 5 Year Euro Swap Rate + 2.450%)	2.625	11-11-25	EUR	900,000	961,958
Barclays PLC (7.875% to 9-15-22, the 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875	09-15-22	GBP	400,000	544,959
BIBBY Offshore Services PLC	7.500	06-15-21	GBP	425,000	375,730
BP Capital Markets PLC	1.109	02-16-23	EUR	1,150,000	1,217,152
BP Capital Markets PLC	1.573	02-16-27	EUR	950,000	971,628
BP Capital Markets PLC	2.213	09-25-26	EUR	525,000	579,148
Brambles Finance PLC	4.625	04-20-18	EUR	530,000	626,492
British Telecommunications PLC	9.625	12-15-30		2,738,000	3,943,988
Centrica PLC (3.000% to 4-10-21, then 5 Year Euro Swap Rate + 2.687%)	3.000	04-10-76	EUR	1,400,000	1,299,405
CNH Industrial Finance Europe SA	2.750	03-18-19	EUR	120,000	127,566
Co-Operative Bank PLC	5.125	09-20-17	GBP	560,000	781,864
Coventry Building Society	2.250	12-04-17	EUR	1,480,000	1,662,268
Coventry Building Society	2.500	11-18-20	EUR	1,400,000	1,630,781
Eversholt Funding PLC	6.359	12-02-25	GBP	600,000	1,066,452
Experian Finance PLC	4.750	02-04-20	EUR	1,540,000	1,928,191
FCE Bank PLC	1.875	04-18-19	EUR	2,400,000	2,680,366
FCE Bank PLC	1.875	06-24-21	EUR	2,650,000	2,917,173
FCE Bank PLC	2.875	10-03-17	EUR	470,000	529,768
Fiat Chrysler Automobiles NV	5.250	04-15-23		370,000	345,025
Fiat Chrysler Finance Europe	4.750	07-15-22	EUR	330,000	370,505
Fiat Chrysler Finance Europe	6.750	10-14-19	EUR	600,000	723,880
Fiat Chrysler Finance Europe	7.000	03-23-17	EUR	1,200,000	1,366,229
Firstgroup PLC	8.125	09-19-18	GBP	270,000	438,032
G4S International Finance PLC	2.625	12-06-18	EUR	400,000	455,806
G4S International Finance PLC	2.875	05-02-17	EUR	881,000	981,708
Grainger PLC	5.000	12-16-20	GBP	525,000	777,146
Hammerson PLC	2.000	07-01-22	EUR	1,300,000	1,443,510
Hammerson PLC	2.750	09-26-19	EUR	760,000	879,242
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461	11-30-18	GBP	400,000	597,093
Heathrow Finance PLC	7.125	03-01-17	GBP	1,480,000	2,185,554

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       22

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
Heathrow Funding, Ltd.	1.500	02-11-32	EUR	1,300,000	$1,286,976
Heathrow Funding, Ltd.	1.875	05-23-22	EUR	700,000	797,290
Heathrow Funding, Ltd.	4.375	01-25-17	EUR	560,000	630,935
Heathrow Funding, Ltd.	4.600	02-15-18	EUR	1,260,000	1,483,640
Heathrow Funding, Ltd.	6.450	12-10-31	GBP	1,100,000	2,089,826
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	380,000	429,451
Imperial Tobacco Finance PLC	2.250	02-26-21	EUR	500,000	569,998
Imperial Tobacco Finance PLC	3.375	02-26-26	EUR	900,000	1,088,269
Imperial Tobacco Finance PLC	5.000	12-02-19	EUR	1,420,000	1,784,461
Imperial Tobacco Finance PLC	8.375	02-17-16	EUR	525,000	570,618
Jaguar Land Rover Automotive PLC	3.875	03-01-23	GBP	1,210,000	1,552,848
Jaguar Land Rover Automotive PLC	5.000	02-15-22	GBP	375,000	529,371
Jaguar Land Rover Automotive PLC (S)	5.625	02-01-23		150,000	147,750
LBG Capital No.2 PLC	15.000	12-21-19	EUR	1,495,000	2,246,858
Leeds Building Society	1.375	05-05-22	EUR	1,300,000	1,384,662
Leeds Building Society	2.625	04-01-21	EUR	1,720,000	1,969,493
Lloyds Bank PLC	3.500	05-14-25		2,170,000	2,206,708
Lloyds Bank PLC	6.500	03-24-20	EUR	1,420,000	1,839,312
Lloyds Bank PLC	6.500	09-17-40	GBP	600,000	1,214,702
Lloyds Bank PLC	9.625	04-06-23	GBP	400,000	763,571
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750	07-09-25	GBP	500,000	770,608
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) (Q)	7.000	06-27-19	GBP	325,000	454,870
Mondi Finance PLC	3.375	09-28-20	EUR	850,000	1,010,132
Mondi Finance PLC	5.750	04-03-17	EUR	310,000	356,048
Motability Operations Group PLC	1.625	06-09-23	EUR	1,500,000	1,699,569
Motability Operations Group PLC	3.250	11-30-18	EUR	710,000	835,108
National Grid PLC	5.000	07-02-18	EUR	861,000	1,038,195
Nationwide Building Society (S)	3.900	07-21-25		2,120,000	2,226,670
Nationwide Building Society	6.750	07-22-20	EUR	450,000	591,151
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR	980,000	1,080,911
Provident Financial PLC	8.000	10-23-19	GBP	610,000	975,040
Rentokil Initial PLC	3.250	10-07-21	EUR	1,200,000	1,435,962
Rio Tinto Finance USA PLC	4.750	03-22-42		880,000	735,547
Santander UK Group Holdings PLC (7.375% to 6-24-22, then 5 Year British Pound Swap Rate + 5.543%) (Q)	7.375	06-24-22	GBP	400,000	558,362
Sensata Technologies UK Financing Company PLC (S)	6.250	02-15-26		1,400,000	1,428,000
SSE PLC	1.750	09-08-23	EUR	1,150,000	1,272,161

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       23

	Rate (%)	Maturity date	Par value^		Value
United Kingdom (continued)
SSE PLC (2.375% to 4-1-21, then 5 Year Euro Swap Rate + 1.989%) (Q)	2.375	04-01-21	EUR	1,100,000	$1,080,503
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625	10-01-17	EUR	760,000	858,395
Tesco Corporate Treasury Services PLC	1.375	07-01-19	EUR	350,000	367,933
Tesco PLC	3.375	11-02-18	EUR	1,000,000	1,120,444
The Royal Bank of Scotland Group PLC	1.625	06-25-19	EUR	1,600,000	1,762,662
The Royal Bank of Scotland Group PLC	5.375	09-30-19	EUR	164,000	209,057
The Royal Bank of Scotland Group PLC	6.934	04-09-18	EUR	642,000	768,258
The Royal Bank of Scotland Group PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625	03-25-24	EUR	760,000	839,076
The Royal Bank of Scotland Group PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625	09-22-21	EUR	1,374,000	1,492,303
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500	08-10-20		896,000	909,440
Thomas Cook Group PLC	7.750	06-22-17	GBP	475,000	700,634
Tullow Oil PLC (S)	6.000	11-01-20		675,000	428,625
Tullow Oil PLC	6.250	04-15-22		200,000	123,980
United Utilities Water, Ltd.	4.250	01-24-20	EUR	1,500,000	1,857,814
Urenco Finance NV	2.375	12-02-24	EUR	1,100,000	1,158,157
Virgin Media Finance PLC (S)	6.000	10-15-24		900,000	906,750
Virgin Media Secured Finance PLC	6.000	04-15-21	GBP	585,000	864,120
Vodafone Group PLC	0.875	11-17-20	EUR	942,000	1,019,661
WPP Finance 2010	5.625	11-15-43		2,000,000	2,003,046
WPP Finance SA	2.250	09-22-26	EUR	527,000	589,154
Yorkshire Building Society	2.125	03-18-19	EUR	2,350,000	2,647,032
United States 6.1%					550,405,949
21st Century Fox America, Inc.	4.750	09-15-44		2,210,000	2,092,253
A Schulman, Inc. (S)	6.875	06-01-23		731,000	657,900
ACE INA Holdings, Inc.	4.350	11-03-45		965,000	1,013,111
Affinia Group, Inc.	7.750	05-01-21		1,010,000	1,035,250
Ahern Rentals, Inc. (S)	7.375	05-15-23		900,000	657,000
AK Steel Corp.	7.625	10-01-21		800,000	290,000
Alcoa, Inc.	5.125	10-01-24		94,000	76,963
Alcoa, Inc.	5.900	02-01-27		1,526,000	1,251,320
Altria Group, Inc.	5.375	01-31-44		4,513,000	4,912,473
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21		727,672	733,130
American Airlines 2015-2 Class AA Pass Through Trust	3.600	03-22-29		947,000	951,735
American International Group, Inc.	4.500	07-16-44		3,540,000	3,087,595

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       24

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875	03-15-67	EUR	300,000	$324,176
Amgen, Inc.	3.125	05-01-25		1,478,000	1,431,215
Amgen, Inc.	5.150	11-15-41		921,000	946,093
Amsurg Corp.	5.625	07-15-22		930,000	934,534
Anadarko Petroleum Corp.	6.450	09-15-36		2,950,000	2,361,859
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36		2,000,000	2,033,218
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		1,630,000	1,688,532
Anthem, Inc.	3.500	08-15-24		3,290,000	3,259,791
Approach Resources, Inc.	7.000	06-15-21		370,000	74,000
Aramark Services, Inc. (S)	5.125	01-15-24		218,000	225,085
Asbury Automotive Group, Inc. (S)	6.000	12-15-24		210,000	205,275
Asbury Automotive Group, Inc.	6.000	12-15-24		660,000	645,150
Ashland, Inc.	4.750	08-15-22		890,000	846,613
AT&T, Inc.	1.450	06-01-22	EUR	3,500,000	3,818,648
AT&T, Inc.	2.400	03-15-24	EUR	289,000	327,355
AT&T, Inc.	2.650	12-17-21	EUR	800,000	939,322
AT&T, Inc.	3.400	05-15-25		6,065,000	5,807,195
AT&T, Inc.	3.550	12-17-32	EUR	380,000	447,657
Avis Budget Car Rental LLC	5.500	04-01-23		1,255,000	1,192,250
Bank of America Corp. (P)	0.709	03-28-18	EUR	850,000	912,704
Bank of America Corp.	1.375	09-10-21	EUR	1,900,000	2,072,618
Bank of America Corp.	1.625	09-14-22	EUR	1,800,000	1,972,233
Bank of America Corp.	2.500	07-27-20	EUR	1,040,000	1,206,429
Bank of America Corp.	4.750	04-03-17	EUR	1,400,000	1,597,510
Bank of America Corp.	5.875	02-07-42		4,676,000	5,405,250
Bank of America Corp.	7.750	05-14-38		4,111,000	5,546,047
Baxalta, Inc. (S)	5.250	06-23-45		4,210,000	4,176,451
Berry Plastics Corp. (S)	6.000	10-15-22		1,120,000	1,142,400
Blue Coat Holdings, Inc. (S)	8.375	06-01-23		1,219,000	1,231,190
Boston Scientific Corp.	3.850	05-15-25		3,318,000	3,298,381
Brixmor Operating Partnership LP	3.850	02-01-25		2,250,000	2,207,466
Burlington Northern Santa Fe LLC	4.150	04-01-45		5,315,000	4,927,733
BWAY Holding Company (S)	9.125	08-15-21		990,000	816,750
Calpine Corp. (S)	7.875	01-15-23		900,000	960,750
Cardinal Health, Inc.	4.900	09-15-45		1,141,000	1,169,741
Casella Waste Systems, Inc.	7.750	02-15-19		1,454,000	1,410,380
CCM Merger, Inc. (S)	9.125	05-01-19		1,186,000	1,221,580
CCO Holdings LLC (S)	5.125	05-01-23		744,000	742,047
CCO Holdings LLC	5.750	01-15-24		455,000	468,081
CCO Safari II LLC (S)	6.384	10-23-35		866,000	871,045
CCOH Safari LLC (S)	5.750	02-15-26		470,000	467,591
Celgene Corp.	5.000	08-15-45		2,150,000	2,147,512
Cemex Finance LLC (S)	9.375	10-12-22		1,320,000	1,332,804

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       25

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Centene Escrow Corp. (S)	5.625	02-15-21		256,000	$260,800
Centene Escrow Corp. (S)	6.125	02-15-24		340,000	347,225
CenturyLink, Inc.	5.625	04-01-20		1,096,000	1,068,463
CenturyLink, Inc.	7.600	09-15-39		850,000	637,500
Cequel Communications Holdings I LLC (S)	6.375	09-15-20		530,000	512,113
Chaparral Energy, Inc.	8.250	09-01-21		441,000	74,970
Citigroup, Inc. (P)	1.327	02-10-19	EUR	1,550,000	1,670,315
Citigroup, Inc.	1.375	10-27-21	EUR	600,000	657,604
Citigroup, Inc.	1.750	01-28-25	EUR	448,000	483,071
Citigroup, Inc.	5.000	08-02-19	EUR	620,000	774,141
Citigroup, Inc.	5.500	09-13-25		3,970,000	4,260,767
Citigroup, Inc.	7.375	09-04-19	EUR	2,000,000	2,685,329
Citigroup, Inc.	8.125	07-15-39		2,029,000	2,923,647
Citigroup, Inc. (6.125% to 11-15-20, then 3 month EURIBOR + 4.478%) (Q)	6.125	11-15-20		1,431,000	1,439,486
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		770,000	634,288
Cloud Peak Energy Resources LLC	6.375	03-15-24		869,000	223,768
Comcast Corp.	3.375	08-15-25		1,300,000	1,323,491
Comcast Corp.	4.750	03-01-44		4,649,000	4,759,451
Community Health Systems, Inc.	5.125	08-01-21		885,000	878,363
Crestwood Midstream Partners LP (S)	6.250	04-01-23		1,175,000	713,813
CRH America, Inc. (S)	5.125	05-18-45		2,140,000	2,168,582
CVS Health Corp.	5.125	07-20-45		4,552,000	4,905,763
Daimler Finance North America LLC	8.500	01-18-31		3,338,000	4,922,061
DIRECTV Holdings LLC	2.750	05-19-23	EUR	1,030,000	1,203,924
DIRECTV Holdings LLC	5.150	03-15-42		3,910,000	3,548,868
DISH DBS Corp.	6.750	06-01-21		800,000	816,000
DJO Finco, Inc. (S)	8.125	06-15-21		869,000	729,960
Dollar Tree, Inc. (S)	5.250	03-01-20		794,000	833,700
Dollar Tree, Inc. (S)	5.750	03-01-23		605,000	637,519
Dominion Resources, Inc.	7.000	06-15-38		1,140,000	1,392,236
DR Horton, Inc.	4.000	02-15-20		427,000	432,338
DR Horton, Inc.	4.375	09-15-22		1,111,000	1,105,445
Dr. Pepper Snapple Group, Inc.	3.400	11-15-25		1,010,000	1,009,298
Duke Energy Progress LLC	3.250	08-15-25		1,084,000	1,108,313
Duke Energy Progress LLC	4.200	08-15-45		5,163,000	5,235,907
Eastman Chemical Company	4.650	10-15-44		2,260,000	1,870,482
Eli Lilly & Company	2.750	06-01-25		991,000	997,039
EMD Finance LLC (S)	3.250	03-19-25		4,357,000	4,214,770
Endo Finance LLC (S)	5.750	01-15-22		281,000	279,595
Endo Finance LLC (S)	6.000	07-15-23		245,000	246,225
Energy Transfer Equity LP	5.500	06-01-27		1,123,000	794,523
Energy Transfer Partners LP	6.125	12-15-45		2,300,000	1,815,185
Ensemble S Merger Sub, Inc. (S)	9.000	09-30-23		635,000	590,471

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       26

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Enterprise Products Operating LLC	4.900	05-15-46		3,470,000	$2,885,812
EOG Resources, Inc.	3.150	04-01-25		558,000	513,060
EOG Resources, Inc.	3.900	04-01-35		2,455,000	2,106,913
EP Energy LLC	7.750	09-01-22		672,000	235,200
Equinix, Inc.	5.875	01-15-26		871,000	901,485
ERP Operating LP	4.500	07-01-44		2,123,000	2,172,965
Essex Portfolio LP	3.875	05-01-24		1,053,000	1,076,988
Exelon Corp.	5.100	06-15-45		4,180,000	4,211,881
Exxon Mobil Corp.	3.567	03-06-45		3,430,000	3,105,584
FedEx Corp.	4.750	11-15-45		2,220,000	2,191,568
First Data Corp. (S)	5.000	01-15-24		188,000	188,940
First Data Corp. (S)	5.750	01-15-24		282,000	280,590
First Data Corp. (S)	7.000	12-01-23		741,000	748,410
Florida Power & Light Company	3.250	06-01-24		1,601,000	1,663,338
Florida Power & Light Company	5.690	03-01-40		3,956,000	4,930,300
Ford Motor Company	4.750	01-15-43		4,111,000	3,759,949
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19		491,000	531,508
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22		425,000	460,063
Frontier Communications Corp.	6.875	01-15-25		425,000	337,875
Frontier Communications Corp.	7.625	04-15-24		805,000	678,213
Frontier Communications Corp.	9.000	08-15-31		1,300,000	1,033,500
Frontier Communications Corp. (S)	10.500	09-15-22		105,000	102,638
GCP Applied Technologies, Inc. (S)	9.500	02-01-23		532,000	562,590
General Electric Company	1.250	05-26-23	EUR	1,900,000	2,103,356
GenOn Energy, Inc.	9.500	10-15-18		1,920,000	1,344,000
Georgia-Pacific LLC (S)	3.600	03-01-25		1,415,000	1,404,969
Georgia-Pacific LLC	7.750	11-15-29		2,600,000	3,393,502
Gilead Sciences, Inc.	3.500	02-01-25		4,844,000	4,977,486
GlaxoSmithKline Capital, Inc.	6.375	05-15-38		1,670,000	2,124,288
Golden Nugget Escrow, Inc. (S)	8.500	12-01-21		796,000	772,120
Graphic Packaging International, Inc.	4.875	11-15-22		1,108,000	1,108,000
Greektown Holdings LLC (S)	8.875	03-15-19		1,042,000	1,026,370
Halcon Resources Corp. (S)	12.000	02-15-22		681,000	401,790
Halliburton Company	5.000	11-15-45		1,918,000	1,711,541
Harland Clarke Holdings Corp. (S)	6.875	03-01-20		1,000,000	832,500
Harland Clarke Holdings Corp. (S)	9.250	03-01-21		253,000	174,886
HCA, Inc.	5.250	04-15-25		900,000	922,500
HCA, Inc.	7.500	11-15-95		1,685,000	1,609,175
HealthSouth Corp. (S)	5.750	11-01-24		875,000	863,704
Hess Corp.	5.600	02-15-41		2,109,000	1,503,373
Hiland Partners LP (S)	7.250	10-01-20		2,010,000	1,989,900
Host Hotels & Resorts LP	4.000	06-15-25		2,190,000	2,127,585
HP Enterprise Company (S)	4.900	10-15-25		3,670,000	3,481,032
Innovation Ventures LLC (S)	9.500	08-15-19		735,000	752,916

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       27

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Intel Corp.	3.700	07-29-25		4,923,000	$5,191,377
International Paper Company	5.150	05-15-46		3,290,000	3,005,277
Interval Acquisition Corp. (S)	5.625	04-15-23		955,000	950,225
JBS USA LLC (S)	5.750	06-15-25		70,000	53,550
JBS USA LLC (S)	7.250	06-01-21		224,000	203,000
Johnson & Johnson	4.500	12-05-43		4,610,000	5,185,365
JPMorgan Chase & Co.	1.375	09-16-21	EUR	1,950,000	2,154,616
JPMorgan Chase & Co.	1.500	10-26-22	EUR	1,400,000	1,548,675
JPMorgan Chase & Co.	1.500	01-27-25	EUR	1,700,000	1,843,757
JPMorgan Chase & Co.	2.625	04-23-21	EUR	4,350,000	5,118,148
JPMorgan Chase & Co.	5.625	08-16-43		3,375,000	3,689,567
JPMorgan Chase & Co.	6.400	05-15-38		3,390,000	4,143,190
Kansas City Southern (S)	4.950	08-15-45		2,210,000	2,174,684
Kilroy Realty LP	4.250	08-15-29		2,250,000	2,257,652
Kinder Morgan, Inc.	1.500	03-16-22	EUR	1,000,000	924,354
Kinder Morgan, Inc.	3.050	12-01-19		1,600,000	1,481,112
Kinder Morgan, Inc.	4.300	06-01-25		2,350,000	2,035,737
Kinder Morgan, Inc.	5.550	06-01-45		925,000	724,871
Kindred Healthcare, Inc.	8.000	01-15-20		460,000	419,750
Kindred Healthcare, Inc.	8.750	01-15-23		600,000	537,000
Kinetic Concepts, Inc.	10.500	11-01-18		1,336,000	1,295,920
Kraft Heinz Foods Company (S)	3.950	07-15-25		2,100,000	2,153,103
L Brands, Inc. (S)	6.875	11-01-35		540,000	558,225
Level 3 Financing, Inc. (S)	5.375	01-15-24		222,000	224,220
Light Tower Rentals, Inc. (S)	8.125	08-01-19		500,000	221,250
Lockheed Martin Corp.	4.700	05-15-46		1,940,000	2,053,506
M/I Homes, Inc. (S)	6.750	01-15-21		872,000	845,840
Marriott International, Inc.	3.750	10-01-25		1,419,000	1,430,424
McDonald's Corp.	3.375	05-26-25		1,241,000	1,235,231
McDonald's Corp.	4.875	12-09-45		1,520,000	1,537,893
McGraw Hill Financial, Inc.	4.400	02-15-26		4,240,000	4,391,101
McGraw-Hill Global Education Holdings LLC	9.750	04-01-21		415,000	440,938
McKesson Corp.	4.883	03-15-44		2,476,000	2,491,636
MeadWestvaco Corp.	8.200	01-15-30		2,420,000	3,068,032
Medtronic, Inc.	3.500	03-15-25		1,487,000	1,527,256
Medtronic, Inc.	4.375	03-15-35		3,432,000	3,506,347
Merck & Company, Inc.	1.875	10-15-26	EUR	1,500,000	1,712,474
Merck & Company, Inc.	4.150	05-18-43		4,742,000	4,793,873
MetLife, Inc.	4.600	05-13-46		1,580,000	1,547,267
MetLife, Inc.	5.875	02-06-41		2,720,000	3,209,916
Metropolitan Life Global Funding I	0.875	01-20-22	EUR	2,400,000	2,575,091
Metropolitan Life Global Funding I	1.250	09-17-21	EUR	1,400,000	1,543,468
Metropolitan Life Global Funding I	2.375	09-30-19	EUR	1,900,000	2,200,008
MGM Resorts International	6.000	03-15-23		904,000	901,175

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       28

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
MHGE Parent LLC (S)	8.500	08-01-19		1,170,000	$1,150,988
Microsoft Corp.	3.750	02-12-45		5,331,000	4,907,671
Microsoft Corp.	4.450	11-03-45		681,000	698,876
Milacron LLC (S)	7.750	02-15-21		858,000	759,330
Molex Electronic Technologies LLC (S)	3.900	04-15-25		2,811,000	2,661,986
Moody's Corp.	1.750	03-09-27	EUR	580,000	616,357
Morgan Stanley	1.875	03-30-23	EUR	500,000	556,556
Morgan Stanley	2.375	03-31-21	EUR	1,600,000	1,848,501
Morgan Stanley	4.000	07-23-25		4,230,000	4,308,851
Morgan Stanley	4.350	09-08-26		5,734,000	5,751,844
Morgan Stanley	4.500	02-23-16	EUR	1,450,000	1,574,830
Morgan Stanley	5.375	08-10-20	EUR	500,000	649,271
Morgan Stanley	5.500	10-02-17	EUR	1,240,000	1,461,676
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20		1,942,000	1,921,366
MPG Holdco I, Inc.	7.375	10-15-22		590,000	569,350
National Grid North America, Inc.	0.750	02-11-22	EUR	1,700,000	1,815,754
NCI Building Systems, Inc. (S)	8.250	01-15-23		1,178,000	1,225,120
Neptune Finco Corp. (S)	6.625	10-15-25		617,000	640,060
Neptune Finco Corp. (S)	10.125	01-15-23		200,000	211,500
Neptune Finco Corp. (S)	10.875	10-15-25		448,000	474,824
Netflix, Inc. (S)	5.500	02-15-22		1,190,000	1,225,700
Nordstrom, Inc.	5.000	01-15-44		2,020,000	1,995,172
NPC International, Inc.	10.500	01-15-20		880,000	903,100
NRG Energy, Inc.	7.875	05-15-21		1,050,000	913,500
NRG Energy, Inc.	8.250	09-01-20		350,000	317,625
Oasis Petroleum, Inc.	6.875	03-15-22		700,000	406,000
Occidental Petroleum Corp.	3.500	06-15-25		4,330,000	4,127,958
Oncor Electric Delivery Company LLC	3.750	04-01-45		2,480,000	2,167,012
Oncor Electric Delivery Company LLC	5.250	09-30-40		993,000	1,064,018
Oracle Corp.	4.300	07-08-34		4,310,000	4,228,912
Owens-Brockway Glass Container, Inc. (S)	5.875	08-15-23		497,000	487,681
Pacific Gas & Electric Company	4.300	03-15-45		4,986,000	4,995,623
Pacific LifeCorp (S)	5.125	01-30-43		2,090,000	2,135,593
PaperWorks Industries, Inc. (S)	9.500	08-15-19		950,000	874,000
PepsiCo, Inc.	4.600	07-17-45		3,257,000	3,482,179
Philip Morris International, Inc.	1.875	03-03-21	EUR	1,800,000	2,060,680
Philip Morris International, Inc.	2.750	03-19-25	EUR	450,000	542,763
Philip Morris International, Inc.	2.875	03-03-26	EUR	600,000	730,821
Philip Morris International, Inc.	3.125	06-03-33	EUR	480,000	589,232
Philip Morris International, Inc.	3.375	08-11-25		1,374,000	1,427,188
Philip Morris International, Inc.	6.375	05-16-38		1,786,000	2,241,775
Praxair, Inc.	1.625	12-01-25	EUR	1,700,000	1,892,293
Praxair, Inc.	3.200	01-30-26		623,000	639,939

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       29

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Prologis LP	3.000	01-18-22	EUR	1,300,000	$1,497,631
Prologis LP	3.375	02-20-24	EUR	800,000	932,085
Prospect Medical Holdings, Inc. (S)	8.375	05-01-19		1,725,000	1,774,335
Prudential Financial, Inc.	4.600	05-15-44		2,100,000	2,017,428
Prudential Financial, Inc.	6.200	11-15-40		1,680,000	1,968,570
PulteGroup, Inc.	6.000	02-15-35		409,000	397,753
PulteGroup, Inc.	7.875	06-15-32		615,000	691,875
Quad/Graphics, Inc.	7.000	05-01-22		1,159,000	759,145
Rain CII Carbon LLC	8.500	01-15-21	EUR	675,000	521,107
RELX Capital, Inc.	1.300	05-12-25	EUR	1,500,000	1,595,693
Republic Services, Inc.	5.700	05-15-41		2,308,000	2,652,301
Reynolds American, Inc.	5.850	08-15-45		3,108,000	3,471,170
Riverbed Technology, Inc. (S)	8.875	03-01-23		1,075,000	982,281
Roche Holdings, Inc. (S)	3.000	11-10-25		924,000	932,839
Roche Holdings, Inc. (S)	4.000	11-28-44		3,729,000	3,858,001
Sabine Pass Liquefaction LLC	5.625	02-01-21		1,288,000	1,178,520
SABMiller Holdings, Inc. (S)	4.950	01-15-42		4,528,000	4,585,574
Schlumberger BV (S)	4.000	12-21-25		2,995,000	2,917,424
Service Corp. International	5.375	05-15-24		1,249,000	1,317,695
Shea Homes LP (S)	5.875	04-01-23		274,000	274,343
Simmons Foods, Inc. (S)	7.875	10-01-21		915,000	809,775
Simon Property Group LP	4.250	10-01-44		2,802,000	2,823,592
Sinclair Television Group, Inc.	6.125	10-01-22		860,000	887,950
Sirius XM Radio, Inc. (S)	5.375	04-15-25		1,340,000	1,346,700
Six Flags Entertainment Corp. (S)	5.250	01-15-21		980,000	1,002,050
Spectrum Brands, Inc. (S)	5.750	07-15-25		910,000	932,750
Sprint Capital Corp.	6.875	11-15-28		1,847,000	1,219,020
Sprint Communications, Inc.	6.000	11-15-22		1,861,000	1,251,523
Sprint Corp.	7.250	09-15-21		675,000	486,000
Sprint Corp.	7.625	02-15-25		830,000	566,994
Summit Materials LLC	6.125	07-15-23		600,000	579,000
Swiss Re Treasury US Corp. (S)	4.250	12-06-42		2,230,000	2,193,856
T-Mobile USA, Inc.	6.125	01-15-22		1,525,000	1,551,688
T-Mobile USA, Inc.	6.500	01-15-26		150,000	149,250
T-Mobile USA, Inc.	6.836	04-28-23		415,000	428,488
Target Corp.	4.000	07-01-42		3,829,000	3,796,224
Tenet Healthcare Corp.	4.500	04-01-21		913,000	894,740
Tenet Healthcare Corp.	6.250	11-01-18		520,000	549,900
Tenet Healthcare Corp.	6.750	06-15-23		480,000	441,000
The ADT Corp.	6.250	10-15-21		1,028,000	1,066,550
The Boeing Company	5.875	02-15-40		621,000	799,033
The Dow Chemical Company	3.500	10-01-24		3,395,000	3,297,088
The Dow Chemical Company	4.625	10-01-44		1,012,000	898,969
The Goodyear Tire & Rubber Company	5.125	11-15-23		480,000	490,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       30

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
The Home Depot, Inc.	4.400	03-15-45		4,968,000	$5,123,628
The JM Smucker Company	4.375	03-15-45		4,769,000	4,648,297
The Men's Wearhouse, Inc. (S)	7.000	07-01-22		879,000	628,485
The Procter & Gamble Company	4.875	05-11-27	EUR	100,000	147,995
The Scotts Miracle-Gro Company (S)	6.000	10-15-23		310,000	323,950
The Travelers Companies, Inc.	4.600	08-01-43		480,000	522,380
The Walt Disney Company	3.150	09-17-25		2,026,000	2,087,222
The Williams Companies, Inc.	4.550	06-24-24		1,234,000	805,295
Time Warner, Inc.	3.600	07-15-25		1,083,000	1,051,819
Time Warner, Inc.	4.850	07-15-45		2,190,000	1,976,878
Toyota Motor Credit Corp.	1.000	03-09-21	EUR	1,150,000	1,270,378
UAL 2007-1 Pass Through Trust	6.636	07-02-22		1,060,411	1,121,384
Union Pacific Corp.	4.821	02-01-44		3,190,000	3,427,349
United Airlines 2015-1 Class AA Pass Through Trust	3.450	06-01-29		1,231,000	1,241,771
United Parcel Service, Inc.	6.200	01-15-38		1,696,000	2,213,226
United Rentals North America, Inc.	7.625	04-15-22		1,466,000	1,506,315
United Technologies Corp.	4.500	06-01-42		4,926,000	5,036,175
UnitedHealth Group, Inc.	3.750	07-15-25		866,000	901,464
UnitedHealth Group, Inc.	4.750	07-15-45		4,860,000	5,212,141
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23		1,297,565	1,490,578
Valeant Pharmaceuticals International, Inc.	4.500	05-15-23	EUR	800,000	743,504
Valeant Pharmaceuticals International, Inc. (S)	6.125	04-15-25		400,000	359,500
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21		1,420,000	1,377,400
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20		610,000	600,850
Vander Intermediate Holding II Corp., PIK (S)	9.750	02-01-19		1,419,000	684,668
Vector Group, Ltd.	7.750	02-15-21		1,076,000	1,124,420
Verizon Communications, Inc.	2.375	02-17-22	EUR	776,000	903,869
Verizon Communications, Inc.	3.250	02-17-26	EUR	1,180,000	1,446,639
Verizon Communications, Inc.	3.500	11-01-24		2,140,000	2,127,205
Verizon Communications, Inc.	4.672	03-15-55		2,520,000	2,122,195
Verizon Communications, Inc.	6.550	09-15-43		3,103,000	3,595,846
Viking Cruises, Ltd. (S)	6.250	05-15-25		800,000	668,000
Virginia Electric & Power Company	4.650	08-15-43		2,771,000	2,993,342
Voya Financial, Inc.	5.700	07-15-43		1,890,000	2,220,247
Wachovia Corp.	4.375	11-27-18	EUR	1,100,000	1,316,659
Wal-Mart Stores, Inc.	3.300	04-22-24		1,590,000	1,666,840
Wal-Mart Stores, Inc.	4.875	09-21-29	EUR	200,000	299,827
Wal-Mart Stores, Inc.	5.250	09-01-35		1,890,000	2,204,732
Wal-Mart Stores, Inc.	6.500	08-15-37		4,920,000	6,435,326
Waste Management, Inc.	4.100	03-01-45		4,023,000	3,869,977
Waterjet Holdings, Inc. (S)	7.625	02-01-20		519,000	513,810
Wells Fargo & Company	1.500	09-12-22	EUR	1,200,000	1,331,853
Wells Fargo & Company	2.000	04-27-26	EUR	2,100,000	2,367,123

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       31

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
Wells Fargo & Company	2.125	06-04-24	EUR	327,000	$375,548
Wells Fargo & Company	2.250	09-03-20	EUR	430,000	499,877
Wells Fargo & Company	2.625	08-16-22	EUR	1,600,000	1,900,561
Wells Fargo & Company	4.100	06-03-26		5,572,000	5,655,307
Wells Fargo & Company	5.375	02-07-35		1,333,000	1,520,318
Windstream Services LLC	6.375	08-01-23		1,620,000	1,170,450
XPO Logistics, Inc.	5.750	06-15-21	EUR	275,000	265,157
XPO Logistics, Inc. (S)	6.500	06-15-22		1,488,000	1,331,760
ZF North America Capital, Inc.	2.250	04-26-19	EUR	1,400,000	1,494,840
ZF North America Capital, Inc.	2.750	04-27-23	EUR	700,000	698,845
ZF North America Capital, Inc. (S)	4.750	04-29-25		610,000	571,875
Capital preferred securities 0.0%					$1,557,134
(Cost $1,656,460)
United States 0.0%					1,557,134
GE Capital Trust II (5.500% to 9-15-17, then 3 month EURIBOR + 2.000%)	5.500	09-15-67	EUR	500,000	577,321
GE Capital Trust IV (4.625% to 9-15-16, then 3 month EURIBOR + 1.600%)	4.625	09-15-66	EUR	895,000	979,813
Foreign government obligations 5.3%					$482,675,049
(Cost $599,100,985)
Germany 0.3%					24,053,978
Federal Republic of Germany	0.500	02-15-25	EUR	19,598,000	21,773,841
Federal Republic of Germany	1.000	08-15-24	EUR	1,450,000	1,687,084
Federal Republic of Germany	1.500	05-15-24	EUR	490,000	593,053
Mexico 5.0%					458,621,071
Government of Mexico	6.500	06-10-21	MXN	1,976,974,800	114,338,036
Government of Mexico	7.500	06-03-27	MXN	1,892,930,200	114,561,427
Government of Mexico	8.500	05-31-29	MXN	1,766,707,700	114,960,508
Government of Mexico	10.000	12-05-24	MXN	1,628,501,400	114,761,100
			Shares		Value
Common stocks 24.4%					$2,218,837,444
(Cost $2,314,120,088)
Australia 0.1%					5,158,176
BHP Billiton PLC			254,227		2,468,592
Oil Search, Ltd.			572,339		2,689,584
Austria 0.0%					4,463,328
Oesterreichische Post AG			125,761		4,463,328
Belgium 0.3%					27,773,903
Anheuser-Busch InBev NV			142,564		17,929,685
Umicore SA			267,759		9,844,218

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       32

	Shares	Value
Bermuda 0.1%		$9,647,094
Lazard, Ltd., Class A	209,415	7,536,846
Validus Holdings, Ltd.	47,700	2,110,248
Canada 0.1%		11,862,423
Africa Oil Corp. (I)	310,616	434,823
Alimentation Couche-Tard, Inc., Class B	184,448	8,028,866
Element Financial Corp.	322,362	3,398,734
China 0.1%		9,086,306
Baidu, Inc., ADR (I)	26,942	4,398,820
China Mengniu Dairy Company, Ltd.	282,000	393,418
JD.com, Inc., ADR (I)	136,958	3,565,017
Tianhe Chemicals Group, Ltd. (I) (S)	4,848,409	729,051
Denmark 0.8%		69,707,568
Coloplast A/S, B Shares	113,818	9,344,268
Danske Bank A/S	1,045,768	28,143,136
ISS A/S	190,416	6,731,824
Novo Nordisk A/S, B Shares	456,221	25,488,340
Finland 1.0%		87,897,584
Kesko OYJ, B Shares	188,000	7,542,579
Kone OYJ, B Shares	261,761	11,505,420
Nokia OYJ	4,297,195	30,954,524
Sampo OYJ, A Shares	375,869	18,201,091
Stora Enso OYJ, R Shares	593,600	4,837,664
Wartsila OYJ ABP	330,749	14,856,306
France 1.8%		165,726,648
AXA SA	2,793,558	69,036,108
Klepierre	161,981	7,020,547
Orange SA	1,012,395	17,975,641
Orpea	83,306	6,594,401
Societe BIC SA	102,797	16,742,092
Total SA	342,667	15,221,508
Veolia Environnement SA	821,832	19,813,528
Vivendi SA	612,826	13,322,823
Germany 2.0%		183,261,860
Allianz SE	382,436	61,891,753
Bayer AG	146,737	16,514,620
Covestro AG (I) (S)	166,976	5,561,835
Deutsche Post AG	467,470	11,329,920
Deutsche Telekom AG	1,337,635	23,291,951
GEA Group AG	157,853	6,622,392
Muenchener Rueckversicherungs-Gesellschaft AG	275,900	53,157,775
TUI AG	288,032	4,891,614

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       33

	Shares	Value
Gibraltar 0.0%		$524,491
Bwin Party Digital Entertainment PLC	292,793	524,491
Hong Kong 0.0%		206,671
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Overseas Property Holdings, Ltd. (I)	142,666	17,232
REXLot Holdings, Ltd.	3,350,000	189,439
India 0.0%		842,643
Vedanta Resources PLC	240,303	842,643
Ireland 0.5%		44,866,903
Allegion PLC	163,586	9,906,768
CRH PLC (I)	256,582	6,805,689
Glanbia PLC	300,824	5,711,229
Ryanair Holdings PLC, ADR	233,168	18,268,713
Shire PLC	74,422	4,174,504
Italy 1.2%		109,957,477
Assicurazioni Generali SpA	2,772,450	41,627,444
Atlantia SpA	525,882	13,779,287
Banca Popolare di Milano Scarl	5,843,202	4,797,240
Enel SpA	3,311,859	13,597,364
Intesa Sanpaolo SpA	4,883,321	13,913,334
Mediobanca SpA	1,112,065	8,912,487
Telecom Italia SpA	14,812,160	13,330,321
Japan 0.3%		25,873,522
Kumagai Gumi Company, Ltd.	566,136	1,673,812
Mitsubishi UFJ Financial Group, Inc.	818,128	4,195,278
Mitsui Fudosan Company, Ltd.	249,733	5,878,936
Resorttrust, Inc.	203,854	5,136,029
Seven & I Holdings Company, Ltd.	126,279	5,632,356
Taiheiyo Cement Corp.	1,164,477	3,357,111
Luxembourg 0.1%		4,913,803
RTL Group SA	60,666	4,913,803
Macau 0.0%		3,259,304
Sands China, Ltd.	933,164	3,259,304
Netherlands 0.9%		84,970,700
Aegon NV	5,235,020	29,603,761
Delta Lloyd NV	1,160,265	6,863,787
ING Groep NV	783,474	8,925,518
Koninklijke KPN NV	4,275,830	16,545,882
NN Group NV	363,547	12,316,540
Royal Dutch Shell PLC, A Shares	304,246	6,646,445
Royal Dutch Shell PLC, B Shares	186,743	4,068,767

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       34

	Shares	Value
Norway 0.0%		$4,144,705
Storebrand ASA (I)	1,017,540	4,144,705
Portugal 0.2%		15,563,490
CTT-Correios de Portugal SA	590,015	5,125,212
Galp Energia SGPS SA	564,382	6,696,151
Jeronimo Martins SGPS SA	268,325	3,742,127
Singapore 0.2%		14,942,761
Avago Technologies, Ltd.	111,755	14,942,761
Spain 0.5%		45,817,556
ACS Actividades de Construccion y Servicios SA	240,425	6,108,086
Amadeus IT Holding SA, A Shares	142,469	5,818,225
Bankinter SA	1,857,532	12,962,454
Endesa SA	708,230	13,710,745
Industria de Diseno Textil SA	219,333	7,218,046
Sweden 0.6%		52,223,127
Lundin Petroleum AB (I)	154,315	2,218,681
Securitas AB, B Shares	629,482	9,278,635
Svenska Handelsbanken AB, A Shares	748,216	9,414,355
Swedbank AB, A Shares	693,697	14,548,778
Swedish Match AB	471,222	16,762,678
Switzerland 2.3%		213,000,016
Baloise Holding AG	117,620	14,418,434
Glencore PLC (I)	3,811,857	4,914,632
Nestle SA	147,257	10,848,781
Novartis AG	211,371	16,375,641
Partners Group Holding AG	37,335	13,465,043
Roche Holding AG	126,761	32,834,181
Swiss Life Holding AG (I)	74,955	19,106,374
Syngenta AG	33,651	12,390,813
UBS Group AG	1,268,174	20,956,794
Zurich Insurance Group AG (I)	305,367	67,689,323
United Kingdom 3.9%		350,455,281
AA PLC	1,436,264	6,054,299
Anglo American PLC	201,352	803,141
ARM Holdings PLC	737,662	10,523,081
Ashtead Group PLC	251,351	3,242,517
AstraZeneca PLC	120,705	7,772,303
Aviva PLC	640,886	4,420,065
Babcock International Group PLC	952,322	12,479,835
Barclays PLC	4,311,060	11,535,913
Barratt Developments PLC	512,237	4,393,849
Bellway PLC	255,692	10,152,997

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       35

	Shares	Value
United Kingdom (continued)
Berkeley Group Holdings PLC	68,894	$3,483,066
BG Group PLC	275,923	4,175,513
BP PLC	2,301,117	12,426,608
British American Tobacco PLC	155,445	8,661,984
BT Group PLC	3,274,359	22,788,372
BTG PLC (I)	199,642	1,673,118
Burberry Group PLC	189,651	3,250,071
Capita PLC	162,632	2,737,564
Carillion PLC	585,792	2,302,226
Close Brothers Group PLC	121,523	2,239,045
Crest Nicholson Holdings PLC	139,721	1,142,583
Derwent London PLC	47,407	2,198,777
Direct Line Insurance Group PLC	801,438	4,304,944
Dixons Carphone PLC	284,632	1,930,361
DS Smith PLC	1,277,917	6,686,402
Enterprise Inns PLC (I)	399,400	525,963
Essentra PLC	242,540	2,548,821
esure Group PLC	287,454	1,030,041
Galliford Try PLC	139,186	2,958,196
GKN PLC	1,255,735	5,024,422
GlaxoSmithKline PLC	539,859	11,121,412
Greene King PLC	171,377	2,158,788
Howden Joinery Group PLC	506,418	3,627,353
HSBC Holdings PLC	2,638,016	18,604,770
IMI PLC	334,044	3,857,278
Imperial Tobacco Group PLC	152,657	8,265,755
Inchcape PLC	535,850	5,509,799
International Consolidated Airlines Group SA	498,228	3,845,216
International Consolidated Airlines Group SA	1,076,670	8,325,579
Interserve PLC	99,857	667,885
ITV PLC	860,526	3,289,699
Jardine Lloyd Thompson Group PLC	234,255	2,792,722
Johnson Matthey PLC	62,366	2,206,180
Kier Group PLC	136,029	2,593,945
Legal & General Group PLC	1,592,793	5,559,390
Lloyds Banking Group PLC	8,342,735	7,816,000
McCarthy & Stone PLC (I) (S)	602,976	2,384,238
National Grid PLC	481,675	6,786,215
Petrofac, Ltd.	169,036	1,926,359
Prudential PLC	524,143	10,297,464
Reckitt Benckiser Group PLC	49,397	4,393,446
RELX PLC	324,573	5,710,719
Rio Tinto PLC	223,082	5,470,394
SABMiller PLC	114,749	6,871,535

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       36

	Shares	Value
United Kingdom (continued)
Senior PLC	351,611	$1,100,135
Severn Trent PLC	110,077	3,454,349
Standard Chartered PLC	137,475	927,411
SVG Capital PLC (I)	230,885	1,618,250
Telecom Plus PLC	113,828	1,636,430
The Restaurant Group PLC	440,751	3,357,880
The Sage Group PLC	1,169,471	10,424,832
Thomas Cook Group PLC (I)	2,890,067	4,421,052
Tullow Oil PLC (I)	164,314	407,258
Unilever PLC	99,542	4,376,366
United Utilities Group PLC	218,659	2,991,629
Vodafone Group PLC	4,247,875	13,654,237
W.S. Atkins PLC	219,684	4,537,234
United States 7.4%		672,690,104
AbbVie, Inc.	48,029	2,636,792
Activision Blizzard, Inc.	173,667	6,047,085
Acuity Brands, Inc.	28,234	5,715,409
Advance Auto Parts, Inc.	49,466	7,521,305
Aetna, Inc.	25,626	2,609,752
Alliance Data Systems Corp. (I)	33,192	6,631,430
Alphabet, Inc., Class A (I)	5,263	4,006,985
Alphabet, Inc., Class C (I)	15,186	11,282,418
Altria Group, Inc.	65,826	4,022,627
Amazon.com, Inc. (I)	5,848	3,432,776
American International Group, Inc.	87,761	4,956,741
American Tower Corp.	155,746	14,693,078
Amgen, Inc.	49,085	7,496,752
Apple, Inc.	66,774	6,499,781
Arthur J. Gallagher & Company	63,405	2,386,564
Avis Budget Group, Inc. (I)	64,221	1,687,086
Bank of America Corp.	2,843,263	40,203,739
BB&T Corp.	336,464	10,988,914
Blackhawk Network Holdings, Inc. (I)	164,083	6,184,288
Boston Scientific Corp. (I)	645,653	11,318,297
Bristol-Myers Squibb Company	48,222	2,997,480
CalAtlantic Group, Inc.	82,053	2,665,902
Cardinal Health, Inc.	55,718	4,533,774
Cavium, Inc. (I)	87,198	5,037,428
CBRE Group, Inc., Class A (I)	211,093	5,904,271
Celgene Corp. (I)	135,117	13,554,937
Citigroup, Inc.	1,100,314	46,851,370
CMS Energy Corp.	202,993	7,892,368
Cognizant Technology Solutions Corp., Class A (I)	60,556	3,833,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       37

	Shares	Value
United States (continued)
Comerica, Inc.	129,646	$4,446,858
Concho Resources, Inc. (I)	16,880	1,605,794
CVS Health Corp.	144,932	13,998,982
Delta Air Lines, Inc.	165,233	7,318,170
Electronic Arts, Inc. (I)	126,280	8,150,743
Eli Lilly & Company	32,289	2,554,060
EOG Resources, Inc.	50,215	3,566,269
Equifax, Inc.	13,998	1,480,988
Equinix, Inc.	23,081	7,168,266
Evercore Partners, Inc., Class A	111,020	5,014,773
Exxon Mobil Corp.	34,373	2,675,938
Facebook, Inc., Class A (I)	150,024	16,834,193
Fifth Third Bancorp	425,426	6,721,731
First Republic Bank	195,159	13,270,812
FleetCor Technologies, Inc. (I)	58,293	7,160,712
Fortune Brands Home & Security, Inc.	270,718	13,154,188
Gilead Sciences, Inc.	39,614	3,287,962
Gulfport Energy Corp. (I)	48,076	1,420,646
Halliburton Company	225,108	7,156,183
Hanesbrands, Inc.	395,762	12,098,444
Hewlett Packard Enterprise Company	492,916	6,782,524
Huntington Bancshares, Inc.	377,331	3,237,500
Ingersoll-Rand PLC	28,841	1,484,446
JPMorgan Chase & Co.	657,268	39,107,446
Kansas City Southern	40,408	2,864,119
KeyCorp.	620,654	6,926,499
Kimberly-Clark Corp.	15,379	1,974,971
LyondellBasell Industries NV, Class A	56,242	4,385,189
M&T Bank Corp.	56,494	6,224,509
Martin Marietta Materials, Inc.	72,120	9,056,830
McKesson Corp.	23,381	3,763,873
Microsoft Corp.	59,118	3,256,811
Mondelez International, Inc., Class A	104,883	4,520,457
Morgan Stanley	64,260	1,663,049
Newell Rubbermaid, Inc.	296,694	11,505,793
OneMain Holdings, Inc. (I)	44,845	1,185,253
People's United Financial, Inc.	256,999	3,693,076
PepsiCo, Inc.	43,575	4,326,998
Pfizer, Inc.	134,062	4,087,550
Regions Financial Corp.	899,051	7,300,294
salesforce.com, Inc. (I)	40,564	2,760,786
Steel Dynamics, Inc.	75,000	1,376,250
Stillwater Mining Company (I)	415,550	2,721,853
SunTrust Banks, Inc.	244,093	8,928,922

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       38

	Shares	Value
United States (continued)
The Charles Schwab Corp.	367,495	$9,382,147
The Hartford Financial Services Group, Inc.	140,853	5,659,474
The Home Depot, Inc.	42,527	5,348,196
The Kraft Heinz Company	103,946	8,114,025
The PNC Financial Services Group, Inc.	196,064	16,988,946
The TJX Companies, Inc.	143,681	10,235,834
Union Pacific Corp.	37,654	2,711,088
UnitedHealth Group, Inc.	33,059	3,807,074
US Bancorp	458,692	18,375,202
Verizon Communications, Inc.	62,024	3,099,339
Vertex Pharmaceuticals, Inc. (I)	15,799	1,433,759
Visteon Corp.	96,036	6,422,888
Wells Fargo & Company	777,835	39,070,652
WR Grace & Company (I)	22,176	1,803,796
Zions Bancorporation	195,054	4,423,825
Rights 0.0%		$106,785
(Cost $0)
ACS Actividades de Construccion y Servicios SA (Expiration Date: 2-12-16) (I) (N)	240,425	106,785
	Shares/Par	Value
Purchased options 1.1%		$99,446,884
(Cost $85,342,214)
Put options 1.1%		99,446,884
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-15-17; Strike Price: EUR 3,400) (I)	4,166	31,830,224
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-16-16; Strike Price: EUR 3,000) (I)	67,000	21,251,638
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000) (I)	3,671	22,385,262
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-14-53; Counterparty: Morgan Stanley) (I)	30,000,000	1,052,767
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-21-53; Counterparty: Morgan Stanley) (I)	10,000,000	350,927
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-7-53; Counterparty: Morgan Stanley) (I)	25,000,000	877,298
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)	25,000,000	877,431
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 5-8-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 5-10-54; Counterparty: Morgan Stanley) (I)	56,000,000	1,965,499
Over the Counter on Apple CBOE FLEX Options (Expiration Date: 6-17-16; Strike Price: $125.00; Counterparty: Morgan Stanley) (I)	3,130	9,108,367

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       39

			Shares/Par	Value
Put options (continued)
Over the Counter on Swiss Market Index (Expiration Date: 3-18-16; Strike Price: CHF 8,700; Counterparty: Morgan Stanley) (I)			19,140	$9,747,471
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 54.5%				$4,950,169,907
(Cost $4,950,513,067)
Certificate of deposit 13.5%				1,225,531,673
Abbey National Treasury Services PLC	0.850	07-15-16	100,000,000	99,979,400
Commerzbank AG	1.000	03-04-16	100,000,000	100,077,732
Commonwealth Bank of Australia	0.410	03-10-16	40,000,000	39,998,360
Credit Agricole SA	0.450	03-03-16	60,000,000	59,993,040
Credit Suisse Group AG	0.530	04-14-16	100,000,000	99,964,000
Goldman Sachs International Bank	0.550	03-10-16	100,000,000	100,010,200
Industrial & Commercial Bank of China, Ltd.	0.560	02-25-16	100,000,000	99,997,600
Mitsubishi UFJ Trust & Banking Corp.	0.679	04-20-16	100,000,000	99,851,200
Mizuho Corporate Bank	0.650	04-15-16	100,000,000	99,987,400
National Australia Bank, Ltd.	0.410	03-11-16	50,000,000	49,997,650
Nationwide Building Society	0.420	02-16-16	76,000,000	76,009,491
Natixis SA	0.760	06-01-16	100,000,000	99,766,000
Qatar National Bank London	0.489	03-16-16	100,000,000	99,924,200
Societe Generale SA	0.580	04-21-16	100,000,000	99,975,400
Commercial paper 11.1%				1,005,473,347
Asian Development Bank	0.450	04-11-16	100,000,000	99,902,000
Banque Federative du Credit Mutuel SA	0.449	02-03-16	100,000,000	99,998,600
Caisse des Depots et Consignations	0.300	02-22-16	100,000,000	99,978,467
Commonwealth Bank of Australia	0.360	02-10-16	64,000,000	63,994,304
Deutsche Bank AG	0.549	03-10-16	100,000,000	99,937,600
European Investment Bank	0.260	02-08-16	100,000,000	99,998,854
KFW	0.325	02-19-16	100,000,000	99,983,900
Landwirtschaftliche Rentenbank	0.579	04-26-16	100,000,000	99,907,900
Nordea Bank AB	0.399	02-10-16	42,000,000	41,995,422
NRW.BANK	0.410	02-09-16	100,000,000	99,994,600
Pohjola Bank PLC	0.669	05-25-16	100,000,000	99,781,700
Time deposits 15.3%				1,389,245,945
BNP Paribas SA	0.300	02-01-16	183,572,453	183,572,453
Danske Bank A/S	0.350	02-01-16	180,142,501	180,142,501
DBS Bank, Ltd.	0.650	05-03-16	50,040,000	50,040,000
DZ Bank AG	0.370	02-01-16	315,611,611	315,611,611
KBC Bank NV	0.250	02-01-16	305,836,726	305,836,726
Lloyds Bank PLC	0.300	02-01-16	154,661,895	154,661,895
Standard Chartered Bank PLC	0.350	02-01-16	199,380,759	199,380,759
U.S. Government 14.0%				1,274,440,300
U.S. Treasury Bill	0.005	02-11-16	100,000,000	99,994,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       40

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.010	02-18-16	100,000,000	$99,989,900
U.S. Treasury Bill (D)	0.015	03-17-16	30,000,000	29,991,300
U.S. Treasury Bill (D)	0.079	02-25-16	120,000,000	119,981,280
U.S. Treasury Bill	0.086	02-04-16	100,000,000	99,998,500
U.S. Treasury Bill	0.130	03-03-16	150,000,000	149,969,700
U.S. Treasury Bill (D)	0.150	03-10-16	25,000,000	24,993,600
U.S. Treasury Bill (D)	0.216	04-14-16	130,000,000	129,925,380
U.S. Treasury Bill (D)	0.238	04-07-16	120,000,000	119,941,200
U.S. Treasury Bill	0.251	04-21-16	150,000,000	149,902,800
U.S. Treasury Bill	0.297	05-05-16	130,000,000	129,885,600
U.S. Treasury Bill	0.330	05-26-16	120,000,000	119,867,040
		Yield (%)	Shares	Value
Money market funds 0.6%				55,478,642
BlackRock Cash Funds - Prime		0.4157(Y)	55,478,642	$55,478,642
Total investments (Cost $9,101,094,993)† 97.1%				$8,825,237,603
Other assets and liabilities, net 2.9%				$266,795,274
Total net assets 100.0%				$9,092,032,877

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $9,117,187,692. Net unrealized depreciation aggregated $291,950,089, of which $177,635,635 related to appreciated investment securities and $469,585,724 related to depreciated investment securities.

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SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       41

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 1-31-16 (unaudited)

Assets
Investments, at value (Cost $9,101,094,993)	$8,825,237,603
Cash	246,641
Foreign currency, at value (Cost $792,706)	792,434
Cash held at broker for futures contracts	165,405,729
Cash collateral for derivative contracts	3,090,116
Receivable for investments sold	6,601,869
Receivable for fund shares sold	66,996,931
Unrealized appreciation on forward foreign currency exchange contracts	86,259,391
Dividends and interest receivable	30,965,197
Swap contracts, at value (including net unamortized upfront payment of $85,847)	75,175,117
Receivable for futures variation margin	2,225,390
Other receivables and prepaid expenses	531,912
Total assets	9,263,528,330
Liabilities
Payable for investments purchased	15,990,546
Payable for delayed delivery securities purchased	596,000
Unrealized depreciation on forward foreign currency exchange contracts	123,360,681
Payable for fund shares repurchased	17,452,024
Written options, at value (Premium received $8,355,635)	1,175,507
Swap contracts, at value	5,980,595
Payable for exchange cleared swaps	4,525,390
Payable to affiliates
Accounting and legal services fees	213,623
Transfer agent fees	1,349,048
Distribution and service fees	1,766
Trustees' fees	8,756
Other liabilities and accrued expenses	841,517
Total liabilities	171,495,453
Net assets	$9,092,032,877
Net assets consist of
Paid-in capital	$9,690,846,758
Accumulated distributions in excess of net investment income	(76,793,952)
Accumulated net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions and swap agreements	(230,144,968)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap agreements	(291,874,961)
Net assets	$9,092,032,877

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STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($1,284,308,048 ÷ 125,277,815 shares)[1]	$10.25
Class C ($342,075,416 ÷ 33,368,011 shares)[1]	$10.25
Class I ($5,660,092,422 ÷ 551,355,932 shares)	$10.27
Class R2 ($7,180,598 ÷ 701,107 shares)	$10.24
Class R6 ($626,086,818 ÷ 61,012,411 shares)	$10.26
Class NAV ($1,172,289,575 ÷ 114,368,920 shares)	$10.25
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.79

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

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STATEMENT OF OPERATIONS   For the six months ended 1-31-16 (unaudited)

Investment income
Interest	$38,733,976
Dividends	28,645,883
Less foreign taxes withheld	(5,213,011)
Total investment income	62,166,848
Expenses
Investment management fees	50,415,659
Distribution and service fees	3,413,315
Accounting and legal services fees	584,618
Transfer agent fees	3,966,034
Trustees' fees	65,880
State registration fees	148,616
Printing and postage	139,135
Professional fees	244,858
Custodian fees	869,273
Registration and filing fees	94,883
Other	78,206
Total expenses	60,020,477
Less expense reductions	(551,184)
Net expenses	59,469,293
Net investment income	2,697,555
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(185,422,242)
Futures contracts	173,194,715
Written options	7,870,769
Swap contracts	10,236,705
5,879,947
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(272,773,846)
Futures contracts	(40,211,910)
Written options	1,969,508
Swap contracts	47,356,720
(263,659,528)
Net realized and unrealized loss	(257,779,581)
Decrease in net assets from operations	($255,082,026)

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-16	Year ended 7-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,697,555	$33,312,756
Net realized gain	5,879,947	699,061,708
Change in net unrealized appreciation (depreciation)	(263,659,528)	(407,316,110)
Increase (decrease) in net assets resulting from operations	(255,082,026)	325,058,354
Distributions to shareholders
From net investment income
Class A	(78,898,528)	(41,547,133)
Class C	(18,561,949)	(8,817,304)
Class I	(361,871,430)	(199,982,330)
Class R2	(400,307)	(77,097)
Class R6	(37,773,858)	(13,840,784)
Class NAV	(79,816,666)	(43,278,341)
Total distributions	(577,322,738)	(307,542,989)
From fund share transactions	1,636,180,292	2,569,879,994
Total increase	803,775,528	2,587,395,359
Net assets
Beginning of period	8,288,257,349	5,700,861,990
End of period	$9,092,032,877	$8,288,257,349
Undistributed (accumulated distributions in excess of) net investment income	($76,793,952)	$497,831,231

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Financial highlights

Class A Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.27		$11.25	$10.84	$10.59	$10.00
Net investment income (loss)[3]	(0.01)		0.03	0.03	0.02	—	[4]
Net realized and unrealized gain (loss) on investments	(0.33)		0.53	0.50	0.33	0.59
Total from investment operations	(0.34)		0.56	0.53	0.35	0.59
Less distributions
From net investment income	(0.68)		(0.54)	(0.12)	(0.03)	—
From net realized gain	—		—	—	(0.07)	—
Total distributions	(0.68)		(0.54)	(0.12)	(0.10)	—
Net asset value, end of period	$10.25		$11.27	$11.25	$10.84	$10.59
Total return (%)[5,6]	(3.06	) [7]	5.15	4.94	3.28	5.90	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,284		$1,080	$971	$1,161	$175
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	[8]	1.67	1.72	1.80	1.97	[8]
Expenses including reductions	1.61	[8]	1.66	1.71	1.80	1.95	[8]
Net investment income (loss)	(0.19	) [8]	0.23	0.27	0.18	(0.01	) [8]
Portfolio turnover (%)	37		80	56	106	33

1	Six months ended 1-31-16. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.

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Class C Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13 [2]
Per share operating performance
Net asset value, beginning of period	$11.23		$11.21	$10.80	$10.61
Net investment loss[3]	(0.05)		(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.32)		0.53	0.51	0.32
Total from investment operations	(0.37)		0.48	0.46	0.26
Less distributions
From net investment income	(0.61)		(0.46)	(0.05)	—
From net realized gain	—		—	—	(0.07)
Total distributions	(0.61)		(0.46)	(0.05)	(0.07)
Net asset value, end of period	$10.25		$11.23	$11.21	$10.80
Total return (%)[4,5]	(3.40	) [6]	4.43	4.24	2.50
Ratios and supplemental data
Net assets, end of period (in millions)	$342		$293	$203	$146
Ratios (as a percentage of average net assets):
Expenses before reductions	2.33	[7]	2.37	2.42	2.53
Expenses including reductions	2.31	[7]	2.36	2.41	2.52
Net investment loss	(0.90	) [7]	(0.45)	(0.43)	(0.55)
Portfolio turnover (%)	37		80	56	106

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class C shares is 8-1-12.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

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Class I Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.30		$11.29	$10.87	$10.62	$10.00
Net investment income[3]	0.01		0.06	0.07	0.06	0.04
Net realized and unrealized gain (loss) on investments	(0.32)		0.53	0.51	0.33	0.58
Total from investment operations	(0.31)		0.59	0.58	0.39	0.62
Less distributions
From net investment income	(0.72)		(0.58)	(0.16)	(0.07)	—
From net realized gain	—		—	—	(0.07)	—
Total distributions	(0.72)		(0.58)	(0.16)	(0.14)	—
Net asset value, end of period	$10.27		$11.30	$11.29	$10.87	$10.62
Total return (%)[4]	(2.83	) [5]	5.38	5.37	3.65	6.20	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5,660		$5,093	$3,495	$1,740	$167
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[6]	1.36	1.39	1.43	1.60	[6]
Expenses including reductions	1.30	[6]	1.34	1.38	1.42	1.59	[6]
Net investment income	0.12	[6]	0.56	0.63	0.58	0.58	[6]
Portfolio turnover (%)	37		80	56	106	33

1	Six months ended 1-31-16. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

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Class R2 Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.25		$11.24	$10.83	$10.58	$10.67
Net investment income (loss)[3]	(0.02)		(0.01)	— [4]	— [4]	0.01
Net realized and unrealized gain (loss) on investments	(0.31)		0.53	0.50	0.32	(0.10)
Total from investment operations	(0.33)		0.52	0.50	0.32	(0.09)
Less distributions
From net investment income	(0.68)		(0.51)	(0.09)	—	—
From net realized gain	—		—	—	(0.07)	—
Total distributions	(0.68)		(0.51)	(0.09)	(0.07)	—
Net asset value, end of period	$10.24		$11.25	$11.24	$10.83	$10.58
Total return (%)[5]	(3.05	) [6]	4.75	4.67	3.08	(0.84	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$5	$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	[8]	1.99	2.85	8.88	18.31	[8]
Expenses including reductions	1.70	[8]	1.97	2.00	2.00	2.00	[8]
Net investment income (loss)	(0.29	) [8]	(0.06)	0.02	(0.01)	0.19	[8]
Portfolio turnover (%)	37		80	56	106	33

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

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Class R6 Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.30		$11.29	$10.86	$10.60	$10.67
Net investment income[3]	0.01		0.09	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.32)		0.51	0.50	0.34	(0.10)
Total from investment operations	(0.31)		0.60	0.59	0.39	(0.07)
Less distributions
From net investment income	(0.73)		(0.59)	(0.16)	(0.06)	—
From net realized gain	—		—	—	(0.07)	—
Total distributions	(0.73)		(0.59)	(0.16)	(0.13)	—
Net asset value, end of period	$10.26		$11.30	$11.29	$10.86	$10.60
Total return (%)[4]	(2.81	) [5]	5.51	5.44	3.66	(0.66	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$626		$557	$196	$39	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.26	1.33	1.51	18.04	[7]
Expenses including reductions	1.19	[7]	1.23	1.28	1.50	1.50	[7]
Net investment income	0.23	[7]	0.77	0.78	0.51	0.69	[7]
Portfolio turnover (%)	37		80	56	106	33

1	Six months ended 1-31-16. Unaudited.
2	The inception date for Class R6 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

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Class NAV Shares Period ended	1-31-16	[1]	7-31-15	7-31-14	7-31-13	7-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.29		$11.28	$10.86	$10.61	$10.00
Net investment income[3]	0.01		0.08	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.32)		0.52	0.51	0.32	0.57
Total from investment operations	(0.31)		0.60	0.59	0.40	0.61
Less distributions
From net investment income	(0.73)		(0.59)	(0.17)	(0.08)	—
From net realized gain	—		—	—	(0.07)	—
Total distributions	(0.73)		(0.59)	(0.17)	(0.15)	—
Net asset value, end of period	$10.25		$11.29	$11.28	$10.86	$10.61
Total return (%)[4]	(2.81	) [5]	5.51	5.50	3.78	6.10	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,172		$1,260	$835	$673	$497
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[6]	1.24	1.26	1.29	1.43	[6]
Expenses including reductions	1.19	[6]	1.23	1.26	1.29	1.43	[6]
Net investment income	0.23	[6]	0.68	0.72	0.73	0.69	[6]
Portfolio turnover (%)	37		80	56	106	33

1	Six months ended 1-31-16. Unaudited.
2	Period from 12-19-11 (commencement of operations) to 7-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,072,444,400	—	$1,072,444,400	—
Capital preferred securities	1,557,134	—	1,557,134	—
Foreign government obligations	482,675,049	—	482,675,049	—
Common stocks	2,218,837,444	$744,846,877	1,473,072,077	$918,490
Rights	106,785	106,785	—	—
Purchased options	99,446,884	75,467,124	23,979,760	—
Short-term investments	4,950,169,907	55,478,642	4,894,691,265	—
Total investments in securities	$8,825,237,603	$875,899,428	$7,948,419,685	$918,490
Other financial instruments:
Futures	$2,225,390	$2,225,390	—	—
Forward foreign currency contracts	(37,101,290)	—	($37,101,290)	—
Written options	(1,175,507)	—	(1,175,507)	—
Interest rate swaps	(54,216,350)	—	(54,216,350)	—
Credit default swaps	7,271,522	—	7,271,522	—
Total return swaps	62,800,453	—	62,800,453	—
Variance swaps	6,394,069	—	6,394,069	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       53

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended were $2,439. For the six months ended January 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of July 31, 2015, the fund has a short-term capital loss carryfoward of $204,714,898 available to offset future net realized capital gains. This carryforward does not expire.

As of July 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       54

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and receivable

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       55

for exchange-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets and foreign bond markets, and to maintain diversity and liquidity of the fund. The fund held futures contracts with notional values ranging from $3.3 billion to $4.6 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Australian 10-year Treasury Bond Futures	8,539	Long	Mar 2016	$767,634,311	$782,101,643	$14,467,332
Euro STOXX 50 Index Futures	8,432	Long	Mar 2016	296,619,996	279,054,067	(17,565,929)
Hang Seng Index Futures	192	Long	Feb 2016	23,392,295	24,542,212	1,149,917
NASDAQ 100 E-Mini Futures	8,516	Long	Mar 2016	776,211,892	726,074,160	(50,137,732)
NIKKEI 225 Futures	1,406	Long	Mar 2016	229,090,409	207,302,689	(21,787,720)
ASX SPI 200 Futures	150	Short	Mar 2016	(13,113,707)	(13,275,605)	(161,898)
FTSE 100 Index Futures	1,903	Short	Mar 2016	(163,536,449)	(164,648,276)	(1,111,827)
FTSE 250 Index Futures	1,099	Short	Mar 2016	(53,206,059)	(51,798,488)	1,407,571
OMX Stockholm 30 Index Futures	5,131	Short	Feb 2016	(81,006,914)	(81,408,355)	(401,441)
Russell 2000 Index Futures	8,765	Short	Mar 2016	(975,050,609)	(904,022,100)	71,028,509
S&P 500 Index E-Mini Futures	1,155	Short	Mar 2016	(116,801,883)	(111,463,275)	5,338,608
						$2,225,390

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       56

the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $8.4 billion to $11.9 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	213,000,000	USD	148,667,823	Bank National Paris	2/1/2016	$2,082,745	—	$2,082,745
AUD	29,319,994	USD	20,415,101	Bank National Paris	2/2/2016	336,099	—	336,099
AUD	188,116,853	USD	132,402,605	Citigroup	2/3/2016	730,852	—	730,852
AUD	185,000,000	USD	130,195,785	HSBC	2/3/2016	731,822	—	731,822
AUD	31,000,000	USD	22,595,531	Goldman Sachs	2/4/2016	—	($657,313)	(657,313)
AUD	12,000,000	USD	8,464,272	Citigroup	5/4/2016	—	(7,647)	(7,647)
CAD	3,000,000	USD	2,132,937	Merrill Lynch	2/4/2016	8,542	—	8,542
CHF	18,460,000	GBP	12,609,901	Barclays Capital	2/16/2016	62,538	—	62,538
CHF	18,460,000	GBP	12,764,822	Deutsche Bank	2/16/2016	—	(158,212)	(158,212)
CHF	18,460,000	GBP	12,684,835	HSBC	2/16/2016	—	(44,237)	(44,237)
CHF	18,460,000	GBP	12,741,447	JPMorgan Chase	2/16/2016	—	(124,905)	(124,905)
CHF	18,460,000	GBP	12,755,446	Merrill Lynch	2/16/2016	—	(144,852)	(144,852)
CHF	18,440,000	GBP	12,868,414	Royal Bank of Scotland	2/16/2016	—	(325,359)	(325,359)
CHF	18,460,000	GBP	12,794,469	UBS Warburg	2/16/2016	—	(200,457)	(200,457)
CHF	20,060,000	GBP	13,709,780	Barclays Capital	2/29/2016	67,463	—	67,463
CHF	20,060,000	GBP	13,877,964	Deutsche Bank	2/29/2016	—	(172,189)	(172,189)
CHF	20,060,000	GBP	13,790,913	HSBC	2/29/2016	—	(48,146)	(48,146)
CHF	20,060,000	GBP	13,852,778	JPMorgan Chase	2/29/2016	—	(136,300)	(136,300)
CHF	20,060,000	GBP	13,868,293	Merrill Lynch	2/29/2016	—	(158,408)	(158,408)
CHF	20,040,000	GBP	13,992,303	Royal Bank of Scotland	2/29/2016	—	(354,660)	(354,660)
CHF	20,060,000	GBP	13,910,405	UBS Warburg	2/29/2016	—	(218,415)	(218,415)
CHF	26,360,000	GBP	18,016,860	Barclays Capital	3/2/2016	88,529	—	88,529
CHF	26,360,000	GBP	18,237,961	Deutsche Bank	3/2/2016	—	(226,528)	(226,528)
CHF	26,360,000	GBP	18,123,428	HSBC	3/2/2016	—	(63,324)	(63,324)
CHF	26,360,000	GBP	18,204,734	JPMorgan Chase	3/2/2016	—	(179,181)	(179,181)
CHF	26,360,000	GBP	18,225,251	Merrill Lynch	3/2/2016	—	(208,416)	(208,416)
CHF	26,340,000	GBP	18,392,493	Royal Bank of Scotland	3/2/2016	—	(466,274)	(466,274)
CHF	26,360,000	GBP	18,280,597	UBS Warburg	3/2/2016	—	(287,282)	(287,282)
EUR	47,000,000	USD	51,353,876	Goldman Sachs	2/4/2016	—	(436,716)	(436,716)
EUR	11,000,000	USD	11,932,668	HSBC	2/4/2016	—	(15,886)	(15,886)
EUR	44,000,000	USD	47,842,363	Bank National Paris	2/8/2016	—	(170,893)	(170,893)
EUR	4,400,000	USD	4,786,669	Citigroup	2/8/2016	—	(19,522)	(19,522)
EUR	53,700,000	USD	58,129,445	Deutsche Bank	2/8/2016	51,417	—	51,417
EUR	53,500,000	USD	57,933,813	JPMorgan Chase	2/8/2016	30,360	—	30,360
EUR	54,400,000	USD	58,958,720	Royal Bank of Scotland	2/8/2016	—	(19,449)	(19,449)
EUR	21,000,000	USD	22,861,572	Goldman Sachs	2/12/2016	—	(107,209)	(107,209)
EUR	21,000,000	USD	22,876,518	Royal Bank of Scotland	2/12/2016	—	(122,154)	(122,154)
EUR	38,000,000	USD	41,491,402	UBS Warburg	2/12/2016	—	(316,839)	(316,839)
EUR	61,900,000	USD	67,449,182	Bank National Paris	3/4/2016	—	(345,272)	(345,272)
EUR	54,900,000	USD	59,929,115	Barclays Capital	3/4/2016	—	(413,692)	(413,692)
EUR	40,900,000	USD	44,676,829	UBS Warburg	3/4/2016	—	(338,381)	(338,381)
EUR	1,900,000	USD	2,079,398	JPMorgan Chase	4/14/2016	—	(17,023)	(17,023)
EUR	100,000	USD	109,392	Bank National Paris	4/15/2016	—	(843)	(843)
EUR	319,607	USD	349,643	Barclays Capital	4/15/2016	—	(2,712)	(2,712)
EUR	3,025,067	USD	3,290,458	Citigroup	4/15/2016	—	(6,774)	(6,774)
EUR	2,422,072	USD	2,646,254	HSBC	4/15/2016	—	(17,116)	(17,116)
EUR	1,377,858	USD	1,494,547	Merrill Lynch	4/15/2016	1,105	—	1,105
EUR	261,731	USD	284,627	UBS Warburg	4/15/2016	—	(520)	(520)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       57

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	39,500,000	USD	43,171,920	Citigroup	4/19/2016	—	(290,173)	(290,173)
EUR	11,900,000	USD	12,999,608	UBS Warburg	4/19/2016	—	(80,803)	(80,803)
GBP	85,782,198	CHF	129,200,000	UBS Warburg	2/16/2016	—	(3,962,182)	(3,962,182)
GBP	91,680,815	CHF	140,400,000	Barclays Capital	2/29/2016	—	(6,562,357)	(6,562,357)
GBP	29,687,933	CHF	44,100,000	Deutsche Bank	3/2/2016	—	(795,152)	(795,152)
GBP	91,610,883	CHF	140,400,000	Merrill Lynch	3/2/2016	—	(6,672,117)	(6,672,117)
GBP	45,000,000	USD	66,410,540	Goldman Sachs	3/9/2016	—	(2,286,601)	(2,286,601)
GBP	44,000,000	USD	62,724,788	HSBC	3/9/2016	—	(25,826)	(25,826)
GBP	346,341	USD	495,965	Citigroup	4/21/2016	—	(2,370)	(2,370)
INR	4,500,000,000	USD	66,703,230	Bank National Paris	2/18/2016	—	(579,685)	(579,685)
INR	21,930,000,000	USD	326,736,876	Bank National Paris	2/23/2016	—	(4,757,305)	(4,757,305)
INR	4,500,000,000	USD	66,436,354	Bank National Paris	4/18/2016	—	(1,013,077)	(1,013,077)
INR	4,500,000,000	USD	65,616,798	Bank National Paris	4/20/2016	—	(216,516)	(216,516)
INR	4,500,000,000	USD	64,937,876	Bank National Paris	5/18/2016	153,679	—	153,679
INR	17,600,000,000	USD	254,339,276	Bank National Paris	5/26/2016	—	(92,896)	(92,896)
INR	4,330,000,000	USD	62,651,021	Bank National Paris	5/26/2016	—	(100,633)	(100,633)
KRW	145,604,712,241	USD	121,135,368	Barclays Capital	2/5/2016	304,058	—	304,058
KRW	20,900,000,000	USD	17,915,309	Deutsche Bank	3/9/2016	—	(498,357)	(498,357)
MXN	1,690,000,000	USD	100,745,156	UBS Warburg	2/2/2016	—	(7,569,322)	(7,569,322)
MXN	420,000,000	USD	24,250,123	Bank National Paris	2/17/2016	—	(1,117,124)	(1,117,124)
MXN	1,058,600,000	USD	62,750,694	Merrill Lynch	2/22/2016	—	(4,463,949)	(4,463,949)
MXN	1,522,000,000	USD	90,179,233	UBS Warburg	2/23/2016	—	(6,383,171)	(6,383,171)
MXN	3,150,400,000	USD	186,580,910	Royal Bank of Scotland	2/24/2016	—	(13,142,332)	(13,142,332)
MXN	890,000,000	USD	53,086,788	Goldman Sachs	2/25/2016	—	(4,092,996)	(4,092,996)
MXN	2,030,000,000	USD	117,087,239	Bank National Paris	3/3/2016	—	(5,389,516)	(5,389,516)
MXN	1,631,000,000	USD	97,931,490	Deutsche Bank	3/3/2016	—	(8,188,147)	(8,188,147)
MXN	1,690,000,000	USD	90,739,946	Goldman Sachs	5/3/2016	1,847,210	—	1,847,210
USD	153,026,016	AUD	213,000,000	Deutsche Bank	2/1/2016	2,275,448	—	2,275,448
USD	21,063,836	AUD	29,319,994	Bank National Paris	2/2/2016	312,635	—	312,635
USD	86,003,680	AUD	119,000,000	JPMorgan Chase	2/3/2016	1,785,381	—	1,785,381
USD	180,351,305	AUD	254,116,853	Royal Bank of Scotland	2/3/2016	508,539	—	508,539
USD	13,492,489	AUD	19,000,000	Bank National Paris	2/4/2016	46,484	—	46,484
USD	8,500,211	AUD	12,000,000	Citigroup	2/4/2016	7,997	—	7,997
USD	42,280,411	AUD	58,000,000	Royal Bank of Scotland	3/9/2016	1,299,974	—	1,299,974
USD	96,034,722	AUD	140,000,000	Goldman Sachs	4/26/2016	—	(2,659,857)	(2,659,857)
USD	94,680,152	AUD	138,035,623	UBS Warburg	4/26/2016	—	(2,629,617)	(2,629,617)
USD	43,623,735	AUD	62,295,717	Goldman Sachs	4/29/2016	—	(286,725)	(286,725)
USD	148,039,047	AUD	213,000,000	Bank National Paris	5/3/2016	—	(2,072,706)	(2,072,706)
USD	20,329,018	AUD	29,319,994	Bank National Paris	5/4/2016	—	(333,333)	(333,333)
USD	131,830,409	AUD	188,116,853	Citigroup	5/5/2016	—	(733,198)	(733,198)
USD	129,634,310	AUD	185,000,000	HSBC	5/5/2016	—	(732,889)	(732,889)
USD	2,266,222	CAD	3,000,000	Bank National Paris	2/4/2016	124,743	—	124,743
USD	13,501,225	CAD	18,050,000	HSBC	3/9/2016	616,706	—	616,706
USD	2,133,159	CAD	3,000,000	Merrill Lynch	5/4/2016	—	(8,523)	(8,523)
USD	26,348,895	CHF	27,000,000	Goldman Sachs	2/12/2016	—	(19,244)	(19,244)
USD	50,671,232	CHF	50,000,000	Royal Bank of Scotland	2/12/2016	1,841,344	—	1,841,344
USD	25,866,246	CHF	26,000,000	Bank National Paris	3/9/2016	448,009	—	448,009
USD	24,370,794	CHF	24,000,000	Goldman Sachs	3/9/2016	907,807	—	907,807
USD	25,900,568	CHF	26,000,000	Royal Bank of Scotland	3/9/2016	482,331	—	482,331
USD	94,124,199	CHF	96,000,000	UBS Warburg	3/9/2016	272,249	—	272,249

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       58

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	15,977,678	CHF	16,320,000	Barclays Capital	4/5/2016	1,859	—	1,859
USD	16,080,164	CHF	16,320,000	Deutsche Bank	4/5/2016	104,345	—	104,345
USD	16,077,234	CHF	16,320,000	HSBC	4/5/2016	101,414	—	101,414
USD	16,147,864	CHF	16,320,000	JPMorgan Chase	4/5/2016	172,044	—	172,044
USD	16,163,937	CHF	16,320,000	Merrill Lynch	4/5/2016	188,118	—	188,118
USD	16,157,758	CHF	16,330,000	Royal Bank of Scotland	4/5/2016	172,150	—	172,150
USD	16,153,618	CHF	16,320,000	UBS Warburg	4/5/2016	177,798	—	177,798
USD	15,982,842	CHF	16,320,000	Barclays Capital	4/12/2016	2,054	—	2,054
USD	16,085,791	CHF	16,320,000	Deutsche Bank	4/12/2016	105,003	—	105,003
USD	16,082,462	CHF	16,320,000	HSBC	4/12/2016	101,674	—	101,674
USD	16,152,978	CHF	16,320,000	JPMorgan Chase	4/12/2016	172,191	—	172,191
USD	16,169,783	CHF	16,320,000	Merrill Lynch	4/12/2016	188,995	—	188,995
USD	16,163,676	CHF	16,330,000	Royal Bank of Scotland	4/12/2016	173,096	—	173,096
USD	16,159,056	CHF	16,320,000	UBS Warburg	4/12/2016	178,268	—	178,268
USD	15,987,774	CHF	16,320,000	Barclays Capital	4/19/2016	2,018	—	2,018
USD	16,091,580	CHF	16,320,000	Deutsche Bank	4/19/2016	105,824	—	105,824
USD	16,087,852	CHF	16,320,000	HSBC	4/19/2016	102,097	—	102,097
USD	16,158,096	CHF	16,320,000	JPMorgan Chase	4/19/2016	172,340	—	172,340
USD	16,175,392	CHF	16,320,000	Merrill Lynch	4/19/2016	189,636	—	189,636
USD	16,169,437	CHF	16,330,000	Royal Bank of Scotland	4/19/2016	173,887	—	173,887
USD	16,164,578	CHF	16,320,000	UBS Warburg	4/19/2016	178,822	—	178,822
USD	15,992,944	CHF	16,320,000	Barclays Capital	4/26/2016	2,221	—	2,221
USD	16,097,294	CHF	16,320,000	Deutsche Bank	4/26/2016	106,570	—	106,570
USD	16,093,087	CHF	16,320,000	HSBC	4/26/2016	102,364	—	102,364
USD	16,163,217	CHF	16,320,000	JPMorgan Chase	4/26/2016	172,493	—	172,493
USD	16,181,486	CHF	16,320,000	Merrill Lynch	4/26/2016	190,763	—	190,763
USD	16,175,203	CHF	16,330,000	Royal Bank of Scotland	4/26/2016	174,681	—	174,681
USD	16,170,103	CHF	16,320,000	UBS Warburg	4/26/2016	179,380	—	179,380
USD	9,395,932	DKK	64,000,000	Goldman Sachs	2/12/2016	103,361	—	103,361
USD	19,378,379	DKK	136,000,000	Royal Bank of Scotland	3/9/2016	—	(382,770)	(382,770)
USD	21,959,480	EUR	20,000,000	Merrill Lynch	2/4/2016	292,603	—	292,603
USD	42,118,098	EUR	38,000,000	UBS Warburg	2/4/2016	951,032	—	951,032
USD	231,669,774	EUR	210,000,000	Goldman Sachs	2/8/2016	4,146,853	—	4,146,853
USD	23,414,554	EUR	22,000,000	Citigroup	2/12/2016	—	(423,351)	(423,351)
USD	199,196,962	EUR	182,000,000	Royal Bank of Scotland	2/12/2016	1,992,477	—	1,992,477
USD	125,603,832	EUR	114,000,000	Merrill Lynch	2/19/2016	2,060,465	—	2,060,465
USD	54,227,010	EUR	49,200,000	Merrill Lynch	3/4/2016	890,784	—	890,784
USD	115,050,340	EUR	108,500,000	Royal Bank of Scotland	3/4/2016	—	(2,571,215)	(2,571,215)
USD	29,612,005	EUR	28,000,000	Citigroup	3/9/2016	—	(746,885)	(746,885)
USD	180,495,460	EUR	170,000,000	Deutsche Bank	3/9/2016	—	(3,826,372)	(3,826,372)
USD	28,298,582	EUR	26,000,000	Merrill Lynch	3/9/2016	108,184	—	108,184
USD	383,289,006	EUR	360,873,992	Royal Bank of Scotland	3/9/2016	—	(7,987,203)	(7,987,203)
USD	229,187,887	EUR	212,904,919	Bank National Paris	4/14/2016	—	(1,912,027)	(1,912,027)
USD	2,077,063	EUR	1,913,506	Citigroup	4/15/2016	—	(31)	(31)
USD	472,340,049	EUR	434,349,657	HSBC	4/15/2016	857,277	—	857,277
USD	2,064,422	EUR	1,897,340	Royal Bank of Scotland	4/15/2016	4,876	—	4,876
USD	55,926,510	EUR	51,400,000	Citigroup	4/19/2016	125,958	—	125,958
USD	104,465,568	EUR	96,000,000	HSBC	4/19/2016	246,638	—	246,638
USD	79,644,034	EUR	72,730,976	Bank National Paris	4/21/2016	681,822	—	681,822
USD	332,548	EUR	304,567	HSBC	4/21/2016	1,887	—	1,887

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       59

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	239,501,935	EUR	218,962,788	UBS Warburg	4/27/2016	1,739,228	—	1,739,228
USD	156,018,629	EUR	143,883,137	Goldman Sachs	4/28/2016	—	(222,574)	(222,574)
USD	192,688,512	GBP	128,000,000	Bank National Paris	3/9/2016	10,291,530	—	10,291,530
USD	25,609,965	GBP	17,000,000	Goldman Sachs	3/9/2016	1,385,365	—	1,385,365
USD	28,279,830	GBP	19,000,000	Goldman Sachs	3/9/2016	1,205,278	—	1,205,278
USD	195,715,130	GBP	130,000,000	Merrill Lynch	3/9/2016	10,468,196	—	10,468,196
USD	35,614,400	GBP	25,000,000	Royal Bank of Scotland	3/9/2016	—	(10,010)	(10,010)
USD	9,100,486	GBP	6,245,448	Deutsche Bank	4/15/2016	199,830	—	199,830
USD	1,161,283	GBP	797,373	HSBC	4/15/2016	24,913	—	24,913
USD	10,011,706	GBP	6,946,139	UBS Warburg	4/21/2016	112,296	—	112,296
USD	12,359,069	GBP	8,604,107	Merrill Lynch	4/22/2016	96,741	—	96,741
USD	20,261,638	HKD	157,000,000	UBS Warburg	2/12/2016	83,462	—	83,462
USD	65,837,601	INR	4,500,000,000	Bank National Paris	2/18/2016	—	(285,944)	(285,944)
USD	321,317,175	INR	21,930,000,000	Bank National Paris	2/23/2016	—	(662,396)	(662,396)
USD	65,626,367	INR	4,500,000,000	Bank National Paris	4/18/2016	203,090	—	203,090
USD	16,532,451	JPY	2,000,000,000	Bank National Paris	2/12/2016	9,559	—	9,559
USD	32,767,624	JPY	4,025,000,000	Royal Bank of Scotland	3/9/2016	—	(503,734)	(503,734)
USD	126,597,386	KRW	145,604,712,241	Barclays Capital	2/5/2016	5,157,960	—	5,157,960
USD	85,821,733	KRW	104,404,712,241	Barclays Capital	2/29/2016	—	(1,203,249)	(1,203,249)
USD	120,881,938	KRW	145,604,712,241	Barclays Capital	4/5/2016	—	(377,083)	(377,083)
USD	66,586,208	KRW	80,000,000,000	JPMorgan Chase	4/6/2016	—	(36,112)	(36,112)
USD	87,540,844	KRW	104,404,712,241	Barclays Capital	4/12/2016	605,650	—	605,650
USD	60,236,092	KRW	72,250,000,000	Merrill Lynch	4/15/2016	79,080	—	79,080
USD	59,871,556	KRW	72,250,000,000	Merrill Lynch	4/19/2016	—	(280,398)	(280,398)
USD	91,864,308	KRW	110,985,863,277	Barclays Capital	4/21/2016	—	(533,532)	(533,532)
USD	59,550,793	KRW	72,250,000,000	Merrill Lynch	4/25/2016	—	(593,647)	(593,647)
USD	59,528,714	KRW	72,250,000,000	Merrill Lynch	5/10/2016	—	(599,614)	(599,614)
USD	91,324,443	MXN	1,690,000,000	Goldman Sachs	2/2/2016	—	(1,851,392)	(1,851,392)
USD	52,943,016	MXN	880,000,000	Bank National Paris	2/17/2016	4,473,876	—	4,473,876
USD	163,820,876	MXN	2,784,954,900	Citigroup	2/17/2016	10,429,546	—	10,429,546
USD	7,014,565	MXN	130,000,000	HSBC	2/17/2016	—	(145,649)	(145,649)
USD	45,108,696	MXN	830,000,000	JPMorgan Chase	2/17/2016	—	(606,517)	(606,517)
USD	4,129,685	NOK	35,262,413	Bank National Paris	2/12/2016	68,344	—	68,344
USD	6,061,889	NOK	52,350,000	HSBC	3/9/2016	34,065	—	34,065
USD	3,657,022	RUB	249,959,300	Bank National Paris	2/12/2016	354,441	—	354,441
USD	42,165,072	SEK	360,000,000	Royal Bank of Scotland	2/12/2016	214,227	—	214,227
USD	8,655,698	SEK	75,000,000	Deutsche Bank	3/9/2016	—	(91,130)	(91,130)
USD	1,568,963	SGD	2,200,000	Deutsche Bank	2/12/2016	24,955	—	24,955
USD	65,645,491	SGD	91,840,000	Bank National Paris	2/25/2016	1,205,665	—	1,205,665
USD	65,364,725	SGD	91,840,000	Bank National Paris	2/26/2016	926,091	—	926,091
USD	65,404,254	SGD	91,840,000	Bank National Paris	2/29/2016	969,193	—	969,193
USD	65,520,907	SGD	91,840,000	Bank National Paris	3/1/2016	1,087,036	—	1,087,036
USD	65,102,893	SGD	91,840,000	Bank National Paris	3/2/2016	670,213	—	670,213
USD	951,189	SGD	1,345,000	HSBC	3/9/2016	7,735	—	7,735
USD	48,796,686	SGD	69,800,000	Citigroup	3/14/2016	—	(158,396)	(158,396)
USD	48,870,141	SGD	69,800,000	Citigroup	3/15/2016	—	(83,672)	(83,672)
USD	48,913,805	SGD	69,800,000	Citigroup	3/17/2016	—	(37,467)	(37,467)
USD	48,896,810	SGD	69,800,000	Citigroup	3/18/2016	—	(53,192)	(53,192)
USD	16,086,600	SGD	22,960,000	Goldman Sachs	3/29/2016	—	(10,410)	(10,410)
USD	16,091,304	SGD	22,960,000	Royal Bank of Scotland	3/30/2016	—	(5,287)	(5,287)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       60

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	64,903,454	SGD	92,760,000	Royal Bank of Scotland	3/31/2016	—	(126,210)	(126,210)
USD	16,148,249	SGD	22,960,000	Royal Bank of Scotland	4/1/2016	52,493	—	52,493
USD	35,991,866	SGD	50,800,000	Deutsche Bank	4/5/2016	382,724	—	382,724
USD	16,208,431	SGD	22,960,000	Goldman Sachs	4/5/2016	114,221	—	114,221
USD	62,954,770	SGD	90,500,000	JPMorgan Chase	4/11/2016	—	(473,888)	(473,888)
USD	62,685,485	SGD	90,500,000	JPMorgan Chase	4/14/2016	—	(738,728)	(738,728)
USD	62,618,924	SGD	90,500,000	JPMorgan Chase	4/18/2016	—	(799,364)	(799,364)
USD	62,684,417	SGD	90,500,000	JPMorgan Chase	4/21/2016	—	(729,427)	(729,427)
						$86,259,391	($123,360,681)	($37,101,290)

Currency abbreviation
AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	Korean Won	USD	U.S. Dollar
GBP	Pound Sterling	MXN	Mexican Peso

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended January 31, 2016, the fund used purchased options to manage duration of the fund, to manage against anticipated changes in securities markets, gain exposure to certain securities markets, to manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund. The fund held purchased options with market values ranging from $35.3 million to $99.4 million, as measured at each quarter end.

During the six months ended January 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets and changes in currency exchange rates, gain exposure to certain securities markets and foreign currencies, and to maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the six months ended January 31, 2016 and the contracts held at January 31, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       61

	Number of contracts*	Notional amount*	Premiums received
Outstanding, beginning of period	2,659	282,423,935	$12,829,557
Options written	19,611	—	5,216,554
Option closed	—	(282,423,935)	(9,690,476)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	22,270	—	$8,355,635

*The amounts for options on securities represent number of contracts. The amounts for over the counter index options and foreign currency options represent notional amount.

Options on securities (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Apple, Inc. CBOE FLEX	Morgan Stanley	$125	Jun 2016	3,130	$3,397,236	($139,353)

Index options (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Swiss Market Index	Morgan Stanley	8,700	Mar 2016	19,140	$4,958,399	($1,036,154)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries market. The fund held interest rate swaps with total USD notional amounts ranging from $14.0 billion to $24.1 billion, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       62

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	193,000,000	AUD	$175,398,418	6 Month BBSW	Fixed 4.0150%	Mar 2018	—	$4,903,303	$4,903,303
	374,000,000	AUD	342,694,828	3 Month BBSW	Fixed 3.5200%	Sep 2018	—	7,881,207	7,881,207
	38,372,000	AUD	33,504,471	6 Month BBSW	Fixed 3.4825%	Oct 2018	—	710,004	710,004
	117,248,000	AUD	101,689,506	6 Month BBSW	Fixed 3.4450%	Oct 2018	—	2,111,863	2,111,863
	42,280,000	AUD	37,337,619	6 Month BBSW	Fixed 3.2775%	Oct 2018	—	663,551	663,551
	25,535,000	AUD	22,044,287	6 Month BBSW	Fixed 3.2750%	Nov 2018	—	400,469	400,469
	24,684,000	AUD	21,467,708	6 Month BBSW	Fixed 3.2650%	Nov 2018	—	382,668	382,668
	25,535,000	AUD	22,260,095	6 Month BBSW	Fixed 3.2875%	Nov 2018	—	403,706	403,706
	42,558,000	AUD	37,089,198	6 Month BBSW	Fixed 3.2750%	Nov 2018	—	665,573	665,573
	25,535,000	AUD	22,253,693	6 Month BBSW	Fixed 3.2700%	Nov 2018	—	397,603	397,603
	42,558,000	AUD	37,276,645	6 Month BBSW	Fixed 3.2525%	Nov 2018	—	653,887	653,887
	75,116,000	AUD	65,422,368	6 Month BBSW	Fixed 3.2280%	Nov 2018	—	1,127,439	1,127,439
	24,258,000	AUD	21,167,539	6 Month BBSW	Fixed 3.2350%	Nov 2018	—	365,876	365,876
	42,558,000	AUD	37,136,126	6 Month BBSW	Fixed 3.2300%	Nov 2018	—	638,983	638,983
	42,558,000	AUD	26,461,481	6 Month BBSW	Fixed 3.2000%	Nov 2018	—	621,552	621,552
	42,558,000	AUD	36,723,388	6 Month BBSW	Fixed 3.2025%	Nov 2018	—	623,007	623,007
	138,798,000	AUD	110,649,798	6 Month BBSW	Fixed 2.8900%	May 2019	—	1,356,024	1,356,024
	92,532,000	AUD	73,488,838	6 Month BBSW	Fixed 2.7750%	May 2019	—	759,933	759,933
	138,798,000	AUD	109,692,257	6 Month BBSW	Fixed 2.9075%	May 2019	—	1,388,913	1,388,913
	46,266,000	AUD	36,689,056	6 Month BBSW	Fixed 2.8350%	May 2019	—	417,282	417,282
	92,532,000	AUD	73,378,112	6 Month BBSW	Fixed 2.8325%	May 2019	—	831,428	831,428
	46,266,000	AUD	36,517,621	6 Month BBSW	Fixed 2.8225%	May 2019	—	408,680	408,680
	76,808,000	AUD	61,338,934	6 Month BBSW	Fixed 2.9612%	May 2019	—	820,935	820,935
	48,150,000	AUD	37,361,553	6 Month BBSW	Fixed 2.9983%	Jun 2019	—	529,547	529,547
	48,148,050	AUD	37,389,284	6 Month BBSW	Fixed 2.9008%	Jun 2019	—	465,478	465,478
	16,049,350	AUD	12,427,773	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	154,562	154,562
	48,148,100	AUD	37,240,102	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	461,410	461,410
	16,049,400	AUD	12,413,393	6 Month BBSW	Fixed 2.9025%	Jun 2019	—	154,345	154,345
	16,049,400	AUD	12,364,429	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	153,804	153,804
	27,746,800	AUD	21,476,018	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	265,901	265,901
	160,493,570	AUD	122,873,416	6 Month BBSW	Fixed 2.9040%	Jun 2019	—	1,542,553	1,542,553
	32,099,000	AUD	24,555,726	6 Month BBSW	Fixed 2.9000%	Jul 2019	—	306,216	306,216
	32,099,000	AUD	23,435,401	6 Month BBSW	Fixed 2.7500%	Aug 2019	—	232,006	232,006
	386,506,000	AUD	280,603,451	6 Month BBSW	Fixed 2.4550%	Oct 2019	—	1,094,717	1,094,717
	310,494,000	AUD	224,083,082	6 Month BBSW	Fixed 2.4250%	Oct 2019	—	714,172	714,172
	81,758,000	AUD	59,327,901	6 Month BBSW	Fixed 2.6500%	Nov 2019	—	412,699	412,699
	40,507,000	AUD	29,724,018	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	201,060	201,060
	40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	202,906	202,906
	40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6700%	Dec 2019	—	213,883	213,883
	40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	202,906	202,906
	40,879,000	AUD	29,702,747	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	202,400	202,400
	122,061,000	AUD	87,731,618	6 Month BBSW	Fixed 2.6517%	Dec 2019	—	601,584	601,584
	81,374,000	AUD	58,564,777	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	396,397	396,397
	40,687,000	AUD	29,001,654	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	198,198	198,198
	122,061,000	AUD	88,262,602	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	594,595	594,595
	71,946,000	EUR	80,928,224	6 Month EURIBOR	Fixed 1.6077%	Oct 2025	—	1,532,018	1,532,018
	23,982,000	EUR	26,833,607	6 Month EURIBOR	Fixed 1.6133%	Oct 2025	—	514,596	514,596
	39,970,000	EUR	44,784,314	6 Month EURIBOR	Fixed 1.5272%	Oct 2025	—	672,641	672,641

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       63

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	47,964,000	EUR	54,096,364	6 Month EURIBOR	Fixed 1.5935%	Oct 2025	—	973,725	973,725
	15,988,000	EUR	17,974,547	6 Month EURIBOR	Fixed 1.6245%	Oct 2025	—	350,502	350,502
	31,976,000	EUR	36,051,231	6 Month EURIBOR	Fixed 1.5728%	Oct 2025	—	609,533	609,533
	23,982,000	EUR	27,232,777	6 Month EURIBOR	Fixed 1.6227%	Oct 2025	—	520,293	520,293
	71,946,000	EUR	81,914,131	6 Month EURIBOR	Fixed 1.5761%	Oct 2025	—	1,376,865	1,376,865
	15,988,000	EUR	18,355,070	6 Month EURIBOR	Fixed 1.5600%	Oct 2025	—	291,716	291,716
	7,994,000	EUR	9,094,012	6 Month EURIBOR	Fixed 1.5520%	Oct 2025	—	141,635	141,635
	31,976,000	EUR	36,262,191	6 Month EURIBOR	Fixed 1.6460%	Oct 2025	—	723,891	723,891
	63,952,000	EUR	72,518,625	6 Month EURIBOR	Fixed 1.6149%	Oct 2025	—	1,339,396	1,339,396
	7,994,000	EUR	8,880,150	6 Month EURIBOR	Fixed 1.5820%	Oct 2025	—	152,588	152,588
	23,982,000	EUR	26,045,592	6 Month EURIBOR	Fixed 1.6190%	Nov 2025	—	496,192	496,192
	31,976,000	EUR	34,778,826	6 Month EURIBOR	Fixed 1.6368%	Nov 2025	—	689,002	689,002
	31,976,000	EUR	34,356,566	6 Month EURIBOR	Fixed 1.6628%	Nov 2025	—	732,551	732,551
	31,612,400	EUR	33,877,446	6 Month EURIBOR	Fixed 1.6883%	Nov 2025	—	765,004	765,004
	31,612,400	EUR	34,180,741	6 Month EURIBOR	Fixed 1.6663%	Nov 2025	—	723,810	723,810
	31,612,400	EUR	33,984,885	6 Month EURIBOR	Fixed 1.6195%	Nov 2025	—	644,076	644,076
	18,660,800	EUR	19,868,190	6 Month EURIBOR	Fixed 1.5970%	Nov 2025	—	356,508	356,508
	37,321,600	EUR	39,753,310	6 Month EURIBOR	Fixed 1.5707%	Nov 2025	—	659,386	659,386
	18,660,800	EUR	20,033,280	6 Month EURIBOR	Fixed 1.5395%	Nov 2025	—	296,815	296,815
	18,660,800	EUR	19,866,286	6 Month EURIBOR	Fixed 1.506%	Nov 2025	—	263,060	263,060
	50,479,585	EUR	53,742,851	6 Month EURIBOR	Fixed 1.5174%	Nov 2025	—	738,806	738,806
	30,287,400	EUR	32,159,057	6 Month EURIBOR	Fixed 1.5037%	Nov 2025	—	420,049	420,049
	20,191,600	EUR	21,439,371	6 Month EURIBOR	Fixed 1.5120%	Nov 2025	—	288,968	288,968
	40,383,200	EUR	42,804,206	6 Month EURIBOR	Fixed 1.5010%	Dec 2025	—	549,461	549,461
	30,287,400	EUR	32,000,042	6 Month EURIBOR	Fixed 1.5290%	Dec 2025	—	456,321	456,321
	10,095,800	EUR	10,666,681	6 Month EURIBOR	Fixed 1.5270%	Dec 2025	—	151,031	151,031
	40,383,200	EUR	42,935,273	6 Month EURIBOR	Fixed 1.5500%	Dec 2025	—	652,332	652,332
	50,479,000	EUR	53,585,911	6 Month EURIBOR	Fixed 1.5222%	Dec 2025	—	738,973	738,973
	30,287,400	EUR	33,161,508	6 Month EURIBOR	Fixed 1.5634%	Dec 2025	—	506,943	506,943
	60,574,800	EUR	65,865,800	6 Month EURIBOR	Fixed 1.7020%	Dec 2025	—	1,459,580	1,459,580
	40,383,200	EUR	43,795,766	6 Month EURIBOR	Fixed 1.6285%	Dec 2025	—	813,539	813,539
	29,075,700	EUR	31,673,566	6 Month EURIBOR	Fixed 1.5763%	Dec 2025	—	503,914	503,914
	38,767,600	EUR	42,718,177	6 Month EURIBOR	Fixed 1.5790%	Dec 2025	—	676,206	676,206
	58,151,400	EUR	63,641,080	6 Month EURIBOR	Fixed 1.5975%	Dec 2025	—	1,065,997	1,065,997
	29,075,700	EUR	31,949,914	6 Month EURIBOR	Fixed 1.5593%	Dec 2025	—	472,933	472,933
	29,075,700	EUR	31,945,351	6 Month EURIBOR	Fixed 1.5723%	Dec 2025	—	492,130	492,130
	29,075,700	EUR	31,756,591	6 Month EURIBOR	Fixed 1.6743%	Dec 2025	—	649,218	649,218
	29,075,700	EUR	31,734,755	6 Month EURIBOR	Fixed 1.6787%	Dec 2025	—	655,086	655,086
	29,075,700	EUR	31,452,571	6 Month EURIBOR	Fixed 1.6203%	Dec 2025	—	561,803	561,803
	29,075,700	EUR	31,608,145	6 Month EURIBOR	Fixed 1.5523%	Dec 2025	—	455,571	455,571
	38,767,600	EUR	41,983,539	6 Month EURIBOR	Fixed 1.6108%	Jan 2026	—	709,547	709,547
	67,843,300	EUR	72,938,021	6 Month EURIBOR	Fixed 1.5823%	Jan 2026	—	1,136,457	1,136,457
	20,910,800	EUR	22,867,079	6 Month EURIBOR	Fixed 1.5738%	Jan 2026	—	338,064	338,064
	41,821,600	EUR	45,671,228	6 Month EURIBOR	Fixed 1.5462%	Jan 2026	—	613,721	613,721
	41,821,600	EUR	45,384,757	6 Month EURIBOR	Fixed 1.5519%	Jan 2026	—	624,916	624,916
	41,821,600	EUR	45,391,161	6 Month EURIBOR	Fixed 1.5831%	Jan 2026	—	692,978	692,978
	31,366,200	EUR	34,134,137	6 Month EURIBOR	Fixed 1.5200%	Jan 2026	—	413,288	413,288
	31,365,815	EUR	34,077,350	6 Month EURIBOR	Fixed 1.4992%	Jan 2026	—	375,451	375,451
	38,123,400	GBP	57,688,432	Fixed 2.2773%	6 Month LIBOR	Oct 2025	—	(615,504)	(615,504)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       64

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	114,370,200	GBP	173,303,937	Fixed 2.2981%	6 Month LIBOR	Oct 2025	—	(2,003,190)	(2,003,190)
	63,539,000	GBP	96,458,283	Fixed 2.2026%	6 Month LIBOR	Oct 2025	—	(711,677)	(711,677)
	76,246,800	GBP	116,215,705	Fixed 2.3090%	6 Month LIBOR	Oct 2025	—	(1,382,101)	(1,382,101)
	25,415,600	GBP	38,957,082	Fixed 2.3355%	6 Month LIBOR	Oct 2025	—	(504,455)	(504,455)
	50,831,200	GBP	78,068,529	Fixed 2.3045%	6 Month LIBOR	Oct 2025	—	(904,119)	(904,119)
	38,123,400	GBP	58,403,395	Fixed 2.3653%	6 Month LIBOR	Oct 2025	—	(829,866)	(829,866)
	114,370,200	GBP	174,552,364	Fixed 2.3100%	6 Month LIBOR	Oct 2025	—	(2,063,618)	(2,063,618)
	25,415,600	GBP	39,357,047	Fixed 2.2915%	6 Month LIBOR	Oct 2025	—	(427,089)	(427,089)
	12,707,800	GBP	19,677,914	Fixed 2.2640%	6 Month LIBOR	Oct 2025	—	(190,248)	(190,248)
	50,831,200	GBP	78,503,784	Fixed 2.3935%	6 Month LIBOR	Oct 2025	—	(1,188,855)	(1,188,855)
	101,662,400	GBP	156,748,539	Fixed 2.3561%	6 Month LIBOR	Oct 2025	—	(2,125,495)	(2,125,495)
	12,707,800	GBP	19,561,898	Fixed 2.3320%	6 Month LIBOR	Oct 2025	—	(245,251)	(245,251)
	38,123,400	GBP	58,654,994	Fixed 2.4525%	6 Month LIBOR	Nov 2025	—	(1,027,507)	(1,027,507)
	50,831,200	GBP	77,308,634	Fixed 2.4294%	6 Month LIBOR	Nov 2025	—	(1,291,676)	(1,291,676)
	50,831,200	GBP	76,498,864	Fixed 2.4491%	6 Month LIBOR	Nov 2025	—	(1,356,370)	(1,356,370)
	50,257,200	GBP	75,975,752	Fixed 2.5234%	6 Month LIBOR	Nov 2025	—	(1,583,037)	(1,583,037)
	50,257,200	GBP	76,528,757	Fixed 2.4925%	6 Month LIBOR	Nov 2025	—	(1,478,749)	(1,478,749)
	50,257,200	GBP	76,549,739	Fixed 2.4362%	6 Month LIBOR	Nov 2025	—	(1,291,778)	(1,291,778)
	29,666,000	GBP	45,136,554	Fixed 2.4425%	6 Month LIBOR	Nov 2025	—	(772,605)	(772,605)
	59,332,000	GBP	90,390,006	Fixed 2.3837%	6 Month LIBOR	Nov 2025	—	(1,314,883)	(1,314,883)
	29,666,000	GBP	45,353,228	Fixed 2.3287%	6 Month LIBOR	Nov 2025	—	(549,586)	(549,586)
	29,666,000	GBP	45,072,776	Fixed 2.3025%	6 Month LIBOR	Nov 2025	—	(497,753)	(497,753)
	74,234,000	GBP	111,944,868	Fixed 2.2562%	6 Month LIBOR	Nov 2025	—	(1,014,567)	(1,014,567)
	44,540,400	GBP	67,362,976	Fixed 2.2920%	6 Month LIBOR	Nov 2025	—	(712,513)	(712,513)
	29,693,600	GBP	44,908,651	Fixed 2.3200%	6 Month LIBOR	Nov 2025	—	(529,623)	(529,623)
	59,387,200	GBP	89,368,567	Fixed 2.2750%	6 Month LIBOR	Nov 2025	—	(880,983)	(880,983)
	44,540,400	GBP	67,081,946	Fixed 2.3090%	6 Month LIBOR	Nov 2025	—	(757,853)	(757,853)
	14,846,800	GBP	22,360,649	Fixed 2.3160%	6 Month LIBOR	Nov 2025	—	(259,436)	(259,436)
	59,387,200	GBP	89,565,349	Fixed 2.3394%	6 Month LIBOR	Dec 2025	—	(1,128,238)	(1,128,238)
	74,234,000	GBP	110,942,731	Fixed 2.2861%	6 Month LIBOR	Dec 2025	—	(1,149,009)	(1,149,009)
	44,540,400	GBP	67,500,796	Fixed 2.3223%	6 Month LIBOR	Dec 2025	—	(794,429)	(794,429)
	89,080,800	GBP	134,569,240	Fixed 2.4760%	6 Month LIBOR	Dec 2025	—	(2,486,139)	(2,486,139)
	59,387,200	GBP	89,386,053	Fixed 2.3990%	6 Month LIBOR	Dec 2025	—	(1,354,152)	(1,354,152)
	42,758,400	GBP	64,165,191	Fixed 2.3488%	6 Month LIBOR	Dec 2025	—	(832,954)	(832,954)
	57,011,200	GBP	86,545,830	Fixed 2.3733%	6 Month LIBOR	Dec 2025	—	(1,201,175)	(1,201,175)
	85,516,800	GBP	129,629,832	Fixed 2.3915%	6 Month LIBOR	Dec 2025	—	(1,902,280)	(1,902,280)
	42,758,400	GBP	65,102,087	Fixed 2.3673%	6 Month LIBOR	Dec 2025	—	(882,366)	(882,366)
	42,758,400	GBP	64,716,816	Fixed 2.3907%	6 Month LIBOR	Dec 2025	—	(945,864)	(945,864)
	42,758,400	GBP	64,298,346	Fixed 2.4668%	6 Month LIBOR	Dec 2025	—	(1,158,309)	(1,158,309)
	42,758,400	GBP	64,140,166	Fixed 2.4578%	6 Month LIBOR	Dec 2025	—	(1,132,202)	(1,132,202)
	42,758,400	GBP	63,691,125	Fixed 2.3960%	6 Month LIBOR	Dec 2025	—	(957,964)	(957,964)
	42,758,400	GBP	63,788,993	Fixed 2.3575%	6 Month LIBOR	Dec 2025	—	(849,094)	(849,094)
	57,011,200	GBP	83,931,337	Fixed 2.4095%	6 Month LIBOR	Jan 2026	—	(1,308,065)	(1,308,065)
	99,769,600	GBP	146,377,734	Fixed 2.3901%	6 Month LIBOR	Jan 2026	—	(2,159,988)	(2,159,988)
	30,751,000	GBP	44,960,889	Fixed 2.3368%	6 Month LIBOR	Jan 2026	—	(557,032)	(557,032)
	61,502,000	GBP	89,349,585	Fixed 2.2975%	6 Month LIBOR	Jan 2026	—	(954,324)	(954,324)
	61,502,000	GBP	89,461,358	Fixed 2.3156%	6 Month LIBOR	Jan 2026	—	(1,024,046)	(1,024,046)
	61,502,000	GBP	88,808,987	Fixed 2.3294%	6 Month LIBOR	Jan 2026	—	(1,078,502)	(1,078,502)
	46,126,500	GBP	66,578,860	Fixed 2.2883%	6 Month LIBOR	Jan 2026	—	(683,695)	(683,695)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       65

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	46,126,900	GBP	66,482,517	Fixed 2.2392%	6 Month LIBOR	Jan 2026	—	(534,337)	(534,337)
	49,743,000	USD	49,743,000	Fixed 1.2400%	3 Month LIBOR	Dec 2016	—	(299,953)	(299,953)
	126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(794,392)	(794,392)
	126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(794,392)	(794,392)
	126,049,000	USD	126,049,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(731,683)	(731,683)
	252,098,000	USD	252,098,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(1,463,366)	(1,463,366)
	126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(727,836)	(727,836)
	126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(727,836)	(727,836)
	126,049,000	USD	126,049,000	Fixed 1.1575%	3 Month LIBOR	Dec 2016	—	(637,801)	(637,801)
	126,049,000	USD	126,049,000	Fixed 1.1850%	3 Month LIBOR	Dec 2016	—	(672,647)	(672,647)
	126,049,000	USD	126,049,000	Fixed 1.2050%	3 Month LIBOR	Dec 2016	—	(682,602)	(682,602)
	126,049,000	USD	126,049,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(777,844)	(777,844)
	120,285,000	USD	120,285,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(739,306)	(739,306)
	120,285,000	USD	120,285,000	Fixed 1.3000%	3 Month LIBOR	Dec 2016	—	(757,389)	(757,389)
	240,570,000	USD	240,570,000	Fixed 1.3300%	3 Month LIBOR	Dec 2016	—	(1,599,879)	(1,599,879)
	134,430,000	USD	134,430,000	Fixed 1.2450%	3 Month LIBOR	Jan 2017	—	(748,013)	(748,013)
	134,430,000	USD	134,430,000	Fixed 1.2700%	3 Month LIBOR	Jan 2017	—	(781,700)	(781,700)
	148,046,000	USD	148,046,000	Fixed 1.1475%	3 Month LIBOR	Jan 2017	—	(679,261)	(679,261)
	271,954,000	USD	271,954,000	Fixed 1.0765%	3 Month LIBOR	Jan 2017	—	(1,044,707)	(1,044,707)
	175,236,000	USD	175,236,000	Fixed 1.0380%	3 Month LIBOR	Jan 2017	—	(602,695)	(602,695)
	175,236,000	USD	175,236,000	Fixed 1.0428%	3 Month LIBOR	Jan 2017	—	(611,718)	(611,718)
	116,824,000	USD	116,824,000	Fixed 1.0575%	3 Month LIBOR	Jan 2017	—	(423,542)	(423,542)
	116,824,000	USD	116,824,000	Fixed 1.1250%	3 Month LIBOR	Jan 2017	—	(501,872)	(501,872)
	56,064,000	USD	56,064,000	Fixed 1.0830%	3 Month LIBOR	Feb 2017	—	(214,630)	(214,630)
	262,120,000	USD	262,120,000	Fixed 1.3700%	3 Month LIBOR	Feb 2017	—	(1,734,710)	(1,734,710)
	56,064,000	USD	56,064,000	Fixed 1.4100%	3 Month LIBOR	Feb 2017	—	(393,373)	(393,373)
	209,696,000	USD	209,696,000	Fixed 1.3075%	3 Month LIBOR	Feb 2017	—	(1,255,890)	(1,255,890)
	40,866,000	USD	40,866,000	Fixed 1.3170%	3 Month LIBOR	Feb 2017	—	(249,156)	(249,156)
	48,823,000	USD	48,823,000	Fixed 1.3250%	3 Month LIBOR	Feb 2017	—	(301,580)	(301,580)
	81,732,000	USD	81,732,000	Fixed 1.2850%	3 Month LIBOR	Feb 2017	—	(470,433)	(470,433)
	81,732,000	USD	81,732,000	Fixed 1.2615%	3 Month LIBOR	Mar 2017	—	(449,395)	(449,395)
	122,598,000	USD	122,598,000	Fixed 1.3070%	3 Month LIBOR	Mar 2017	—	(731,003)	(731,003)
	163,464,000	USD	163,464,000	Fixed 1.3480%	3 Month LIBOR	Mar 2017	—	(1,033,877)	(1,033,877)
	81,732,000	USD	81,732,000	Fixed 1.3300%	3 Month LIBOR	Mar 2017	—	(501,115)	(501,115)
	81,732,000	USD	81,732,000	Fixed 1.4110%	3 Month LIBOR	Mar 2017	—	(566,207)	(566,207)
	81,732,000	USD	81,732,000	Fixed 1.4072%	3 Month LIBOR	Mar 2017	—	(561,033)	(561,033)
	127,589,000	USD	127,589,000	Fixed 1.3520%	3 Month LIBOR	Mar 2017	—	(803,721)	(803,721)
	500,000,000	USD	500,000,000	Fixed 1.2980%	3 Month LIBOR	May 2017	—	(2,611,050)	(2,611,050)
	158,650,000	USD	158,650,000	Fixed 1.4150%	3 Month LIBOR	Jun 2017	—	(994,053)	(994,053)
	1,660,000,000	USD	1,660,000,000	Fixed 1.0780%	3 Month LIBOR	Feb 2018	—	(1,451,006)	(1,451,006)
	22,854,000	USD	22,854,000	3 Month LIBOR	Fixed 2.9650%	Dec 2024	—	816,697	816,697
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9775%	Dec 2024	—	2,109,018	2,109,018
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9762%	Dec 2024	—	2,105,676	2,105,676
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	1,830,001	1,830,001
	116,240,000	USD	116,240,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	3,660,002	3,660,002
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8600%	Dec 2024	—	1,788,509	1,788,509
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8550%	Dec 2024	—	1,775,136	1,775,136
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	1,573,204	1,573,204
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	1,573,204	1,573,204

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       66

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7850%	Dec 2024	—	1,585,240	1,585,240
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9000%	Dec 2024	—	1,888,046	1,888,046
	55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9200%	Dec 2024	—	1,851,439	1,851,439
	55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9100%	Dec 2024	—	1,825,933	1,825,933
	110,846,000	USD	110,846,000	3 Month LIBOR	Fixed 2.8800%	Dec 2024	—	3,496,205	3,496,205
	93,064,000	USD	93,064,000	3 Month LIBOR	Fixed 2.7522%	Mar 2025	—	2,253,387	2,253,387
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.9110%	Mar 2025	—	1,460,528	1,460,528
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.8060%	Mar 2025	—	1,235,648	1,235,648
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.7852%	Mar 2025	—	1,189,516	1,189,516
	40,334,000	USD	40,334,000	3 Month LIBOR	Fixed 2.7150%	Mar 2025	—	899,097	899,097
	78,200,000	USD	78,200,000	3 Month LIBOR	Fixed 3.1542%	Jun 2025	—	3,165,215	3,165,215
	77,781,000	USD	77,781,000	3 Month LIBOR	Fixed 3.2842%	Jul 2025	—	3,563,762	3,563,762
	104,003,000	USD	104,003,000	3 Month LIBOR	Fixed 3.3137%	Jul 2025	—	4,902,857	4,902,857
	156,004,000	USD	156,004,000	3 Month LIBOR	Fixed 3.2908%	Jul 2025	—	7,188,212	7,188,212
	130,004,000	USD	130,004,000	3 Month LIBOR	Fixed 3.2560%	Jul 2025	—	5,781,876	5,781,876
	52,748,000	USD	52,748,000	3 Month LIBOR	Fixed 3.2062%	Jul 2025	—	2,224,209	2,224,209
	50,895,000	USD	50,895,000	3 Month LIBOR	Fixed 3.1612%	Jul 2025	—	2,038,961	2,038,961
	208,006,000	USD	208,006,000	3 Month LIBOR	Fixed 3.1769%	Jul 2025	—	8,476,494	8,476,494
	82,459,000	USD	82,459,000	3 Month LIBOR	Fixed 3.0583%	Aug 2025	—	2,690,992	2,690,992
	189,928,000	USD	189,928,000	3 Month LIBOR	Fixed 2.9414%	Sep 2025	—	5,564,625	5,564,625
	59,746,000	USD	59,746,000	3 Month LIBOR	Fixed 2.9075%	Sep 2025	—	1,656,745	1,656,745
	127,238,000	USD	127,238,000	3 Month LIBOR	Fixed 2.8937%	Sep 2025	—	3,446,318	3,446,318
	102,688,000	USD	102,688,000	3 Month LIBOR	Fixed 2.8878%	Sep 2025	—	2,751,607	2,751,607
	87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7456%	Oct 2025	—	1,738,757	1,738,757
	29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.6977%	Oct 2025	—	514,410	514,410
	63,600,000	USD	63,600,000	Fixed 2.0112%	3 Month LIBOR	Oct 2025	—	(1,757,052)	(1,757,052)
	48,678,500	USD	48,678,500	3 Month LIBOR	Fixed 2.6484%	Oct 2025	—	747,629	747,629
	58,414,200	USD	58,414,200	3 Month LIBOR	Fixed 2.7426%	Oct 2025	—	1,144,106	1,144,106
	19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.7585%	Oct 2025	—	395,010	395,010
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7170%	Oct 2025	—	714,386	714,386
	29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.7740%	Oct 2025	—	611,202	611,202
	87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7111%	Oct 2025	—	1,580,338	1,580,338
	19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.6755%	Oct 2025	—	319,440	319,440
	79,400,000	USD	79,400,000	Fixed 2.0057%	3 Month LIBOR	Oct 2025	—	(2,110,810)	(2,110,810)
	9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6130%	Oct 2025	—	131,715	131,715
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7185%	Oct 2025	—	710,581	710,581
	77,885,600	USD	77,885,600	3 Month LIBOR	Fixed 2.6850%	Oct 2025	—	1,301,616	1,301,616
	9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6720%	Oct 2025	—	156,530	156,530
	29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.7310%	Nov 2025	—	541,689	541,689
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7081%	Nov 2025	—	680,229	680,229
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7748%	Nov 2025	—	796,855	796,855
	38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.8360%	Nov 2025	—	892,902	892,902
	38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.8321%	Nov 2025	—	883,796	883,796
	38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.7642%	Nov 2025	—	764,832	764,832
	22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.7582%	Nov 2025	—	444,446	444,446
	45,456,000	USD	45,456,000	3 Month LIBOR	Fixed 2.7237%	Nov 2025	—	817,172	817,172
	22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.6587%	Nov 2025	—	340,788	340,788
	22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.6292%	Nov 2025	—	310,039	310,039
	34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6480%	Nov 2025	—	501,664	501,664

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       67

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	57,902,604	USD	57,902,604	3 Month LIBOR	Fixed 2.6468%	Nov 2025	—	832,969	832,969
	23,161,000	USD	23,161,000	3 Month LIBOR	Fixed 2.6620%	Nov 2025	—	349,094	349,094
	46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.6300%	Dec 2025	—	628,029	628,029
	34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6450%	Dec 2025	—	493,948	493,948
	11,580,500	USD	11,580,500	3 Month LIBOR	Fixed 2.6135%	Dec 2025	—	148,181	148,181
	46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.6417%	Dec 2025	—	650,958	650,958
	57,902,500	USD	57,902,500	3 Month LIBOR	Fixed 2.6044%	Dec 2025	—	715,032	715,032
	34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6576%	Dec 2025	—	510,818	510,818
	69,483,000	USD	69,483,000	3 Month LIBOR	Fixed 2.7885%	Dec 2025	—	1,430,891	1,430,891
	46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.7260%	Dec 2025	—	822,480	822,480
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6443%	Dec 2025	—	468,614	468,614
	44,469,200	USD	44,469,200	3 Month LIBOR	Fixed 2.6806%	Dec 2025	—	696,868	696,868
	66,703,800	USD	66,703,800	3 Month LIBOR	Fixed 2.6914%	Dec 2025	—	1,074,705	1,074,705
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6667%	Dec 2025	—	499,575	499,575
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6760%	Dec 2025	—	513,006	513,006
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7225%	Dec 2025	—	582,354	582,354
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7353%	Dec 2025	—	601,015	601,015
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7040%	Dec 2025	—	552,394	552,394
	33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6460%	Dec 2025	—	464,542	464,542
	44,469,200	USD	44,469,200	3 Month LIBOR	Fixed 2.6480%	Jan 2026	—	612,559	612,559
	77,821,100	USD	77,821,100	3 Month LIBOR	Fixed 2.6621%	Jan 2026	—	1,119,993	1,119,993
	23,985,400	USD	23,985,400	3 Month LIBOR	Fixed 2.6060%	Jan 2026	—	283,052	283,052
	47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5810%	Jan 2026	—	511,316	511,316
	47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5385%	Jan 2026	—	418,718	418,718
	47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5509%	Jan 2026	—	444,685	444,685
	35,978,100	USD	35,978,100	3 Month LIBOR	Fixed 2.5117%	Jan 2026	—	269,408	269,408
	35,977,396	USD	35,977,396	3 Month LIBOR	Fixed 2.4453%	Jan 2026	—	159,556	159,556
	36,700,000	USD	36,700,000	Fixed 2.4167%	3 Month LIBOR	Oct 2035	—	(1,779,154)	(1,779,154)
	44,700,000	USD	44,700,000	Fixed 2.4032%	3 Month LIBOR	Oct 2035	—	(2,039,370)	(2,039,370)
	62,500,000	USD	62,500,000	Fixed 3.6975%	3 Month LIBOR	Sep 2044	—	(4,394,775)	(4,394,775)
	62,500,000	USD	62,500,000	Fixed 3.7150%	3 Month LIBOR	Sep 2044	—	(4,462,575)	(4,462,575)
	31,250,000	USD	31,250,000	Fixed 3.7350%	3 Month LIBOR	Sep 2044	—	(2,270,031)	(2,270,031)
	62,500,000	USD	62,500,000	Fixed 3.7360%	3 Month LIBOR	Sep 2044	—	(4,543,938)	(4,543,938)
	62,500,000	USD	62,500,000	Fixed 3.7445%	3 Month LIBOR	Sep 2044	—	(4,575,513)	(4,575,513)
	31,250,000	USD	31,250,000	Fixed 3.7550%	3 Month LIBOR	Sep 2044	—	(2,308,088)	(2,308,088)
	156,250,000	USD	156,250,000	Fixed 3.7357%	3 Month LIBOR	Sep 2044	—	(11,352,734)	(11,352,734)
	31,250,000	USD	31,250,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(2,095,078)	(2,095,078)
	62,500,000	USD	62,500,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(4,190,156)	(4,190,156)
	62,500,000	USD	62,500,000	Fixed 3.6495%	3 Month LIBOR	Sep 2044	—	(4,207,588)	(4,207,588)
	125,000,000	USD	125,000,000	Fixed 3.7412%	3 Month LIBOR	Sep 2044	—	(9,125,788)	(9,125,788)
	93,750,000	USD	93,750,000	Fixed 3.6192%	3 Month LIBOR	Sep 2044	—	(6,133,500)	(6,133,500)
	93,750,000	USD	93,750,000	Fixed 3.6317%	3 Month LIBOR	Sep 2044	—	(6,217,331)	(6,217,331)
	26,250,000	USD	26,250,000	Fixed 3.5125%	3 Month LIBOR	Oct 2044	—	(1,543,453)	(1,543,453)
	26,250,000	USD	26,250,000	Fixed 3.4750%	3 Month LIBOR	Oct 2044	—	(1,482,380)	(1,482,380)
	26,250,000	USD	26,250,000	Fixed 3.5075%	3 Month LIBOR	Oct 2044	—	(1,535,189)	(1,535,189)
	6,044,000	USD	6,044,000	Fixed 3.2050%	3 Month LIBOR	Dec 2044	—	(362,986)	(362,986)
	15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(936,430)	(936,430)
	15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(936,430)	(936,430)
	15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(758,996)	(758,996)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       68

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(758,996)	(758,996)
	15,724,000	USD	15,724,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(816,161)	(816,161)
	31,448,000	USD	31,448,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(1,632,321)	(1,632,321)
	15,724,000	USD	15,724,000	3 Month LIBOR	Fixed 2.9900%	Dec 2044	$536,177	75,922	612,099
	15,724,000	USD	15,724,000	Fixed 2.9900%	3 Month LIBOR	Dec 2044	—	(612,099)	(612,099)
	15,724,000	USD	15,724,000	Fixed 3.0150%	3 Month LIBOR	Dec 2044	—	(650,716)	(650,716)
	15,724,000	USD	15,724,000	Fixed 3.000%	3 Month LIBOR	Dec 2044	—	(627,430)	(627,430)
	15,724,000	USD	15,724,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(689,696)	(689,696)
	23,214,000	USD	23,214,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(1,018,226)	(1,018,226)
	11,607,000	USD	11,607,000	Fixed 3.0700%	3 Month LIBOR	Dec 2044	—	(543,323)	(543,323)
	11,607,000	USD	11,607,000	Fixed 3.0950%	3 Month LIBOR	Dec 2044	—	(571,830)	(571,830)
	9,286,000	USD	9,286,000	Fixed 2.8000%	3 Month LIBOR	Jan 2045	—	(188,646)	(188,646)
	9,286,000	USD	9,286,000	Fixed 2.8150%	3 Month LIBOR	Jan 2045	—	(202,311)	(202,311)
	4,237,000	USD	4,237,000	Fixed 2.7170%	3 Month LIBOR	Jan 2045	—	(51,569)	(51,569)
	7,763,000	USD	7,763,000	3 Month LIBOR	Fixed 2.6481%	Jan 2045	16,293	25,772	42,065
	7,763,000	USD	7,763,000	Fixed 2.6481%	3 Month LIBOR	Jan 2045	—	(42,065)	(42,065)
	14,604,000	USD	14,604,000	3 Month LIBOR	Fixed 2.6552%	Jan 2045	41,616	47,758	89,374
	14,604,000	USD	14,604,000	Fixed 2.6552%	3 Month LIBOR	Jan 2045	—	(89,374)	(89,374)
	14,604,000	USD	14,604,000	3 Month LIBOR	Fixed 2.5988%	Jan 2045	(44,327)	53,044	8,717
	14,604,000	USD	14,604,000	Fixed 2.5988%	3 Month LIBOR	Jan 2045	—	(8,717)	(8,717)
	9,736,000	USD	9,736,000	Fixed 2.5750%	3 Month LIBOR	Jan 2045	—	16,866	16,866
	9,736,000	USD	9,736,000	3 Month LIBOR	Fixed 2.7030%	Jan 2045	76,517	28,859	105,376
	9,736,000	USD	9,736,000	Fixed 2.7030%	3 Month LIBOR	Jan 2045	—	(105,376)	(105,376)
	4,445,000	USD	4,445,000	Fixed 2.5270%	3 Month LIBOR	Feb 2045	—	28,454	28,454
	24,196,000	USD	24,196,000	3 Month LIBOR	Fixed 2.8200%	Feb 2045	430,426	109,377	539,803
	4,445,000	USD	4,445,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	(99,166)	(99,166)
	24,196,000	USD	24,196,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	(539,803)	(539,803)
	7,129,000	USD	7,129,000	Fixed 2.8270%	3 Month LIBOR	Feb 2045	—	(163,984)	(163,984)
	4,566,000	USD	4,566,000	Fixed 2.8500%	3 Month LIBOR	Feb 2045	—	(115,302)	(115,302)
	19,357,000	USD	19,357,000	Fixed 2.8887%	3 Month LIBOR	Feb 2045	—	(562,187)	(562,187)
	14,258,000	USD	14,258,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	(318,160)	(318,160)
	14,258,000	USD	14,258,000	Fixed 2.7640%	3 Month LIBOR	Mar 2045	—	(239,892)	(239,892)
	21,387,000	USD	21,387,000	Fixed 2.7761%	3 Month LIBOR	Mar 2045	—	(385,139)	(385,139)
	28,516,000	USD	28,516,000	Fixed 2.8362%	3 Month LIBOR	Mar 2045	—	(681,113)	(681,113)
	14,258,000	USD	14,258,000	Fixed 2.8632%	3 Month LIBOR	Mar 2045	—	(378,345)	(378,345)
	14,258,000	USD	14,258,000	Fixed 2.9560%	3 Month LIBOR	Mar 2045	—	(507,585)	(507,585)
	102,200,000	USD	102,200,000	Fixed 2.8170%	3 Month LIBOR	Mar 2045	—	(1,621,648)	(1,621,648)
	51,100,000	USD	51,100,000	Fixed 2.8662%	3 Month LIBOR	Mar 2045	—	(965,115)	(965,115)
	51,100,000	USD	51,100,000	Fixed 2.8812%	3 Month LIBOR	Mar 2045	—	(1,012,107)	(1,012,107)
	51,100,000	USD	51,100,000	Fixed 2.9000%	3 Month LIBOR	Mar 2045	—	(1,070,846)	(1,070,846)
	14,258,000	USD	14,258,000	Fixed 2.8295%	3 Month LIBOR	Mar 2045	—	(331,203)	(331,203)
	17,112,000	USD	17,112,000	Fixed 2.7655%	3 Month LIBOR	Mar 2045	—	(290,791)	(290,791)
	75,000,000	USD	75,000,000	Fixed 2.9800%	3 Month LIBOR	May 2045	—	(2,855,445)	(2,855,445)
	219,000,000	USD	219,000,000	Fixed 3.1375%	3 Month LIBOR	Jun 2045	—	(7,771,500)	(7,771,500)
	109,500,000	USD	109,500,000	Fixed 3.1378%	3 Month LIBOR	Jun 2045	—	(3,887,841)	(3,887,841)
	109,500,000	USD	109,500,000	Fixed 3.2259%	3 Month LIBOR	Jun 2045	—	(4,474,794)	(4,474,794)
	80,000,000	USD	80,000,000	Fixed 3.1800%	3 Month LIBOR	Jun 2045	—	(3,045,128)	(3,045,128)
	79,300,000	USD	79,300,000	Fixed 3.1870%	3 Month LIBOR	Jun 2045	—	(4,605,934)	(4,605,934)
	116,500,000	USD	116,500,000	Fixed 3.2355%	3 Month LIBOR	Jun 2045	—	(4,828,506)	(4,828,506)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       69

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	120,400,000	USD	120,400,000	Fixed 3.2524%	3 Month LIBOR	Jun 2045	—	(5,112,750)	(5,112,750)
	58,300,000	USD	58,300,000	Fixed 3.2450%	3 Month LIBOR	Jun 2045	—	(2,456,115)	(2,456,115)
	43,700,000	USD	43,700,000	Fixed 3.2083%	3 Month LIBOR	Jul 2045	—	(1,738,552)	(1,738,552)
	72,800,000	USD	72,800,000	Fixed 3.2226%	3 Month LIBOR	Jul 2045	—	(2,959,509)	(2,959,509)
	14,600,000	USD	14,600,000	Fixed 3.2500%	3 Month LIBOR	Jul 2045	—	(617,882)	(617,882)
	80,000,000	USD	80,000,000	Fixed 3.1700%	3 Month LIBOR	Jul 2045	—	(2,995,704)	(2,995,704)
	85,800,000	USD	85,800,000	Fixed 2.5352%	3 Month LIBOR	Oct 2045	—	(5,808,845)	(5,808,845)
	56,300,000	USD	56,300,000	Fixed 2.5012%	3 Month LIBOR	Oct 2045	—	(3,338,698)	(3,338,698)
	293,000,000	USD	293,000,000	Fixed 2.9226%	6 Month LIBOR	Dec 2045	—	(6,581,659)	(6,581,659)
			$24,133,296,249				$1,056,702	($55,273,052)	($54,216,350)

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended January 31, 2016 to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts up to $256.9 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2016 where the fund acted as a Seller of protection:

Counterparty	Reference obligation	Implied credit spread 1-31-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       70

Counterparty	Reference obligation	Implied credit spread 1-31-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	CDX.iTraxx 5Y	2.89%	98,100,000	EUR	$109,336,504	5.000%	Dec 2020	$9,087,525	($2,381,862)	$6,705,663
	CDX.North America High Yield 25 5Y	4.50%	147,600,000	USD	147,600,000	5.000%	Dec 2020	58,037	507,822	565,859
					$256,936,504			$9,145,562	($1,874,040)	$7,271,522

Total Return Swaps Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the six months ended January 31, 2016, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and maintain diversity and liquidity of the fund. The fund held total return swaps with total USD notional amounts from $448.1 million to $1.3 billion, as measured at each quarter end. The following table summarizes the total return swap contracts held as of January 31, 2016:

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Aegon	EURIBOR	EUR	2,176,619	Oct 2016	Morgan Stanley	$467	($56,907)	($56,440)
Pay	Aegon	EURIBOR	EUR	5,730,128	Oct 2016	Morgan Stanley	1,247	(149,830)	(148,583)
Pay	Aegon	EURIBOR	EUR	18,692,389	Jun 2016	Morgan Stanley	2,655	(487,350)	(484,695)
Pay	Allianz SE	EURIBOR	EUR	45,990,360	Jun 2016	Morgan Stanley	4,863	2,326,590	2,331,453
Pay	Allianz SE	EURIBOR	EUR	4,163,640	Oct 2016	Morgan Stanley	855	210,218	211,073
Pay	Assicurazi	EURIBOR	EUR	3,547,800	Oct 2016	Morgan Stanley	789	569,737	570,526
Pay	Assicurazioni	EURIBOR	EUR	40,134,690	Jun 2016	Morgan Stanley	4,760	6,449,353	6,454,113
Pay	Assicurazioni	EURIBOR	EUR	1,231,200	Oct 2016	Morgan Stanley	274	197,717	197,991
Pay	AXA SA	EURIBOR	EUR	45,254,096	Jun 2016	Morgan Stanley	4,915	3,132,187	3,137,102
Pay	AXA SA	EURIBOR	EUR	4,918,834	Oct 2016	Morgan Stanley	1,025	339,958	340,983
Pay	Baloise	LIBOR	CHF	12,605,220	Jun 2016	Morgan Stanley	1,391	38,083	39,474
Pay	Baloise	LIBOR	CHF	885,654	Oct 2016	Morgan Stanley	173	2,601	2,774
Pay	Baloise	LIBOR	CHF	1,270,437	Oct 2016	Morgan Stanley	247	3,731	3,978
Pay	Consumer Staple Select Sector Total Return	LIBOR	USD	56,624,631	Sep 2016	Deutsche Bank	9,487	293,765	303,252
Pay	Consumer Staple Select Sector Total Return	LIBOR	USD	67,562,640	Sep 2016	Deutsche Bank	11,096	349,327	360,423
Pay	Consumer Staple Select Sector Total Return	LIBOR	USD	56,235,915	Sep 2016	Citibank N.A.	9,389	292,563	301,952
Pay	Consumer Staple Select Sector Total Return	LIBOR	USD	39,464,968	Sep 2016	Citibank N.A.	6,598	205,304	211,902
Pay	Consumer Staple Select Sector Total Return	LIBOR	USD	44,933,273	Sep 2016	Citibank N.A.	7,550	233,714	241,264
Pay	Delta Lloyd NV	EURIBOR	EUR	686,016	Jun 2016	Morgan Stanley	147	(23,634)	(23,487)
Pay	Delta Lloyd NV	EURIBOR	EUR	3,131,654	Jun 2016	Morgan Stanley	654	(107,872)	(107,218)
Pay	Delta Lloyd NV	EURIBOR	EUR	1,062,342	Oct 2016	Morgan Stanley	249	(36,620)	(36,371)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       71

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Delta Lloyd NV	EURIBOR	EUR	476,147	Oct 2016	Morgan Stanley	113	(16,415)	(16,302)
Pay	Deltalloyd	EURIBOR	EUR	763,079	Oct 2016	Morgan Stanley	178	(26,303)	(26,125)
Pay	Hang Seng Index	HIBOR	HKD	289,499,655	Jul 2016	BNP Paribas	—	4,924,387	4,924,387
Pay	Muenchener	EURIBOR	EUR	45,364,116	Jun 2016	Morgan Stanley	4,882	338,052	342,934
Pay	Muenchener	EURIBOR	EUR	3,787,469	Oct 2016	Morgan Stanley	789	27,843	28,632
Pay	NN Group	EURIBOR	EUR	7,067,810	Jun 2016	Morgan Stanley	685	167,445	168,130
Pay	NN Group	EURIBOR	EUR	308,183	Oct 2016	Morgan Stanley	60	7,271	7,331
Pay	Russell 2000 Total Return Index	LIBOR	USD	91,703,849	Jun 2016	BNP Paribas	—	7,940,553	7,940,553
Pay	Russell 2000 Total Return Index	LIBOR	USD	121,033,324	Dec 2016	Goldman Sachs	—	9,063,291	9,063,291
Pay	Russell 2000 Total Return Index	LIBOR	USD	223,466,324	Dec 2016	Goldman Sachs	—	16,751,992	16,751,992
Pay	Storebrand	NIBOR	NOK	27,504,147	Jun 2016	Morgan Stanley	377	39,083	39,460
Pay	Storebrand	NIBOR	NOK	3,742,511	Oct 2016	Morgan Stanley	75	5,294	5,369
Pay	Storebrand	NIBOR	NOK	4,628,279	Oct 2016	Morgan Stanley	101	(18,200)	(18,099)
Pay	Swiss Life	LIBOR	CHF	17,756,893	Jun 2016	Morgan Stanley	1,794	439,902	441,696
Pay	Swiss Life	LIBOR	CHF	2,226,110	Oct 2016	Morgan Stanley	406	54,968	55,374
Pay	Zurich Ins	LIBOR	CHF	7,781,220	Oct 2016	Morgan Stanley	1,563	733,342	734,905
Pay	Zurich Insurance Group AG	LIBOR	CHF	37,299,816	Jun 2016	Morgan Stanley	4,771	3,518,047	3,522,818
Pay	Zurich Insurance Group AG	LIBOR	CHF	6,089,868	Oct 2016	Morgan Stanley	1,222	573,942	575,164
Receive	Nasdaq100	LIBOR	USD	222,332,268	Jan 2017	BNP Paribas	—	4,407,477	4,407,477
							$85,847	$62,714,606	$62,800,453

The following are abbreviations for the table above:
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the six months ended January 31, 2016, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets/volatility. The fund held variance swaps with total USD notional amounts ranging from $8.7 million to $17.2 million, as measured at each quarter end. The following table summarizes the variance swap contracts held as of January 31, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       72

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Capital	KOSPI 200	KRW	220,000,000	$194,716	Receive	Dec 2016	20.70%	($175,992)	($175,992)
Barclays Capital	S&P 500 Index	USD	195,000	195,000	Pay	Dec 2016	20.80%	147,036	147,036
Barclays Capital	FTSE 100	GBP	129,000	192,667	Pay	Dec 2016	19.85%	(359,343)	(359,343)
Barclays Capital	Hang Seng Index	HKD	1,500,000	193,001	Receive	Dec 2016	27.75%	1,107,227	1,107,227
BNP Paribas	KOSPI 200	KRW	452,261,307	404,581	Receive	Dec 2016	20.00%	373,193	373,193
BNP Paribas	KOSPI 200	KRW	151,515,152	137,885	Receive	Dec 2016	20.00%	148,088	148,088
BNP Paribas	S&P 500 Index	USD	136,000	136,000	Pay	Dec 2016	19.95%	(189,295)	(189,295)
BNP Paribas	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(387,116)	(387,116)
BNP Paribas	FTSE 100	GBP	50,000	82,728	Pay	Dec 2016	18.65%	(117,663)	(117,663)
BNP Paribas	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(279,200)	(279,200)
BNP Paribas	FTSE 100	GBP	141,044	220,467	Pay	Dec 2016	19.20%	(361,343)	(361,343)
BNP Paribas	S&P 500 Index	USD	128,000	128,000	Pay	Dec 2016	19.20%	124,069	124,069
BNP Paribas	S&P 500 Index	USD	402,000	402,000	Pay	Dec 2016	20.25%	(407,701)	(407,701)
BNP Paribas	Hang Seng Index	HKD	2,000,000	258,061	Receive	Dec 2016	27.50%	930,527	930,527
BNP Paribas	Hang Seng Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	307,808	307,808
BNP Paribas	Hang Seng Index	HKD	1,400,000	180,638	Receive	Dec 2016	27.40%	687,707	687,707
BNP Paribas	Hang Seng Index	HKD	1,712,500	220,824	Receive	Dec 2016	28.20%	898,801	898,801
BNP Paribas Securities Corp.	KOSPI 200	KRW	300,000,000	281,386	Receive	Dec 2016	21.40%	(700,427)	(700,427)
BNP Paribas Securities Corp.	S&P 500 Index	USD	279,000	279,000	Pay	Dec 2016	21.10%	556,833	556,833
BNP Paribas Securities Corp.	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	22.55%	395,865	395,865
BNP Paribas Securities Corp.	Hang Seng Index	HKD	775,000	99,912	Receive	Dec 2016	25.20%	(28,458)	(28,458)
Goldman Sachs	KOSPI 200	KRW	125,125,000	122,617	Receive	Dec 2016	20.45%	(282,355)	(282,355)
Goldman Sachs	KOSPI 200	KRW	200,000,000	191,516	Receive	Dec 2016	21.00%	(416,404)	(416,404)
Goldman Sachs	KOSPI 200	KRW	100,000,000	93,550	Receive	Dec 2016	21.00%	(205,736)	(205,736)
Goldman Sachs	KOSPI 200	KRW	150,000,000	132,556	Receive	Dec 2016	20.00%	(32,430)	(32,430)
Goldman Sachs	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	(66,668)	(66,668)
Goldman Sachs	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	(77,582)	(77,582)
Goldman Sachs	FTSE 100	GBP	72,000	113,012	Pay	Dec 2016	19.20%	(188,815)	(188,815)
Goldman Sachs	FTSE 100	GBP	85,000	126,068	Pay	Dec 2016	19.70%	(263,908)	(263,908)
Goldman Sachs	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	18.70%	82,490	82,490
Goldman Sachs	S&P 500 Index	USD	191,000	191,000	Pay	Dec 2016	20.50%	286,232	286,232
Goldman Sachs	S&P 500 Index	USD	93,000	93,000	Pay	Dec 2016	20.30%	116,599	116,599
Goldman Sachs	S&P 500 Index	USD	230,000	230,000	Pay	Dec 2016	22.25%	701,762	701,762
Goldman Sachs	S&P 500 Index	USD	270,000	270,000	Pay	Dec 2016	20.10%	25,628	25,628
Goldman Sachs	Hang Seng Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	280,499	280,499
Goldman Sachs	Hang Seng Index	HKD	638,625	$82,345	Receive	Dec 2016	28.30%	264,459	264,459
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	31,238	31,238
Goldman Sachs	Hang Seng Index	HKD	876,800	113,042	Receive	Dec 2016	28.10%	480,653	480,653
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,424	Receive	Dec 2016	28.15%	895,349	895,349
JPMorgan Chase Bank	KOSPI 200	KRW	197,424,893	167,643	Receive	Dec 2017	23.00%	381,769	381,769
JPMorgan Chase Bank	S&P 500 Index	USD	170,000	170,000	Pay	Dec 2017	23.60%	12,752	12,752
Morgan Stanley & Company, Inc.	KOSPI 200	KRW	100,000,000	97,135	Receive	Dec 2016	21.70%	(293,545)	(293,545)
Morgan Stanley & Company, Inc.	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	(54,989)	(54,989)
Morgan Stanley & Company, Inc.	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	(51,685)	(51,685)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       73

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	97,000	97,000	Pay	Dec 2016	20.00%	152,202	152,202
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.40%	676,103	676,103
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.75%	745,740	745,740
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	500,000	64,516	Receive	Dec 2016	28.00%	171,604	171,604
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,600	249,992	Receive	Dec 2016	23.90%	75,991	75,991
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,250,000	161,148	Receive	Dec 2016	28.15%	399,120	399,120
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,825	249,998	Receive	Dec 2016	24.75%	(122,620)	(122,620)
				$8,693,950				$6,394,069	$6,394,069

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Interest rate	Investments, at value*	Purchased options	$5,123,922	—
Interest rate	Swap contracts, at value	Interest rate swaps^	192,580,316	($246,796,666)
Interest rate	Receivable/payable for futures	Futures†	14,467,332	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	86,259,391	(123,360,681)
Equity	Investments, at value*	Purchased options	94,322,962	—
Equity	Written options, at value	Written options	—	(1,175,507)
Equity	Receivable/payable for futures	Futures†	78,924,605	(91,166,547)
Equity	Swap contracts, at value	Variance swaps^	11,457,344	(5,063,275)
Equity	Swap contracts, at value	Total return swaps^	63,717,773	(917,320)
Credit	Swap contracts, at value	Credit default swaps^	7,271,522	—

* Purchased options are included in the Fund's investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

	Asset	Liability
Foreign forward currency contracts	$86,259,391	($123,360,681)
Purchased options	23,979,760	—
Total return swaps	63,717,773	(917,320)
Variance swaps	11,457,344	(5,063,275)
Written options	—	(1,175,507)
Totals	$185,414,268	($130,516,783)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       74

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Capital	($2,079,347)	$6,151,776	—	($8,231,123)
BNP Paribas	24,619,193	19,766,880	—	4,852,313
Citibank N.A.	755,118	21,586,759	—	(20,831,641)
Citigroup	8,731,675	—	—	8,731,675
Deutsche Bank	(9,936,296)	—	$10,479,826	543,530
Goldman Sachs	24,525,352	36,735,091	—	(12,209,739)
HSBC Bank USA	1,835,519	—	—	1,835,519
JPMorgan Chase	(942,115)	10,420,000	—	(11,362,115)
Merrill Lynch	1,633,288	—	609,450	2,242,738
Morgan Stanley	42,796,134	30,190,000	—	12,606,134
Royal Bank of Scotland	(18,926,582)	—	23,901,821	4,975,239
UBS Warburg	(18,114,454)	—	22,978,368	4,863,914
Totals	$54,897,485	$124,850,506	$57,969,465	($11,983,556)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operations location	Investments and foreign currency transactions[1]	Written options	Futures contracts	Swap contracts	Investments and foreign currency transactions[2]	Total
Interest rate	Net realized gain (loss)	($5,393,374)	—	$12,066,508	($10,631,445)	—	($3,958,311)
Foreign currency	Net realized gain (loss)	—	$7,181,974	—	—	$178,163,349	185,345,323
Equity	Net realized gain (loss)	(12,068,570)	688,795	161,128,207	17,742,677	—	167,491,109
Credit	Net realized gain (loss)	—	—	—	3,125,473	—	3,125,473
Total		($17,461,944)	$7,870,769	$173,194,715	$10,236,705	$178,163,349	$352,003,594

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2016:

Risk	Statement of operation location	Investments and translation of assets and liabilites in foreign currencies[1]	Written options	Futures contracts	Swap contracts	Investments and translation of assets and liabilites in foreign currencies[2]	Total
Interest rate	Change in unrealized appreciation (depreciation)	$3,045,800	—	$13,202,290	($36,619,915)	—	($20,371,825)
Foreign currency	Change in unrealized appreciation (depreciation)	—	($4,113,209)	—	—	($130,819,039)	(134,932,248)
Equity	Change in unrealized appreciation (depreciation)	46,766,124	6,082,717	(53,414,200)	85,850,675	—	85,285,316

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       75

Risk	Statement of operation location	Investments and translation of assets and liabilites in foreign currencies[1]	Written options	Futures contracts	Swap contracts	Investments and translation of assets and liabilites in foreign currencies[2]	Total
Credit	Change in unrealized appreciation (depreciation)	—	—	—	(1,874,040)	—	(1,874,040)
Total		$49,811,924	$1,969,508	($40,211,910)	$47,356,720	($130,819,039)	($71,892,797)

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statment of operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.300% of the first $200 million of the fund's average daily net assets; and (b) 1.250% of the next $300 million of the fund's average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (a) 1.200% of the first $3.0 billion of the fund's average daily net assets; (b) 1.150% of the next $2.5 billion of the fund's average daily net assets; (c) 1.120% of the next $1.5 billion of the fund's average daily net assets; (d) 1.100% of the next $3.0 billion of the fund's average daily net assets; and (e) 1.070% of the fund's average daily net assets in excess of $10.0 billion. The Advisor has a subadvisory agreement with Standard Life Investment (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on November 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to December 1, 2015, blue-sky fees and printing and postage fees were reimbursed.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, short dividend expense, and acquired fund fees.

For the six months ended January 31, 2016, the expense reductions described above amounted to the following:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       76

Class	Expense reduction	Class	Expense reduction
Class A	$68,701	Class R6	$77,076
Class C	18,500	Class NAV	70,979
Class I	315,567	Total	$551,184
Class R2	361

The investment management fees incurred for the six months ended January 31, 2016 were equivalent to a net annual effective rate of 1.14% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $595,605 for the six months ended January 31, 2016. Of this amount, $98,712 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $494,213 was paid as sales commissions to broker-dealers and $2,680 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2016, CDSCs received by the Distributor amounted to $4,390 and $35,642 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       77

Class level expenses. Class level expenses for the six months ended January 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,793,998	$734,897
Class C	1,604,074	197,279
Class I	—	2,988,404
Class R2	15,243	508
Class R6	—	44,946
Total	$3,413,315	$3,966,034

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2016 and for the year ended July 31, 2015 were as follows:

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	46,229,636	$505,574,966	37,675,450	$424,004,284
Distributions reinvested	7,475,287	77,742,983	3,736,468	40,876,964
Repurchased	(24,250,592)	(262,867,725)	(31,877,856)	(359,107,125)
Net increase	29,454,331	$320,450,224	9,534,062	$105,774,123
Class C shares
Sold	8,855,086	$96,090,566	10,658,933	$119,761,297
Distributions reinvested	1,682,163	17,494,495	749,921	8,211,635
Repurchased	(3,249,588)	(34,976,324)	(3,407,187)	(38,271,255)
Net increase	7,287,661	$78,608,737	8,001,667	$89,701,677
Class I shares
Sold	163,921,713	$1,788,708,377	227,301,808	$2,565,685,954
Distributions reinvested	31,623,650	329,202,198	16,810,982	184,080,248
Repurchased	(95,018,914)	(1,033,503,493)	(102,999,491)	(1,159,570,641)
Net increase	100,526,449	$1,084,407,082	141,113,299	$1,590,195,561
Class R2 shares
Sold	227,022	$2,437,665	414,852	$4,640,491
Distributions reinvested	32,170	333,929	3,846	42,113
Repurchased	(40,957)	(448,129)	(34,391)	(386,811)
Net increase	218,235	$2,323,465	384,307	$4,295,793
Class R6 shares
Sold	16,856,433	$181,128,139	39,799,457	$446,749,435
Distributions reinvested	3,331,379	34,646,345	1,167,550	12,784,671
Repurchased	(8,451,094)	(92,439,079)	(9,059,720)	(102,160,683)
Net increase	11,736,718	$123,335,405	31,907,287	$357,373,423

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       78

		Six months ended 1-31-16		Year ended 7-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,477,344	$49,527,692	37,179,692	$418,815,461
Distributions reinvested	7,682,066	79,816,666	3,955,973	43,278,341
Repurchased	(9,416,231)	(102,288,979)	(3,497,210)	(39,554,385)
Net increase	2,743,179	$27,055,379	37,638,455	$422,539,417
Total net increase	151,966,573	$1,636,180,292	228,579,077	$2,569,879,994

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,922,844,915 and $1,414,184,832, respectively, for the six months ended January 31, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2016, funds within the John Hancock group of funds complex held 12.8% of the fund's net assets. At January 31, 2016, the fund had no affiliate ownership of 5% or more of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       79

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND       80

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF274537	395SA 1/16 3/16

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott
President
Date: March 18, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 18, 2016